As filed with the Securities and Exchange Commission on April 17, 2020
Registration Nos. 002-89550; 811-03972
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 60     (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 70 (X)
FUTUREFUNDS SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2020, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: flexible premium group deferred variable annuity contracts.

FUTUREFUNDS SERIES ACCOUNT
of Great-West Life & Annuity Insurance Company
GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
Distributed by
GWFS Equities, Inc.
8515 East Orchard Road, Greenwood Village, Colorado 80111
(800) 701-8255
Internet Availability of Portfolio Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Eligible Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting our Administrative Offices at (855) 756-4738.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting our Administrative Offices at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all Eligible Funds available under your Contract.
Overview
This Prospectus describes a group flexible premium deferred fixed and variable annuity contract (“Group Contract”) designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), as well as for certain non-qualified plans. The Group Contract provides a variable annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Group Contracts in connection with the following retirement plans (“Plans”):
•	pension or profit-sharing plans described in Code Section 401(a) (“401(a) Plans”);
•	cash or deferred profit sharing plans described in Code Section 401(k) (“401(k) Plans”);
•	tax-sheltered or tax-deferred annuities described in Code Section 403(b) (“403(b) Plans”);
•	deferred compensation plans described in Code Section 457(b) or (f) (“457(b) or (f) Plans”);
•	qualified governmental excess benefit plans described in Code Section 415(m) (“415(m) Plans”); and
•	non-qualified deferred compensation plans (“NQDC Plans”).
Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans listed above. The owner of a Group Contract will be an employer, plan trustee, certain employer associations, or certain employee associations, as applicable (“Group Contractowner”).
We will establish a Participant annuity account (“Participant Annuity Account”) in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.
Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Group Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.
Payment Options
The Group Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments, or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Division(s) you select. Income can be guaranteed for your lifetime and/or your Spouse’s lifetime, or for a specified
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period of time, depending on (1) the options made available under the terms of your Plan and the Group Contract, and (2) your needs and circumstances.
The date of this Prospectus is May 1, 2020
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Allocating Your Money
Subject to the restrictions on additional Transfers and Contributions noted below, you can allocate your Contributions among several Investment Divisions of the FutureFunds Series Account (the “Series Account”). Each Investment Division invests all of its assets in one of the corresponding mutual funds (“Eligible Funds”). The following is a list of each Eligible Fund:
Alger Balanced Portfolio (Class I-2 Shares)*
Alger Mid Cap Growth Portfolio (Class I-2 Shares)
American Century Investments® Equity Income Fund (Investor Class Shares)
American Century Investments Income & Growth Fund (Investor Class Shares)
American Funds The Growth Fund of America® (Class R3 Shares)
Artisan International Fund (Investor Shares)
ClearBridge International Small Cap Fund (Class A Shares)
ClearBridge Value Trust (Financial Intermediary Class Shares)
Columbia Contrarian Core Fund (Class A Shares)
Columbia Select Mid Cap Value Fund (Class R Shares)
Davis New York Venture Fund (Class R Shares)
Federated Equity Income Fund, Inc. (Class A Shares) (effective on or about June 26, 2020, this Fund will be renamed the Federated Hermes Equity Income Fund, Inc.)
Fidelity® VIP Contrafund® Portfolio (Initial Class Shares)
Fidelity® VIP Growth Portfolio (Initial Class Shares)
Franklin Small-Mid Cap Growth Fund (Class A Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Large Cap Value Fund (formerly Great-West Putnam Equity Income Fund) (Investor II Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Lifetime 2060 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2015 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2020 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2025 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2030 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2035 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2040 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2045 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2050 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2055 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2060 Fund (Investor Class Shares)
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)

Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Small Cap Growth Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (Investor Class Shares)
Invesco American Franchise Fund (Class A Shares)*
Invesco American Value Fund (Class R Shares)
Invesco Comstock Fund (Class R Shares)
Invesco Oppenheimer Capital Appreciation Fund (Class A Shares)
Invesco Oppenheimer Discovery Mid Cap Growth Fund (Class A Shares)*
Invesco Oppenheimer Global Fund (Class A Shares)
Invesco Small Cap Growth Fund (Class A Shares)*
Janus Henderson Forty Fund (Class T Shares)*
Janus Henderson Global Research Fund (Class T Shares)*
Janus Henderson Global Research Portfolio (Institutional Shares)
Janus Henderson Research Fund (Class T Shares)
Jensen Quality Growth Fund (Class R Shares)
Lord Abbett Value Opportunities Fund (Class R4 Shares)
MainStay MacKay Small Cap Core Fund (Class A Shares)*
MFS® Growth Fund (Class A Shares)*
PIMCO Total Return Fund (Administrative Class Shares)
Pioneer Equity Income VCT Portfolio (Class II Shares)
Putnam High Yield Fund (Class R Shares)
Putnam Income Fund (Class A Shares)
Putnam International Capital Opportunities Fund (Class R Shares)
Royce Total Return Fund (Service Class Shares)
Victory RS Select Growth Fund (Class A Shares)
Victory RS Small Cap Growth Fund (Class A Shares)*
Virtus Silvant Small-Cap Growth Stock Fund (I Shares)
*	This Investment Division is closed to incoming Transfers and new Contributions.
You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a Fixed Option is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).
The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Contractowner for more information.
This Prospectus presents important information you should read before participating in the Group Contract, including a description of the material rights and obligations under the Group Contract. It is important that you read the Prospectus carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information (the “SAI”) dated May 1, 2020, which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 537-2033. You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the SEC’s website at www.sec.gov.
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
The Group Contract is not available in all states.
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Definitions
Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you may make Contributions to the Group Contract.
Accumulation Unit: The accounting measure described in the Group Contract and we use to determine your Variable Account Value during the Accumulation Period.
Administrative Offices: The Administrative Offices of Great-West, located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.
Amendment Rider: GAC Amend 07 Amendment Rider, which offers supplemental provisions on an as needed basis to the Group Contract between Great-West and the Group Contractowner at no additional charge.
Annuity Commencement Date: The date annuity payments begin under an annuity payment option.
Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.
Contribution(s): Purchase payments, eligible rollovers, Transfers, payroll deductions, and other amounts we receive under the Group Contract on your behalf and allocate to a Participant Annuity Account.
Eligible Fund: A mutual fund, unit investment trust, or other investment portfolio in which an Investment Division invests all of its assets.
Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.
Fixed Options: Investment options that provide a fixed rate of return, and to which you can allocate Contributions or make Transfers. Your interests in the Fixed Options are not securities and are not subject to review by the SEC. Please consult with the Group Contractowner for more information about the Fixed Options.
Group Contract: An agreement between Great-West and the Group Contractowner providing a group flexible premium deferred fixed and/or variable annuity issued in connection with certain retirement Plans.
Group Contractowner: Depending on the type of Plan and the employer’s involvement, the Group Contractowner will be an employer, Plan trustee, certain employer associations, or certain employee associations.
Guaranteed Account Value: The sum of the values of each of your Guaranteed Sub-Accounts.
Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.
Investment Division: The Series Account is divided into Investment Divisions, each of which contains shares of an Eligible Fund. There is an Investment Division for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds. Investment Divisions may be also referred to as “sub-accounts” or “divisions” in the Prospectus, SAI, or Series Account financial statements.
Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.
Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.
Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.
Premium Tax: The amount of tax, if any, charged by a state or other government authority in connection with the Group Contract.

Request: Any request, either written, by telephone, or computerized, which is in a form satisfactory to Great-West and received at our Administrative Offices.
Series Account: FutureFunds Series Account, a separate account established by Great-West to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and consists of the individual Investment Divisions.
Spouse: A person recognized as a “spouse” under federal law. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.
Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.
Valuation Date: The date on which we calculate the Accumulation Unit value of each Investment Division. This calculation is made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Valuation Period: The period between two successive Valuation Dates.
Variable Account Value: The total value of your Variable Sub-Accounts.
Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

Fee Tables
The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or Transfer cash value between Investment Divisions. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount distributed)	8.5%[1]
Transfer Fee	None
Premium Tax Charges	0.00% - 3.50%[2]
The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.
Annual Contract Maintenance Charge	$30.00
Series Account Annual Expenses
Mortality and Expense Risk Charge[3]
Maximum Periodic Mortality and Expense Risk Charge[4] (as a percentage of the Participant Annuity Account Value)	1.00%
Maximum Daily Mortality and Expense Risk Charge[5] (as a deduction in the Net Investment Factor)	1.25%
Total Series Account Annual Expenses	1.00% or 1.25%
The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund’s fees and expenses is contained in the prospectus for each Eligible Fund.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[6]	0.48%	1.75% [7]

[1]	The contingent deferred sales charge will be based upon the level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the contingent deferred sales charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all contingent deferred sales charges under the Group Contract for which the Amendment Rider is added. For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge “free amount” may apply, please see the discussion below.

[2]	Premium Tax charge may apply upon full surrender, death, or annuitization.

[3]	We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.

[4]	The Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.

[5]	The Daily M&E Deduction is a charge deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.

[6]	Several of the Eligible Funds (the Great-West Profile Funds and the Great-West Lifetime Funds) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, Inc. funds, portfolios in the same group of investment companies as the Great-West Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds and the Great-West Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds and the Great-West Lifetime Funds as a result of their investment in shares of one or more UnderlyingPortfolios.

[7]	The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE ELIGIBLE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.
Example
This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.
The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$905.00	$1,530.00	$2,181.00	$3,316.00
(2) If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable period:
1 year	3 years	5 years	10 years
$305.00	$930.00	$1,581.00	$3,315.00
The examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death, or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.
The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the Mortality and Expense Risk Charge, but not the Contract Maintenance Charge, which is deducted by cancellation of units. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Financial Statements
The SAI contains our financial statements and those of the Series Account.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to its current name in February of 1982. In September of 1990, Great-West redomesticated and is now organized under the laws of the state of Colorado.
Great-West is authorized to engage in the sale of life insurance, accident and health insurance, and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam, and in all states in the United States, except New York.

Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc., a holding company. Great-West Lifeco, Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
Great-West has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.
On January 24, 2019, Great-West announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business. The transaction closed on June 1, 2019. The Group Contract will not be impacted by the transaction.
FutureFunds Series Account
We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the 1940 Act, as a unit investment trust. This registration does not involve supervision of the Series Account or Great-West by the SEC.
We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.
The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains, or losses of any other Investment Division and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of Great-West.
The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. We may or may not make additional Investment Divisions available to Group Contractowners in the future based on our assessment of marketing needs and investment conditions.
Investments of The Series Account
The Eligible Funds
Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.
Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.
Insurance-Dedicated Eligible Funds
Many of the Eligible Funds described in this Prospectus are available only to insurance companies for their variable contracts. Such Eligible Funds are often referred to as “Insurance Dedicated,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought by other insurance companies for their variable annuity contract.
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Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Insurance Dedicated Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Insurance Dedicated Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Insurance Dedicated Eligible Funds may differ substantially.
Public Eligible Funds
Some of the Eligible Funds, which the Investment Divisions buy for the Group Contract, are also available to the general public. Investment Divisions investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:
•	American Century Investments® Equity Income Fund (Investor Class Shares)
•	American Century Investments Income & Growth Fund (Investor Class Shares)
•	American Funds The Growth Fund of America® (Class R3 Shares)
•	Artisan International Fund (Investor Shares)
•	ClearBridge International Small Cap Fund (Class A Shares)
•	ClearBridge Value Trust (Financial Intermediary Class Shares)
•	Columbia Contrarian Core Fund (Class A Shares)
•	Columbia Select Mid Cap Value Fund (Class R Shares)
•	Davis New York Venture Fund (Class R Shares)
•	Federated Equity Income Fund, Inc. (Class A Shares) (effective on or about June 26, 2020, this Fund will be renamed the Federated Hermes Equity Income Fund, Inc.)
•	Franklin Small-Mid Cap Growth Fund (Class A Shares)
•	Invesco American Franchise Fund (Class A Shares)
•	Invesco American Value Fund (Class R Shares)
•	Invesco Comstock Fund (Class R Shares)
•	Invesco Oppenheimer Capital Appreciation Fund (Class A Shares)
•	Invesco Oppenheimer Discovery Mid Cap Growth Fund (Class A Shares)
•	Invesco Oppenheimer Global Fund (Class A Shares)
•	Invesco Small Cap Growth Fund (Class A Shares)
•	Janus Henderson Forty Fund (Class T Shares)
•	Janus Henderson Global Research Fund (Class T Shares)
•	Janus Henderson Research Fund (Class T Shares)
•	Jensen Quality Growth Fund (Class R Shares)
•	Lord Abbett Value Opportunities Fund (Class R4 Shares)
•	MainStay MacKay Small Cap Core Fund (Class A Shares)
•	MFS® Growth Fund (Class A Shares)
•	PIMCO Total Return Fund (Administrative Class Shares)
•	Putnam High Yield Fund (Class R Shares)
•	Putnam Income Fund (Class A Shares)
•	Putnam International Capital Opportunities Fund (Class R Shares)
•	Royce Total Return Fund (Service Class Shares)
•	Victory RS Select Growth Fund (Class A Shares)
•	Victory RS Small Cap Growth Fund (Class A Shares)
•	Virtus Silvant Small-Cap Growth Stock Fund (I Shares)
Payments We Receive
Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets we hold in that Eligible Fund. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.60% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, other compensation may come from Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. The combined compensation to GWFS (12b-1 fees) and us (administration related service fees) generally ranges up to 0.85% annually of Series Account assets invested in an Eligible Fund.
Investment Objectives and Advisers
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The following sets forth the investment objective and adviser of each Eligible Fund. There is no assurance that any of the Eligible Funds will achieve their respective objectives.
AIM Counselor Series Trust (Invesco Counselor Series Trust) - advised by Invesco Advisers, Inc.
Invesco American Franchise Fund (Class A Shares)* - seeks long-term capital appreciation.
Invesco Oppenheimer Capital Appreciation Fund (Class A Shares) - seeks capital appreciation.
Invesco Small Cap Growth Fund (Class A Shares)* - seeks long-term growth of capital.
AIM International Mutual Funds (Invesco International Mutual Funds) - advised by Invesco Advisors, Inc.
Invesco Oppenheimer Global Fund (Class A Shares) - seeks capital appreciation.
AIM Sector Funds (Invesco Sector Funds) - advised by Invesco Advisers, Inc.
Invesco American Value Fund (Class R Shares) - seeks total return through growth of capital and current income.
Invesco Comstock Fund (Class R Shares) - seeks total return through growth of capital and current income.
Invesco Oppenheimer Discovery Mid Cap Growth Fund (Class A Shares)* - seeks capital growth.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Balanced Portfolio (Class I-2 Shares)* - seeks current income and long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
American Century Capital Portfolios, Inc. - advised by American Century Investment Management, Inc.
American Century Investments® Equity Income Fund (Investor Class Shares) - seeks current income; capital appreciation is a secondary objective.
American Century Quantitative Equity Funds, Inc. - advised by American Century Investment Management, Inc.
American Century Investments Income & Growth Fund (Investor Class Shares) seeks long-term capital growth; income is a secondary consideration.
American Funds Growth Fund of America - advised by Capital Research and Management Company
American Funds The Growth Fund of America® (Class R3 Shares) - seeks growth of capital.
Artisan Partners Funds, Inc. - advised by Artisan Partners Limited Partnership
Artisan International Fund (Investor Shares) - seeks maximum long-term capital growth.
Columbia Funds Series Trust - advised by Columbia Management Investment Advisors, LLC
Columbia Select Mid Cap Value Fund (Class R Shares) - seeks long-term capital appreciation.
Columbia Funds Series Trust I - advised by Columbia Management Investment Advisors, LLC
Columbia Contrarian Core Fund (Class A Shares) - seeks total return, consisting of long-term capital appreciation and current income.
Davis New York Venture Fund, Inc. - advised by Davis Selected Advisers, L.P.
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Davis New York Venture Fund (Class R Shares) - seeks long-term growth of capital.
Federated Equity Income Fund, Inc. (effective on or about June 26, 2020, the Registrant will be renamed Federated Hermes Equity Income Fund, Inc.) - advised by Federated Equity Management Company of Pennsylvania
Federated Equity Income Fund, Inc. (Class A Shares) (effective on or about June 26, 2020, this Fund will be renamed the Federated Hermes Equity Income Fund, Inc.) - seeks above average income and capital appreciation.
Fidelity® Variable Insurance Products Fund – advised by Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Initial Class Shares) - seeks to achieve capital appreciation.
Fidelity® Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio (Initial Class Shares) - seeks long-term capital appreciation.
Franklin Strategic Series - advised by Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth Fund (Class A Shares) - seeks long-term capital growth.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Large Cap Value Fund (formerly Great-West Putnam Equity Income Fund) (Investor II Class Shares)* - seeks capital growth and current income.
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares) - seeks long-term capital growth. Loomis, Sayles & Company, L.P. is the sub-adviser to this Fund.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 8
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. )8.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.

[8]	Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.
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Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth.
Great-West Lifetime Conservative 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2020, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
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Great-West Lifetime Conservative 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2060, the Fund seeks income and secondarily, capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Global Research Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Investment Fund - advised by Janus Capital Management LLC
Janus Henderson Forty Fund (Class T Shares)* - seeks long-term growth of capital.
Janus Henderson Global Research Fund (Class T Shares)* - seeks long-term growth of capital.
Janus Henderson Research Fund (Class T Shares) - seeks long-term growth of capital.
Jensen Quality Growth Fund, Inc. - advised by Jensen Investment Management, Inc.
Jensen Quality Growth Fund (Class R Shares) - seeks long-term capital appreciation.
Legg Mason Global Asset Management Trust - advised by ClearBridge Investments, LLC
ClearBridge Value Trust (Financial Intermediary Class Shares) - seeks long-term growth of capital.
Legg Mason Partners Equity Trust - advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge International Small Cap Fund (Class A Shares) - seeks long-term growth of capital.
Lord Abbett Securities Trust - advised by Lord, Abbett & Co. LLC.
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Lord Abbett Value Opportunities Fund (Class R4 Shares) - seeks long-term capital appreciation.
MainStay Funds Trust - advised by New York Life Investment Management LLC
MainStay MacKay Small Cap Core Fund (Class A Shares)* - seeks long-term growth of capital.
MFS® Series Trust II - advised by Massachusetts Financial Services Company
MFS® Growth Fund (Class A Shares)* - seeks capital appreciation.
PIMCO Funds - advised by Pacific Investment Management Company LLC
PIMCO Total Return Fund (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Equity Income VCT Portfolio (Class II Shares) - seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Putnam High Yield Fund – advised by Putnam Investment Management, LLC
Putnam High Yield Fund (Class R Shares) seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income.
Putnam Income Fund – advised by Putnam Investment Management, LLC
Putnam Income Fund (Class A Shares) - seeks high current income consistent with prudent risk.
Putnam Investment Funds - advised by Putnam Investment Management, LLC
Putnam International Capital Opportunities Fund (Class R Shares) - seeks long-term capital appreciation.
Royce Fund - advised by Royce & Associates, LP
Royce Total Return Fund (Service Class Shares) - seeks long-term growth of capital and current income.
Victory Portfolios – advised by Victory Capital Management, Inc.
Victory RS Select Growth Fund (Class A Shares) - seeks to provide long-term capital growth.
Victory RS Small Cap Growth Fund (Class A Shares)* - seeks to provide long-term capital growth.
Virtus Asset Trust - advised by Virtus Fund Advisers, LLC
Virtus Silvant Small-Cap Growth Stock Fund (I Shares) - seeks to provide long-term capital appreciation.
* This Investment Division is closed to incoming Transfers and new Contributions.
Reinvestment and Redemption
All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.
Meeting Investment Objectives
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Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.
Where to Find More Information About the Eligible Funds
Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 537-2033, or by writing to Great-West at D790 – Empower Retirement Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. You should read the Eligible Funds’ prospectuses carefully before you decide to invest in an Investment Division. If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.
The Group Contracts
Group Contract Availability
The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans. We issue the Group Contract in connection with:
•	401(a) Plans;
•	401(k) Plans;
•	403(b) Plans;
•	457(b) or (f) Plans;
•	415(m) Plans; and
•	NQDC Plans.
The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.
Purchasing an Interest in the Group Contract
Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the Plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable, or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the Plan and the Group Contract.
Other enrollment options, like online enrollment or automatic enrollment, may be available. Please check with the Group Contractowner for more information.
Contributions
Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. If the Group Contractowner’s report does not match the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.
Participant Annuity Account
When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through our automated voice responses phone system, the Internet, customer service phone representative or other methods we make available from time to time.
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Subject to the terms of your Group Contract, if the Group Contractowner has elected to be billed for fees and charges under the Group Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Group Contractowner, in accordance with terms of the Plan, may instruct Great-West to debit Participant Annuity Accounts in the amount of the invoice not paid. Great-West may continue to deduct charges and fees quarterly from Participant Annuity Accounts unless the Group Contractowner provides Great-West with written instructions to reinitiate billing.
Assignments and Transfers
In general, the interest of any Participant or Group Contractowner may not be Transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated by any of them.
Accumulation Period
Participant Enrollment Form and Initial Contribution
If your Participant enrollment form is complete, within two business days of receipt at our Administrative Offices, we will allocate your initial Contributions to Investment Divisions pursuant to your instructions. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information and allocate the Contributions. Note, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will follow allocation direction provided by the Group Contractowner (if any). If the Group Contractowner does not provide direction or we do not obtain missing information from you or the Group Contractowner, we will return the Contributions to you or the Group Contractowner.
Free Look Period
Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 10 days after Great-West receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.
Subsequent Contributions
We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.
You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your Request at our Administrative Offices. Once changed, those allocation instructions will be effective for all subsequent Contributions.
Participant Annuity Account Value
Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.
Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution or Transfer to an Investment Division, less any applicable Premium Tax, by that Investment Division’s Accumulation Unit value. The number of Accumulation Units for the Investment Division will decrease for charges deducted, Transfers, withdrawals, or loans (if available). We determine the Accumulation Unit value on each Valuation Date.
We calculate each Investment Division’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.
The value of an Investment Division’s assets is determined at the end of each Valuation Date.
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Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.
Requesting Transfers
There is no charge for Transfers. Prior to your Annuity Commencement Date, you can Transfer all or a portion of your Participant Annuity Account Value among the Investment Divisions and the Fixed Options by Request, subject to the limitations of your Group Contract. Transfers into and out of certain of the Fixed Options may be subject to limitations. Please see your Group Contract for more information.
Your Request must specify:
•	the amounts being Transferred;
•	the Investment Division(s) or Fixed Options from which the Transfer is to be made; and
•	the Investment Division(s) or Fixed Options that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make.
You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine, such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet Requests we reasonably believe to be genuine.
We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, at our discretion.
A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which you must bear.
Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.
Market Timing & Excessive Trading
The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund’s portfolio securities and the reflection of that change in the Eligible Fund’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant’s trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.
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If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).
Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.
Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. A Plan sponsor may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you with respect to that Eligible Fund.
Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in each Eligible Fund’s current prospectus.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant’s Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.
Please note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. The purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and
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procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one Investment Division, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Division to any other Investment Division. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.
You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.
If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub- Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.
Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of an Investment Division is $100 per month; and
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time at our discretion.
Rebalancer
There is no charge for participation in the Rebalancer option.
Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.
On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions or cancel the Rebalancer option at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.
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Rebalancer Transfers must meet the following conditions:
•	Your entire Variable Account Value must be included;
•	You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division; and
•	You must specify the frequency of rebalancing.
You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.
Loans
•	Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.
•	Loans may be available under 401(a), 401(k), 403(b), or governmental 457(b) Plans.
•	Consult your employer or Group Contractowner, as the case may be, for complete details.
Total and Partial Withdrawals
You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date, subject to any limitations or restrictions contained in the Code or your Plan.
Requests for a partial withdrawal within 30 days prior to the Annuity Commencement Date may delay the Annuity Commencement Date by up to 30 days. A Request for partial withdrawal must be in writing and must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made. If your instructions are not clear, your Request will be denied and will not be processed.
The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request, or the Valuation Date on which we receive the Request at our Administrative Offices.
We will process your withdrawal based on the Accumulation Unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET that Business Day. If we receive your Request at or after 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET on the following Business Day.
Generally, we will pay withdrawal proceeds attributable to the Investment Divisions within seven days of the Valuation Date on which we process your Request, although payment may be postponed for a period in excess of seven days as permitted by the 1940 Act. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.
After a total withdrawal of your Participant Annuity Account Value, or at any time such value is zero, all of your rights under the Group Contract will terminate.
Certain restrictions apply to partial or total withdrawals under a Group Contract. (See “Federal Tax Consequences” below.) There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value.
You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See “Charges and Deductions” below.) In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” below.)
Cessation of Contributions
In the future, either Great-West or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then Great-West or the Group Contractowner, as applicable, will provide the other party written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, Great- West will continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.
If a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must Request one of the following Cessation Options:
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•	Cessation Option (1):
Great-West will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, may apply.
•	Cessation Option (2):
Great-West will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner’s Plan. A contingent deferred sales charge, if applicable, may apply. Great-West will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts in accordance with the specific requirements of the Group Contract.
•	Cessation Option (3):
Great-West and the Group Contractowner will mutually agree in writing and in accordance with applicable law on the specific terms of the cessation of Contributions. A contingent deferred sales charge, if applicable, may apply.
Cessation Options (2) and (3) May Not Be Available In All Group Contracts.
Death Benefit
We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.
•	If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax; or
•	If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes; or
•	If you die prior to the Annuity Commencement Date under the elected Amendment Rider, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes.
You designate the beneficiary to whom the death benefit will be paid. Your beneficiary may elect to receive the death benefit:
•	under any of the Annuity Payment Options;
•	as a lump-sum payment; or
•	as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.
Depending on the terms of your Group Contract, your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, we will make a lump-sum payment to your beneficiary. Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at Great-West’s Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.
Distribution of the Proceeds
•	If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of Great-West’s receipt of such election and adequate proof of death.
•	If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.
We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the 1940 Act.
You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
•	if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;
•	if any primary beneficiary dies before the Participant, that beneficiary’s interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;
•	if there is no surviving primary beneficiary, the Participant Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;
•	if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant’s estate.
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Charges and Deductions
The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.
Annual Contract Maintenance Charge
•	We may deduct an annual Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.
•	If your Participant Annuity Account is established after that date, the annual Contract Maintenance Charge will be deducted on the first day of the next quarter and will be prorated for the year remaining.
•	The deduction will be prorated between your Variable and Guaranteed Accounts.
•	This charge is non-refundable.
•	The annual Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of between 12 months and 15 months, depending on the date you began participating under the Group Contract.
•	This annual Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.
Contingent Deferred Sales Charge
Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months (“Certain Periodic Payments”), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge (“CDSC”). The amount of the CDSC depends on the type of Plan, and the Group Contract in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.
Depending upon the Group Contract in which you participate, the CDSC will be based on one of the levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a Participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.
While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, the amount of a CDSC will not exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.
Level 1: 6% Capped CDSC
The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:
•	the amount of the total or partial withdrawal;
•	the amount Transferred to Other Companies; or
•	the amount of Certain Periodic Payments.
The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.
Level 2: 5% Level Charge for 5 Years
The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies, or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in your sixth year of participation or later, you will incur no contingent deferred sales charge.
Level 3: 5% Decreasing Charge
The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies, or amount of Certain Periodic Payments based on the table below:
Years of participation in this Group Contract	The applicable percentage shall be
0-4 years	5%
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Years of participation in this Group Contract	The applicable percentage shall be
5-9 years	4%
10-14 years	3%
15 or more years	0%
Level 4: 6% Contract Termination Decreasing Charge
The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:
Years since Issuance of Group Contract	The applicable percentage shall be
0-1 years	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 years	1%
More than 7 years	0%
There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.
Level 5: No Contingent Deferred Sales Charges
Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.
Level 6: Contingent Deferred Sale Charge under the Amendment Rider
For Group Contracts that have elected the Amendment Rider, the CDSC amount assessed on your withdrawals, Transfers to Other Companies, or Certain Periodic Payments will depend on the terms of the Amendment Rider elected by the Group Contractowner. The CDSC will not exceed 8.5% of Contributions. For the CDSC that applies under your Group Contract as a result of the Amendment Rider, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.
Level 7: Contract Termination Charge under the Amendment Rider
For Group Contracts that have elected the Amendment Rider and Great-West has agreed to restore under the Group Contract all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option, and the Group Contract is terminated prior to Great-West’s recovery of any and all start-up costs, such amounts will be recouped through a start-up cost recovery schedule applied as a contingent deferred sales charge, which will not exceed 8.5% of Contributions.
Additional Contingent Deferred Sales Charges
If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges applicable to amounts attributable to your Fixed Annuity contract:
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•	an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of Participation in Both the Exchanged Annuity Contract and this Group Contract:	Applicable percentage
Less than 5 Years	6%
More than 5 Years but less than 10 Years	5%
More than 10 Years	4%
The additional CDSC applies only to amounts attributable to your Fixed Annuity contract on the date you exchanged that contract for an interest in the Group Contract (the “Exchanged Amount”). The additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions, or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions, and earnings on the Exchanged Amount. The charge will not be assessed unless the foregoing have been depleted.
The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract will not decrease below 4%.
Contingent Deferred Sales Charge Free Amount
You may be eligible for a CDSC “Free Amount.”
•	The CDSC “Free Amount” is an amount against which the CDSC will not be assessed.
•	The “Free Amount” will not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year, and will be applied on the first distribution, payment, or Transfer to Another Company made in that year.
All additional distributions, payments, or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any “Free Amount.”
General Provisions Applicable to the CDSC
The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):
If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.
The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.
The CDSC is paid to Great-West to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and the CDSC applicable to that Group Contract may likewise be reduced. Great-West will determine whether such a reduction is available based upon consideration of the following factors:
•	size of the prospective group;
•	projected annual Contributions for all Participants in the group;
•	frequency of projected withdrawals;
•	type and frequency of administrative and sales services provided;
•	level of contract maintenance charge, administrative charge, and mortality and expense risk charge;
•	type and level of communication services provided; and
•	number and type of Plans.
We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.
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It is possible that the CDSC will not be sufficient to enable Great-West to recover all of its distribution expenses. In such case, the loss will be borne by Great-West out of its general account assets.
Situations under which the CDSC may not Apply
The CDSC may not apply in certain situations. Examples of such situation(s) include, but are not limited to, the following:
•	the Participant dies; or
•	the Participant severs employment; or
•	the Participant is entitled to a Plan approved hardship or unforeseeable emergency; or
•	the Participant elects an Annuity Payment Option with life contingency or an annuity payment period or periodic payment period of a minimum duration specified under the Group Contract; or
•	Plan termination; or
•	the Group Contractowner elects a Contract Termination Date due to Contract Conversion and assets are Transferred to another contract offered by Great-West; or
•	the Participant elects a total or partial surrender, total or partial distribution, withdrawal, in-service withdrawal, Transfer to Other Companies, single sum payment, or certain other payment options available under the Group Contract.
Mortality and Expense Risk Deductions
We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.
Depending on the terms of your Group Contract, we may assess this charge as:
1)	a daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”); or
2)	a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”).
You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.
The Daily M&E Deduction
The Daily M&E Deduction is a charge we deduct from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Group Contract.
We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.
Periodic M&E Deduction
Unlike the Daily M&E Deduction, which is deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the Accumulation Period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Account Value.
Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.
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For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.
The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.
After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)
Please note that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.
Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience we incur. The mortality risks we assume arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that neither the person receiving payment’s longevity, nor an unanticipated improvement in general life expectancy, will adversely affect your annuity payments under the Group Contract.
We bear substantial risk in connection with the death benefit before the Annuity Commencement Date since we may bear the risk of unfavorable experience in your Variable Sub-Accounts. (See “Death Benefit” for additional information.) The expense risk is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.
In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Great-West will determine whether such a reduction is available based upon consideration of the following factors:
•	size of the prospective group;
•	projected annual Contributions for all Participants in the group;
•	frequency of projected distributions;
•	type and frequency of administrative and sales services provided; and
•	level of contract maintenance charge, administrative charge and CDSC.
Great-West will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.
If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be a profit to us. Currently, we expect a profit from this charge.
Premium Tax Deductions
Great-West presently intends to pay Premium Taxes levied by a governmental entity on Participant Annuity Accounts or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead. We will give notice to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations, or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant, the insurance tax laws, and the status of Great-West in these states when the Premium Taxes are incurred.
Expenses of the Eligible Funds
The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund’s fees and deductions, which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division. If provided for under the terms of your Group Contract, when an Eligible Fund imposes additional fees with respect to a particular Participant transaction, such as a redemption fee for frequent trading, these fees will be deducted from the Participant Annuity Account Value of the identified Participant.
Restorations
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Depending on the terms of your Group Contract, Great-West may agree to restore all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts Transferred to the Group Contract from the prior investment option.
Periodic Payment Options
You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option, provided you are eligible to receive a distribution under the terms of the Plan and Code. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any. All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.
In Requesting periodic payments, you must elect:
•	the payment frequency of either 12-, 6-, 3- or 1-month intervals;
•	a payment amount—a minimum of $50 is required;
•	the calendar day of the month on which payments will be made;
•	one payment option; and
•	to allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
•	prorate the amount to be paid in proportion to the assets in each sub-account; or
•	select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.
Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.
You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC Plan, in which case you may not elect to change the withdrawal option and/or the frequency of payments.
While receiving periodic withdrawals:
•	You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
•	You may keep the same investment options as before periodic payments began.
•	Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
•	We will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
•	We will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account. Please refer to your Contract for more information about the Guaranteed Sub- Accounts.
Periodic payments will cease on the earlier of the date:
•	the amount to be paid under the option selected has been reduced to zero;
•	the Participant Annuity Account Value is zero;
•	you Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals); or
•	you die.
You may choose to receive periodic payments from the following payment options.
Option 1 - Income for a specified period
You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Group Contract will provide the available lengths of time from which you may elect. Certain Group Contracts may require that you elect a specified period of at least 36 months.
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Option 2 - Income of a specified amount
You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The Group Contract will provide the available dollar amounts from which you may select.
Option 3 - Interest Only
Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1⁄2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.
Option 4 - Minimum Distribution
Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other Plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).
If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).
If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.
Periodic payments may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement Plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. Please consult a competent tax adviser before requesting a periodic payment option.
Annuity Payment Options
Subject to the terms of your Plan and whether you have a distributable event, you may elect an Annuity Commencement Date and the form of annuity payments at any time during the Accumulation Period.
To avoid the imposition of an excise tax under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must not be later than April 1 of the calendar year following the later of either:
•	the calendar year in which the Participant attains age 72 (if the individual was born on or after July 1, 1949) or 70 1⁄2 (if the individual was born before July 1, 1949); or
•	the calendar year in which the Participant retires.
Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.
Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.
The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Payment Options may be changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.
You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which Great-West may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed, or combination basis. More than one Annuity Payment Option may be elected. If no Annuity Payment Option is elected, some Group Contracts automatically provide for a variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.
The level of annuity payments under the following options is based upon the option selected and such factors as the age at which payments begin and the frequency and duration of payments.
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Option 1 - Life Annuity
This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the payee died before the second annuity payment, etc.
Option 2 - Life Annuity with Payments Guaranteed for Designated Periods
This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis.
Option 3 - Joint and One-Half Survivor
This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.
Option 4 - Income of Specified Amount (available only as fixed-dollar payments)
Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected, provided that the annuity payment period is not less than 36 months.
Option 5 - Income for Specified Period (available only as fixed-dollar payments)
Under this option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.
Option 6 - Systematic Withdrawal Payment Option (available only as fixed-dollar payments)
Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by Great-West. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. Charges and restrictions will apply. (See the “Systematic Withdrawal Payment Option Rider” to the Group Contract for more information.)
Variable Annuity Payments
Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.
Annuity Units
We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.
Amount of First Variable Payment
The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub- Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return (“AIR”) of 5%.
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For annuity options involving life income, the actual age and sex of the annuitant will affect the amount of each payment. We reserve the right to ask for proof of the annuitant’s age, and we may delay annuity payments until we receive satisfactory proof. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.
Amount of Variable Payment after the First Payment
Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub- account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.
Fixed Annuity Payments
The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater if we are using a more favorable table as of a Participant’s Annuity Commencement Date.
Combination Variable and Fixed Annuity Payments
If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.
Transfer to Effect Annuity Option Elected
If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, we must receive your Request to Transfer prior to your Annuity Commencement Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the beneficiary or payee may submit the Request to Transfer after the death of the Participant.
Transfer After the Annuity Commencement Date
Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.
Proof of Age and Survival
Great-West may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant or beneficiary has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, we may deduct the difference with interest from the next payment or payments. If payments were too small, we may add the difference with interest to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.
Frequency and Amount of Annuity Payments
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Unless otherwise permitted and elected, variable annuity payments will be paid as monthly installments. Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any Annuity Payment Option will be less than $50, Great-West may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Payment Option is less than $2,000, Great-West may pay it in one lump sum. The maximum amount that may be applied under any Annuity Payment Option without our prior written consent is $1,000,000.
Other Restrictions
Once payments start under the annuity form you select:
•	no changes can be made in the annuity form;
•	no additional Contributions will be accepted under the Group Contract; and
•	no further withdrawals will be allowed, other than withdrawals made to provide annuity benefits.
Contract Termination Due To Plan Termination
If provided for under the terms of the Amendment Rider and it is attached to the Group Contract and the Group Contractowner terminates its Plan (“Plan Termination”) with assets invested in the Group Contract, the Group Contractowner will provide Great-West written notice of Plan Termination, and confirm that all final Contributions have been remitted to Great-West. In addition, the Group Contractowner must provide any information or instructions Great-West may reasonably require.
Unless the Group Contractowner instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental Plan and the Group Contractowner instructs Great-West to make a Plan-to-Plan Transfer of all of the Plan assets to another eligible governmental Plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Group Contract (“Payee”). Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Group Contractowner for delivery to each Payee. Upon receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement Plan as elected by the Payee. In the absence of a Payee election, Great-West will automatically send Payee lump sum distributions to the IRA provider designated by the Group Contractowner. In the alternative, the Group Contractowner may instruct Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.
The Group Contractowner acknowledges that the amount distributed from the Group Contract upon Plan Termination will be equal to the balance of each Participant Annuity Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, CDSC's, income tax withholding, Premium Taxes, or other fees applicable under the terms of the Group Contract.
The Group Contract will terminate once all Plan assets have been distributed.
Contract Termination Due To Contract Conversion
If provided for under the terms of the Amendment Rider and it is attached to the Group Contract, the Group Contractowner may declare a Contract Termination due to Contract Conversion, to occur at a specified future date (the “Contract Termination Date”). Upon the Contract Termination Date, the current Group Contract (“Old Group Contract”) will terminate and the Group Contractowner and Great-West will enter into a new Group Contract (“New Group Contract”), to be effective on the Contract Termination Date. Any Contributions received by Great-West after the Contract Termination Date will be deposited into the New Group Contract. Unless otherwise agreed by the Group Contractowner and Great-West, all assets previously held under the Old Group Contract will be governed by the terms of the New Group Contract. Furthermore, any fees or charges imposed by the Old Group Contract will become payable under the terms of the New Group Contract, unless the Group Contractowner and Great-West otherwise agree.
Federal Tax Consequences
Introduction
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The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice to any individual. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under Sections 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code, or as a NQDC Plan.
Taxation of Annuities in General
Section 72 of the Code governs the taxation of annuities in general and distributions from qualified Plans. Tax deferral under annuity contracts purchased in connection with tax-qualified Plans arises under specific provisions of the Code governing the tax-qualified Plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified Plans, and not for the purpose of obtaining tax deferral.
A Participant in a qualified Plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. A distribution is taxable as ordinary income, except to the extent a participant has basis in the Group Contract. Amounts contributed to the Group Contract on an after-tax basis generally constitute cost basis at time of distribution.
If a Group Contract will be held by a taxable employer, the investment gain on the Group Contract is included in the entity’s income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b), 457(f), or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. Taxable employers should discuss these matters with a competent tax adviser.
401(a) Plans
Section 401(a) of the Code provides special tax treatment for pension, profit-sharing, and stock bonus plans established by employers or employee organizations for their employees. Many types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant’s gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer’s defined contribution qualified Plans is limited to the lesser of $57,000 or 100% of a Participant’s compensation as defined in Section 415 of the Code, as indexed from time to time for inflation. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
401(k) Plans
Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit- sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant’s gross income until distribution from the 401(k) Plan.
A 401(k) Plan can also allow Participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings. The maximum elective deferral amount that an individual may contribute to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time for inflation. Elective deferrals to a 401(k) Plan must also be aggregated with
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elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $19,500 for 2020, and may be adjusted yearly for cost-of-living increases.
The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet certain non-discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant’s gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1⁄2, unless the Participant dies, becomes disabled, or separates from service after attainment of age 55.
Roth contributions deferred into the 401(k) Plan within the applicable limits are made with after-tax dollars. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Participants should consult with their employer as to the availability of benefits under the Plan.
403(b) Plans
Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Pre-tax deferrals contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed:
•	the contribution limit in Section 415 of the Code; and
•	the elective deferral limit in Section 402(g) of the Code.
A 403(b) Plan may also permit after-tax Roth deferrals. Roth contributions deferred into the 403(b) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension, a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $19,500 for 2020, and may be adjusted yearly for cost-of- living increases.
Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.
The net investment gain, if any, on pre-tax deferrals reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary. Roth contributions and earnings are taxed as described above.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.
If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribute an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.
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Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.
Distribution Restrictions apply:
Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1⁄2, unless an exception applies under Section 72(t) of the Code.
Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1⁄2, unless the Participant:
•	dies;
•	becomes disabled;
•	severs employment; or
•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.
If allowed by the Plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental Plan for purchase of permissible service credits.
Subject to the terms of the Group Contract, all or a portion of the Participant’s Annuity Account Value, less any applicable CDSC and loss of interest charges (which may be applied when amounts deposited into a Fixed Option are transferred prior to the maturity date), may be exchanged for another 403(b) contract offered under the Group Contractowner’s 403(b) Plan, provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law, as amended from time to time, are met.
457(b) Plans
Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation Plan for its employees and independent contractors.
Pre-tax salary reduction Contributions and any income thereon are generally excluded from the Participant’s gross income until a distribution occurs from the 457(b) Plan. A governmental 457(b) Plan can also allow participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Generally, the maximum elective deferral amount that an individual may contribute to a 457(b) Plan is limited to an applicable dollar amount, as indexed from time to time for inflation. The total amount of elective deferrals that can be contributed to a 457(b) Plan is $19,500 for 2020. Elective deferrals to a 457(b) Plan must also be aggregated with elective deferrals made by a Participant to a 401(k) Plan, a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions.
Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the employer, attains age 70 1⁄2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental Plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseen emergency.
For governmental 457(b) Plans only, and if the Plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or special catch-up provision.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
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457(f) Plans
Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation Plan.
A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the non-qualified Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document.
Distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.
Section 457(f) plans are also subject to Section 409A of the Code and the regulations thereunder.
415(m) Plans
Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit Plan for employees whose benefits are limited by the qualified Plan contribution and benefit limits under Section 415 of the Code.
A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit Plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary, as provided in the underlying excess benefit Plan document.
Distributions from a 415(m) Plan are subject to the provisions of the underlying Plan.
NQDC Plans
Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan. A Participant in a NQDC Plan that satisfies the requirements of Section 409A of the Code is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.
Portability
When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement Plan, as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. (See the discussion under “Federal Income Tax Withholding” later in this Prospectus.)
If allowed by the employer’s Plan document or the annuity contract or custodial account agreement, Participants and beneficiaries in a 403(b) Plan may directly transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law are met.
Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement Plan.
Establishment of an Alternate Payee Account
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A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Group Contractowner, except as otherwise agreed. Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Annuity Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order. The Alternate Payee may be treated as a surviving Spouse for purposes of Code Section 401(a)(9) and be responsible for submitting a Request to begin Distributions in accordance with the Code.
Required Beginning Date/Required Minimum Distributions
Required Beginning Date - Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:
•	the calendar year in which the Participant attains age 72 (if the Participant was born on or after July 1, 1949) or age 70 1⁄2 (if the Participant was born before July 1, 1949); or
•	the calendar year in which the Participant retires.
Required Minimum Distributions - All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving Spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.
If the amount distributed does not meet the minimum requirements, a 50% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex; you should seek the advice of a competent tax advisor.
Federal Taxation of Distributions
All payments received from a 401(a), 401(k), 403(b) or 457(b) Plan are generally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only if after-tax Contributions have been made. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
If the Participant takes the entire value in his Participant Annuity Account in a single lump sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.
For further information regarding lump sum distributions, please consult a competent tax advisor.
Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or other types of annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.
Amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant at the time determined under the Plan.
Early Distribution Penalty Taxes
Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1⁄2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:
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(1)	made to a beneficiary on or after the death of the Participant;
(2)	attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);
(3)	made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his or her eligible designated beneficiary;
(4)	made to a Participant on account of separation from service after attaining age 55;
(5)	properly made to an alternate Payee under a qualified domestic relations order;
(6)	made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; or
(7)	made subject to an Internal Revenue Service levy imposed on the Plan
There are other circumstances under which the penalty tax may not apply, including distributions relating to COVID-19. For further information regarding the premature distribution penalty, please consult a competent tax advisor.
Exception (3) above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:
•	the Participant reaching age 59 1⁄2; or
•	within five years of the date of the first payment;
then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1⁄2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not generally apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.
The Coronavirus Aid, Relief and Economic Security (“CARES”) Act waives the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which are required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 are also waived.
Distributions on Death of Participant
Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant’s death must be made pursuant to the rules contained in Section 401(a)(9) in effect at the time of distribution.
Distributions for deaths occurring before December 31, 2019 where distributions have begun before death. If the Participant dies after distributions have begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths occurring before December 31, 2019 where distributions have not begun. If the Participant died before distributions had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distributions in accordance with (1) or (2) below:
If the Participant’s interest is payable to a designated beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Participant died;
If the designated beneficiary is the Participant’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 701⁄2;
If the designated beneficiary is the Participant’s surviving Spouse, the Spouse may treat the contract as his or her own qualified annuity contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the contract, makes a rollover to or from such contract, or fails to elect any of the above provisions.
Distributions for deaths occurring after December 31, 2019. If the Owner died after December 31, 2019, distribution of the individual’s entire interest, regardless of whether distributions had begun, must be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the beneficiary qualifies as an eligible designated beneficiary and makes an election to receive distribution in accordance with (1) or (2) below:
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If the Participant’s interest is payable to an eligible designated beneficiary, then. subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the eligible designated beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Participant died;
If the eligible designated beneficiary is the Participant’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72;
If the eligible designated beneficiary is the Participant’s surviving Spouse, the Spouse may treat the Contract as his or her own qualified annuity contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the contract, makes a rollover to or from such contract, or fails to elect any of the above provisions.
Federal Income Tax Withholding
Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as “eligible rollover distributions.”
Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement Plan as defined in the Code.
With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.
Currently, all amounts distributed are tax reported on IRS Form 1099-R.
Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules, and Participants may not elect otherwise. Payments to beneficiaries are not treated as wages and are reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
Taxation of Great-West
We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Group Contractowners (and Participants) are not the owners of the assets generating the benefits.
Domestic Partnerships, Civil Unions and Same-Sex Marriages
Following the U.S. Supreme Court’s decision in United States v. Windsor, which invalidated the limitation of marriage to opposite sex couples in the federal Defense of Marriage Act, the Internal Revenue Service issued Revenue Ruling 2013-17 which provides guidance on the federal taxation of same-sex couples. Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. The Supreme Court’s decision in Obergefell v. Hodges requires all states to recognize same sex marriages.
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For federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages. The IRS has issued Notice 2014-9: (1) clarifying the application of the Windsor decision to qualified plans, (2) clarifying whether a plan needs to be amended to comply with the Windsor decision and subsequent IRS guidance; and (3) if so, the time when such plan needs to be amended.
Seek Tax Advice
The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. Please consult a competent tax advisor for further information.
Voting Rights
To the extent required by applicable law, Great-West will vote all Eligible Fund shares held in the Series Account at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If the 1940 Act or any regulation is amended, or if the present interpretation thereof changes, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.
The Participant under a 403(b) Plan or the Group Contractowner under all other Plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.
The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, holds a voting interest in each Investment Division to which a Participant’s Variable Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.
Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.
Shares for which we do not receive timely instructions and shares we hold as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Distribution Of The Group Contracts
GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.
The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid to GWFS agents, independent registered insurance brokers, and other registered broker- dealers. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.
Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Group Contractowners or the Series Account. Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Group Contract, and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” above.) Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.
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In addition to the direct cash compensation described above for sales of the Group Contracts, Great-West and/or its affiliates also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Group Contract and other products distributed by GWFS, including Portfolios of Great-West Funds, which are Eligible Funds under the Group Contract. Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.
Cash incentive payments may vary depending on the arrangement in place at any particular time. Currently, GWFS agents are eligible to receive additional cash compensation in the form of a bonus when retirement plan clients invest in affiliated products. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Group Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Group Contract instead of other products, or recommend certain Eligible Funds under the Group Contract over other Eligible Funds, which may not necessarily be to your benefit.
You should ask your GWFS agent, independent registered insurance broker, or other broker-dealer representative for further information about compensation he or she may receive in connection with your purchase of a Group Contract.
State Variations
Group Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and general availability of riders. This Prospectus describes the material rights and obligations of a Group Contractowner, and the maximum fees and charges for all Group Contract features and benefits are set forth in the fee table of this Prospectus. State specific variations will be included in your Group Contract or in a rider or endorsements attached to your Group Contract. See your agent or contact us for information that is specific to your state.
State Regulation
As a life insurance company organized and operated under Colorado law, Great-West is subject to Colorado law and to regulation by the Colorado Insurance Commissioner. Great-West’s books and accounts are subject to review and examination by the Colorado Division of Insurance at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.
Restrictions Under The Texas Optional Retirement Program
Section 830.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement, or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.
Reports
We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, we will send all Participants at least annually a statement of his or her Participant Annuity Account Value.
Rights Reserved By Great-West
We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants, or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. When required by law, we will obtain the applicable Participant’s or Group Contractowner’s approval of the changes, as well as approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	to operate the Series Account in any form permitted under the 1940 Act, or in any other form permitted by law;
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•	to deregister the Series Account under the 1940 Act;
•	to Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account;
•	to substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law;
•	to make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity;
•	to change the time or time of day at which a Valuation Date is deemed to have ended;
•	to make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then-outstanding Group Contract the aggregate amount of the types of charges we have guaranteed; and
•	to reject any application or Participant enrollment form at our discretion.
Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner’s last known address on file with Great-West.
Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.
Addition, Deletion or Substitution of Eligible Funds
Great-West may select the Eligible Funds offered though the Group Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Eligible Fund or an affiliate of the Eligible Funds will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Eligible Fund, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive,” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Eligible Funds based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Eligible Funds of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Eligible Funds and cannot guarantee that any of the Eligible Funds will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new sub-accounts or to eliminate existing sub-accounts.
Great-West reserves the right to discontinue the offering of any Eligible Funds if we determine the Eligible Funds no longer meets one or more of the criteria, or if the Eligible Funds has not attracted significant allocations. If an Eligible Funds is discontinued, we may substitute shares of another Eligible Funds or shares of another investment company for the discontinued investment option’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to an Investment Division corresponding to an Eligible Fund that is being discontinued, you will be given notice prior to the Eligible Fund’s elimination. Before an Investment Division is eliminated, we will notify you and request that you reallocate the amounts invested in the Investment Division to be eliminated.
Legal Proceedings
There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Group Contract. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Carlton Fields, P.A.
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Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory-basis financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions), cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Group Contractowner or Participant information, and unintentional events and occurrences. Such system failures, cyber-attacks, and similar incidents or events affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers or business partners may adversely affect us and your Participant Annuity Account Value. For instance, system failures, cyber-attacks, and similar incidents or events may interfere with our processing of Group Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Group Contractowner, Participant, or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Group Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Eligible Funds or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Group Contract due to cyber-attacks, information security breaches, or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.
Available Information
We have filed a registration statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Please consult the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, please consult the instruments filed as exhibits to the Registration Statement.
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The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Group Contract and the Series Account. To request the SAI or other information about the Group Contract, or to update your information or make inquiries about the Group Contract, contact Great-West toll-free at (800) 537-2033 or via email at webmaster@gwrs.com. Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or Plan number.
The SAI contains more specific information and financial statements relating to the Series Account and Great-West, such as:
1.	Custodian and Independent Registered Public Accounting Firm;
2.	Underwriter; and
3.	Financial Statements.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units Outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (1.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER BALANCED
Value at beginning of period	19.07	19.97	17.52	16.34	16.31	15.09	13.26	12.64	12.79	11.74
Value at end of period	22.50	19.07	19.97	17.52	16.34	16.31	15.09	13.26	12.64	12.79
Number of accumulation units outstanding at end of period	40,540	43,336	46,501	53,338	60,266	66,997	78,965	84,531	97,357	105,692
ALGER MID CAP GROWTH
Value at beginning of period	25.88	28.32	22.09	22.15	22.79	21.36	15.92	13.88	15.32	12.99
Value at end of period	33.29	25.88	28.32	22.09	22.15	22.79	21.36	15.92	13.88	15.32
Number of accumulation units outstanding at end of period	166,844	188,803	204,543	246,893	273,854	294,171	339,162	398,432	455,705	521,171
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	35.75	37.86	33.83	28.66	28.85	25.97	22.02	19.99	19.55	17.47
Value at end of period	43.82	35.75	37.86	33.83	28.66	28.85	25.97	22.02	19.99	19.55
Number of accumulation units outstanding at end of period	134,905	138,104	145,235	184,098	190,641	197,609	217,394	229,234	246,697	247,356
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	21.68	22.69	18.27	17.11	16.50	15.33	11.64	9.80	10.47	9.47
Value at end of period	27.34	21.68	22.69	18.27	17.11	16.50	15.33	11.64	9.80	10.47
Number of accumulation units outstanding at end of period	107,652	132,857	158,200	182,515	196,543	217,748	234,270	231,000	229,516	251,784
ARTISAN INTERNATIONAL
Value at beginning of period	14.10	16.02	12.38	13.87	14.61	14.94	12.09	9.76	10.66	10.19
Value at end of period	17.99	14.10	16.02	12.38	13.87	14.61	14.94	12.09	9.76	10.66
Number of accumulation units outstanding at end of period	223,124	233,865	285,211	302,533	353,104	381,456	433,358	477,809	483,977	572,418
CLEARBRIDGE VALUE TRUST
Value at beginning of period	15.53	18.08	15.99	14.40	15.14	13.50	9.90	8.64	9.05	8.54
Value at end of period	19.48	15.53	18.08	15.99	14.40	15.14	13.50	9.90	8.64	9.05
Number of accumulation units outstanding at end of period	32,564	34,894	44,782	49,822	51,065	54,595	65,112	81,128	102,201	146,783
COLUMBIA SELECT MID CAP VALUE

INVESTMENT DIVISION (1.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	15.07	17.70	15.85	14.12	15.11	13.70	10.29	8.96	9.51	7.85
Value at end of period	19.51	15.07	17.70	15.85	14.12	15.11	13.70	10.29	8.96	9.51
Number of accumulation units outstanding at end of period	31,110	35,929	39,288	37,860	53,269	73,164	36,610	28,482	36,654	27,428
DAVIS NEW YORK VENTURE
Value at beginning of period	16.22	18.93	15.74	14.24	14.04	13.39	10.10	9.10	9.71	8.80
Value at end of period	20.91	16.22	18.93	15.74	14.24	14.04	13.39	10.10	9.10	9.71
Number of accumulation units outstanding at end of period	48,720	58,493	66,205	80,415	79,030	93,336	105,611	141,561	145,018	167,905
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	16.36	18.76	16.37	15.14	16.21	15.20	11.83	10.89	11.64	10.47
Value at end of period	19.59	16.36	18.76	16.37	15.14	16.21	15.20	11.83	10.89	11.64
Number of accumulation units outstanding at end of period	51,390	59,979	70,639	85,811	103,325	111,057	129,971	145,223	146,881	174,165
FIDELITY VIP CONTRAFUND
Value at beginning of period	36.24	39.19	32.56	30.53	30.70	27.77	21.42	18.63	19.35	16.72
Value at end of period	47.09	36.24	39.19	32.56	30.53	30.70	27.77	21.42	18.63	19.35
Number of accumulation units outstanding at end of period	294,190	336,368	405,321	488,040	542,017	577,143	618,438	708,366	801,424	892,773
FIDELITY VIP GROWTH
Value at beginning of period	56.60	57.41	43.02	43.21	40.83	37.14	27.59	24.36	24.61	20.07
Value at end of period	75.08	56.60	57.41	43.02	43.21	40.83	37.14	27.59	24.36	24.61
Number of accumulation units outstanding at end of period	619,771	692,886	755,138	854,139	954,584	1,044,807	1,143,059	1,274,775	1,419,860	1,560,405
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	9.53	10.77	10.00
Value at end of period	11.87	9.53	10.77
Number of accumulation units outstanding at end of period	616,743	690,995	715,806
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	73.82	87.34	76.89	68.87	74.26	69.76	47.87	40.32	43.84	37.13
Value at end of period	90.64	73.82	87.34	76.89	68.87	74.26	69.76	47.87	40.32	43.84
Number of accumulation units outstanding at end of period	284,533	325,960	361,906	414,664	467,207	509,923	563,981	514,832	594,271	652,674
GREAT-WEST BOND INDEX

INVESTMENT DIVISION (1.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	18.04	18.34	18.02	17.90	18.08	17.31	17.98	17.53	16.56	15.74
Value at end of period	19.26	18.04	18.34	18.02	17.90	18.08	17.31	17.98	17.53	16.56
Number of accumulation units outstanding at end of period	267,742	280,729	285,473	278,332	286,144	312,231	335,594	422,879	415,566	420,370
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.76	10.20	10.00
Value at end of period	10.75	9.76	10.20
Number of accumulation units outstanding at end of period	470,259	492,676	539,559
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	20.55	20.52	20.70	20.96	21.22	21.49	21.76	22.03	22.31	22.59
Value at end of period	20.65	20.55	20.52	20.70	20.96	21.22	21.49	21.76	22.03	22.31
Number of accumulation units outstanding at end of period	864,256	982,739	1,017,434	1,163,705	1,088,908	1,194,983	1,382,458	1,568,720	1,711,196	1,890,668
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	30.12	36.12	28.92	28.19	26.81	26.88	21.27	18.38	18.96	17.58
Value at end of period	36.30	30.12	36.12	28.92	28.19	26.81	26.88	21.27	18.38	18.96
Number of accumulation units outstanding at end of period	324,664	379,368	392,756	449,867	499,221	532,458	609,627	577,471	651,302	732,268
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.66
Number of accumulation units outstanding at end of period	2,797,142
GREAT-WEST LIFETIME 2015
Value at beginning of period	17.88	18.95	17.26	15.50	15.88	15.16	14.09	12.75	12.72	11.54
Value at end of period	20.34	17.88	18.95	17.26	15.50	15.88	15.16	14.09	12.75	12.72
Number of accumulation units outstanding at end of period	70,446	70,921	80,247	92,518	93,857	102,426	104,941	83,249	52,527	35,823
GREAT-WEST LIFETIME 2025
Value at beginning of period	20.06	21.55	19.12	16.87	17.32	16.51	14.60	12.97	13.27	11.87
Value at end of period	23.38	20.06	21.55	19.12	16.87	17.32	16.51	14.60	12.97	13.27

INVESTMENT DIVISION (1.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	131,426	108,765	101,727	92,965	106,748	77,555	66,856	46,712	33,096	14,675
GREAT-WEST LIFETIME 2035
Value at beginning of period	21.59	23.73	20.30	18.22	18.76	17.87	14.98	13.10	13.70	12.10
Value at end of period	26.05	21.59	23.73	20.30	18.22	18.76	17.87	14.98	13.10	13.70
Number of accumulation units outstanding at end of period	32,608	36,903	40,667	48,395	44,880	43,906	43,633	34,730	23,673	26,015
GREAT-WEST LIFETIME 2045
Value at beginning of period	21.51	24.03	20.20	18.45	19.05	18.22	15.06	13.10	13.83	12.18
Value at end of period	26.46	21.51	24.03	20.20	18.45	19.05	18.22	15.06	13.10	13.83
Number of accumulation units outstanding at end of period	34,251	32,088	27,731	34,583	21,457	24,423	21,381	4,213	2,578	801
GREAT-WEST LIFETIME 2055
Value at beginning of period	21.19	23.78	19.93	18.27	18.90	18.19	15.05	13.07	13.86	12.21
Value at end of period	26.10	21.19	23.78	19.93	18.27	18.90	18.19	15.05	13.07	13.86
Number of accumulation units outstanding at end of period	11,043	10,124	9,168	9,229	8,108	13,398	13,149	3,128	3,283	2,790
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	36.77	44.43	41.00	32.99	34.61	33.42	25.09	21.92	22.65	18.50
Value at end of period	45.27	36.77	44.43	41.00	32.99	34.61	33.42	25.09	21.92	22.65
Number of accumulation units outstanding at end of period	75,053	86,708	89,992	95,838	105,083	111,098	127,340	138,747	169,612	183,955
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.67	10.45	10.00
Value at end of period	11.22	9.67	10.45
Number of accumulation units outstanding at end of period	1,548,724	1,698,371	1,779,648
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.62	10.55	10.00
Value at end of period	11.44	9.62	10.55
Number of accumulation units outstanding at end of period	1,036,446	1,121,951	1,181,077

INVESTMENT DIVISION (1.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.72	10.33	10.00
Value at end of period	10.99	9.72	10.33
Number of accumulation units outstanding at end of period	205,871	230,322	281,648
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	47.84	50.00	47.64	43.31	46.93	45.93	43.05	37.57	36.43	32.71
Value at end of period	52.79	47.84	50.00	47.64	43.31	46.93	45.93	43.05	37.57	36.43
Number of accumulation units outstanding at end of period	122,206	143,187	154,525	180,860	194,995	233,464	271,448	298,242	335,451	382,396
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.22	10.88	10.00
Value at end of period	13.21	10.22	10.88
Number of accumulation units outstanding at end of period	9,391,211	10,546,622	11,586,698
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	64.21	71.44	64.16	51.66	53.68	51.67	37.21	32.54	32.83	26.45
Value at end of period	77.54	64.21	71.44	64.16	51.66	53.68	51.67	37.21	32.54	32.83
Number of accumulation units outstanding at end of period	192,020	212,316	233,685	268,544	159,858	172,309	1,848,252	198,041	217,566	252,265
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	60.33	62.55	50.90	48.54	46.14	41.43	30.76	27.40	28.22	22.41
Value at end of period	78.22	60.33	62.55	50.90	48.54	46.14	41.43	30.76	27.40	28.22
Number of accumulation units outstanding at end of period	200,830	216,683	239,468	284,098	325,051	338,077	374,011	414,015	455,356	503,442
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	24.75	24.95	24.72	24.72	24.84	23.85	24.65	24.18	23.16	22.22
Value at end of period	25.94	24.75	24.95	24.72	24.72	24.84	23.85	24.65	24.18	23.16
Number of accumulation units outstanding at end of period	501,305	541,658	569,340	611,761	657,467	694,123	770,851	925,368	976,963	1,041,298
INVESCO AMERICAN FRANCHISE
Value at beginning of period	12.21	12.85	10.23	10.16	9.80	9.16	6.64	5.94	6.46	5.59

INVESTMENT DIVISION (1.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	16.46	12.21	12.85	10.23	10.16	9.80	9.16	6.64	5.94	6.46
Number of accumulation units outstanding at end of period	29,539	31,052	35,809	45,359	55,849	53,570	51,610	48,353	52,198	50,603
INVESCO AMERICAN VALUE
Value at beginning of period	15.62	18.19	16.87	14.80	16.51	15.31	11.59	10.06	10.15	8.46
Value at end of period	19.18	15.62	18.19	16.87	14.80	16.51	15.31	11.59	10.06	10.15
Number of accumulation units outstanding at end of period	4,413	9,883	12,714	13,803	32,498	32,864	34,221	49,552	17,502	16,591
INVESCO COMSTOCK
Value at beginning of period	17.19	19.90	17.14	14.77	15.94	14.83	11.13	9.51	9.84	8.64
Value at end of period	21.23	17.19	19.90	17.14	14.77	15.94	14.83	11.13	9.51	9.84
Number of accumulation units outstanding at end of period	34,521	41,392	45,701	46,379	46,974	64,079	57,444	47,185	44,870	56,448
INVESCO MID CAP GROWTH
Value at beginning of period	11.87	12.76	10.57	10.66	10.66	10.00	7.36	6.60	6.99	5.74
Value at end of period	15.72	11.87	12.76	10.57	10.66	10.66	10.00	7.36	6.60	6.99
Number of accumulation units outstanding at end of period	55,892	60,471	64,079	76,140	82,922	87,668	103,130	120,368	136,841	153,712
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	19.20	20.68	16.55	17.16	16.83	14.81	11.60	10.33	10.63	9.86
Value at end of period	25.80	19.20	20.68	16.55	17.16	16.83	14.81	11.60	10.33	10.63
Number of accumulation units outstanding at end of period	49,080	51,790	53,276	71,968	98,292	97,376	95,121	106,537	113,736	128,223
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	23.72	27.79	20.65	20.88	20.35	20.19	16.12	13.52	15.00	13.13
Value at end of period	30.82	23.72	27.79	20.65	20.88	20.35	20.19	16.12	13.52	15.00
Number of accumulation units outstanding at end of period	110,050	126,602	127,294	127,179	139,343	148,921	196,700	247,946	266,225	260,730
INVESCO SMALL CAP GROWTH
Value at beginning of period	28.31	31.50	25.54	23.23	23.96	22.54	16.31	13.96	14.31	11.48
Value at end of period	34.74	28.31	31.50	25.54	23.23	23.96	22.54	16.31	13.96	14.31
Number of accumulation units outstanding at end of period	17,504	17,920	18,425	19,113	20,242	20,730	21,891	23,938	25,710	29,519
JANUS HENDERSON FORTY

INVESTMENT DIVISION (1.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	11.21	11.21	10.00
Value at end of period	15.13	11.21	11.21
Number of accumulation units outstanding at end of period	257,137	264,753	280,590
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	9.40	8.18	8.18	8.12	8.42	7.95	6.31	5.33	6.27	5.49
Value at end of period	11.96	9.40	8.18	8.18	8.12	8.42	7.95	6.31	5.33	6.27
Number of accumulation units outstanding at end of period	45,023	46,708	52,061	56,257	65,249	78,451	87,664	105,721	127,994	148,496
JENSEN QUALITY GROWTH
Value at beginning of period	25.20	25.06	20.67	18.75	18.77	17.07	13.11	11.72	12.01	10.90
Value at end of period	31.98	25.20	25.06	20.67	18.75	18.77	17.07	13.11	11.72	12.01
Number of accumulation units outstanding at end of period	19,646	20,760	22,433	26,355	28,742	34,440	34,724	39,020	44,983	54,202
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	21.57	24.78	22.78	19.81	20.66	19.17	14.26	13.16	13.91	11.31
Value at end of period	26.17	21.57	24.78	22.78	19.81	20.66	19.17	14.26	13.16	13.91
Number of accumulation units outstanding at end of period	8,722	19,300	21,325	19,095	16,890	20,687	16,978	21,092	37,989	35,846
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	15.78	19.15	16.81	14.71	15.53	14.82	10.92	9.85	10.28	8.39
Value at end of period	18.28	15.78	19.15	16.81	14.71	15.53	14.82	10.92	9.85	10.28
Number of accumulation units outstanding at end of period	1,646	2,853	3,099	3,101	4,477	4,483	7,105	8,125	8,479	8,796
MFS GROWTH
Value at beginning of period	24.30	24.04	18.65	18.47	17.46	16.29	12.11	10.47	10.67	9.56
Value at end of period	32.96	24.30	24.04	18.65	18.47	17.46	16.29	12.11	10.47	10.67
Number of accumulation units outstanding at end of period	778	484	669	803	864	1,011	1,559	4,303	4,326	10,157
PIMCO TOTAL RETURN
Value at beginning of period	18.03	18.35	17.72	17.53	17.67	17.13	17.73	16.31	15.89	14.82
Value at end of period	19.23	18.03	18.35	17.72	17.53	17.67	17.13	17.73	16.31	15.89
Number of accumulation units outstanding at end of period	184,221	213,209	218,352	265,474	303,982	344,747	401,110	513,760	496,046	538,783
PIONEER EQUITY INCOME VCT
Value at beginning of period	25.26	28.04	24.65	20.88	21.10	18.94	14.89	13.71	13.12	11.15

INVESTMENT DIVISION (1.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	31.24	25.26	28.04	24.65	20.88	21.10	18.94	14.89	13.71	13.12
Number of accumulation units outstanding at end of period	24,919	26,504	27,679	42,675	33,938	32,628	31,402	31,461	41,703	49,695
PUTNAM HIGH YIELD
Value at beginning of period	15.50	16.35	15.56	13.70	14.70	14.63	13.92	12.27	12.06	10.82
Value at end of period	17.43	15.50	16.35	15.56	13.70	14.70	14.63	13.92	12.27	12.06
Number of accumulation units outstanding at end of period	44,081	41,176	43,239	41,589	48,859	56,724	47,117	58,418	49,260	73,016
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.59	11.66	8.80	9.19	9.12	10.70	8.77	7.29	9.39	8.03
Value at end of period	11.88	9.59	11.66	8.80	9.19	9.12	10.70	8.77	7.29	9.39
Number of accumulation units outstanding at end of period	36,266	47,656	48,290	45,869	52,606	55,465	62,028	82,107	86,380	90,510
ROYCE TOTAL RETURN
Value at beginning of period	15.91	18.47	16.50	13.32	14.59	14.63	11.20	9.94	10.27	8.45
Value at end of period	19.34	15.91	18.47	16.50	13.32	14.59	14.63	11.20	9.94	10.27
Number of accumulation units outstanding at end of period	13,529	18,009	19,253	23,569	15,924	22,333	27,764	30,245	31,293	34,177
VICTORY RS SELECT GROWTH
Value at beginning of period	24.93	27.21	23.53	22.30	22.66	22.69	16.67	14.23	13.69	10.54
Value at end of period	32.57	24.93	27.21	23.53	22.30	22.66	22.69	16.67	14.23	13.69
Number of accumulation units outstanding at end of period	5,185	5,310	5,556	5,843	7,115	8,094	9,686	10,544	11,098	12,245
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	13.09	14.57	10.78	10.82	10.94	10.13	6.88	6.07	6.29	4.99
Value at end of period	17.83	13.09	14.57	10.78	10.82	10.94	10.13	6.88	6.07	6.29
Number of accumulation units outstanding at end of period	57,476	62,232	67,949	72,985	84,301	94,013	116,209	150,566	167,321	189,304
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	19.99	21.69	19.17	17.78	18.59	19.66	13.77	12.12	12.29	10.04
Value at end of period	26.86	19.99	21.69	19.17	17.78	18.59	19.66	13.77	12.12	12.29
Number of accumulation units outstanding at end of period	127,257	132,829	140,516	166,524	176,668	202,112	252,900	260,831	289,709	296,172

INVESTMENT DIVISION (0.95)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER BALANCED
Value at beginning of period	20.22	21.11	18.46	17.18	17.09	15.77	13.81	13.12	13.24	12.12
Value at end of period	23.93	20.22	21.11	18.46	17.18	17.09	15.77	13.81	13.12	13.24
Number of accumulation units outstanding at end of period	2,634	2,942	3,140	3,079	3,341	3,673	5,798	5,799	7,631	8,994
ALGER MID CAP GROWTH
Value at beginning of period	27.42	29.91	23.27	23.26	23.86	22.30	16.57	14.40	15.84	13.40
Value at end of period	35.38	27.42	29.91	23.27	23.26	23.86	22.30	16.57	14.40	15.84
Number of accumulation units outstanding at end of period	35,815	36,228	38,737	29,210	33,881	37,093	37,203	45,081	57,221	59,600
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	37.79	39.90	35.54	30.03	30.13	27.05	22.86	20.69	20.17	17.97
Value at end of period	46.45	37.79	39.90	35.54	30.03	30.13	27.05	22.86	20.69	20.17
Number of accumulation units outstanding at end of period	47,020	33,420	39,111	25,953	20,755	19,827	25,723	34,958	34,009	34,940
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	22.50	23.48	18.85	17.60	16.92	15.68	11.86	9.96	10.60	9.56
Value at end of period	28.46	22.50	23.48	18.85	17.60	16.92	15.68	11.86	9.96	10.60
Number of accumulation units outstanding at end of period	57,218	71,507	89,555	76,338	76,302	75,805	70,500	60,585	50,738	60,919
ARTISAN INTERNATIONAL
Value at beginning of period	14.91	16.89	13.01	14.54	15.27	15.56	12.55	10.11	11.00	10.49
Value at end of period	19.08	14.91	16.89	13.01	14.54	15.27	15.56	12.55	10.11	11.00
Number of accumulation units outstanding at end of period	112,856	113,372	126,443	108,718	100,510	96,250	95,872	110,631	102,291	94,658
CLEARBRIDGE VALUE TRUST
Value at beginning of period	16.33	18.94	16.71	15.00	15.73	13.98	10.22	8.90	9.29	8.74
Value at end of period	20.53	16.33	18.94	16.71	15.00	15.73	13.98	10.22	8.90	9.29
Number of accumulation units outstanding at end of period	4,426	4,608	5,294	4,973	5,679	5,871	7,200	7,407	7,901	12,373
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	15.56	18.21	16.27	14.44	15.42	13.93	10.44	9.06	9.58	7.89
Value at end of period	20.20	15.56	18.21	16.27	14.44	15.42	13.93	10.44	9.06	9.58

INVESTMENT DIVISION (0.95)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	12,896	13,647	15,085	8,740	5,497	7,505	6,966	1,726	11,773	5,175
DAVIS NEW YORK VENTURE
Value at beginning of period	16.83	19.59	16.24	14.64	14.40	13.69	10.30	9.25	9.84	8.89
Value at end of period	21.76	16.83	19.59	16.24	14.64	14.40	13.69	10.30	9.25	9.84
Number of accumulation units outstanding at end of period	6,865	7,165	11,197	9,331	9,031	7,415	9,368	11,945	13,316	14,138
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.20	19.66	17.10	15.77	16.83	15.74	12.21	11.21	11.95	10.72
Value at end of period	20.66	17.20	19.66	17.10	15.77	16.83	15.74	12.21	11.21	11.95
Number of accumulation units outstanding at end of period	13,051	12,430	13,741	13,969	15,533	18,316	19,138	17,658	17,867	24,501
FIDELITY VIP CONTRAFUND
Value at beginning of period	38.49	41.51	34.38	32.13	32.23	29.06	22.35	19.38	20.07	17.29
Value at end of period	50.16	38.49	41.51	34.38	32.13	32.23	29.06	22.35	19.38	20.07
Number of accumulation units outstanding at end of period	162,190	173,090	191,810	149,628	152,275	159,906	168,097	172,841	174,803	165,490
FIDELITY VIP GROWTH
Value at beginning of period	45.33	45.84	34.24	34.30	32.30	29.30	21.70	19.10	19.24	15.64
Value at end of period	60.31	45.33	45.84	34.24	34.30	32.30	29.30	21.70	19.10	19.24
Number of accumulation units outstanding at end of period	126,259	130,567	156,403	148,929	156,201	175,252	179,212	220,512	250,668	270,801
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	9.57	10.78	10.00
Value at end of period	11.95	9.57	10.78
Number of accumulation units outstanding at end of period	308,759	313,427	368,774
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	59.67	70.38	61.77	55.16	59.31	55.54	38.00	31.91	34.59	29.21
Value at end of period	73.48	59.67	70.38	61.77	55.16	59.31	55.54	38.00	31.91	34.59
Number of accumulation units outstanding at end of period	87,415	94,750	112,455	112,583	120,465	129,174	141,139	129,195	137,596	158,399
GREAT-WEST BOND INDEX
Value at beginning of period	19.12	19.38	18.98	18.80	18.93	18.07	18.72	18.19	17.13	16.23
Value at end of period	20.47	19.12	19.38	18.98	18.80	18.93	18.07	18.72	18.19	17.13

INVESTMENT DIVISION (0.95)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	61,619	61,841	64,425	54,971	46,876	50,088	52,288	62,999	61,520	62,186
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.80	10.22	10.00
Value at end of period	10.83	9.80	10.22
Number of accumulation units outstanding at end of period	93,474	105,292	127,214
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	13.02	12.96	13.03	13.16	13.28	13.41	13.54	13.67	13.80	13.93
Value at end of period	13.12	13.02	12.96	13.03	13.16	13.28	13.41	13.54	13.67	13.80
Number of accumulation units outstanding at end of period	223,183	213,032	214,806	236,383	264,682	272,394	325,492	409,648	443,589	489,278
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	29.61	35.41	28.26	27.47	26.05	26.04	20.54	17.69	18.20	16.83
Value at end of period	35.80	29.61	35.41	28.26	27.47	26.05	26.04	20.54	17.69	18.20
Number of accumulation units outstanding at end of period	77,100	82,226	103,873	107,144	110,914	115,254	127,012	159,627	171,353	178,805
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	360,793
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.41	19.44	17.66	15.81	16.15	15.37	14.24	12.85	12.78	11.56
Value at end of period	21.00	18.41	19.44	17.66	15.81	16.15	15.37	14.24	12.85	12.78
Number of accumulation units outstanding at end of period	19,638	19,286	16,953	14,078	14,899	14,114	13,901	21,095	11,461	7,733
GREAT-WEST LIFETIME 2025
Value at beginning of period	20.65	22.12	19.56	17.20	17.62	16.74	14.76	13.08	13.34	11.89
Value at end of period	24.14	20.65	22.12	19.56	17.20	17.62	16.74	14.76	13.08	13.34
Number of accumulation units outstanding at end of period	21,187	23,219	5,356	1,956	3,070	7,927	7,727	7,820	6,120	5,736
GREAT-WEST LIFETIME 2035

INVESTMENT DIVISION (0.95)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	22.23	24.36	20.77	18.59	19.08	18.12	15.15	13.20	13.77	12.13
Value at end of period	26.90	22.23	24.36	20.77	18.59	19.08	18.12	15.15	13.20	13.77
Number of accumulation units outstanding at end of period	26,098	26,202	21,836	8,452	8,944	9,011	8,652	9,580	4,104	3,151
GREAT-WEST LIFETIME 2045
Value at beginning of period	22.14	24.66	20.67	18.82	19.38	18.48	15.22	13.20	13.90	12.20
Value at end of period	27.32	22.14	24.66	20.67	18.82	19.38	18.48	15.22	13.20	13.90
Number of accumulation units outstanding at end of period	26,831	19,637	16,155	4,922	4,176	3,680	3,130	2,482	1,383	274
GREAT-WEST LIFETIME 2055
Value at beginning of period	21.81	24.40	20.39	18.64	19.23	18.45	15.22	13.18	13.93	12.24
Value at end of period	26.95	21.81	24.40	20.39	18.64	19.23	18.45	15.22	13.18	13.93
Number of accumulation units outstanding at end of period	3,105	3,597	1,806	1,658	640	3,002	3,898	884	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	39.21	47.23	43.45	34.86	36.46	35.10	26.27	22.88	23.58	19.20
Value at end of period	48.42	39.21	47.23	43.45	34.86	36.46	35.10	26.27	22.88	23.58
Number of accumulation units outstanding at end of period	21,187	26,194	28,566	25,742	31,179	29,742	32,325	33,612	36,271	37,534
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.71	10.47	10.00
Value at end of period	11.31	9.71	10.47
Number of accumulation units outstanding at end of period	555,201	467,844	463,640
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.67	10.56	10.00
Value at end of period	11.52	9.67	10.56
Number of accumulation units outstanding at end of period	506,975	470,005	468,590
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.76	10.35	10.00
Value at end of period	11.07	9.76	10.35

INVESTMENT DIVISION (0.95)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	121,556	138,437	139,397
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	42.47	44.25	42.04	38.10	41.16	40.17	37.53	32.66	31.57	28.26
Value at end of period	47.01	42.47	44.25	42.04	38.10	41.16	40.17	37.53	32.66	31.57
Number of accumulation units outstanding at end of period	28,885	33,672	40,818	37,222	36,790	44,169	46,888	56,603	58,515	57,707
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.27	10.90	10.00
Value at end of period	13.31	10.27	10.90
Number of accumulation units outstanding at end of period	1,407,501	1,488,147	1,613,406
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	60.73	67.36	60.31	48.43	50.16	48.14	34.57	30.13	30.31	24.35
Value at end of period	73.56	60.72	67.36	60.31	48.43	50.16	48.14	34.57	30.13	30.31
Number of accumulation units outstanding at end of period	63,612	71,355	80,511	78,105	54,703	54,535	51,964	60,611	57,426	57,963
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	64.31	66.48	53.93	51.28	48.60	43.50	32.21	28.60	29.37	23.25
Value at end of period	83.63	64.31	66.48	53.93	51.28	48.60	43.50	32.21	28.60	29.37
Number of accumulation units outstanding at end of period	100,194	111,288	124,684	104,472	106,901	104,314	105,368	112,498	114,814	102,672
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	21.91	22.02	21.75	21.69	21.72	20.80	21.43	20.96	20.01	19.14
Value at end of period	23.03	21.91	22.02	21.75	21.69	21.72	20.80	21.43	20.96	20.01
Number of accumulation units outstanding at end of period	57,228	45,730	51,897	55,781	52,911	72,275	75,996	89,313	92,955	96,142
INVESCO AMERICAN FRANCHISE
Value at beginning of period	12.91	13.54	10.76	10.64	10.24	9.54	6.90	6.15	6.67	5.75
Value at end of period	17.45	12.91	13.54	10.76	10.64	10.24	9.54	6.90	6.15	6.67
Number of accumulation units outstanding at end of period	3,349	3,415	3,849	4,397	4,691	5,479	6,914	8,258	9,168	9,183
INVESCO AMERICAN VALUE

INVESTMENT DIVISION (0.95)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	16.12	18.72	17.31	15.14	16.84	15.57	11.76	10.17	10.23	8.50
Value at end of period	19.86	16.12	18.72	17.31	15.14	16.84	15.57	11.76	10.17	10.23
Number of accumulation units outstanding at end of period	3,211	6,425	5,937	7,328	9,302	5,891	13,089	22,675	8,654	6,669
INVESCO COMSTOCK
Value at beginning of period	17.85	20.59	17.69	15.19	16.35	15.16	11.34	9.66	9.97	8.73
Value at end of period	22.10	17.85	20.59	17.69	15.19	16.35	15.16	11.34	9.66	9.97
Number of accumulation units outstanding at end of period	9,022	10,585	14,016	13,862	13,370	15,636	19,178	17,647	15,166	12,852
INVESCO MID CAP GROWTH
Value at beginning of period	12.55	13.46	11.11	11.17	11.14	10.42	7.65	6.84	7.22	5.90
Value at end of period	16.68	12.55	13.46	11.11	11.17	11.14	10.42	7.65	6.84	7.22
Number of accumulation units outstanding at end of period	3,971	4,357	4,358	3,453	3,453	3,751	3,800	3,800	4,390	4,658
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	20.18	21.67	17.29	17.87	17.48	15.33	11.98	10.64	10.91	10.09
Value at end of period	27.20	20.18	21.67	17.29	17.87	17.48	15.33	11.98	10.64	10.91
Number of accumulation units outstanding at end of period	16,027	21,342	23,764	16,857	16,914	19,013	17,785	23,297	22,428	25,099
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	24.77	28.93	21.44	21.61	21.00	20.77	16.54	13.83	15.29	13.34
Value at end of period	32.28	24.77	28.93	21.44	21.61	21.00	20.77	16.54	13.83	15.29
Number of accumulation units outstanding at end of period	155,722	184,268	230,805	210,245	219,136	216,298	246,060	269,968	256,188	227,939
INVESCO SMALL CAP GROWTH
Value at beginning of period	29.75	33.01	26.68	24.20	24.89	23.33	16.84	14.36	14.69	11.74
Value at end of period	36.62	29.75	33.01	26.68	24.20	24.89	23.33	16.84	14.36	14.69
Number of accumulation units outstanding at end of period	191	206	232	234	3,137	3,021	2,878	2,551	2,241	1,906
JANUS HENDERSON FORTY
Value at beginning of period	11.27	11.23	10.00
Value at end of period	15.26	11.27	11.23
Number of accumulation units outstanding at end of period	41,875	39,472	38,890

INVESTMENT DIVISION (0.95)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	9.94	10.79	8.59	8.51	8.80	8.28	6.55	5.52	6.47	5.65
Value at end of period	12.68	9.94	10.79	8.59	8.51	8.80	8.28	6.55	5.52	6.47
Number of accumulation units outstanding at end of period	10,290	11,113	11,179	11,129	12,086	14,809	14,891	15,291	17,009	20,426
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	22.16	24.02	19.09	18.88	19.51	18.33	14.41	12.11	14.18	12.36
Value at end of period	28.33	22.16	24.02	19.09	18.88	19.51	18.33	14.41	12.11	14.18
Number of accumulation units outstanding at end of period	49,951	62,774	73,194	76,006	82,987	81,898	80,309	80,985	87,993	92,645
JENSEN QUALITY GROWTH
Value at beginning of period	26.32	26.09	21.46	19.41	19.36	17.56	13.45	11.98	12.24	11.08
Value at end of period	33.50	26.32	26.09	21.46	19.41	19.36	17.56	13.45	11.98	12.24
Number of accumulation units outstanding at end of period	2,440	2,301	2,301	1,909	7,834	7,835	7,835	7,986	7,989	8,098
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	22.18	25.41	23.29	20.20	21.00	19.43	14.41	13.26	13.97	11.32
Value at end of period	27.00	22.18	25.41	23.29	20.20	21.00	19.43	14.41	13.26	13.97
Number of accumulation units outstanding at end of period	1,087	1,201	1,882	1,679	929	2,052	431	2,102	1,075	1,258
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	16.38	19.82	17.35	15.13	15.93	15.16	11.14	10.01	10.42	8.48
Value at end of period	19.04	16.38	19.82	17.35	15.13	15.93	15.16	11.14	10.01	10.42
Number of accumulation units outstanding at end of period	1,178	89	89	89	772	772	772	813	813	813
MFS GROWTH
Value at beginning of period	35.54	25.19	19.48	19.24	18.14	16.87	12.50	10.78	10.95	9.79
Value at end of period	34.75	25.54	25.19	19.48	19.24	18.14	16.87	12.50	10.78	10.95
Number of accumulation units outstanding at end of period	852	866	901	1,014	729	750	790	790	790	790
PIMCO TOTAL RETURN
Value at beginning of period	18.95	19.23	18.51	18.26	18.35	17.73	18.30	16.78	16.31	15.16
Value at end of period	20.27	18.95	19.23	18.51	18.26	18.35	17.73	18.30	16.78	16.31
Number of accumulation units outstanding at end of period	46,207	53,721	66,026	52,453	55,626	53,727	79,647	101,665	90,192	84,929

INVESTMENT DIVISION (0.95)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIONEER EQUITY INCOME VCT
Value at beginning of period	26.76	29.62	25.96	21.92	22.08	19.77	15.49	14.22	13.58	11.49
Value at end of period	33.20	26.76	29.62	25.96	21.92	22.08	19.77	15.49	14.22	13.58
Number of accumulation units outstanding at end of period	3,135	3,351	3,387	7,581	2,062	2,755	2,994	5,399	3,445	3,023
PUTNAM HIGH YIELD
Value at beginning of period	16.00	16.82	15.96	14.01	14.99	14.87	14.11	12.40	12.16	10.87
Value at end of period	18.04	16.00	16.82	15.96	14.01	14.99	14.87	14.11	12.40	12.16
Number of accumulation units outstanding at end of period	14,653	15,181	17,829	12,184	9,815	12,381	13,894	6,014	4,762	11,610
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	9.90	12.00	9.03	9.40	9.31	10.88	8.90	7.37	9.47	8.07
Value at end of period	12.30	9.89	12.00	9.03	9.40	9.31	10.88	8.90	7.37	9.47
Number of accumulation units outstanding at end of period	8,975	8,890	13,456	11,148	10,469	13,089	13,349	10,921	27,924	20,634
ROYCE TOTAL RETURN
Value at beginning of period	16.42	19.00	16.93	13.63	14.88	14.87	11.36	10.05	10.35	8.49
Value at end of period	20.02	16.42	19.00	16.93	13.63	14.88	14.87	11.36	10.05	10.35
Number of accumulation units outstanding at end of period	4,742	4,960	6,271	6,753	7,744	8,676	12,612	12,296	9,976	13,930
VICTORY RS SELECT GROWTH
Value at beginning of period	26.03	28.33	24.43	23.08	23.39	23.34	17.10	14.55	13.95	10.71
Value at end of period	34.11	26.03	28.33	24.43	23.08	23.39	23.34	17.10	14.55	13.95
Number of accumulation units outstanding at end of period	344	351	351	170	250	528	516	377	381	527
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	13.84	15.35	11.33	11.33	11.43	10.55	7.14	6.28	6.49	5.13
Value at end of period	18.91	13.84	15.35	11.33	11.33	11.43	10.55	7.14	6.28	6.49
Number of accumulation units outstanding at end of period	5,234	5,172	5,175	3,953	4,248	4,248	5,640	8,923	9,632	11,395
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	20.83	22.53	19.85	18.35	19.14	20.18	14.09	12.37	12.50	10.18
Value at end of period	28.07	20.83	22.53	19.85	18.35	19.14	20.18	14.09	12.37	12.50

INVESTMENT DIVISION (0.95)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	62,511	58,071	58,497	53,036	55,396	55,383	67,773	65,165	67,740	63,344

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER BALANCED
Value at beginning of period	19.33	20.17	17.62	16.38	16.28	15.00	13.12	12.46	12.56	11.48
Value at end of period	22.91	19.33	20.17	17.62	16.38	16.28	15.00	13.12	12.46	12.56
Number of accumulation units outstanding at end of period	1,144	1,005	860	795	-	1,378	539	382	-	206
ALGER MID CAP GROWTH
Value at beginning of period	23.01	25.07	19.48	19.46	19.94	18.62	13.82	11.99	13.19	11.14
Value at end of period	29.72	23.01	25.07	19.48	19.46	19.94	18.62	13.82	11.99	13.19
Number of accumulation units outstanding at end of period	61,152	60,714	60,272	58,505	60,864	62,221	56,368	53,536	50,859	48,512
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	24.27	25.60	22.78	19.23	19.28	17.28	14.59	13.20	12.85	11.44
Value at end of period	29.87	24.27	25.60	22.78	19.23	19.28	17.28	14.59	13.20	12.85
Number of accumulation units outstanding at end of period	39,087	36,389	39,090	39,653	36,537	36,423	34,887	33,193	30,811	36,012
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	22.78	23.75	19.05	17.77	17.06	15.80	11.94	10.02	10.65	9.60
Value at end of period	28.84	22.78	23.75	19.05	17.77	17.06	15.80	11.94	10.02	10.65
Number of accumulation units outstanding at end of period	130,213	147,058	155,184	149,088	147,186	138,247	128,426	121,273	109,580	99,169
ARTISAN INTERNATIONAL
Value at beginning of period	20.48	23.18	17.84	19.91	20.89	21.27	17.14	13.79	14.99	14.28
Value at end of period	26.24	20.48	23.18	17.84	19.91	20.89	21.27	17.14	13.79	14.99
Number of accumulation units outstanding at end of period	72,919	81,731	86,236	83,082	82,447	81,021	74,397	70,974	65,116	61,828
CLEARBRIDGE VALUE TRUST
Value at beginning of period	14.13	16.38	14.43	12.95	13.56	12.04	8.79	7.64	7.97	7.49
Value at end of period	17.79	14.13	16.38	14.43	12.95	13.56	12.04	8.79	7.64	7.97
Number of accumulation units outstanding at end of period	15,795	16,280	17,705	19,091	22,080	24,945	26,358	27,637	29,833	33,473

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	15.73	18.39	16.41	14.55	15.52	14.01	10.48	9.09	9.61	7.90
Value at end of period	20.44	15.73	18.39	16.41	14.55	15.52	14.01	10.48	9.09	9.61
Number of accumulation units outstanding at end of period	1,518	1,700	1,646	1,622	2,960	5,599	329	80	1,027	1,373
DAVIS NEW YORK VENTURE
Value at beginning of period	17.04	19.82	16.41	14.78	14.52	13.79	10.37	9.30	9.88	8.92
Value at end of period	22.06	17.04	19.82	16.41	14.78	14.52	13.79	10.37	9.30	9.88
Number of accumulation units outstanding at end of period	45,151	43,430	42,842	41,354	47,504	46,258	43,529	38,853	32,211	32,549
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.84	20.37	17.70	16.30	17.39	16.25	12.59	11.55	12.29	11.02
Value at end of period	21.45	17.84	20.37	17.70	16.30	17.39	16.25	12.59	11.55	12.29
Number of accumulation units outstanding at end of period	27,948	28,464	27,172	25,959	26,851	25,059	23,183	20,479	20,206	19,169
FIDELITY VIP CONTRAFUND
Value at beginning of period	28.12	30.29	25.07	23.40	23.45	21.12	16.23	14.06	14.55	12.51
Value at end of period	36.68	28.12	30.29	25.07	23.40	23.45	21.12	16.23	14.06	14.55
Number of accumulation units outstanding at end of period	156,604	161,781	168,996	166,157	172,306	169,053	165,026	154,992	144,750	145,630
FIDELITY VIP GROWTH
Value at beginning of period	29.50	29.81	22.24	22.26	20.94	18.98	14.04	12.34	12.43	10.09
Value at end of period	39.29	29.50	29.81	22.24	22.26	20.94	18.98	14.04	12.34	12.43
Number of accumulation units outstanding at end of period	51,474	57,597	57,708	50,658	58,864	56,737	45,984	49,678	45,938	52,187
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	9.58	10.79	10.00
Value at end of period	11.98	9.58	10.79
Number of accumulation units outstanding at end of period	97,140	90,276	89,937
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	23.88	28.13	24.67	22.01	23.64	22.11	15.12	12.68	13.73	11.58
Value at end of period	29.43	23.88	28.13	24.67	22.01	23.64	22.11	15.12	12.68	13.73
Number of accumulation units outstanding at end of period	39,996	41,559	44,189	43,147	46,009	47,777	48,114	25,140	26,075	50,514

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
GREAT-WEST BOND INDEX
Value at beginning of period	14.64	14.82	14.50	14.35	14.44	13.77	14.24	13.83	13.01	12.32
Value at end of period	15.69	14.64	14.82	14.50	14.35	14.44	13.77	14.24	13.83	13.01
Number of accumulation units outstanding at end of period	11,222	10,944	11,359	10,589	8,035	8,186	6,738	6,717	6,130	10,969
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.82	10.22	10.00
Value at end of period	10.86	9.82	10.22
Number of accumulation units outstanding at end of period	82,867	85,497	108,404
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.38	10.32	10.37	10.46	10.55	10.64	10.73	10.82	10.91	11.00
Value at end of period	10.47	10.38	10.32	10.37	10.46	10.55	10.64	10.73	10.82	10.91
Number of accumulation units outstanding at end of period	102,179	85,470	75,855	84,801	36,520	40,512	58,408	53,744	35,452	45,229
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	19.95	23.83	19.01	18.45	17.48	17.46	13.76	11.84	12.17	11.24
Value at end of period	24.15	19.95	23.83	19.01	18.45	17.48	17.46	13.76	11.84	12.17
Number of accumulation units outstanding at end of period	44,183	43,272	42,942	41,261	39,435	37,279	28,507	25,547	24,907	27,944
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	263,494
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.59	19.61	17.80	15.92	16.24	15.45	14.29	12.88	12.80	11.57
Value at end of period	21.23	18.59	19.61	17.80	15.92	16.24	15.45	14.29	12.88	12.80
Number of accumulation units outstanding at end of period	6,162	9,116	28,458	46,060	42,510	40,387	38,375	36,846	33,517	30,849
GREAT-WEST LIFETIME 2025
Value at beginning of period	20.85	22.31	19.71	17.32	17.72	16.82	14.81	13.11	13.36	11.90
Value at end of period	24.40	20.85	22.31	19.71	17.32	17.72	16.82	14.81	13.11	13.36

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	15,866	12,108	11,663	11,340	5,910	5,527	4,779	2,900	2,754	127
GREAT-WEST LIFETIME 2035
Value at beginning of period	22.44	24.57	20.93	18.71	19.19	18.20	15.20	13.24	13.79	12.14
Value at end of period	27.19	22.44	24.57	20.93	18.71	19.19	18.20	15.20	13.24	13.79
Number of accumulation units outstanding at end of period	13,937	11,762	11,448	5,879	2,350	1,702	1,411	795	75	2
GREAT-WEST LIFETIME 2045
Value at beginning of period	22.35	24.87	20.83	18.95	19.49	18.56	15.28	13.24	13.92	12.21
Value at end of period	27.61	22.35	24.87	20.83	18.95	19.49	18.56	15.28	13.24	13.92
Number of accumulation units outstanding at end of period	27,443	26,468	16,810	15,183	13,251	10,255	6,714	3,589	855	44
GREAT-WEST LIFETIME 2055
Value at beginning of period	22.03	24.62	20.55	18.76	19.34	18.53	15.27	13.21	13.96	12.24
Value at end of period	27.23	22.03	24.62	20.55	18.76	19.34	18.53	15.27	13.21	13.96
Number of accumulation units outstanding at end of period	9,451	7,557	4,822	2,670	2,996	2,246	1,196	819	17	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	24.65	29.66	27.26	21.85	22.83	21.95	16.42	14.28	14.70	11.96
Value at end of period	30.47	24.65	29.66	27.26	21.85	22.83	21.95	16.42	14.28	14.70
Number of accumulation units outstanding at end of period	18,179	17,564	18,732	18,578	20,234	19,359	18,521	18,323	17,698	18,485
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.73	10.47	10.00
Value at end of period	11.34	9.73	10.47
Number of accumulation units outstanding at end of period	101,740	105,726	108,427
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.68	10.57	10.00
Value at end of period	11.55	9.68	10.57
Number of accumulation units outstanding at end of period	52,275	50,361	57,943

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.78	10.35	10.00
Value at end of period	11.10	9.78	10.35
Number of accumulation units outstanding at end of period	66,135	62,203	59,334
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	20.71	21.55	20.45	18.52	19.99	19.49	18.19	15.81	15.27	13.65
Value at end of period	22.94	20.71	21.55	20.45	18.52	19.99	19.49	18.19	15.81	15.27
Number of accumulation units outstanding at end of period	45,565	48,225	53,291	53,317	41,790	45,429	42,400	42,656	43,041	74,564
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.28	10.90	10.00
Value at end of period	13.34	10.28	10.90
Number of accumulation units outstanding at end of period	255,582	259,161	263,055
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	28.36	31.43	28.11	22.55	23.33	22.37	16.05	13.97	14.04	11.27
Value at end of period	34.39	28.36	31.43	28.11	22.55	23.33	22.37	16.05	13.97	14.04
Number of accumulation units outstanding at end of period	13,134	11,870	11,071	10,947	6,990	7,222	3,947	3,239	2,315	13,043
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	36.87	38.08	30.86	29.31	27.75	24.82	18.36	16.28	16.71	13.21
Value at end of period	48.00	36.87	38.08	30.86	29.31	27.75	24.82	18.36	16.28	16.71
Number of accumulation units outstanding at end of period	43,968	44,168	44,943	45,525	47,942	47,156	46,494	44,785	42,209	45,998
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	14.27	14.33	14.14	14.09	14.10	13.48	13.88	13.56	12.93	12.36
Value at end of period	15.02	14.27	14.33	14.14	14.09	14.10	13.48	13.88	13.56	12.93
Number of accumulation units outstanding at end of period	29,372	25,255	23,081	23,729	9,084	8,194	7,419	8,028	9,250	18,979
INVESCO AMERICAN FRANCHISE
Value at beginning of period	23.13	24.24	19.23	19.01	18.28	17.02	12.28	10.94	11.85	10.21

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	31.30	23.13	24.24	19.23	19.01	18.28	17.02	12.28	10.94	11.85
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	16.30	18.90	17.46	15.26	16.95	15.66	11.81	10.21	10.25	8.51
Value at end of period	20.09	16.30	18.90	17.46	15.26	16.95	15.66	11.81	10.21	10.25
Number of accumulation units outstanding at end of period	349	285	151	151	256	508	395	286	119	717
INVESCO COMSTOCK
Value at beginning of period	18.07	20.83	17.87	15.33	16.48	15.27	11.42	9.71	10.01	8.76
Value at end of period	22.40	18.07	20.83	17.87	15.33	16.48	15.27	11.42	9.71	10.01
Number of accumulation units outstanding at end of period	4,767	4,970	4,692	4,527	4,137	3,788	3,453	2,928	2,326	1,849
INVESCO MID CAP GROWTH
Value at beginning of period	25.44	27.24	22.48	22.57	22.48	21.01	15.41	13.76	14.52	11.86
Value at end of period	33.83	25.44	27.24	22.48	22.57	22.48	21.01	15.41	13.76	14.52
Number of accumulation units outstanding at end of period	1,587	1,474	1,361	1,256	1,133	1,503	1,776	1,775	1,819	1,041
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	20.80	22.31	17.78	18.36	17.94	15.73	12.27	10.89	11.16	10.31
Value at end of period	28.07	20.80	22.31	17.78	18.36	17.94	15.73	12.27	10.89	11.16
Number of accumulation units outstanding at end of period	28,562	30,957	31,912	30,212	35,067	33,372	32,585	30,396	29,296	29,569
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	24.18	28.21	20.88	21.03	20.41	20.17	16.05	13.40	14.80	12.91
Value at end of period	31.54	24.18	28.21	20.88	21.03	20.41	20.17	16.05	13.40	14.80
Number of accumulation units outstanding at end of period	10,538	10,990	8,648	8,080	13,228	9,645	9,631	9,389	7,847	19,587
INVESCO SMALL CAP GROWTH
Value at beginning of period	31.44	34.85	28.13	25.49	26.19	24.53	17.69	15.04	15.40	12.30
Value at end of period	38.74	31.44	34.85	28.13	25.49	26.19	24.53	17.69	15.04	15.40
Number of accumulation units outstanding at end of period	642	642	657	672	1,622	1,871	1,875	1,905	1,966	2,940
JANUS HENDERSON FORTY

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	11.29	11.24	10.00
Value at end of period	15.30	11.29	11.24
Number of accumulation units outstanding at end of period	5,154	1,775	1,672
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	19.54	21.18	16.85	16.68	17.22	16.19	12.81	10.78	12.62	11.00
Value at end of period	34.95	19.54	21.18	16.85	16.68	17.22	16.19	12.81	10.78	12.62
Number of accumulation units outstanding at end of period	1,393	1,037	1,404	1,296	1,421	1,621	1,370	1,469	1,469	1,847
JENSEN QUALITY GROWTH
Value at beginning of period	26.70	26.44	21.72	19.63	19.56	17.72	13.56	12.07	12.32	11.14
Value at end of period	34.02	26.70	26.44	21.72	19.63	19.56	17.72	13.56	12.07	12.32
Number of accumulation units outstanding at end of period	460	533	533	533	533	533	533	533	533	704
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	22.39	25.63	23.46	20.33	21.11	19.51	14.46	13.29	13.99	11.33
Value at end of period	27.28	22.39	25.63	23.46	20.33	21.11	19.51	14.46	13.29	13.99
Number of accumulation units outstanding at end of period	340	399	539	123	118	164	99	51	-	607
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	16.58	20.05	17.53	15.28	16.07	15.27	11.21	10.06	10.46	8.51
Value at end of period	19.29	16.58	20.05	17.53	15.28	16.07	15.27	11.21	10.06	10.46
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	905
MFS GROWTH
Value at beginning of period	27.25	26.86	20.75	20.47	19.28	17.91	13.26	11.42	11.59	10.35
Value at end of period	37.11	27.25	26.86	20.75	20.47	19.28	17.91	13.26	11.42	11.59
Number of accumulation units outstanding at end of period	834	781	703	680	265	265	74	74	74	154
PIMCO TOTAL RETURN
Value at beginning of period	16.81	17.04	16.39	16.15	16.21	15.66	16.14	14.79	14.35	13.33
Value at end of period	18.00	16.81	17.04	16.39	16.15	16.21	15.66	16.14	14.79	14.35
Number of accumulation units outstanding at end of period	39,834	37,062	38,294	36,571	33,177	33,536	36,393	35,295	43,175	38,522
PIONEER EQUITY INCOME VCT
Value at beginning of period	25.03	27.67	24.23	20.44	20.57	18.40	14.40	13.21	12.59	10.65

INVESTMENT DIVISION (0.85)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	31.08	25.03	27.67	24.23	20.44	20.57	18.40	14.40	13.21	12.59
Number of accumulation units outstanding at end of period	11	322	685	856	460	1,922	1,772	1,454	1,702	285
PUTNAM HIGH YIELD
Value at beginning of period	16.17	16.99	16.10	14.12	15.09	14.96	14.17	12.44	12.19	10.89
Value at end of period	18.26	16.17	16.99	16.10	14.12	15.09	14.96	14.17	12.44	12.19
Number of accumulation units outstanding at end of period	1,803	1,552	1,461	2,364	426	381	335	-	-	6,349
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.00	12.11	9.10	9.48	9.37	10.94	8.94	7.39	9.49	8.09
Value at end of period	12.45	10.00	12.11	9.10	9.48	9.37	10.94	8.94	7.39	9.49
Number of accumulation units outstanding at end of period	6,613	7,039	6,771	6,424	6,667	7,038	2,410	2,007	2,831	6,510
ROYCE TOTAL RETURN
Value at beginning of period	16.60	19.19	17.08	13.73	14.98	14.96	11.41	10.09	10.38	8.50
Value at end of period	20.26	16.60	19.19	17.08	13.73	14.98	14.96	11.41	10.09	10.38
Number of accumulation units outstanding at end of period	1,235	2,340	2,344	2,146	2,066	3,167	3,755	3,598	3,759	5,609
VICTORY RS SELECT GROWTH
Value at beginning of period	26.05	28.32	24.39	23.02	23.30	23.23	17.01	14.46	13.85	10.62
Value at end of period	34.16	26.05	28.32	24.39	23.02	23.30	23.23	17.01	14.46	13.85
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	30.65	33.96	25.03	25.02	25.21	23.25	15.71	13.81	14.26	11.26
Value at end of period	41.91	30.65	33.96	25.03	25.02	25.21	23.25	15.71	13.81	14.26
Number of accumulation units outstanding at end of period	18	27	21	-	5	72	489	489	489	489
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	21.12	22.82	20.08	18.55	19.33	20.36	14.20	12.45	12.58	10.23
Value at end of period	28.49	21.12	22.82	20.08	18.55	19.33	20.36	14.20	12.45	12.58
Number of accumulation units outstanding at end of period	48,301	42,070	44,735	43,686	43,983	45,606	42,303	39,152	36,221	36,905

INVESTMENT DIVISION (0.75)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER BALANCED
Value at beginning of period	21.01	21.90	19.11	17.75	17.62	16.22	14.18	13.45	13.55	12.37
Value at end of period	24.92	21.01	21.90	19.11	17.75	17.62	16.22	14.18	13.45	13.55
Number of accumulation units outstanding at end of period	1,465	1,835	1,938	1,938	2,213	2,782	5,877	6,503	6,787	7,174
ALGER MID CAP GROWTH
Value at beginning of period	28.50	31.03	24.08	24.03	24.60	22.94	17.02	14.75	16.21	13.68
Value at end of period	36.85	28.50	31.03	24.08	24.03	24.60	22.94	17.02	14.75	16.21
Number of accumulation units outstanding at end of period	7,387	7,678	9,568	8,107	7,508	22,301	26,395	28,782	29,550	34,251
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	39.22	41.33	36.74	30.98	31.02	27.79	23.44	21.18	20.60	18.32
Value at end of period	48.31	39.22	41.33	36.74	30.98	31.02	27.79	23.44	21.18	20.60
Number of accumulation units outstanding at end of period	9,098	7,304	7,996	9,469	10,451	19,069	19,533	18,820	18,351	16,510
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	20.84	22.54	18.83	16.70	17.84	15.97	11.86	10.43	10.20	9.01
Value at end of period	25.64	20.84	22.54	18.83	16.70	17.84	15.97	11.86	10.43	10.20
Number of accumulation units outstanding at end of period	12,265	12,654	12,972	13,219	7,662	8,417	9,144	9,492	10,856	25,483
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	23.06	24.02	19.25	17.94	17.21	15.91	12.02	10.07	10.70	9.63
Value at end of period	29.23	23.06	24.02	19.25	17.94	17.21	15.91	12.02	10.07	10.70
Number of accumulation units outstanding at end of period	12,180	14,019	15,785	16,256	20,902	54,359	115,663	77,001	76,567	80,218
ARTISAN INTERNATIONAL
Value at beginning of period	15.47	17.49	13.45	15.00	15.72	15.99	12.87	10.34	11.23	10.69
Value at end of period	19.84	15.47	17.49	13.45	15.00	15.72	15.99	12.87	10.34	11.23
Number of accumulation units outstanding at end of period	17,643	14,452	18,799	14,505	19,107	42,778	54,087	48,542	39,124	53,741
CLEARBRIDGE VALUE TRUST
Value at beginning of period	16.88	19.55	17.20	15.42	16.13	14.31	10.44	9.07	9.45	8.87
Value at end of period	21.27	16.88	19.55	17.20	15.42	16.13	14.31	10.44	9.07	9.45

INVESTMENT DIVISION (0.75)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	972	963	997	887	887	1,433	4,514	6,021	6,580	8,832
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	15.89	18.57	16.55	14.66	15.62	14.08	10.53	9.12	9.63	7.92
Value at end of period	20.67	15.89	18.57	16.55	14.66	15.62	14.08	10.53	9.12	9.63
Number of accumulation units outstanding at end of period	4,236	4,206	4,628	1,984	2,568	16,412	24,338	12,645	41,181	19,736
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	24.49	25.85	22.52	21.54	21.47	19.66	16.76	14.94	15.18	13.48
Value at end of period	29.45	24.49	25.85	22.52	21.54	21.47	19.66	16.76	14.94	15.18
Number of accumulation units outstanding at end of period	2,018	2,171	2,864	2,956	3,177	4,919	5,173	5,277	7,205	7,205
DAVIS NEW YORK VENTURE
Value at beginning of period	17.25	20.04	16.58	14.92	14.65	13.89	10.43	9.35	9.93	8.95
Value at end of period	22.35	17.25	20.04	16.58	14.92	14.65	13.89	10.43	9.35	9.93
Number of accumulation units outstanding at end of period	1,849	1,744	4,874	4,693	4,943	11,598	24,602	16,356	22,818	31,736
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.78	20.28	17.61	16.20	17.26	16.11	12.47	11.43	12.15	10.88
Value at end of period	21.40	17.78	20.28	17.61	16.20	17.26	16.11	12.47	11.43	12.15
Number of accumulation units outstanding at end of period	1,281	1,198	1,132	914	828	9,100	12,848	9,006	10,924	12,204
FIDELITY VIP CONTRAFUND
Value at beginning of period	40.07	43.12	35.65	33.25	33.28	29.95	22.99	19.89	20.56	17.68
Value at end of period	52.33	40.07	43.12	35.65	33.25	33.28	29.95	22.99	19.89	20.56
Number of accumulation units outstanding at end of period	18,239	19,424	20,410	21,914	28,352	49,110	78,509	81,965	92,412	100,011
FIDELITY VIP GROWTH
Value at beginning of period	38.26	38.62	28.79	28.78	27.05	24.49	18.10	15.90	15.99	12.97
Value at end of period	51.01	38.26	38.62	28.79	28.78	27.05	24.49	18.10	15.90	15.99
Number of accumulation units outstanding at end of period	71,810	78,374	77,679	85,147	119,920	187,973	273,106	281,838	315,445	325,841
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	16.89	17.84	14.79	14.28	14.68	13.75	10.00	9.09	9.63	7.56
Value at end of period	22.10	16.89	17.84	14.79	14.28	14.68	13.75	10.00	9.09	9.63

INVESTMENT DIVISION (0.75)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	1,270	2,176	3,279	3,294	3,325	3,370	3,576	4,480	7,753	10,130
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	9.60	10.79	10.00
Value at end of period	12.01	9.60	10.79
Number of accumulation units outstanding at end of period	88,146	103,017	102,052
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	56.40	66.39	58.16	51.83	55.61	51.98	35.49	29.74	32.18	27.12
Value at end of period	69.59	56.40	66.39	58.16	51.83	55.61	51.98	35.49	29.74	32.18
Number of accumulation units outstanding at end of period	21,231	28,856	34,865	37,559	52,321	82,899	98,786	77,617	75,426	82,055
GREAT-WEST BOND INDEX
Value at beginning of period	19.86	20.10	19.65	19.42	19.52	18.59	19.22	18.64	17.51	16.57
Value at end of period	21.31	19.86	20.10	19.65	19.42	19.52	18.59	19.22	18.64	17.51
Number of accumulation units outstanding at end of period	16,170	18,601	17,013	10,613	16,402	45,591	62,460	44,295	35,103	36,918
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.83	10.23	10.00
Value at end of period	10.88	9.83	10.23
Number of accumulation units outstanding at end of period	36,168	40,118	40,464
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	12.78	12.70	12.75	12.84	12.94	13.04	13.14	13.23	13.33	13.43
Value at end of period	12.91	12.78	12.70	12.75	12.84	12.94	13.04	13.14	13.23	13.33
Number of accumulation units outstanding at end of period	185,769	229,897	246,409	265,380	294,563	342,035	419,442	424,933	494,795	524,463
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	23.47	28.01	22.31	21.64	20.48	20.43	16.09	13.83	14.20	13.10
Value at end of period	28.43	23.47	28.01	22.31	21.64	20.48	20.43	16.09	13.83	14.20
Number of accumulation units outstanding at end of period	37,629	41,861	45,537	55,790	65,975	91,505	169,241	105,827	104,877	107,699
GREAT-WEST LARGE CAP VALUE

INVESTMENT DIVISION (0.75)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	178,972
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.77	19.78	17.94	16.02	16.33	15.52	14.35	12.92	12.82	11.58
Value at end of period	21.45	18.77	19.78	17.94	16.02	16.33	15.52	14.35	12.92	12.82
Number of accumulation units outstanding at end of period	358	376	512	3,792	6,626	2,739	3,098	3,755	1,286	15,252
GREAT-WEST LIFETIME 2025
Value at beginning of period	21.05	22.50	19.86	17.44	17.82	16.90	14.86	13.15	13.38	11.91
Value at end of period	24.66	21.05	22.50	19.86	17.44	17.82	16.90	14.86	13.15	13.38
Number of accumulation units outstanding at end of period	8,558	8,468	4,399	9,577	19,983	14,283	21,566	18,252	22,338	18,492
GREAT-WEST LIFETIME 2035
Value at beginning of period	22.66	24.78	21.09	18.84	19.29	18.29	15.26	13.27	13.81	12.14
Value at end of period	27.48	22.66	24.78	21.09	18.84	19.29	18.29	15.26	13.27	13.81
Number of accumulation units outstanding at end of period	6,842	6,171	8,883	10,301	10,112	18,525	27,031	18,539	14,114	10,311
GREAT-WEST LIFETIME 2045
Value at beginning of period	22.57	25.09	20.99	19.08	19.60	18.65	15.33	13.27	13.94	12.21
Value at end of period	27.91	22.57	25.09	20.99	19.08	19.60	18.65	15.33	13.27	13.94
Number of accumulation units outstanding at end of period	2,372	1,610	1,158	1,156	14,674	11,123	10,667	5,641	2,402	789
GREAT-WEST LIFETIME 2055
Value at beginning of period	22.24	24.83	20.71	18.89	19.45	18.62	15.33	13.25	13.97	12.25
Value at end of period	27.52	22.24	24.83	20.71	18.89	19.45	18.62	15.33	13.25	13.97
Number of accumulation units outstanding at end of period	2,017	2,115	607	477	6,945	4,438	4,020	2,225	1,259	4
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	40.92	49.20	45.17	36.17	37.75	36.27	27.09	23.55	24.22	19.68
Value at end of period	50.63	40.92	49.20	45.17	36.17	37.75	36.27	27.09	23.55	24.22
Number of accumulation units outstanding at end of period	6,271	7,568	9,164	11,284	18,826	22,545	28,946	28,778	30,521	35,202

INVESTMENT DIVISION (0.75)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.74	10.48	10.00
Value at end of period	11.36	9.74	10.48
Number of accumulation units outstanding at end of period	325,015	355,260	377,775
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.69	10.57	10.00
Value at end of period	11.58	9.69	10.57
Number of accumulation units outstanding at end of period	268,384	279,484	288,966
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.79	10.35	10.00
Value at end of period	11.12	9.79	10.35
Number of accumulation units outstanding at end of period	46,413	82,946	90,118
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	37.15	38.63	36.62	33.13	35.71	34.78	32.44	28.16	27.17	24.28
Value at end of period	41.20	37.15	38.63	36.62	33.13	35.71	34.78	32.44	28.16	27.17
Number of accumulation units outstanding at end of period	6,424	8,555	13,869	12,145	18,793	24,392	67,049	69,046	65,648	96,897
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.30	10.91	10.00
Value at end of period	13.37	10.30	10.91
Number of accumulation units outstanding at end of period	802,164	857,058	912,552
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	49.39	54.68	48.86	39.15	40.47	38.76	27.78	24.16	24.26	19.45
Value at end of period	59.94	49.39	54.68	48.86	39.15	40.47	38.76	27.78	24.16	24.26
Number of accumulation units outstanding at end of period	24,376	25,449	27,838	38,244	26,330	35,288	37,604	35,193	33,423	38,541
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	67.12	69.23	56.06	53.19	50.31	44.95	33.21	29.43	30.17	23.83

INVESTMENT DIVISION (0.75)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	87.45	67.12	69.23	56.06	53.19	50.31	44.95	33.21	29.43	30.17
Number of accumulation units outstanding at end of period	15,470	15,587	16,092	16,138	29,237	45,660	56,190	61,120	56,977	63,517
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	21.30	21.36	21.05	20.96	20.95	20.01	20.58	20.09	19.15	18.27
Value at end of period	22.43	21.30	21.36	21.05	20.96	20.95	20.01	20.58	20.09	19.15
Number of accumulation units outstanding at end of period	20,118	18,581	15,796	21,952	25,661	29,085	27,757	30,239	31,417	41,623
INVESCO AMERICAN FRANCHISE
Value at beginning of period	13.39	14.03	11.12	10.98	10.54	9.81	7.07	6.29	6.81	5.86
Value at end of period	18.15	13.39	14.03	11.12	10.98	10.54	9.81	7.07	6.29	6.81
Number of accumulation units outstanding at end of period	788	769	362	362	541	3,857	1,547	4,720	4,638	4,612
INVESCO AMERICAN VALUE
Value at beginning of period	16.47	19.09	17.61	15.37	17.06	15.74	11.86	10.24	10.28	8.52
Value at end of period	20.32	16.47	19.09	17.61	15.37	17.06	15.74	11.86	10.24	10.28
Number of accumulation units outstanding at end of period	244	523	278	2,015	4,805	6,408	19,621	44,210	11,368	17,992
INVESCO COMSTOCK
Value at beginning of period	18.29	21.06	18.06	15.48	16.62	15.39	11.49	9.77	10.06	8.79
Value at end of period	22.70	18.29	21.06	18.06	15.48	16.62	15.39	11.49	9.77	10.06
Number of accumulation units outstanding at end of period	2,170	3,661	5,553	10,772	13,122	26,505	81,767	31,606	16,770	10,359
INVESCO MID CAP GROWTH
Value at beginning of period	13.03	13.93	11.49	11.52	11.47	10.70	7.84	7.00	7.37	6.02
Value at end of period	17.34	13.03	13.93	11.49	11.52	11.47	10.70	7.84	7.00	7.37
Number of accumulation units outstanding at end of period	4,184	4,237	4,022	2,400	2,327	5,011	8,099	11,801	13,662	13,744
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	20.86	22.36	17.80	18.36	17.93	15.70	12.24	10.84	11.10	10.25
Value at end of period	28.18	20.86	22.36	17.80	18.36	17.93	15.70	12.24	10.84	11.10
Number of accumulation units outstanding at end of period	3,950	3,893	4,280	4,567	4,866	8,195	17,149	14,525	14,519	15,963

INVESTMENT DIVISION (0.75)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	25.49	29.71	21.97	22.10	21.43	21.16	16.82	14.03	15.48	13.48
Value at end of period	33.29	25.49	29.71	21.97	22.10	21.43	21.16	16.82	14.03	15.48
Number of accumulation units outstanding at end of period	12,515	18,883	17,415	14,170	19,436	33,738	48,044	48,484	52,122	54,172
INVESCO SMALL CAP GROWTH
Value at beginning of period	30.74	34.04	27.46	24.85	25.51	23.87	17.19	14.63	14.93	11.92
Value at end of period	37.92	30.74	34.04	27.46	24.85	25.51	23.87	17.19	14.63	14.93
Number of accumulation units outstanding at end of period	-	-	-	1	3,560	3,820	4,292	2,124	2,469	2,182
JANUS HENDERSON FORTY
Value at beginning of period	11.31	11.25	10.00
Value at end of period	15.34	11.31	11.25
Number of accumulation units outstanding at end of period	9,257	8,091	13,031
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	10.32	11.17	8.88	8.78	9.06	8.51	6.72	5.65	6.61	5.76
Value at end of period	13.19	10.32	11.17	8.88	8.78	9.06	8.51	6.72	5.65	6.61
Number of accumulation units outstanding at end of period	2,116	2,593	3,187	3,203	3,312	5,529	7,617	11,125	15,800	16,862
JANUS HENDERSON RESEARCH
Value at beginning of period	10.88	11.29	10.00
Value at end of period	14.61	10.88	11.29
Number of accumulation units outstanding at end of period	3,995	4,127	2,835
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	19.40	20.99	16.65	16.43	16.94	15.89	12.47	10.46	12.22	10.63
Value at end of period	24.85	19.40	20.99	16.65	16.43	16.94	15.89	12.47	10.46	12.22
Number of accumulation units outstanding at end of period	8,707	9,373	9,544	9,632	23,589	24,646	23,304	24,851	25,678	32,083
JENSEN QUALITY GROWTH
Value at beginning of period	27.08	26.80	21.99	19.85	19.77	17.89	13.67	12.16	12.40	11.20
Value at end of period	34.55	27.08	26.80	21.99	19.85	19.77	17.89	13.67	12.16	12.40

INVESTMENT DIVISION (0.75)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	1,376	949	1,524	1,295	1,308	2,082	2,478	3,096	9,758	11,920
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	22.61	25.84	23.64	20.46	21.22	19.60	14.51	13.32	14.01	11.33
Value at end of period	27.57	22.61	25.84	23.64	20.46	21.22	19.60	14.51	13.32	14.01
Number of accumulation units outstanding at end of period	191	1,070	2,205	4,769	7,014	4,270	11,084	10,569	11,904	7,886
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	16.78	20.27	17.71	15.42	16.20	15.38	11.28	10.12	10.51	8.53
Value at end of period	19.55	16.78	20.27	17.71	15.42	16.20	15.38	11.28	10.12	10.51
Number of accumulation units outstanding at end of period	55	40	40	40	40	40	310	270	2,076	2,079
MFS GROWTH
Value at beginning of period	26.40	25.99	20.06	19.77	18.60	17.27	12.77	10.98	11.14	9.94
Value at end of period	35.99	26.40	25.99	20.06	19.77	18.60	17.27	12.77	10.98	11.14
Number of accumulation units outstanding at end of period	50	50	50	50	597	681	1,647	1,139	144	144
PIMCO TOTAL RETURN
Value at beginning of period	19.59	19.84	19.06	18.76	18.81	18.15	18.69	17.11	16.59	15.40
Value at end of period	21.00	19.59	19.84	19.06	18.76	18.81	18.15	18.69	17.11	16.59
Number of accumulation units outstanding at end of period	4,693	16,954	17,403	15,663	28,926	35,935	78,797	70,483	47,761	52,654
PIONEER EQUITY INCOME VCT
Value at beginning of period	27.72	30.62	26.78	22.58	22.70	20.28	15.86	14.53	13.84	11.70
Value at end of period	34.46	27.72	30.62	26.78	22.58	22.70	20.28	15.86	14.53	13.84
Number of accumulation units outstanding at end of period	1,129	1,445	2,766	6,047	3,845	6,223	4,933	4,790	7,613	7,729
PUTNAM HIGH YIELD
Value at beginning of period	16.34	17.15	16.24	14.23	15.19	15.04	14.24	12.49	12.22	10.91
Value at end of period	18.47	16.34	17.15	16.24	14.23	15.19	15.04	14.24	12.49	12.22
Number of accumulation units outstanding at end of period	3,894	4,154	5,082	4,916	8,815	11,268	14,196	15,273	8,433	8,782
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.11	12.23	9.18	9.55	9.43	11.00	8.98	7.42	9.52	8.10
Value at end of period	12.59	10.11	12.23	9.18	9.55	9.43	11.00	8.98	7.42	9.52

INVESTMENT DIVISION (0.75)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	868	1,136	3,804	2,522	2,795	20,266	71,607	73,661	59,058	35,940
ROYCE TOTAL RETURN
Value at beginning of period	16.77	19.37	17.23	13.84	15.08	15.04	11.46	10.12	10.41	8.52
Value at end of period	20.49	16.77	19.37	17.23	13.84	15.08	15.04	11.46	10.12	10.41
Number of accumulation units outstanding at end of period	6,979	6,813	6,634	6,552	6,674	7,755	44,094	16,434	30,944	42,702
VICTORY RS SELECT GROWTH
Value at beginning of period	26.80	29.11	25.05	23.62	23.88	23.79	17.39	14.77	14.14	10.83
Value at end of period	35.19	26.80	29.11	25.05	23.62	23.88	23.79	17.39	14.77	14.14
Number of accumulation units outstanding at end of period	84	84	84	84	165	214	581	504	714	1,025
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	14.37	15.90	11.71	11.69	11.77	10.84	7.32	6.43	6.63	5.23
Value at end of period	19.67	14.37	15.90	11.71	11.69	11.77	10.84	7.32	6.43	6.63
Number of accumulation units outstanding at end of period	785	785	795	795	1,941	2,886	2,405	2,708	4,419	7,261
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	21.41	23.11	20.32	18.75	19.51	20.53	14.30	12.54	12.65	10.27
Value at end of period	28.91	21.41	23.11	20.32	18.75	19.51	20.53	14.30	12.54	12.65
Number of accumulation units outstanding at end of period	9,920	9,113	9,577	10,521	21,001	51,586	83,563	95,949	87,123	82,839

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER BALANCED
Value at beginning of period	18.39	19.15	16.69	15.48	15.36	14.13	12.33	11.69	11.76	10.73
Value at end of period	21.83	18.39	19.15	16.69	15.48	15.36	14.13	12.33	11.69	11.76
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
ALGER MID CAP GROWTH
Value at beginning of period	21.55	23.44	18.18	18.12	18.53	17.27	12.79	11.08	12.16	10.25
Value at end of period	27.90	21.55	23.44	18.18	18.12	18.53	17.27	12.79	11.08	12.16
Number of accumulation units outstanding at end of period	3	271	102	786	736	687	668	580	511	443
AMERICAN CENTURY INVESTMENTS EQUITY INCOME

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	39.95	42.06	37.35	31.46	31.48	28.17	23.74	21.43	20.82	18.50
Value at end of period	49.26	39.95	42.06	37.35	31.46	31.48	28.17	23.74	21.43	20.82
Number of accumulation units outstanding at end of period	1,951	1,145	1,261	1,654	1,640	1,495	1,437	1,362	1,261	1,001
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	23.35	24.29	19.45	18.11	17.35	16.03	12.09	10.13	10.74	9.66
Value at end of period	29.63	23.35	24.29	19.45	18.11	17.35	16.03	12.09	10.13	10.74
Number of accumulation units outstanding at end of period	1,140	1,095	1,032	889	794	888	325	138	119	139
ARTISAN INTERNATIONAL
Value at beginning of period	15.76	17.80	13.67	15.23	15.95	16.21	13.03	10.46	11.35	10.79
Value at end of period	20.23	15.76	17.80	13.67	15.23	15.95	16.21	13.03	10.46	11.35
Number of accumulation units outstanding at end of period	3,720	3,479	2,967	2,610	2,702	2,865	2,354	2,511	1,839	1,710
CLEARBRIDGE VALUE TRUST
Value at beginning of period	17.16	19.85	17.45	15.63	16.34	14.48	10.55	9.16	9.53	8.94
Value at end of period	21.65	17.16	19.85	17.45	15.63	16.34	14.48	10.55	9.16	9.53
Number of accumulation units outstanding at end of period	67	67	185	185	185	185	185	185	185	185
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	16.06	18.74	16.69	14.77	15.72	14.16	10.58	9.16	9.66	7.93
Value at end of period	20.92	16.06	18.74	16.69	14.77	15.72	14.16	10.58	9.16	9.66
Number of accumulation units outstanding at end of period	604	861	796	345	239	555	207	-	82	49
DAVIS NEW YORK VENTURE
Value at beginning of period	17.47	20.27	16.75	15.06	14.77	13.99	10.50	9.40	9.97	8.98
Value at end of period	22.66	17.47	20.27	16.75	15.06	14.77	13.99	10.50	9.40	9.97
Number of accumulation units outstanding at end of period	98	74	306	452	386	303	313	296	281	299
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	18.08	20.60	17.87	16.43	17.48	16.30	12.61	11.54	12.26	10.96
Value at end of period	21.78	18.08	20.60	17.87	16.43	17.48	16.30	12.61	11.54	12.26
Number of accumulation units outstanding at end of period	700	667	637	601	561	534	546	461	417	372

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FIDELITY VIP CONTRAFUND
Value at beginning of period	29.15	31.34	25.88	24.12	24.11	21.68	16.62	14.37	14.84	12.74
Value at end of period	38.10	29.15	31.34	25.88	24.12	24.11	21.68	16.62	14.37	14.84
Number of accumulation units outstanding at end of period	1,339	2,023	1,960	2,095	2,363	2,127	2,038	1,950	4,336	4,107
FIDELITY VIP GROWTH
Value at beginning of period	19.22	19.38	14.43	14.41	13.53	12.24	9.03	7.93	7.96	6.46
Value at end of period	25.64	19.22	19.38	14.43	14.41	13.53	12.24	9.03	7.93	7.96
Number of accumulation units outstanding at end of period	4,231	3,925	3,640	3,623	3,543	3,688	3,343	2,697	3,368	3,400
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	9.61	10.80	10.00
Value at end of period	12.04	9.61	10.80
Number of accumulation units outstanding at end of period	112,653	115,626	109,546
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	40.25	47.33	41.42	36.88	39.53	36.91	25.18	21.08	22.78	19.18
Value at end of period	49.71	40.25	47.33	41.42	36.88	39.53	36.91	25.18	21.08	22.78
Number of accumulation units outstanding at end of period	1,642	1,645	1,658	1,779	2,256	1,856	1,930	495	538	541
GREAT-WEST BOND INDEX
Value at beginning of period	20.17	20.38	19.91	19.65	19.74	18.78	19.39	18.79	17.64	16.67
Value at end of period	21.66	20.17	20.38	19.91	19.65	19.74	18.78	19.39	18.79	17.64
Number of accumulation units outstanding at end of period	5,435	5,680	5,292	4,807	4,587	4,515	492	675	635	592
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.84	10.23	10.00
Value at end of period	10.91	9.84	10.23
Number of accumulation units outstanding at end of period	4,999	6,475	6,227
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.49	11.41	11.44	11.51	11.59	11.66	11.74	11.82	11.89	11.97
Value at end of period	11.62	11.49	11.41	11.44	11.51	11.59	11.66	11.74	11.82	11.89

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	8,865	11,635	11,194	10,574	11,141	10,573	11,045	10,753	11,989	10,768
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	20.96	24.99	19.89	19.27	18.22	18.16	14.28	12.26	12.58	11.59
Value at end of period	25.42	20.96	24.99	19.89	19.27	18.22	18.16	14.28	12.26	12.58
Number of accumulation units outstanding at end of period	949	1,793	1,428	2,252	2,802	2,055	2,204	1,805	1,978	1,780
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	2,195
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.95	19.96	18.07	16.13	16.42	15.59	14.40	12.95	12.84	11.59
Value at end of period	21.68	18.95	19.96	18.07	16.13	16.42	15.59	14.40	12.95	12.84
Number of accumulation units outstanding at end of period	41,451	37,180	32,341	28,178	25,624	17,400	10,633	462	26	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	21.26	22.70	20.02	17.55	17.92	16.98	14.92	13.18	13.40	11.91
Value at end of period	24.92	21.26	22.70	20.02	17.55	17.92	16.98	14.92	13.18	13.40
Number of accumulation units outstanding at end of period	10,133	5,616	4,515	3,255	2,359	1,233	429	191	113	33
GREAT-WEST LIFETIME 2035
Value at beginning of period	22.88	25.00	21.26	18.96	19.40	18.37	15.31	13.31	13.83	12.15
Value at end of period	27.77	22.88	25.00	21.26	18.96	19.40	18.37	15.31	13.31	13.83
Number of accumulation units outstanding at end of period	13,911	11,633	9,463	6,872	4,780	2,700	1,291	625	265	50
GREAT-WEST LIFETIME 2045
Value at beginning of period	22.79	25.31	21.15	19.20	19.71	18.74	15.39	13.31	13.96	12.22
Value at end of period	28.21	22.79	25.31	21.15	19.20	19.71	18.74	15.39	13.31	13.96
Number of accumulation units outstanding at end of period	18,109	15,195	11,734	9,291	7,319	4,492	2,572	1,590	597	81
GREAT-WEST LIFETIME 2055
Value at beginning of period	22.45	25.04	20.87	19.01	19.56	18.71	15.38	13.28	14.00	12.26

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	27.82	22.45	25.04	20.87	19.01	19.56	18.71	15.38	13.28	14.00
Number of accumulation units outstanding at end of period	19,894	16,531	12,341	8,342	5,154	2,420	646	265	32	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	40.00	48.04	44.06	35.24	36.75	35.27	26.32	22.86	23.48	19.06
Value at end of period	49.54	40.00	48.04	44.06	35.24	36.75	35.27	26.32	22.86	23.48
Number of accumulation units outstanding at end of period	101	113	101	172	137	101	101	101	167	217
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.76	10.48	10.00
Value at end of period	11.39	9.76	10.48
Number of accumulation units outstanding at end of period	87,022	76,840	78,599
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.71	10.58	10.00
Value at end of period	11.61	9.71	10.58
Number of accumulation units outstanding at end of period	124,140	120,276	112,486
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.81	10.36	10.00
Value at end of period	11.15	9.81	10.36
Number of accumulation units outstanding at end of period	19,075	12,112	16,389
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	33.55	34.85	33.00	29.82	32.12	31.25	29.11	25.25	24.34	21.73
Value at end of period	37.24	33.55	34.85	33.00	29.82	32.12	31.25	29.11	25.25	24.34
Number of accumulation units outstanding at end of period	356	353	341	330	317	303	299	456	446	638
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.31	10.91	10.00
Value at end of period	13.41	10.31	10.91
Number of accumulation units outstanding at end of period	8,742	10,187	10,421

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	40.61	44.91	40.09	32.10	33.15	31.71	22.70	19.73	19.79	15.85
Value at end of period	49.34	40.61	44.91	40.09	32.10	33.15	31.71	22.70	19.73	19.79
Number of accumulation units outstanding at end of period	765	780	747	606	598	667	530	802	983	930
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	42.41	43.71	35.35	33.51	31.67	28.26	20.86	18.47	18.91	14.92
Value at end of period	55.32	42.41	43.71	35.35	33.51	31.67	28.26	20.86	18.47	18.91
Number of accumulation units outstanding at end of period	806	877	827	1,332	1,298	1,159	1,093	1,288	1,179	1,063
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	19.57	19.61	19.31	19.20	19.18	18.30	18.80	18.33	17.46	16.64
Value at end of period	20.64	19.57	19.61	19.31	19.20	19.18	18.30	18.80	18.33	17.46
Number of accumulation units outstanding at end of period	2,181	1,361	1,275	1,410	1,516	1,506	1,475	1,651	1,599	1,538
INVESCO AMERICAN FRANCHISE
Value at beginning of period	13.65	14.28	11.31	11.15	10.70	9.94	7.16	6.37	6.88	5.92
Value at end of period	18.51	13.65	14.28	11.31	11.15	10.70	9.94	7.16	6.37	6.88
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	16.64	19.27	17.76	15.49	17.17	15.83	11.92	10.28	10.31	8.54
Value at end of period	20.56	16.64	19.27	17.76	15.49	17.17	15.83	11.92	10.28	10.31
Number of accumulation units outstanding at end of period	192	224	164	137	122	205	207	436	-	41
INVESCO COMSTOCK
Value at beginning of period	18.52	21.30	18.25	15.62	16.76	15.50	11.56	9.82	10.10	8.82
Value at end of period	23.01	18.52	21.30	18.25	15.62	16.76	15.50	11.56	9.82	10.10
Number of accumulation units outstanding at end of period	-	24	41	174	372	405	196	-	-	-
INVESCO MID CAP GROWTH
Value at beginning of period	13.27	14.18	11.68	11.70	11.64	10.85	7.94	7.08	7.45	6.08
Value at end of period	17.68	13.27	14.18	11.68	11.70	11.64	10.85	7.94	7.08	7.45

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	21.21	22.71	18.06	18.61	18.15	15.88	12.37	10.95	11.20	10.32
Value at end of period	28.68	21.21	22.71	18.06	18.61	18.15	15.88	12.37	10.95	11.20
Number of accumulation units outstanding at end of period	3,013	3,621	3,428	4,015	3,716	3,449	3,153	2,827	2,455	2,141
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	25.87	30.12	22.25	22.36	21.66	21.36	16.96	14.14	15.59	13.56
Value at end of period	33.81	25.87	30.12	22.25	22.36	21.66	21.36	16.96	14.14	15.59
Number of accumulation units outstanding at end of period	3,816	5,177	5,253	4,745	4,208	4,082	3,969	3,484	3,000	2,873
INVESCO SMALL CAP GROWTH
Value at beginning of period	31.27	34.59	27.87	25.20	25.84	24.16	17.38	14.78	15.07	12.01
Value at end of period	38.61	31.27	34.59	27.87	25.20	25.84	24.16	17.38	14.78	15.07
Number of accumulation units outstanding at end of period	-	115	115	115	115	115	115	115	115	115
JANUS HENDERSON FORTY
Value at beginning of period	11.33	11.25	10.00
Value at end of period	15.38	11.33	11.25
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	10.51	11.37	9.03	8.92	9.19	8.62	6.81	5.72	6.68	5.81
Value at end of period	13.45	10.51	11.37	9.03	8.92	9.19	8.62	6.81	5.72	6.68
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	91
JENSEN QUALITY GROWTH
Value at beginning of period	27.48	27.17	22.27	20.08	19.98	18.06	13.79	12.26	12.48	11.26
Value at end of period	35.09	27.48	27.17	22.27	20.08	19.98	18.06	13.79	12.26	12.48
Number of accumulation units outstanding at end of period	-	-	57	57	57	57	57	57	57	153
LORD ABBETT VALUE OPPORTUNITIES

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	22.82	26.06	23.81	20.59	21.34	19.68	14.56	13.35	14.03	11.34
Value at end of period	27.86	22.82	26.06	23.81	20.59	21.34	19.68	14.56	13.35	14.03
Number of accumulation units outstanding at end of period	172	145	241	189	77	40	18	-	-	-
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	17.00	20.50	17.89	15.56	16.34	15.49	11.35	10.17	10.55	8.56
Value at end of period	19.81	17.00	20.50	17.89	15.56	16.34	15.49	11.35	10.17	10.55
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MFS GROWTH
Value at beginning of period	26.84	26.40	20.35	20.04	18.83	17.47	12.90	11.09	11.24	10.01
Value at end of period	36.63	26.84	26.40	20.35	20.04	18.83	17.47	12.90	11.09	11.24
Number of accumulation units outstanding at end of period	440	533	533	533	533	533	533	533	533	533
PIMCO TOTAL RETURN
Value at beginning of period	19.93	20.17	19.35	19.03	19.07	18.38	18.91	17.29	16.75	15.53
Value at end of period	21.38	19.93	20.17	19.35	19.03	19.07	18.38	18.91	17.29	16.75
Number of accumulation units outstanding at end of period	606	593	715	641	734	635	696	763	739	1,600
PIONEER EQUITY INCOME VCT
Value at beginning of period	28.69	31.66	27.66	23.30	23.39	20.88	16.31	14.93	14.21	11.99
Value at end of period	35.70	28.69	31.66	27.66	23.30	23.39	20.88	16.31	14.93	14.21
Number of accumulation units outstanding at end of period	132	195	157	454	99	49	23	-	-	7
PUTNAM HIGH YIELD
Value at beginning of period	16.52	17.32	16.38	14.34	15.29	15.13	14.30	12.53	12.25	10.92
Value at end of period	18.68	16.52	17.32	16.38	14.34	15.29	15.13	14.30	12.53	12.25
Number of accumulation units outstanding at end of period	392	382	310	235	157	90	28	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.21	12.35	9.26	9.62	9.49	11.06	9.02	7.45	9.54	8.11
Value at end of period	12.74	10.21	12.35	9.26	9.62	9.49	11.06	9.02	7.45	9.54
Number of accumulation units outstanding at end of period	828	744	710	1,347	851	958	795	460	422	260
ROYCE TOTAL RETURN
Value at beginning of period	16.94	19.56	17.37	13.94	15.18	15.13	11.52	10.16	10.43	8.53

INVESTMENT DIVISION (0.65)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	20.71	16.94	19.56	17.37	13.94	15.18	15.13	11.52	10.16	10.43
Number of accumulation units outstanding at end of period	48	48	48	79	49	48	92	48	48	77
VICTORY RS SELECT GROWTH
Value at beginning of period	27.19	29.50	25.35	23.88	24.13	24.01	17.54	14.88	14.23	10.89
Value at end of period	35.73	27.19	29.50	25.35	23.88	24.13	24.01	17.54	14.88	14.23
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	14.64	16.19	11.90	11.88	11.94	10.99	7.41	6.50	6.70	5.28
Value at end of period	20.06	14.64	16.19	11.90	11.88	11.94	10.99	7.41	6.50	6.70
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	21.70	23.40	20.56	18.95	19.70	20.71	14.41	12.62	12.72	10.32
Value at end of period	29.33	21.70	23.40	20.56	18.95	19.70	20.71	14.41	12.62	12.72
Number of accumulation units outstanding at end of period	591	1,006	953	894	1,222	1,143	1,095	972	896	759

INVESTMENT DIVISION (0.55)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER BALANCED
Value at beginning of period	21.84	22.72	19.79	18.34	18.17	16.69	14.56	13.78	13.86	12.63
Value at end of period	25.96	21.84	22.72	19.79	18.34	18.17	16.69	14.56	13.78	13.86
Number of accumulation units outstanding at end of period	247	247	493	520	442	437	704	704	711	700
ALGER MID CAP GROWTH
Value at beginning of period	29.62	32.18	24.93	24.83	25.36	23.61	17.48	15.12	16.58	13.96
Value at end of period	38.37	29.62	32.18	24.93	24.83	25.36	23.61	17.48	15.12	16.58
Number of accumulation units outstanding at end of period	12,237	14,813	14,286	11,492	15,344	15,665	13,503	14,644	15,396	20,974
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	40.70	42.80	37.98	31.96	31.94	28.56	24.04	21.67	21.04	18.68
Value at end of period	50.24	40.70	42.80	37.98	31.96	31.94	28.56	24.04	21.67	21.04
Number of accumulation units outstanding at end of period	16,140	11,056	12,583	11,302	10,363	9,840	10,243	10,066	10,851	8,424

INVESTMENT DIVISION (0.55)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	23.64	24.57	19.65	18.28	17.50	16.15	12.17	10.18	10.79	9.69
Value at end of period	30.02	23.64	24.57	19.65	18.28	17.50	16.15	12.17	10.18	10.79
Number of accumulation units outstanding at end of period	13,956	22,311	16,486	13,451	14,272	12,796	8,739	9,434	9,207	7,776
ARTISAN INTERNATIONAL
Value at beginning of period	16.06	18.11	13.90	15.47	16.18	16.43	13.20	10.58	11.48	10.89
Value at end of period	20.63	16.06	18.11	13.90	15.47	16.18	16.43	13.20	10.58	11.48
Number of accumulation units outstanding at end of period	52,313	41,149	36,844	31,429	39,544	29,579	21,953	27,924	35,231	39,730
CLEARBRIDGE VALUE TRUST
Value at beginning of period	17.45	20.17	17.71	15.85	16.55	14.65	10.66	9.25	9.61	9.01
Value at end of period	22.04	17.45	20.17	17.71	15.85	16.55	14.65	10.66	9.25	9.61
Number of accumulation units outstanding at end of period	114	114	114	56	176	121	121	1,227	1,227	864
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	16.24	18.93	16.84	14.89	15.83	14.24	10.63	9.19	9.68	7.94
Value at end of period	21.16	16.24	18.93	16.84	14.89	15.83	14.24	10.63	9.19	9.68
Number of accumulation units outstanding at end of period	5,921	10,321	11,302	2,848	4,863	5,823	2,114	754	7,714	10,430
DAVIS NEW YORK VENTURE
Value at beginning of period	17.69	20.51	16.93	15.20	14.89	14.10	10.57	9.45	10.01	9.01
Value at end of period	22.96	17.69	20.51	16.93	15.20	14.89	14.10	10.57	9.45	10.01
Number of accumulation units outstanding at end of period	14,879	16,184	16,289	16,671	15,250	16,120	17,033	13,224	13,959	14,967
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	18.38	20.93	18.13	16.65	17.70	16.49	12.74	11.65	12.36	11.05
Value at end of period	22.16	18.38	20.93	18.13	16.65	17.70	16.49	12.74	11.65	12.36
Number of accumulation units outstanding at end of period	7,016	7,174	7,050	6,862	6,932	5,507	4,856	3,295	3,234	6,380
FIDELITY VIP CONTRAFUND
Value at beginning of period	41.72	44.81	36.97	34.42	34.37	30.88	23.65	20.42	21.07	18.07
Value at end of period	54.59	41.72	44.81	36.97	34.42	34.37	30.88	23.65	20.42	21.07

INVESTMENT DIVISION (0.55)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	34,997	40,925	40,841	37,968	43,427	32,075	24,962	31,400	33,700	30,634
FIDELITY VIP GROWTH
Value at beginning of period	45.30	45.63	33.95	33.87	31.78	28.71	21.17	18.56	18.63	15.08
Value at end of period	60.51	45.30	45.63	33.95	33.87	31.78	28.71	21.17	18.56	18.63
Number of accumulation units outstanding at end of period	70,588	78,934	76,501	78,890	88,414	92,276	91,595	102,614	106,465	119,104
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	9.63	10.80	10.00
Value at end of period	12.07	9.63	10.80
Number of accumulation units outstanding at end of period	165,117	201,376	194,618
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	60.07	70.57	61.70	54.88	58.76	54.81	37.35	31.24	33.73	28.37
Value at end of period	74.27	60.07	70.57	61.70	54.88	58.76	54.81	37.35	31.24	33.73
Number of accumulation units outstanding at end of period	22,318	24,650	28,331	30,541	32,444	27,410	36,017	27,263	29,303	27,831
GREAT-WEST BOND INDEX
Value at beginning of period	20.65	20.85	20.34	20.06	20.12	19.13	19.73	19.10	17.91	16.91
Value at end of period	22.19	20.65	20.85	20.34	20.06	20.12	19.13	19.73	19.10	17.91
Number of accumulation units outstanding at end of period	21,873	20,077	21,345	22,536	29,717	10,673	11,843	15,052	18,594	31,222
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.86	10.24	10.00
Value at end of period	10.94	9.86	10.24
Number of accumulation units outstanding at end of period	45,412	43,335	26,719
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	13.61	13.50	13.52	13.59	13.67	13.74	13.82	13.90	13.97	14.05
Value at end of period	12.78	13.61	13.50	13.52	13.59	13.67	13.74	13.82	13.90	13.97
Number of accumulation units outstanding at end of period	171,382	184,845	191,487	187,759	197,686	209,384	220,314	251,994	242,534	333,142
GREAT-WEST INTERNATIONAL VALUE

INVESTMENT DIVISION (0.55)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	26.35	31.39	24.96	24.16	22.82	22.72	17.85	15.31	15.69	14.45
Value at end of period	31.99	26.35	31.39	24.96	24.16	22.82	22.72	17.85	15.31	15.69
Number of accumulation units outstanding at end of period	42,830	51,815	49,374	55,059	50,158	41,914	42,821	42,602	44,288	51,669
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	125,209
GREAT-WEST LIFETIME 2015
Value at beginning of period	19.13	20.13	18.21	16.24	16.52	15.66	14.45	12.98	12.86	11.59
Value at end of period	21.91	19.13	20.13	18.21	16.24	16.52	15.66	14.45	12.98	12.86
Number of accumulation units outstanding at end of period	3,575	2,756	8,854	6,764	8,023	7,976	9,214	8,839	1,862	2,750
GREAT-WEST LIFETIME 2025
Value at beginning of period	21.46	22.90	20.17	17.67	18.02	17.06	14.97	13.22	13.42	11.92
Value at end of period	25.19	21.46	22.90	20.17	17.67	18.02	17.06	14.97	13.22	13.42
Number of accumulation units outstanding at end of period	18,748	15,258	11,003	15,288	17,091	12,565	2,265	2,233	2,373	4
GREAT-WEST LIFETIME 2035
Value at beginning of period	23.10	25.21	21.42	19.09	19.51	18.46	15.37	13.34	13.86	12.16
Value at end of period	28.07	23.10	25.21	21.42	19.09	19.51	18.46	15.37	13.34	13.86
Number of accumulation units outstanding at end of period	21,274	17,623	18,607	25,288	25,516	11,268	3,108	2,548	423	4
GREAT-WEST LIFETIME 2045
Value at beginning of period	23.01	25.53	21.31	19.33	19.82	18.82	15.45	13.34	13.99	12.23
Value at end of period	28.51	23.01	25.53	21.31	19.33	19.82	18.82	15.45	13.34	13.99
Number of accumulation units outstanding at end of period	21,854	18,396	20,124	12,939	12,960	6,132	4,377	2,621	378	266
GREAT-WEST LIFETIME 2055
Value at beginning of period	22.67	25.26	21.03	19.14	19.67	18.80	15.44	13.32	14.03	12.27
Value at end of period	28.12	22.67	25.26	21.03	19.14	19.67	18.80	15.44	13.32	14.03
Number of accumulation units outstanding at end of period	13,782	10,802	9,359	6,997	5,928	2,015	1,185	363	87	-

INVESTMENT DIVISION (0.55)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	42.70	51.23	46.95	37.51	39.08	37.47	27.93	24.23	24.87	20.17
Value at end of period	52.94	42.70	51.23	46.95	37.51	39.08	37.47	27.93	24.23	24.87
Number of accumulation units outstanding at end of period	5,525	6,085	6,156	7,660	9,691	7,549	8,580	8,331	9,544	8,904
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.77	10.49	10.00
Value at end of period	11.42	9.77	10.49
Number of accumulation units outstanding at end of period	223,008	246,011	245,305
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.72	10.58	10.00
Value at end of period	11.64	9.72	10.58
Number of accumulation units outstanding at end of period	296,989	294,526	333,075
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.82	10.36	10.00
Value at end of period	11.18	9.82	10.36
Number of accumulation units outstanding at end of period	52,640	48,244	47,052
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	41.18	42.73	40.43	36.50	39.28	38.17	35.53	30.79	29.64	26.43
Value at end of period	45.76	41.18	42.73	40.43	36.50	39.28	38.17	35.53	30.79	29.64
Number of accumulation units outstanding at end of period	9,582	9,433	9,711	9,295	11,563	19,249	18,691	36,828	33,373	20,361
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.33	10.92	10.00
Value at end of period	13.44	10.33	10.92
Number of accumulation units outstanding at end of period	624,247	673,443	724,154
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	55.64	61.48	54.83	43.84	45.23	43.24	30.92	26.85	26.90	21.52

INVESTMENT DIVISION (0.55)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	67.67	55.64	61.48	54.83	43.84	45.23	43.24	30.92	26.85	26.90
Number of accumulation units outstanding at end of period	26,332	27,745	28,255	30,665	18,607	15,852	16,066	16,485	18,390	19,332
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	70.04	72.10	58.26	55.17	52.08	46.43	34.24	30.29	30.98	24.42
Value at end of period	91.44	70.04	72.10	58.26	55.17	52.08	46.43	34.24	30.29	30.98
Number of accumulation units outstanding at end of period	18,467	19,413	20,495	21,900	25,830	17,866	14,341	22,409	24,083	21,303
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	22.54	22.56	22.19	22.04	21.99	20.97	21.52	20.96	19.94	18.99
Value at end of period	23.79	22.54	22.56	22.19	22.04	21.99	20.97	21.52	20.96	19.94
Number of accumulation units outstanding at end of period	20,462	15,178	15,187	20,891	16,855	16,624	21,502	31,324	33,858	34,736
INVESCO AMERICAN FRANCHISE
Value at beginning of period	13.90	14.53	11.49	11.33	10.85	10.08	7.25	6.44	6.95	5.97
Value at end of period	18.87	13.90	14.53	11.49	11.33	10.85	10.08	7.25	6.44	6.95
Number of accumulation units outstanding at end of period	3,446	3,453	4,384	4,389	4,394	4,332	4,360	4,360	6,427	6,487
INVESCO AMERICAN VALUE
Value at beginning of period	16.82	19.46	17.92	15.61	17.29	15.92	11.97	10.32	10.33	8.55
Value at end of period	20.80	16.82	19.46	17.92	15.61	17.29	15.92	11.97	10.32	10.33
Number of accumulation units outstanding at end of period	2,868	4,251	2,389	2,033	4,528	4,768	2,672	5,919	3,179	11,009
INVESCO COMSTOCK
Value at beginning of period	18.75	21.55	18.44	15.77	16.90	15.61	11.64	9.87	10.15	8.85
Value at end of period	23.32	18.75	21.55	18.44	15.77	16.90	15.61	11.64	9.87	10.15
Number of accumulation units outstanding at end of period	6,718	7,726	8,253	7,550	12,215	7,057	6,451	402	1,341	1,172
INVESCO MID CAP GROWTH
Value at beginning of period	13.52	14.43	11.88	11.89	11.81	11.00	8.04	7.16	7.53	6.14
Value at end of period	18.03	13.52	14.43	11.88	11.89	11.81	11.00	8.04	7.16	7.53
Number of accumulation units outstanding at end of period	1,303	1,325	1,657	2,403	1,859	1,610	1,549	1,572	1,293	1,411

INVESTMENT DIVISION (0.55)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	21.57	23.07	18.33	18.88	18.39	16.07	12.50	11.06	11.30	10.41
Value at end of period	29.19	21.57	23.07	18.33	18.88	18.39	16.07	12.50	11.06	11.30
Number of accumulation units outstanding at end of period	3,224	3,921	4,400	4,440	7,171	4,453	2,722	5,234	6,180	3,323
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	26.24	30.53	22.53	22.62	21.89	21.57	17.10	14.24	15.69	13.63
Value at end of period	34.34	26.24	30.53	22.53	22.62	21.89	21.57	17.10	14.24	15.69
Number of accumulation units outstanding at end of period	25,493	2,741	26,735	22,656	23,577	25,221	24,872	32,511	34,833	33,106
INVESCO SMALL CAP GROWTH
Value at beginning of period	31.80	35.14	28.29	25.55	26.18	24.45	17.57	14.93	15.20	12.10
Value at end of period	39.30	31.80	35.14	28.29	25.55	26.18	24.45	17.57	14.93	15.20
Number of accumulation units outstanding at end of period	705	706	706	975	975	1,314	1,314	1,314	1,334	696
JANUS HENDERSON FORTY
Value at beginning of period	11.35	11.26	10.00
Value at end of period	15.42	11.35	11.26
Number of accumulation units outstanding at end of period	14,431	11,187	12,308
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	10.71	11.57	9.18	9.06	9.32	8.74	6.89	5.78	6.75	5.87
Value at end of period	13.71	10.71	11.57	9.18	9.06	9.32	8.74	6.89	5.78	6.75
Number of accumulation units outstanding at end of period	2,495	2,503	2,513	2,521	2,531	2,541	2,495	2,692	3,514	3,069
JENSEN QUALITY GROWTH
Value at beginning of period	27.89	27.54	22.55	20.31	20.19	18.23	13.91	12.35	12.56	11.32
Value at end of period	35.65	27.89	27.54	22.55	20.31	20.19	18.23	13.91	12.35	12.56
Number of accumulation units outstanding at end of period	34	34	34	427	761	761	132	132	142	346
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	23.04	26.28	23.99	20.72	21.46	19.77	14.61	13.39	14.05	11.34
Value at end of period	28.15	23.04	26.28	23.99	20.72	21.46	19.77	14.61	13.39	14.05

INVESTMENT DIVISION (0.55)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	977	1,136	1,887	2,675	2,530	731	637	2,632	2,014	1,258
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	17.21	20.74	18.08	15.71	16.47	15.61	11.42	10.22	10.60	8.59
Value at end of period	20.08	17.21	20.74	18.08	15.71	16.47	15.61	11.42	10.22	10.60
Number of accumulation units outstanding at end of period	136	136	136	136	136	136	167	1,027	1,164	273
MFS GROWTH
Value at beginning of period	27.29	26.82	20.66	20.32	19.08	17.67	13.04	11.20	11.34	10.09
Value at end of period	37.28	27.29	26.82	20.66	20.32	19.08	17.67	13.04	11.20	11.34
Number of accumulation units outstanding at end of period	146	146	146	146	146	143	143	143	143	143
PIMCO TOTAL RETURN
Value at beginning of period	20.25	20.47	19.62	19.28	19.30	18.58	19.10	17.44	16.88	15.63
Value at end of period	21.75	20.25	20.47	19.62	19.28	19.30	18.58	19.10	17.44	16.88
Number of accumulation units outstanding at end of period	35,098	38,002	36,020	37,548	37,552	34,673	35,362	54,195	64,848	67,122
PIONEER EQUITY INCOME VCT
Value at beginning of period	28.92	31.88	27.83	23.41	23.49	20.94	16.35	14.95	14.21	11.98
Value at end of period	36.02	28.92	31.88	27.83	23.41	23.49	20.94	16.35	14.95	14.21
Number of accumulation units outstanding at end of period	1,487	2,182	1,721	8,335	1,593	2,343	1,169	1,848	1,996	3,188
PUTNAM HIGH YIELD
Value at beginning of period	16.69	17.48	16.52	14.45	15.39	15.21	14.37	12.58	12.29	10.94
Value at end of period	18.90	19.69	17.48	16.52	14.45	15.39	15.21	14.37	12.58	12.29
Number of accumulation units outstanding at end of period	11,891	9,099	8,704	2,837	2,967	1,900	925	6,262	4,935	3,984
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.32	12.47	9.34	9.69	9.56	11.13	9.06	7.47	9.57	8.12
Value at end of period	12.89	10.32	12.47	9.34	9.69	9.56	11.13	9.06	7.47	9.57
Number of accumulation units outstanding at end of period	1,714	1,417	8,960	5,149	4,125	4,441	3,722	3,430	11,666	11,746
ROYCE TOTAL RETURN
Value at beginning of period	17.13	19.75	17.52	14.05	15.28	15.21	11.57	10.20	10.46	8.55
Value at end of period	20.97	17.13	19.75	17.52	14.05	15.28	15.21	11.57	10.20	10.46

INVESTMENT DIVISION (0.55)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	6,243	7,719	9,144	8,166	8,958	7,225	8,288	9,230	8,384	12,930
VICTORY RS SELECT GROWTH
Value at beginning of period	27.58	29.90	25.67	24.16	24.39	24.24	17.69	15.00	14.32	10.95
Value at end of period	36.29	27.58	29.90	25.67	24.16	24.39	24.24	17.69	15.00	14.32
Number of accumulation units outstanding at end of period	144	144	144	319	319	309	-	-	-	79
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	14.91	16.47	12.10	12.06	12.12	11.14	7.51	6.58	6.77	5.33
Value at end of period	20.45	14.91	16.47	12.10	12.06	12.12	11.14	7.51	6.58	6.77
Number of accumulation units outstanding at end of period	2,741	2,742	2,742	2,977	2,977	2,965	2,950	2,950	2,950	4,559
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	22.00	23.70	20.80	19.15	19.89	20.89	14.52	12.70	12.79	10.37
Value at end of period	29.77	22.00	23.70	20.80	19.15	19.89	20.89	14.52	12.70	12.79
Number of accumulation units outstanding at end of period	10,086	9,899	9,120	10,300	12,772	13,096	16,876	16,455	24,662	13,540

INVESTMENT DIVISION (0.45)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER BALANCED
Value at beginning of period	18.18	18.89	16.44	15.22	15.07	13.83	12.05	11.40	11.44	10.42
Value at end of period	21.63	18.18	18.89	16.44	15.22	15.07	13.83	12.05	11.40	11.44
Number of accumulation units outstanding at end of period	1,562	1,741	2,709	2,182	1,671	934	934	2,673	3,322	4,787
ALGER MID CAP GROWTH
Value at beginning of period	19.64	21.32	16.50	16.42	16.75	15.58	11.52	9.96	10.91	9.18
Value at end of period	25.47	19.64	21.32	16.50	16.42	16.75	15.58	11.52	9.96	10.91
Number of accumulation units outstanding at end of period	6,696	10,494	20,217	22,024	21,195	1,068	2,776	2,764	29,111	30,149
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	23.60	24.80	21.98	18.48	18.45	16.48	13.86	12.48	12.11	10.73
Value at end of period	29.16	23.60	24.80	21.98	18.48	18.45	16.48	13.86	12.48	12.11
Number of accumulation units outstanding at end of period	18,166	5,860	8,236	11,552	6,899	28,606	28,829	27,390	37,370	36,321

INVESTMENT DIVISION (0.45)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	23.94	24.85	19.86	18.45	17.65	16.27	12.25	10.24	10.84	9.73
Value at end of period	30.43	23.94	24.85	19.86	18.45	17.65	16.27	12.25	10.24	10.84
Number of accumulation units outstanding at end of period	21,818	47,677	71,757	50,848	55,988	95,082	33,838	17,934	19,043	16,540
ARTISAN INTERNATIONAL
Value at beginning of period	17.55	19.78	15.17	16.87	17.62	17.87	14.34	11.49	12.45	11.80
Value at end of period	22.58	17.55	19.78	15.17	16.87	17.62	17.87	14.34	11.49	12.45
Number of accumulation units outstanding at end of period	22,084	14,332	11,859	11,411	13,209	58,773	41,938	42,146	34,893	36,350
CLEARBRIDGE VALUE TRUST
Value at beginning of period	13.16	15.19	13.33	11.91	12.42	10.99	7.99	6.92	7.19	6.73
Value at end of period	16.63	13.16	15.19	13.33	11.91	12.42	10.99	7.99	6.92	7.19
Number of accumulation units outstanding at end of period	1,026	1,237	1,654	3,454	3,903	3,723	1,690	1,690	2,550	3,043
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	16.41	19.11	16.98	15.00	15.93	14.32	10.68	9.22	9.71	7.95
Value at end of period	21.41	16.41	19.11	16.98	15.00	15.93	14.32	10.68	9.22	9.71
Number of accumulation units outstanding at end of period	43,986	45,919	37,974	37,773	31,539	39,280	2,301	-	23,467	7,342
DAVIS NEW YORK VENTURE
Value at beginning of period	17.91	20.74	17.10	15.35	15.02	14.20	10.63	9.51	10.06	9.04
Value at end of period	23.27	17.91	20.74	17.10	15.35	15.02	14.20	10.63	9.51	10.06
Number of accumulation units outstanding at end of period	7,856	15,790	36,531	25,292	11,649	5,325	3,094	2,956	7,247	7,097
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	17.39	19.78	17.12	15.71	16.68	15.53	11.98	10.95	11.61	10.36
Value at end of period	20.99	17.39	19.78	17.12	15.71	16.68	15.53	11.98	10.95	11.61
Number of accumulation units outstanding at end of period	9,807	6,043	6,127	5,884	3,526	12,017	10,059	5,192	2,546	4,682
FIDELITY VIP CONTRAFUND
Value at beginning of period	24.77	26.58	21.91	20.37	20.33	18.24	13.96	12.04	12.41	10.64
Value at end of period	32.45	24.77	26.58	21.91	20.37	20.33	18.24	13.96	12.04	12.41

INVESTMENT DIVISION (0.45)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	39,456	86,945	79,520	82,893	85,777	83,623	58,675	37,435	52,029	52,376
FIDELITY VIP GROWTH
Value at beginning of period	28.26	28.44	21.14	21.07	19.74	17.82	13.13	11.50	11.53	9.33
Value at end of period	37.79	28.26	28.44	21.14	21.07	19.74	17.82	13.13	11.50	11.53
Number of accumulation units outstanding at end of period	154,809	129,104	133,593	131,785	135,703	99,082	91,950	82,475	89,838	98,034
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	9.64	10.81	10.00
Value at end of period	12.10	9.64	10.81
Number of accumulation units outstanding at end of period	191,890	192,073	196,993
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	22.70	26.64	23.27	20.67	22.12	20.61	14.03	11.72	12.64	10.62
Value at end of period	28.09	22.70	26.64	23.27	20.67	22.12	20.61	14.03	11.72	12.64
Number of accumulation units outstanding at end of period	8,082	11,274	26,145	33,260	34,348	51,804	76,617	23,751	28,870	26,069
GREAT-WEST BOND INDEX
Value at beginning of period	15.12	15.25	14.86	14.65	14.68	13.94	14.37	13.89	13.01	12.27
Value at end of period	16.27	15.12	15.25	14.86	14.65	14.68	13.94	14.37	13.89	13.01
Number of accumulation units outstanding at end of period	184,870	169,370	128,914	114,421	92,837	114,881	40,717	22,065	22,829	23,529
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.87	10.24	10.00
Value at end of period	10.96	9.87	10.24
Number of accumulation units outstanding at end of period	24,783	20,976	19,770
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.81	10.71	10.71	10.76	10.81	10.86	10.91	10.96	11.01	11.06
Value at end of period	10.95	10.81	10.71	10.71	10.76	10.81	10.86	10.91	10.96	11.01
Number of accumulation units outstanding at end of period	74,718	88,403	91,208	101,818	107,307	116,471	39,266	32,448	29,156	26,764
GREAT-WEST INTERNATIONAL VALUE

INVESTMENT DIVISION (0.45)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	16.94	20.16	16.01	15.49	14.61	14.53	11.41	9.78	10.01	9.21
Value at end of period	20.59	16.94	20.16	16.01	15.49	14.61	14.53	11.41	9.78	10.01
Number of accumulation units outstanding at end of period	145,282	150,202	144,322	148,840	125,875	91,701	72,894	38,960	38,318	40,918
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.68
Number of accumulation units outstanding at end of period	293,710
GREAT-WEST LIFETIME 2015
Value at beginning of period	19.32	20.30	18.35	16.34	16.61	15.73	14.50	13.02	12.89	11.60
Value at end of period	22.15	19.32	20.30	18.35	16.34	16.61	15.73	14.50	13.02	12.89
Number of accumulation units outstanding at end of period	5,943	4,940	5,995	5,428	3,736	15,219	13,747	12,854	17,279	7,801
GREAT-WEST LIFETIME 2025
Value at beginning of period	21.67	23.10	20.32	17.79	18.12	17.14	15.03	13.25	13.45	11.93
Value at end of period	25.46	21.67	23.10	20.32	17.79	18.12	17.14	15.03	13.25	13.45
Number of accumulation units outstanding at end of period	49,453	37,145	30,854	33,110	16,175	10,652	5,809	2,734	8,500	5,691
GREAT-WEST LIFETIME 2035
Value at beginning of period	23.33	25.43	21.58	19.21	19.62	18.54	15.43	13.38	13.88	12.17
Value at end of period	28.37	23.33	25.43	21.58	19.21	19.62	18.54	15.43	13.38	13.88
Number of accumulation units outstanding at end of period	49,259	42,742	30,249	19,083	9,829	12,538	7,839	2,124	6,876	235
GREAT-WEST LIFETIME 2045
Value at beginning of period	23.23	25.75	21.48	19.46	19.93	18.91	15.50	13.38	14.02	12.24
Value at end of period	28.81	23.23	25.75	21.48	19.46	19.93	18.91	15.50	13.38	14.02
Number of accumulation units outstanding at end of period	23,421	15,222	12,021	8,079	5,622	6,407	4,640	2,828	4,369	8
GREAT-WEST LIFETIME 2055
Value at beginning of period	22.89	25.48	21.19	19.27	19.78	18.88	15.50	13.35	14.05	12.28
Value at end of period	28.42	22.89	25.48	21.19	19.27	19.78	18.88	15.50	13.35	14.05
Number of accumulation units outstanding at end of period	19,107	14,492	10,620	8,139	14,907	12,297	920	270	101	-

INVESTMENT DIVISION (0.45)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	22.40	26.84	24.57	19.62	20.41	19.55	14.56	12.62	12.94	10.48
Value at end of period	27.79	22.40	26.84	24.57	19.62	20.41	19.55	14.56	12.62	12.94
Number of accumulation units outstanding at end of period	1,106	1,196	2,516	3,133	2,785	16,131	15,645	11,895	19,279	19,338
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.79	10.49	10.00
Value at end of period	11.45	9.79	10.49
Number of accumulation units outstanding at end of period	524,547	492,484	526,064
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.74	10.59	10.00
Value at end of period	11.67	9.74	10.59
Number of accumulation units outstanding at end of period	410,324	425,245	426,893
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.83	10.37	10.00
Value at end of period	11.21	9.83	10.37
Number of accumulation units outstanding at end of period	41,321	39,219	46,490
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	20.10	20.84	19.70	17.76	19.09	18.54	17.24	14.92	14.35	12.79
Value at end of period	22.36	20.10	20.84	19.70	17.76	19.09	18.54	17.24	14.92	14.35
Number of accumulation units outstanding at end of period	33,680	31,793	42,366	43,661	46,982	66,820	38,929	28,670	35,142	30,807
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.34	10.92	10.00
Value at end of period	13.47	10.34	10.92
Number of accumulation units outstanding at end of period	289,632	338,943	358,355
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	25.18	27.79	24.76	19.78	20.39	19.47	13.91	12.06	12.08	9.65

INVESTMENT DIVISION (0.45)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	30.65	25.18	27.79	24.76	19.78	20.39	19.47	13.91	12.06	12.08
Number of accumulation units outstanding at end of period	26,082	31,593	39,010	32,660	11,845	33,618	34,282	31,097	28,380	29,029
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	32.28	33.20	26.80	25.36	23.91	21.30	15.69	13.86	14.17	11.16
Value at end of period	42.19	32.28	33.20	26.80	25.36	23.91	21.30	15.69	13.86	14.17
Number of accumulation units outstanding at end of period	18,230	16,992	19,749	22,100	26,700	36,630	47,427	43,936	34,063	43,001
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	14.76	14.76	14.51	14.40	14.35	13.67	14.01	13.64	12.96	12.33
Value at end of period	15.60	14.76	14.76	14.51	14.40	14.35	13.67	14.01	13.64	12.96
Number of accumulation units outstanding at end of period	18,746	10,452	11,378	8,088	4,502	15,571	30,722	30,945	28,893	27,612
INVESCO AMERICAN FRANCHISE
Value at beginning of period	22.85	23.86	18.85	18.57	17.77	16.48	11.85	10.52	11.34	9.73
Value at end of period	31.06	22.85	23.86	18.85	18.57	17.77	16.48	11.85	10.52	11.34
Number of accumulation units outstanding at end of period	574	567	543	558	501	48	48	48	48	48
INVESCO AMERICAN VALUE
Value at beginning of period	17.00	19.64	18.07	15.73	17.40	16.01	12.03	10.35	10.36	8.56
Value at end of period	21.04	17.00	19.64	18.07	15.73	17.40	16.01	12.03	10.35	10.36
Number of accumulation units outstanding at end of period	2,710	6,886	4,778	7,026	22,093	41,385	13,183	24,209	8,513	8,326
INVESCO COMSTOCK
Value at beginning of period	18.99	21.80	18.63	15.92	17.05	15.73	11.71	9.93	10.19	8.88
Value at end of period	23.63	18.99	21.80	18.63	15.92	17.05	15.73	11.71	9.93	10.19
Number of accumulation units outstanding at end of period	4,291	3,953	4,550	17,114	45,345	77,040	14,072	4,477	3,352	2,164
INVESCO MID CAP GROWTH
Value at beginning of period	22.22	23.70	19.48	19.47	19.33	17.99	13.14	11.69	12.28	9.99
Value at end of period	29.66	22.22	23.70	19.48	19.47	19.33	17.99	13.14	11.69	12.28
Number of accumulation units outstanding at end of period	434	365	365	1,072	712	347	347	668	2,561	2,585

INVESTMENT DIVISION (0.45)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	20.25	21.63	17.17	17.66	17.19	15.01	11.66	10.30	10.52	9.68
Value at end of period	27.43	20.25	21.63	17.17	17.66	17.19	15.01	11.66	10.30	10.52
Number of accumulation units outstanding at end of period	4,915	6,730	15,382	11,702	14,909	11,515	6,520	5,154	8,091	7,088
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	20.49	23.81	17.55	17.61	17.02	16.75	13.27	11.04	12.15	10.55
Value at end of period	26.84	20.49	23.81	17.55	17.61	17.02	16.75	13.27	11.04	12.15
Number of accumulation units outstanding at end of period	22,199	31,202	33,008	20,053	18,629	48,539	71,867	53,266	61,042	44,979
INVESCO SMALL CAP GROWTH
Value at beginning of period	27.97	30.88	24.83	22.41	22.93	21.40	15.36	13.04	13.27	10.55
Value at end of period	34.61	27.97	30.88	24.83	22.41	22.93	21.40	15.36	13.04	13.27
Number of accumulation units outstanding at end of period	836	1,143	2,504	3,714	4,336	7,238	5,220	286	286	286
JANUS HENDERSON FORTY
Value at beginning of period	11.36	11.27	10.00
Value at end of period	15.46	11.36	11.27
Number of accumulation units outstanding at end of period	5,033	2,100	2,401
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	18.21	19.67	15.59	15.36	15.80	14.80	11.65	9.77	11.39	9.90
Value at end of period	23.35	18.21	19.67	15.59	15.36	15.80	14.80	11.65	9.77	11.39
Number of accumulation units outstanding at end of period	265	1,300	1,300	1,300	1,300	265	341	678	920	920
JENSEN QUALITY GROWTH
Value at beginning of period	27.32	26.95	22.05	19.85	19.70	17.78	13.55	12.01	12.21	11.00
Value at end of period	34.96	27.32	26.95	22.05	19.85	19.70	17.78	13.55	12.01	12.21
Number of accumulation units outstanding at end of period	92	680	682	682	931	1,961	3,416	4,369	2,602	2,602
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	23.25	26.50	24.17	20.86	21.57	19.86	14.66	13.42	14.07	11.35
Value at end of period	28.44	23.25	26.50	24.17	20.86	21.57	19.86	14.66	13.42	14.07

INVESTMENT DIVISION (0.45)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	4,949	9,685	22,417	19,115	15,302	19,962	1,618	953	226	552
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	17.43	20.97	18.27	15.86	16.61	15.72	11.50	10.28	10.64	8.62
Value at end of period	20.36	17.43	20.97	18.27	15.86	16.61	15.72	11.50	10.28	10.64
Number of accumulation units outstanding at end of period	38	43	248	248	250	289	74	704	761	964
MFS GROWTH
Value at beginning of period	26.12	25.64	19.73	19.38	18.18	16.83	12.40	10.64	10.76	9.57
Value at end of period	35.71	26.12	25.64	19.73	19.38	18.18	16.83	12.40	10.64	10.76
Number of accumulation units outstanding at end of period	-	-	47	47	47	47	-	-	-	-
PIMCO TOTAL RETURN
Value at beginning of period	17.14	17.31	16.58	16.27	16.27	15.65	16.07	14.66	14.17	13.11
Value at end of period	18.43	17.14	17.31	16.58	16.27	16.27	15.65	16.07	14.66	14.17
Number of accumulation units outstanding at end of period	70,985	27,791	42,200	28,053	34,594	49,579	38,840	29,903	27,063	25,285
PIONEER EQUITY INCOME VCT
Value at beginning of period	23.38	25.74	22.45	18.87	18.91	16.85	13.13	12.00	11.39	9.60
Value at end of period	29.15	23.38	25.74	22.45	18.87	18.91	16.85	13.13	12.00	11.39
Number of accumulation units outstanding at end of period	2,039	2,127	1,602	4,532	1,371	11,130	7,586	3,825	4,570	6,448
PUTNAM HIGH YIELD
Value at beginning of period	16.87	17.65	16.67	14.56	15.49	15.30	14.44	12.62	12.31	10.96
Value at end of period	19.12	16.87	17.65	16.67	14.56	15.49	15.30	14.44	12.62	12.31
Number of accumulation units outstanding at end of period	16,482	20,722	17,274	18,912	17,818	22,587	5,618	501	427	59
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.43	12.59	9.42	9.77	9.62	11.19	9.10	7.50	9.59	8.14
Value at end of period	13.04	10.43	12.59	9.42	9.77	9.62	11.19	9.10	7.50	9.59
Number of accumulation units outstanding at end of period	38,490	38,386	57,445	49,531	63,303	97,374	891	9,774	15,186	5,808
ROYCE TOTAL RETURN
Value at beginning of period	17.32	19.94	17.68	14.16	15.38	15.30	11.62	10.23	10.49	8.56
Value at end of period	21.22	17.32	19.94	17.68	14.16	15.38	15.30	11.62	10.23	10.49

INVESTMENT DIVISION (0.45)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	2,631	4,332	4,310	9,922	15,311	21,941	12,525	1,073	2,022	1,707
VICTORY RS SELECT GROWTH
Value at beginning of period	24.46	26.49	22.73	21.36	21.54	21.39	15.60	13.21	12.60	9.62
Value at end of period	32.22	24.46	26.49	22.73	21.36	21.54	21.39	15.60	13.21	12.60
Number of accumulation units outstanding at end of period	88	88	88	88	254	3,485	5,141	3,741	2,123	1,368
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	28.32	31.25	22.94	22.84	22.92	21.05	14.17	12.41	12.76	10.04
Value at end of period	38.88	28.32	31.25	22.94	22.84	22.92	21.05	14.17	12.41	12.76
Number of accumulation units outstanding at end of period	412	412	412	412	412	44	541	663	663	663
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	19.33	20.80	18.24	16.78	17.41	18.27	12.69	11.08	11.15	9.03
Value at end of period	26.18	19.33	20.80	18.24	16.78	17.41	18.27	12.69	11.08	11.15
Number of accumulation units outstanding at end of period	69,601	50,325	51,818	52,597	59,664	51,648	25,964	19,805	23,785	24,724

INVESTMENT DIVISION (0.40)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER MID CAP GROWTH
Value at beginning of period	15.56	16.88	13.06	12.98	10.00
Value at end of period	20.19	15.56	16.88	13.06	12.98
Number of accumulation units outstanding at end of period	-	-	-	-	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	15.51	16.28	14.42	12.12	10.00
Value at end of period	19.17	15.51	16.28	14.42	12.12
Number of accumulation units outstanding at end of period	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	18.00	18.68	14.92	13.86	13.25	12.21	10.00
Value at end of period	22.90	18.00	18.68	14.92	13.86	13.25	12.21

INVESTMENT DIVISION (0.40)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	147
ARTISAN INTERNATIONAL
Value at beginning of period	11.47	12.92	9.90	11.00	11.49	11.65	10.00
Value at end of period	14.76	11.47	12.92	9.90	11.00	11.49	11.65
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	192
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	13.96	16.25	14.43	12.74	13.53	12.15	10.00
Value at end of period	18.22	13.96	16.25	14.43	12.74	13.53	12.15
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	202
DAVIS NEW YORK VENTURE
Value at beginning of period	15.21	17.60	14.51	13.01	10.00
Value at end of period	19.77	15.21	17.60	14.51	13.01
Number of accumulation units outstanding at end of period	-	-	-	-	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	13.32	15.14	13.10	12.01	10.00
Value at end of period	16.08	13.32	15.14	13.10	12.01
Number of accumulation units outstanding at end of period	-	-	-	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	16.38	17.57	14.47	13.45	10.00
Value at end of period	21.47	16.38	17.57	14.47	13.45
Number of accumulation units outstanding at end of period	-	-	-	-	-
FIDELITY VIP GROWTH
Value at beginning of period	20.06	20.18	14.99	14.93	13.99	12.62	10.00
Value at end of period	26.84	20.06	20.18	14.99	14.93	13.99	12.62
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	1
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	9.65	10.81	10.00
Value at end of period	12.12	9.65	10.81

INVESTMENT DIVISION (0.40)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	13.99	16.41	14.33	12.72	13.60	12.67	10.00
Value at end of period	17.32	13.99	16.41	14.33	12.72	13.60	12.67
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	2,569
GREAT-WEST BOND INDEX
Value at beginning of period	10.49	10.58	10.30	10.15	10.16	9.65	10.00
Value at end of period	11.29	10.49	10.58	10.30	10.15	10.16	9.65
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	204
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.88	10.24	10.00
Value at end of period	10.98	9.88	10.24
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	9.95	9.85	9.85	9.89	9.93	9.97	10.00
Value at end of period	10.09	9.95	9.85	9.85	9.89	9.93	9.97
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	3
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	13.38	15.91	12.63	12.21	10.00
Value at end of period	16.27	13.38	15.91	12.63	12.21
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.68
Number of accumulation units outstanding at end of period	-
GREAT-WEST LIFETIME 2015

INVESTMENT DIVISION (0.40)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	10.94	11.50	10.39	10.80	10.00
Value at end of period	12.55	10.94	11.50	10.39	10.80
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	11.17	11.89	10.46	11.20	10.00
Value at end of period	13.13	11.17	11.89	10.46	11.20
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	11.42	12.44	10.55	11.64	10.00
Value at end of period	13.89	11.42	12.44	10.55	11.64
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	11.46	12.70	10.59	11.71	10.00
Value at end of period	14.23	11.46	12.70	10.59	11.71
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	11.44	12.73	10.58	11.62	10.00
Value at end of period	14.21	11.44	12.73	10.58	11.62
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	14.09	16.88	15.44	12.32	10.00
Value at end of period	17.49	14.09	16.88	15.44	12.32
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.79	10.49	10.00
Value at end of period	11.46	9.79	10.49
Number of accumulation units outstanding at end of period	-	-	-

INVESTMENT DIVISION (0.40)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.74	10.59	10.00
Value at end of period	11.68	9.74	10.59
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.84	10.37	10.00
Value at end of period	11.22	9.84	10.37
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	11.15	11.55	10.91	9.84	10.57	10.26	10.00
Value at end of period	12.41	11.15	11.55	10.91	9.84	10.57	10.26
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	5
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.35	10.93	10.00
Value at end of period	13.49	10.35	10.93
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	16.65	18.36	16.35	13.06	13.45	12.84	10.00
Value at end of period	20.26	16.65	18.36	16.35	13.06	13.45	12.84
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	291
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	18.68	19.20	15.49	14.65	10.00
Value at end of period	24.42	18.68	19.20	15.49	14.65
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST U.S. GOVERNMENT SECURITIES

INVESTMENT DIVISION (0.40)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	10.55	10.54	10.36	10.27	10.23	9.74	10.00
Value at end of period	11.15	10.55	10.54	10.36	10.27	10.23	9.74
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	337
INVESCO AMERICAN VALUE
Value at beginning of period	12.80	14.79	13.60	11.83	13.08	12.03	10.00
Value at end of period	15.86	12.80	14.79	13.60	11.83	13.08	12.03
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	94
INVESCO COMSTOCK
Value at beginning of period	14.47	16.61	14.19	12.12	12.97	11.96	10.00
Value at end of period	18.03	14.47	16.61	14.19	12.12	12.97	11.96
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	374
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	16.13	17.23	13.67	14.05	13.67	11.93	10.00
Value at end of period	21.86	16.13	17.23	13.67	14.05	13.67	11.93
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	39
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	14.34	16.65	12.27	12.30	11.89	11.69	10.00
Value at end of period	18.79	14.34	16.65	12.27	12.30	11.89	11.69
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	439
INVESCO SMALL CAP GROWTH
Value at beginning of period	16.62	18.34	14.74	13.30	10.00
Value at end of period	20.58	16.62	18.34	14.74	13.30
Number of accumulation units outstanding at end of period	-	-	-	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	14.23	16.20	14.77	12.74	10.00
Value at end of period	17.41	14.23	16.20	14.77	12.74
Number of accumulation units outstanding at end of period	-	-	-	-	-

INVESTMENT DIVISION (0.40)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	13.82	16.63	14.47	12.56	10.00
Value at end of period	16.15	13.82	16.63	14.47	12.56
Number of accumulation units outstanding at end of period	-	-	-	-	-
PIMCO TOTAL RETURN
Value at beginning of period	10.57	10.67	10.21	10.02	10.01	9.62	10.00
Value at end of period	11.37	10.57	10.67	10.21	10.02	10.01	9.62
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	174
PIONEER EQUITY INCOME VCT
Value at beginning of period	15.79	17.38	15.15	12.72	10.00
Value at end of period	19.69	15.79	17.38	15.15	12.72
Number of accumulation units outstanding at end of period	-	-	-	-	-
PUTNAM HIGH YIELD
Value at beginning of period	11.33	11.85	11.18	9.76	10.00
Value at end of period	12.85	11.33	11.85	11.18	9.76
Number of accumulation units outstanding at end of period	-	-	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.85	13.09	9.79	10.15	9.99	11.61	10.00
Value at end of period	13.57	10.85	13.09	9.79	10.15	9.99	11.61
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	177
ROYCE TOTAL RETURN
Value at beginning of period	13.70	15.77	13.98	11.19	10.00
Value at end of period	16.80	13.70	15.77	13.98	11.19
Number of accumulation units outstanding at end of period	-	-	-	-	-
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	14.30	15.38	13.47	12.39	12.85	13.47	10.00
Value at end of period	19.37	14.30	15.38	13.47	12.39	12.85	13.47
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-

INVESTMENT DIVISION (0.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER BALANCED
Value at beginning of period	21.80	22.61	19.63	18.14	17.92	16.42	14.28	13.47	13.50	12.27
Value at end of period	25.99	21.80	22.61	19.63	18.14	17.92	16.42	14.28	13.47	13.50
Number of accumulation units outstanding at end of period	1,523	1,598	1,647	1,764	1,538	2,230	-	2,024	2,094	4,711
ALGER MID CAP GROWTH
Value at beginning of period	29.12	31.54	24.36	24.19	24.63	22.86	16.87	14.56	15.91	13.36
Value at end of period	37.83	29.12	31.54	24.36	24.19	24.63	22.86	16.87	14.56	15.91
Number of accumulation units outstanding at end of period	162	251	113	1,070	2,765	5,958	1,851	13,703	23,336	25,014
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	30.89	32.39	28.65	24.04	23.95	21.35	17.92	16.11	15.59	13.80
Value at end of period	38.24	30.89	32.39	28.65	24.04	23.95	21.35	17.92	16.11	15.59
Number of accumulation units outstanding at end of period	4,295	17,049	19,366	38,042	32,776	4,042	20,834	31,056	27,074	55,962
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	24.54	25.42	20.27	18.80	17.94	16.51	12.41	10.35	10.94	9.79
Value at end of period	31.26	24.54	25.42	20.27	18.80	17.94	16.51	12.41	10.35	10.94
Number of accumulation units outstanding at end of period	1,313	9,768	18,421	12,882	18,751	25,635	9,452	24,702	30,720	28,852
ARTISAN INTERNATIONAL
Value at beginning of period	26.91	30.26	23.16	25.70	26.79	27.12	21.72	17.37	18.77	17.77
Value at end of period	34.68	26.91	30.26	23.16	25.70	26.79	27.12	21.72	17.37	18.77
Number of accumulation units outstanding at end of period	3,623	26,246	25,808	17,200	24,070	13,623	9,977	50,500	26,310	57,489
CLEARBRIDGE VALUE TRUST
Value at beginning of period	17.50	20.16	17.65	15.74	16.39	14.46	10.50	9.08	9.41	8.79
Value at end of period	22.15	17.50	20.16	17.65	15.74	16.39	14.46	10.50	9.08	9.41
Number of accumulation units outstanding at end of period	-	-	-	956	956	956	-	-	440	2,210
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	16.76	19.48	17.28	15.23	16.14	14.48	10.78	9.29	9.76	7.98
Value at end of period	21.91	16.76	19.48	17.28	15.23	16.14	14.48	10.78	9.29	9.76

INVESTMENT DIVISION (0.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	688	2,686	2,408	478	8,343	15,364	7,558	641	76,251	34,279
DAVIS NEW YORK VENTURE
Value at beginning of period	17.84	20.63	16.98	15.20	14.85	14.41	10.77	9.61	10.15	9.11
Value at end of period	23.23	17.84	20.63	16.98	15.20	14.85	14.41	10.77	9.61	10.15
Number of accumulation units outstanding at end of period	-	-	-	207	-	-	-	6,213	14,469	23,381
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	21.23	24.10	20.82	19.06	20.21	18.77	14.45	13.18	13.94	12.42
Value at end of period	25.68	21.23	24.10	20.82	19.06	20.21	18.77	14.45	13.18	13.94
Number of accumulation units outstanding at end of period	991	2,792	2,628	2,603	2,560	2,208	4,432	9,865	10,110	17,047
FIDELITY VIP CONTRAFUND
Value at beginning of period	37.58	40.25	33.10	30.73	30.60	27.40	20.92	18.02	18.53	15.85
Value at end of period	49.33	37.58	40.25	33.10	30.73	30.60	27.40	20.92	18.02	18.53
Number of accumulation units outstanding at end of period	7,068	24,254	22,876	24,420	25,716	13,719	9,871	40,814	43,780	66,157
FIDELITY VIP GROWTH
Value at beginning of period	34.86	35.01	25.97	25.83	24.16	21.76	16.00	13.99	14.00	11.30
Value at end of period	46.71	34.86	35.01	25.97	25.83	24.16	21.76	16.00	13.99	14.00
Number of accumulation units outstanding at end of period	8,359	19,159	18,780	32,889	35,195	51,248	7,687	32,874	46,327	81,944
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	9.67	10.82	10.00
Value at end of period	12.16	9.67	10.82
Number of accumulation units outstanding at end of period	85,108	112,565	112,072
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	30.38	35.58	31.01	27.50	29.36	27.30	18.55	15.47	16.65	13.96
Value at end of period	37.67	30.38	35.58	31.01	27.50	29.36	27.30	18.55	15.47	16.65
Number of accumulation units outstanding at end of period	7,673	13,496	22,348	33,492	38,767	23,456	11,030	21,709	43,607	67,955
GREAT-WEST BOND INDEX
Value at beginning of period	16.13	16.24	15.80	15.53	15.54	14.73	15.14	14.61	13.66	12.86
Value at end of period	17.39	16.13	16.24	15.80	15.53	15.54	14.73	15.14	14.61	13.66

INVESTMENT DIVISION (0.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	11,704	98,650	70,242	34,122	66,148	60,891	60,140	85,752	111,206	104,214
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.90	10.25	10.00
Value at end of period	11.02	9.90	10.25
Number of accumulation units outstanding at end of period	876	8,439	8,439
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.37	11.25	11.23	11.26	11.28	11.31	11.34	11.37	11.40	11.43
Value at end of period	11.54	11.37	11.25	11.23	11.26	11.28	11.31	11.34	11.37	11.40
Number of accumulation units outstanding at end of period	8,343	8,486	9,582	17,007	7,108	21,655	267	44,619	117,639	67,578
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	27.55	32.72	25.94	25.03	23.57	23.40	18.33	15.68	16.02	14.70
Value at end of period	33.55	27.55	32.72	25.94	25.03	23.57	23.40	18.33	15.68	16.02
Number of accumulation units outstanding at end of period	2,177	28,035	26,511	45,772	43,212	8,212	6,583	9,382	21,497	49,879
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.68
Number of accumulation units outstanding at end of period	15,914
GREAT-WEST LIFETIME 2015
Value at beginning of period	16.69	20.66	18.63	16.56	16.80	15.88	14.61	13.09	12.93	11.62
Value at end of period	22.63	19.69	20.66	18.63	16.56	16.80	15.88	14.61	13.09	12.93
Number of accumulation units outstanding at end of period	450	11,345	10,792	12,395	11,245	593	537	742	1,560	2,095
GREAT-WEST LIFETIME 2025
Value at beginning of period	22.09	23.50	20.64	18.02	18.33	17.30	15.14	13.32	13.49	11.94
Value at end of period	26.01	22.09	23.50	20.64	18.02	18.33	17.30	15.14	13.32	13.49
Number of accumulation units outstanding at end of period	458	8,627	8,625	9,546	8,522	5,791	307	1,971	1,345	14,524
GREAT-WEST LIFETIME 2035

INVESTMENT DIVISION (0.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	23.78	25.88	21.92	19.47	19.85	18.72	15.54	13.45	13.93	12.18
Value at end of period	28.98	23.78	25.88	21.92	19.47	19.85	18.72	15.54	13.45	13.93
Number of accumulation units outstanding at end of period	4,016	19,160	18,317	16,150	5,695	3,290	285	5,070	112	4,113
GREAT-WEST LIFETIME 2045
Value at beginning of period	23.68	26.20	21.81	19.72	20.16	19.09	15.62	13.45	14.06	12.25
Value at end of period	29.43	23.68	26.20	21.81	19.72	20.16	19.09	15.62	13.45	14.06
Number of accumulation units outstanding at end of period	4,751	25,358	22,183	23,987	6,621	3,794	619	3,606	2,815	741
GREAT-WEST LIFETIME 2055
Value at beginning of period	23.34	25.93	21.51	19.53	20.00	19.06	15.61	13.42	14.09	12.29
Value at end of period	29.03	23.34	25.93	21.51	19.53	20.00	19.06	15.61	13.42	14.09
Number of accumulation units outstanding at end of period	1,293	13,003	11,155	15,331	3,836	4,054	7	201	2,378	92
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	34.81	41.64	38.04	30.31	31.47	30.09	22.37	19.34	19.79	16.00
Value at end of period	43.29	34.81	41.64	38.04	30.31	31.47	30.09	22.37	19.34	19.79
Number of accumulation units outstanding at end of period	963	2,059	3,272	3,445	3,528	1,437	2,091	11,485	19,968	26,562
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.81	10.50	10.00
Value at end of period	11.50	9.81	10.50
Number of accumulation units outstanding at end of period	41,935	111,870	115,089
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.77	10.60	10.00
Value at end of period	11.72	9.77	10.60
Number of accumulation units outstanding at end of period	115,006	152,790	181,873
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.86	10.38	10.00
Value at end of period	11.26	9.86	10.38

INVESTMENT DIVISION (0.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	5,573	17,133	18,669
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	25.67	26.56	25.05	22.55	24.19	23.44	21.75	18.79	18.04	16.04
Value at end of period	28.61	25.67	26.56	25.05	22.55	24.19	23.44	21.75	18.79	18.04
Number of accumulation units outstanding at end of period	5,258	9,910	15,422	19,674	13,103	11,487	8,080	14,418	19,310	42,541
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.37	10.93	10.00
Value at end of period	13.54	10.37	10.93
Number of accumulation units outstanding at end of period	42,261	134,870	106,359
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	40.50	44.61	39.67	31.63	32.53	31.00	22.11	19.14	19.12	15.25
Value at end of period	49.40	40.50	44.61	39.67	31.63	32.53	31.00	22.11	19.14	19.12
Number of accumulation units outstanding at end of period	4,110	6,515	10,485	13,179	13,140	11,316	4,688	31,054	23,261	36,535
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	48.80	50.09	40.35	38.10	35.86	31.87	23.43	20.66	21.07	16.56
Value at end of period	63.90	48.80	50.09	40.35	38.10	35.86	31.87	23.43	20.66	21.07
Number of accumulation units outstanding at end of period	5,693	18,061	20,728	27,282	24,336	13,120	11,470	38,363	38,779	75,769
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	16.01	15.97	15.67	15.52	15.43	14.67	15.01	14.58	13.83	13.13
Value at end of period	15.95	16.01	15.97	15.67	15.52	15.43	14.67	15.01	14.58	13.83
Number of accumulation units outstanding at end of period	5,854	15,741	22,195	35,567	16,999	14,047	1,714	59,186	19,807	63,881
INVESCO AMERICAN FRANCHISE
Value at beginning of period	26.61	27.73	21.87	21.49	20.53	19.00	13.63	12.08	13.00	11.13
Value at end of period	36.24	26.61	27.73	21.87	21.49	20.53	19.00	13.63	12.08	13.00
Number of accumulation units outstanding at end of period	98	273	169	204	128	292	-	1,067	1,297	1,433
INVESCO AMERICAN VALUE

INVESTMENT DIVISION (0.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	17.37	20.02	18.39	15.97	17.63	16.19	12.14	10.43	10.42	8.59
Value at end of period	21.54	17.37	20.02	18.39	15.97	17.63	16.19	12.14	10.43	10.42
Number of accumulation units outstanding at end of period	1,420	19,037	9,448	8,751	10,716	8,829	17,485	95,344	34,725	65,359
INVESCO COMSTOCK
Value at beginning of period	19.46	22.30	19.02	16.22	17.33	15.96	11.86	10.03	10.28	8.94
Value at end of period	24.27	19.46	22.30	19.02	16.22	17.33	15.96	11.86	10.03	10.28
Number of accumulation units outstanding at end of period	1,229	4,719	4,887	8,031	12,768	16,540	8,052	13,282	17,807	17,445
INVESCO MID CAP GROWTH
Value at beginning of period	31.98	34.03	27.92	27.86	27.59	25.63	18.68	16.59	17.39	14.12
Value at end of period	42.77	31.98	34.03	27.92	27.86	27.59	25.63	18.68	16.59	17.39
Number of accumulation units outstanding at end of period	-	-	-	-	-	38	-	2,094	2,708	5,733
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	25.12	26.78	21.22	21.78	21.15	18.43	14.30	12.61	12.84	11.79
Value at end of period	34.09	25.12	26.78	21.22	21.78	21.15	18.43	14.30	12.61	12.84
Number of accumulation units outstanding at end of period	95	95	495	601	739	2,750	3,484	2,722	9,130	17,317
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	27.41	31.78	23.39	23.41	22.59	22.19	17.54	14.57	15.99	13.86
Value at end of period	35.97	27.41	31.78	23.39	23.41	22.59	22.19	17.54	14.57	15.99
Number of accumulation units outstanding at end of period	4,412	32,142	35,123	28,737	30,390	24,900	23,637	81,110	142,288	151,388
INVESCO SMALL CAP GROWTH
Value at beginning of period	38.67	42.61	34.20	30.80	31.46	29.29	20.99	17.78	18.05	14.33
Value at end of period	47.95	38.67	42.61	34.20	30.80	31.46	29.29	20.99	17.78	18.05
Number of accumulation units outstanding at end of period	423	5,943	5,763	7,337	4,871	104	-	-	372	879
JANUS HENDERSON FORTY
Value at beginning of period	11.40	11.28	10.00
Value at end of period	15.54	11.40	11.28
Number of accumulation units outstanding at end of period	1,858	229	159

INVESTMENT DIVISION (0.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	23.05	24.84	19.64	19.32	19.83	18.53	14.57	12.19	14.18	12.30
Value at end of period	29.60	23.05	24.84	19.64	19.32	19.83	18.53	14.57	12.19	14.18
Number of accumulation units outstanding at end of period	825	652	519	421	299	417	-	1,436	1,918	4,191
JENSEN QUALITY GROWTH
Value at beginning of period	29.49	29.04	23.71	21.29	21.10	19.00	14.45	12.79	12.97	11.66
Value at end of period	37.81	29.49	29.04	23.71	21.29	21.10	19.00	14.45	12.79	12.97
Number of accumulation units outstanding at end of period	-	658	550	529	1,572	1,200	-	5,614	6,099	9,479
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	23.70	26.95	24.53	21.13	21.81	20.04	14.76	13.48	14.11	11.36
Value at end of period	29.04	23.70	26.95	24.53	21.13	21.81	20.04	14.76	13.48	14.11
Number of accumulation units outstanding at end of period	70	15,674	13,552	8,239	3,898	1,645	44	1,022	3,075	3,775
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	17.86	21.46	18.65	16.16	16.89	15.96	11.65	10.39	10.74	8.68
Value at end of period	20.90	17.86	21.46	18.65	16.16	16.89	15.96	11.65	10.39	10.74
Number of accumulation units outstanding at end of period	-	196	155	120	78	13	-	219	232	264
MFS GROWTH
Value at beginning of period	31.06	30.43	23.36	22.92	21.45	19.81	14.57	12.48	12.59	11.17
Value at end of period	42.55	31.06	30.43	23.36	22.92	21.45	19.81	14.57	12.48	12.59
Number of accumulation units outstanding at end of period	961	825	1,232	1,307	833	797	1,285	2,973	-	14
PIMCO TOTAL RETURN
Value at beginning of period	18.81	18.95	18.12	17.74	17.70	17.00	17.42	15.86	15.30	14.13
Value at end of period	20.26	18.81	18.95	18.12	17.74	17.70	17.00	17.42	15.86	15.30
Number of accumulation units outstanding at end of period	3,881	8,407	21,138	34,871	60,395	26,935	25,379	56,423	53,414	120,852
PIONEER EQUITY INCOME VCT
Value at beginning of period	32.28	35.47	30.87	25.89	25.90	23.03	17.92	16.33	15.48	13.02
Value at end of period	40.32	32.28	35.47	30.87	25.89	25.90	23.03	17.92	16.33	15.48
Number of accumulation units outstanding at end of period	391	8,496	4,728	26,568	20,595	1,271	269	2,978	2,481	27,863
PUTNAM HIGH YIELD

INVESTMENT DIVISION (0.25)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	17.23	17.99	16.95	14.78	15.70	15.47	14.57	12.71	12.38	10.99
Value at end of period	19.57	17.23	17.99	16.95	14.78	15.70	15.47	14.57	12.71	12.38
Number of accumulation units outstanding at end of period	1,691	12,968	11,068	12,000	16,918	11,556	4,578	7,250	4,206	3,249
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.66	12.83	9.59	9.92	9.75	11.32	9.19	7.56	9.64	8.16
Value at end of period	13.35	10.66	12.83	9.59	9.92	9.75	11.32	9.19	7.56	9.64
Number of accumulation units outstanding at end of period	857	1,260	2,074	2,175	2,393	13,112	10,560	73,817	77,174	26,516
ROYCE TOTAL RETURN
Value at beginning of period	17.69	20.32	17.98	14.37	15.59	15.47	11.73	10.31	10.54	8.59
Value at end of period	21.72	17.69	20.32	17.98	14.37	15.59	15.47	11.73	10.31	10.54
Number of accumulation units outstanding at end of period	539	1,255	680	813	672	3,638	5,075	5,959	24,597	74,690
VICTORY RS SELECT GROWTH
Value at beginning of period	28.80	31.13	26.65	25.00	25.16	24.93	18.14	15.33	14.60	11.13
Value at end of period	38.01	28.80	31.13	26.65	25.00	25.16	24.93	18.14	15.33	14.60
Number of accumulation units outstanding at end of period	227	2,084	3,087	3,445	3,403	716	380	1,853	1,435	1,947
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	39.98	44.03	32.25	32.05	32.10	29.42	19.77	17.27	17.73	13.92
Value at end of period	54.99	39.98	44.03	32.25	32.05	32.10	29.42	19.77	17.27	17.73
Number of accumulation units outstanding at end of period	99	3,929	4,072	4,202	4,616	96	-	1,583	1,681	2,531
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	22.92	24.62	21.54	19.78	20.48	21.44	14.86	12.96	13.01	10.52
Value at end of period	31.11	22.92	24.62	21.54	19.78	20.48	21.44	14.86	12.96	13.01
Number of accumulation units outstanding at end of period	2,132	2,118	2,214	2,312	4,949	8,547	5,571	18,933	22,397	37,134

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER BALANCED
Value at beginning of period	24.27	25.10	21.74	20.04	19.75	18.05	15.65	14.74	14.73	13.35
Value at end of period	29.00	24.27	25.10	21.74	20.04	19.75	18.05	15.65	14.74	14.73

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	2,090	7,766	26,947	31,103	26,898	28,095	15,118	18,209	23,328	21,807
ALGER MID CAP GROWTH
Value at beginning of period	32.94	35.59	27.42	27.16	27.59	25.54	18.80	16.18	17.64	14.78
Value at end of period	42.91	32.94	35.59	27.42	27.16	27.59	25.54	18.80	16.18	17.64
Number of accumulation units outstanding at end of period	54,047	69,680	76,982	89,556	117,534	126,293	154,168	154,786	154,992	150,784
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	45.06	47.13	41.58	34.80	34.59	30.76	25.75	23.09	22.29	19.68
Value at end of period	55.92	45.06	47.13	41.58	34.80	34.59	30.76	25.75	23.09	22.29
Number of accumulation units outstanding at end of period	81,460	44,516	57,797	62,741	125,874	106,479	127,277	169,533	189,794	153,478
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	35.47	38.08	31.57	27.80	29.46	26.19	19.29	16.85	16.35	14.33
Value at end of period	43.97	35.47	38.08	31.57	27.80	29.46	26.19	19.29	16.85	16.35
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	25.31	26.16	20.81	19.25	18.32	16.82	12.61	10.49	11.06	9.88
Value at end of period	32.32	25.31	26.16	20.81	19.25	18.32	16.82	12.61	10.49	11.06
Number of accumulation units outstanding at end of period	71,585	99,025	113,788	160,493	158,529	262,041	236,113	172,093	190,788	212,991
ARTISAN INTERNATIONAL
Value at beginning of period	17.78	19.95	15.23	16.86	17.53	17.70	14.14	11.28	12.16	11.48
Value at end of period	22.98	17.78	19.95	15.23	16.86	17.53	17.70	14.14	11.28	12.16
Number of accumulation units outstanding at end of period	203,847	184,260	205,361	236,969	363,532	532,098	524,152	800,931	535,350	468,426
CLEARBRIDGE VALUE TRUST
Value at beginning of period	19.12	21.98	19.20	17.08	17.74	15.61	11.30	9.75	10.08	9.39
Value at end of period	24.28	19.12	21.98	19.20	17.08	17.74	15.61	11.30	9.75	10.08
Number of accumulation units outstanding at end of period	3,589	6,837	7,216	7,340	12,197	13,224	19,038	27,606	31,556	39,831
COLUMBIA SELECT MID CAP VALUE

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	17.21	19.95	17.65	15.52	16.41	14.69	10.90	9.37	9.82	8.01
Value at end of period	22.55	17.21	19.95	17.65	15.52	16.41	14.69	10.90	9.37	9.82
Number of accumulation units outstanding at end of period	70,955	90,010	84,306	183,203	204,789	391,557	99,966	63,759	440,669	170,175
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	30.60	32.05	27.71	26.30	26.03	23.65	20.01	17.71	17.85	15.77
Value at end of period	37.06	30.60	32.05	27.71	26.30	26.03	23.65	20.01	17.71	17.85
Number of accumulation units outstanding at end of period	-	1	1	1	1	1	1	1	1	1
DAVIS NEW YORK VENTURE
Value at beginning of period	18.93	21.83	17.92	16.01	15.60	14.68	10.94	9.74	10.26	9.18
Value at end of period	24.72	18.93	21.83	17.92	16.01	15.60	14.68	10.94	9.74	10.26
Number of accumulation units outstanding at end of period	46,719	52,805	56,013	98,078	98,164	95,652	112,322	142,690	175,600	187,959
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	20.14	22.81	19.65	17.95	18.98	17.58	13.51	12.29	12.97	11.52
Value at end of period	24.42	20.14	22.81	19.65	17.95	18.98	17.58	13.51	12.29	12.97
Number of accumulation units outstanding at end of period	19,490	24,667	27,582	28,883	44,146	81,092	180,137	78,533	92,802	120,279
FIDELITY VIP CONTRAFUND
Value at beginning of period	46.60	49.78	40.84	37.82	37.56	33.56	25.56	21.96	22.52	19.22
Value at end of period	61.32	46.60	49.78	40.84	37.82	37.56	33.56	25.56	21.96	22.52
Number of accumulation units outstanding at end of period	187,710	214,625	231,535	290,286	368,333	381,439	416,080	457,790	484,539	453,528
FIDELITY VIP GROWTH
Value at beginning of period	36.16	36.22	26.80	26.59	24.81	22.29	16.35	14.26	14.23	11.46
Value at end of period	48.57	36.16	36.22	26.80	26.59	24.81	22.29	16.35	14.26	14.23
Number of accumulation units outstanding at end of period	206,116	194,904	237,993	249,456	354,610	425,727	472,459	580,391	605,656	597,525
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	41.65	43.66	35.93	34.44	35.13	32.67	23.57	21.28	22.38	17.42
Value at end of period	54.90	41.65	43.66	35.93	34.44	35.13	32.67	23.57	21.28	22.38
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
GREAT-WEST AGGRESSIVE PROFILE

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at beginning of period	9.70	10.83	10.00
Value at end of period	12.24	9.70	10.83
Number of accumulation units outstanding at end of period	1,627,977	1,702,298	6,901,578
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	54.12	63.23	54.98	48.63	51.79	48.04	32.56	27.08	29.08	24.33
Value at end of period	67.29	54.12	63.23	54.98	48.63	51.79	48.04	32.56	27.08	29.08
Number of accumulation units outstanding at end of period	86,317	92,240	116,875	151,939	249,826	234,116	303,813	238,143	285,556	259,320
GREAT-WEST BOND INDEX
Value at beginning of period	22.96	23.05	22.37	21.94	21.89	20.70	21.23	20.43	19.06	17.90
Value at end of period	24.81	22.96	23.05	22.37	21.94	21.89	20.70	21.23	20.43	19.06
Number of accumulation units outstanding at end of period	333,935	379,765	324,006	293,270	313,216	433,085	465,642	588,028	486,855	374,426
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.94	10.26	10.00
Value at end of period	11.09	9.94	10.26
Number of accumulation units outstanding at end of period	1,595,637	1,544,445	2,875,492
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	14.27	14.07	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02
Value at end of period	14.52	14.27	14.07	14.02	14.02	14.02	14.02	14.02	14.02	14.02
Number of accumulation units outstanding at end of period	506,971	576,782	619,629	763,546	805,675	885,579	812,661	888,871	950,011	965,594
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	26.82	31.77	25.12	24.18	22.71	22.49	17.57	14.99	15.28	13.99
Value at end of period	32.74	26.82	31.77	25.12	24.18	22.71	22.49	17.57	14.99	15.28
Number of accumulation units outstanding at end of period	153,611	256,507	248,446	339,224	474,270	274,057	357,848	313,022	309,781	256,851
GREAT-WEST LARGE CAP VALUE
Value at beginning of period	10.00
Value at end of period	10.69

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	529,624
GREAT-WEST LIFETIME 2015
Value at beginning of period	20.18	21.11	18.99	16.84	17.04	16.07	14.74	13.17	12.98	11.63
Value at end of period	23.24	20.18	21.11	18.99	16.84	17.04	16.07	14.74	13.17	12.98
Number of accumulation units outstanding at end of period	57,317	58,719	74,913	73,088	87,393	101,603	228,636	234,145	281,767	218,699
GREAT-WEST LIFETIME 2025
Value at beginning of period	22.63	24.01	21.04	18.33	18.59	17.50	15.28	13.41	13.55	11.96
Value at end of period	26.71	22.63	24.01	21.04	18.33	18.59	17.50	15.28	13.41	13.55
Number of accumulation units outstanding at end of period	76,291	81,382	77,190	73,502	84,917	92,664	100,508	125,283	143,567	80,072
GREAT-WEST LIFETIME 2035
Value at beginning of period	24.36	26.44	22.34	19.80	20.13	18.93	15.68	13.54	13.98	12.20
Value at end of period	29.76	24.36	26.44	22.34	19.80	20.13	18.93	15.68	13.54	13.98
Number of accumulation units outstanding at end of period	98,094	99,013	107,830	97,703	90,978	101,765	247,569	286,509	255,899	224,236
GREAT-WEST LIFETIME 2045
Value at beginning of period	24.26	26.77	22.23	20.05	20.45	19.31	15.76	13.54	14.11	12.27
Value at end of period	30.23	24.26	26.77	22.23	20.05	20.45	19.31	15.76	13.54	14.11
Number of accumulation units outstanding at end of period	34,470	34,625	29,917	28,895	46,216	54,346	265,603	276,323	251,767	235,999
GREAT-WEST LIFETIME 2055
Value at beginning of period	23.91	26.49	21.93	19.85	20.29	19.28	15.75	13.51	14.15	12.31
Value at end of period	29.81	23.91	26.49	21.93	19.85	20.29	19.28	15.75	13.51	14.15
Number of accumulation units outstanding at end of period	25,428	26,575	26,912	24,405	27,452	36,986	105,919	87,020	74,983	69,053
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	46.83	55.88	50.93	40.47	41.93	39.98	29.64	25.57	26.10	21.05
Value at end of period	58.39	46.83	55.88	50.93	40.47	41.93	39.98	29.64	25.57	26.10
Number of accumulation units outstanding at end of period	30,890	37,078	37,883	45,836	60,940	62,762	85,972	96,491	132,327	119,820
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.85	10.51	10.00

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	11.58	9.85	10.51
Number of accumulation units outstanding at end of period	2,005,704	2,257,727	10,442,771
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.80	10.61	10.00
Value at end of period	11.80	9.80	10.61
Number of accumulation units outstanding at end of period	2,106,123	2,255,876	11,584,032
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.90	10.39	10.00
Value at end of period	11.33	9.90	10.39
Number of accumulation units outstanding at end of period	384,131	444,585	3,001,316
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	41.00	42.31	39.82	35.75	38.25	36.98	34.22	29.49	28.24	25.05
Value at end of period	45.81	41.00	42.31	39.82	35.75	38.25	36.98	34.22	29.49	28.24
Number of accumulation units outstanding at end of period	62,284	66,991	689,185	733,079	761,359	778,261	808,271	838,452	773,554	985,189
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.41	10.95	10.00
Value at end of period	13.62	10.41	10.95
Number of accumulation units outstanding at end of period	1,748,925	1,849,539	2,140,356
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	50.02	54.96	48.75	38.77	39.78	37.81	26.90	23.22	23.14	18.41
Value at end of period	61.17	50.02	54.96	48.75	38.77	39.78	37.81	26.90	23.22	23.14
Number of accumulation units outstanding at end of period	93,569	96,520	99,723	104,271	123,408	123,695	113,687	296,162	271,030	268,224
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	76.43	78.25	62.89	59.23	55.60	49.30	36.16	31.80	32.35	25.36
Value at end of period	100.34	76.43	78.25	62.89	59.23	55.60	49.30	36.16	31.80	32.35
Number of accumulation units outstanding at end of period	102,852	106,467	828,500	857,587	916,978	896,086	925,996	925,208	943,850	1,137,581

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	23.16	23.06	22.56	22.28	22.11	20.97	21.40	20.73	19.61	18.58
Value at end of period	24.58	23.16	23.06	22.56	22.28	22.11	20.97	21.40	20.73	19.61
Number of accumulation units outstanding at end of period	232,839	210,862	201,704	223,351	243,551	328,004	388,197	485,530	415,229	478,764
INVESCO AMERICAN FRANCHISE
Value at beginning of period	15.39	15.99	12.58	12.34	11.76	10.85	7.77	6.86	7.37	6.29
Value at end of period	21.01	15.39	15.99	12.58	12.34	11.76	10.85	7.77	6.86	7.37
Number of accumulation units outstanding at end of period	10,569	13,579	10,504	12,371	16,616	17,673	13,497	14,072	29,522	15,120
INVESCO AMERICAN VALUE
Value at beginning of period	17.83	20.51	18.79	16.27	17.92	16.42	12.28	10.52	10.48	8.63
Value at end of period	22.17	17.83	20.51	18.79	16.27	17.92	16.42	12.28	10.52	10.48
Number of accumulation units outstanding at end of period	11,345	18,267	13,514	21,734	140,307	122,235	137,144	575,438	182,982	258,010
INVESCO COMSTOCK
Value at beginning of period	20.07	22.94	19.52	16.61	17.70	16.26	12.05	10.17	10.39	9.01
Value at end of period	25.10	20.07	22.94	19.52	16.61	17.70	16.26	12.05	10.17	10.39
Number of accumulation units outstanding at end of period	30,598	38,009	43,597	78,909	143,897	201,066	131,859	72,708	85,581	65,285
INVESCO MID CAP GROWTH
Value at beginning of period	14.98	15.90	13.01	12.95	12.79	11.85	8.62	7.63	7.98	6.47
Value at end of period	20.08	14.98	15.90	13.01	12.95	12.79	11.85	8.62	7.63	7.98
Number of accumulation units outstanding at end of period	2,350	5,798	5,706	6,261	10,133	14,789	33,155	23,122	23,900	15,825
INVESCO OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	23.66	25.16	19.88	20.36	19.72	17.14	13.26	11.67	11.85	10.86
Value at end of period	32.19	23.66	25.16	19.88	20.36	19.72	17.14	13.26	11.67	11.85
Number of accumulation units outstanding at end of period	10,818	13,305	27,424	21,483	30,549	33,872	36,575	40,360	46,833	36,402
INVESCO OPPENHEIMER GLOBAL
Value at beginning of period	28.41	32.87	24.13	24.09	23.19	22.72	17.92	14.84	16.25	14.05
Value at end of period	37.38	28.41	32.87	24.13	24.09	23.19	22.72	17.92	14.84	16.25

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	68,121	114,732	124,651	127,689	187,904	240,900	399,053	453,099	540,675	377,915
INVESCO SMALL CAP GROWTH
Value at beginning of period	34.84	38.29	30.66	27.54	28.06	26.06	18.63	15.74	15.94	12.62
Value at end of period	43.30	34.84	38.29	30.66	27.54	28.06	26.06	18.63	15.74	15.94
Number of accumulation units outstanding at end of period	12,786	14,408	12,560	15,833	17,707	16,939	18,796	17,391	18,340	13,043
JANUS HENDERSON FORTY
Value at beginning of period	11.45	11.30	10.00
Value at end of period	15.65	11.45	11.30
Number of accumulation units outstanding at end of period	88,237	46,950	43,992
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	11.86	12.75	10.06	9.87	10.10	9.42	7.39	6.16	7.15	6.19
Value at end of period	15.27	11.86	12.75	10.06	9.87	10.10	9.42	7.39	6.16	7.15
Number of accumulation units outstanding at end of period	8,566	8,691	8,505	9,936	10,915	12,275	16,259	16,181	24,134	20,277
JANUS HENDERSON RESEARCH
Value at beginning of period	11.02	11.35	10.00
Value at end of period	14.91	11.02	11.35
Number of accumulation units outstanding at end of period	-	2	2
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	28.90	31.03	24.43	23.93	24.49	22.79	17.74	14.77	17.13	14.83
Value at end of period	37.30	28.90	31.03	24.43	23.93	24.49	22.79	17.74	14.77	17.13
Number of accumulation units outstanding at end of period	-	1	1	1	1	1	1	1	1	1
JENSEN QUALITY GROWTH
Value at beginning of period	30.18	29.64	24.14	21.63	21.38	19.20	14.57	12.86	13.01	11.67
Value at end of period	38.79	30.18	29.64	24.14	21.63	21.38	19.20	14.57	12.86	13.01
Number of accumulation units outstanding at end of period	7,671	8,002	8,236	8,740	10,253	11,829	17,432	17,405	18,751	17,007
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	24.26	27.52	24.99	21.47	22.10	20.26	14.88	13.56	14.16	11.37

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Value at end of period	29.81	24.26	27.52	24.99	21.47	22.10	20.26	14.88	13.56	14.16
Number of accumulation units outstanding at end of period	13,929	10,084	27,474	25,375	25,025	18,720	20,480	19,026	24,502	22,002
MAINSTAY MACKAY SMALL CAP CORE
Value at beginning of period	18.42	22.07	19.14	16.54	17.25	16.26	11.83	10.53	10.86	8.75
Value at end of period	21.61	18.42	22.07	19.14	16.54	17.25	16.26	11.83	10.53	10.86
Number of accumulation units outstanding at end of period	-	3	3	3	13	154	315	1,192	4,814	6,098
MFS GROWTH
Value at beginning of period	29.91	29.23	22.39	21.90	20.45	18.84	13.83	11.81	11.89	10.52
Value at end of period	41.08	29.91	29.23	22.39	21.90	20.45	18.84	13.83	11.81	11.89
Number of accumulation units outstanding at end of period	757	757	757	2,956	2,969	5,901	5,901	5,911	5,911	5,984
PIMCO TOTAL RETURN
Value at beginning of period	22.19	22.31	21.27	20.78	20.68	19.81	20.25	18.39	17.70	16.30
Value at end of period	23.96	22.19	22.31	21.27	20.78	20.68	19.81	20.25	18.39	17.70
Number of accumulation units outstanding at end of period	105,706	114,338	140,081	498,573	641,492	708,520	733,274	490,958	475,113	426,702
PIONEER EQUITY INCOME VCT
Value at beginning of period	32.20	35.30	30.65	25.64	25.58	22.69	17.61	16.01	15.14	12.70
Value at end of period	40.33	32.20	35.30	30.65	25.64	25.58	22.69	17.61	16.01	15.14
Number of accumulation units outstanding at end of period	8,015	11,804	16,526	34,778	31,885	26,819	20,256	20,447	29,859	49,789
PUTNAM HIGH YIELD
Value at beginning of period	17.70	18.43	17.32	15.06	15.96	15.69	14.74	12.83	12.46	11.04
Value at end of period	20.14	17.70	18.43	17.32	15.06	15.96	15.69	14.74	12.83	12.46
Number of accumulation units outstanding at end of period	47,635	62,990	55,317	127,575	114,871	130,914	67,376	68,473	42,038	43,624
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	10.94	13.14	9.79	10.11	9.91	11.47	9.29	7.62	9.70	8.20
Value at end of period	13.74	10.94	13.14	9.79	10.11	9.91	11.47	9.29	7.62	9.70
Number of accumulation units outstanding at end of period	19,159	23,076	69,049	124,393	68,093	161,995	218,674	276,517	289,898	138,526
ROYCE TOTAL RETURN
Value at beginning of period	18.16	20.82	18.37	14.65	15.84	15.69	11.87	10.40	10.61	8.62
Value at end of period	22.35	18.16	20.82	18.37	14.65	15.84	15.69	11.87	10.40	10.61

INVESTMENT DIVISION (0.00)	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
Number of accumulation units outstanding at end of period	10,580	18,874	15,867	81,640	50,882	52,245	187,291	168,454	182,441	278,465
VICTORY RS SELECT GROWTH
Value at beginning of period	29.86	32.19	27.49	25.73	25.83	25.53	18.53	15.62	14.84	11.28
Value at end of period	39.51	29.86	32.19	27.49	25.73	25.83	25.53	18.53	15.62	14.84
Number of accumulation units outstanding at end of period	704	730	749	749	1,213	1,370	1,913	3,868	2,977	2,648
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	16.51	18.14	13.25	13.14	13.13	12.00	8.04	7.01	7.18	5.62
Value at end of period	22.77	16.51	18.14	13.25	13.14	13.13	12.00	8.04	7.01	7.18
Number of accumulation units outstanding at end of period	6,628	6,629	6,506	6,550	11,008	10,999	15,583	15,719	17,926	16,307
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	23.72	25.41	22.18	20.31	20.98	21.91	15.15	13.18	13.20	10.64
Value at end of period	32.27	23.72	25.41	22.18	20.31	20.98	21.91	15.15	13.18	13.20
Number of accumulation units outstanding at end of period	41,122	45,293	49,058	60,334	96,740	130,689	176,910	204,248	241,357	177,488

Appendix B - Calculation of the Net Investment Factor
The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period; plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Variable Sub-Account; and
(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Group Contractowner’s Letter Agreement or other fee disclosure document.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.
B-1

FUTUREFUNDS SERIES ACCOUNT
Group Flexible Premium Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 537-2033 (U.S.)
(303) 737-4538 (Greenwood Village)
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2020, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.
May 1, 2020
i

Page
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	1
UNDERWRITER	1
FINANCIAL STATEMENTS	1
ii

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
A.    Custodian
The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“Great- West”). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great- West. Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The statutory-basis financial statements of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory-basis financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
UNDERWRITER
The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the Financial Industry Regulatory Authority. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.
FINANCIAL STATEMENTS
The statutory financial statements of Great-West as contained herein should be considered only as bearing upon Great-West’s ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Participants under the Group Contracts are affected solely by the investment results of the Series Account.
1

AUDITED FINANCIAL REPORT

* 6 8 3 2 2 2 0 1 9 2 2 0 0 0 1 0 0 *

Great-West Life & Annuity

Audited Annual Statutory Report

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018 and

Related Statutory Statements of Operations

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2019 and Report of Independent Registered Public Accounting Firm

1

2

Deloitte & Touche LLP 1601 Wewatta Street Suite 400

Denver, CO 80202-3942

USA

Tel: 1 303 292 5400

Fax: 1 303 312 4000 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

Opinion on the Statutory-basis financial Statements

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company (the "Company") (a wholly-owned subsidiary of GWL&A Financial Inc.), as of December 31, 2019 and 2018, the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the "statutory-basis financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory-basis financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory-basis financial statements.

Basis for Opinion

These statutory-basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory-basis financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the

PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the statutory-basis financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, the accompanying statutory-basis financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 3, 2020

We have served as the Company's auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2019 and 2018

(In Thousands, Except Share Amounts)

	December 31,

	2019	2018
Admitted assets:
Cash and invested assets:
Bonds	$13,803,525	$20,654,118
Common stock	144,888	131,883
Mortgage loans (net of allowances of $745 and $746)	2,692,690	4,206,865
Real estate occupied by the company	43,283	37,555
Real estate held for the production of income	1,365	1,407
Contract loans	3,995,291	4,122,637
Cash, cash equivalents and short-term investments	818,328	229,003
Securities lending collateral assets	303,282	45,102
Other invested assets	402,891	606,787

Total cash and invested assets	22,205,543	30,035,357
Investment income due and accrued	192,278	284,303
Premiums deferred and uncollected	15,199	25,795
Reinsurance recoverable	37,806	8,090
Current federal income taxes recoverable	44,457	71,875
Deferred income taxes	97,203	150,497
Due from parent, subsidiaries and affiliates	63,595	50,107
Other assets	490,832	504,571
Assets from separate accounts	25,634,438	24,654,916

Total admitted assets	$48,781,351	$55,785,511

See notes to statutory financial statements.		Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus December 31, 2019 and 2018

(In Thousands, Except Share Amounts)

	December 31,

	2019	2018
Liabilities, capital and surplus:
Liabilities:
Aggregate reserves for life policies and contracts	$19,638,498	$27,501,121
Aggregate reserves for accident and health policies	—	276,762
Liability for deposit-type contracts	60,296	189,895
Life and accident and health policy and contract claims	44,258	123,705
Provision for policyholders' dividends	24,111	31,184
Liability for premiums received in advance	2	13,926
Liability for contract deposit funds	—	150,981
Unearned investment income	59	622
Asset valuation reserve	194,032	204,393
Interest maintenance reserve	(2,006)	50,674
Due to parent, subsidiaries and affiliates	77,613	41,735
Commercial paper	99,900	98,859
Payable under securities lending agreements	303,282	45,102
Repurchase agreements	—	664,650
Other liabilities	1,265,123	410,076
Liabilities from separate accounts	25,634,428	24,654,907

Total liabilities	47,339,596	54,458,592
Commitments and contingencies (see Note 20)
Capital and surplus:
Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—
Common stock, $1 par value; 50,000,000 shares authorized; 7,320,176 shares issued and outstanding	7,320	7,320
Surplus notes	395,811	591,699
Gross paid in and contributed surplus	714,300	710,271
Unassigned funds	324,324	17,629

Total capital and surplus	1,441,755	1,326,919
Total liabilities, capital and surplus	$48,781,351	$55,785,511
See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Income:

Premium income and annuity consideration	$(5,366,421)	$7,592,609	$5,270,518
Net investment income	1,099,451	1,307,387	1,266,963
Amortization of interest maintenance reserve	8,280	24,863	22,045
Commission and expense allowances on reinsurance ceded	265,105	5,211	31,582
Fee income from separate accounts	101,629	160,573	160,280
Reserve adjustment on reinsurance ceded	(592,883)	(1,975,763)	(490,424)
Miscellaneous income	267,637	250,272	220,204

Total income	(4,217,202)	7,365,152	6,481,168
Expenses:
Death benefits	204,509	380,057	276,519
Annuity benefits	155,286	228,530	203,679
Disability benefits and benefits under accident and health policies	17,762	41,719	44,208
Surrender benefits	4,403,521	5,895,938	4,992,338
(Decrease) increase in aggregate reserves for life and accident and health policies
and contracts	(8,139,385)	917,510	915,763
Other benefits	6,208	10,528	12,032

Total benefits	(3,352,099)	7,474,282	6,444,539
Commissions	162,942	196,489	199,814
Other insurance expenses	496,310	488,250	522,610
Net transfers from separate accounts	(1,328,143)	(1,112,465)	(944,644)
Interest maintenance reserve release on reinsurance ceded	(512,033)	—	—

Total benefit and expenses	(4,533,023)	7,046,556	6,222,319
Net gain from operations before dividends to policyholders, federal income	315,821	318,596	258,849
taxes and realized capital gains (losses)
Dividends to policyholders	23,461	31,276	38,782
Net gain from operations after dividends to policyholders and before federal

income taxes and net realized capital gains (losses)	292,360	287,320	220,067
Federal income tax (benefit) expense	(98,467)	(17,604)	50,584

Net gain from operations before net realized capital gains (losses)	390,827	304,924	169,483
Net realized capital (losses) gains less capital gains tax and transfers to interest	(8,022)	10,576	535
maintenance reserve
Net income	$382,805	$315,500	$170,018

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Capital and surplus, beginning of year	$1,326,919	$1,129,509	$1,053,333

Net income	382,805	315,500	170,018
Dividends to stockholder	(639,801)	(152,295)	(145,301)
Change in net unrealized capital gains (losses), net of income taxes	57,398	(11,491)	(17,021)
Change in minimum pension liability, net of income taxes	(4,209)	3,824	2,459
Change in asset valuation reserve	10,360	(846)	(18,503)
Change in non-admitted assets	92,424	28,921	96,814
Change in net deferred income taxes	(129,400)	(40,732)	(110,528)
Change in liability for reinsurance in unauthorized companies	—	—	2
Capital paid-in	—	—	27
Surplus paid-in	4,029	4,093	86,480
Change in surplus as a result of reinsurance	537,566	—	—
Change in capital and surplus as a result of separate accounts	(428)	(208)	(211)
Change in unrealized foreign exchange capital (losses) gains	(20)	(1,125)	(88)
Change in surplus notes	(195,888)	51,769	12,028

Net change in capital and surplus for the year	114,836	197,410	76,176
Capital and surplus, end of year	$1,441,755	$1,326,919	$1,129,509

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,
	2019	2018	2017
Operating activities:

Premium income, net of reinsurance	$3,654,066	$5,352,630	$5,208,527
Investment income received, net of investment expenses paid	962,732	1,136,338	1,111,282
Other miscellaneous expense received (paid)	577,059	160,008	(77,825)
Benefit and loss related payments, net of reinsurance	(4,542,350)	(6,417,233)	(5,393,966)
Net transfers from separate accounts	1,375,094	1,097,423	909,388
Commissions, other expenses and taxes paid	(526,161)	(644,838)	(669,995)
Dividends paid to policyholders	(30,537)	(38,959)	(46,583)
Federal income taxes received (paid), net	5,267	(38,241)	(15,138)

Net cash provided by operating activities	1,475,170	607,128	1,025,690
Investing activities:

Proceeds from investments sold, matured or repaid:
Bonds	2,430,562	3,351,579	5,719,282
Stocks	19,187	3,704	14,597
Mortgage loans	343,441	357,545	399,982
Other invested assets	19,597	25,233	14,614
Net gains on cash, cash equivalents and short-term investments	5	—	(1)
Miscellaneous proceeds	24,100	22,212	—
Cost of investments acquired:
Bonds	(2,770,357)	(3,398,701)	(6,023,940)
Stocks	(3,585)	(38,742)	(99)
Mortgage loans	(114,542)	(697,245)	(844,304)
Real estate	(9,052)	(4,319)	(2,980)
Other invested assets	(46,617)	(36,870)	(31,194)
Miscellaneous applications	—	(39,654)	(67,286)
Net change in contract loans and premium notes	(3,120)	(1,355)	(12,161)
Net cash used in investing activities	(110,381)	(456,613)	(833,490)
Financing and miscellaneous activities:

Surplus notes	(195,000)	51,410	12,000
Capital and paid in surplus	3,130	3,325	84,944
Deposit-type contract withdrawals, net of deposits	(5,399)	(18,908)	(21,673)
Dividends to stockholder	(639,801)	(152,295)	(145,301)
Funds borrowed (repaid), net	1,041	(1,027)	2,348
Other	60,135	(45,670)	(69,344)

Net cash used in financing and miscellaneous activities	(775,894)	(163,165)	(137,026)
Net increase (decrease) in cash, cash equivalents and short-term investments and	588,895	(12,650)	55,174
restricted cash

Cash, cash equivalents and short-term investments and restricted cash:
Beginning of year	229,434	242,084	186,910

End of year	$818,329	$229,434	$242,084

The cash, cash equivalents and short-term investments and restricted cash balance at December 31, 2019 includes

$1 of restricted cash which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

Year Ended December 31,

	2019		2018	2017
Non-cash investing and financing transactions during the year:
Share-based compensation expense		$899	$768	$1,563
Fair value of assets acquired in settlement of bonds		—	28,815	9,659
Non-cash transfers of $8,938 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 9 for further information on the Protective transaction.
See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the "Company" or "GWL&A") is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC ("Lifeco U.S.") and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. ("Lifeco"), a Canadian holding company. The Company offers a wide range of retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance ("Division").

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the "Protective transaction"), of substantially all of its individual life insurance and annuity business to Protective Life Insurance Company ("Protective") who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company will retain a block of life insurance, predominantly participating policies which are now administered by Protective, as well as a closed reinsurance acquired block. Post-transaction, the Company will focus on the defined contribution retirement and asset management markets. See Note 9 for further discussion of the Protective transaction.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP"), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company's statutory financial statements as compared to NAIC SAP or the Division's prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant of these differences are as follows:

•Bonds, including loan-backed and structured securities (collectively referred to as "bonds"), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners ("NAIC") designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•As prescribed by the NAIC, the asset valuation reserve ("AVR") is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•As prescribed by the NAIC, the interest maintenance reserve ("IMR") consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is generally designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•As prescribed by the NAIC, an other-than-temporary impairment ("OTTI") is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non- credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in "Unrealized losses and OTTI" in the notes to the statutory financial statements.

•Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

(losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Under GAAP, these transactions are recorded as forward settling to be announced ("TBA") securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company's statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•The excess of the cost of acquiring an entity over the Company's share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. Under GAAP, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite- lived intangible assets are amortized over their estimated useful lives under GAAP.

•Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•Ceded aggregate reserves and policy and contract claim liabilities are netted against aggregate reserves for life policies and contracts for statutory accounting purposes. Under GAAP, these items are reported as reinsurance recoverable.

•Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•The policyholder's share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•Comprehensive income and its components are not presented in the statutory financial statements.

•The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•For statutory accounting purposes, the gain from the Protective transaction, net of income taxes, is initially reported as a change in capital and surplus as a result of reinsurance and subsequently recognized in net income as the net-of-tax profits emerge on the reinsured block business. Under GAAP, the gain is included in net income.

The preparation of financial statements in conformity with statutory accounting principles requires the Company's management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management's risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company's allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management's periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring ("TDR"). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Properties held for sale are carried at the lower of depreciated cost or fair value less encumbrances and estimated costs to sell the property. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs, expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share ("NAV") as a practical expedient to fair value or the equity method of accounting with changes in these values recognized in unassigned surplus in the period of change. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity's operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity's operations.

•Common stocks, other than stocks of subsidiaries, are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

•Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market securities that are traded in an active market, and are carried at fair value.

•The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short- term investments. Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company's behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or re-pledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. If the assets to be repurchased are the same, or substantially the same, as the assets transferred, the transactions are accounted for as secured borrowings. Transactions that do not meet the secured borrowing requirements are accounted for as bond purchases and sales. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company's right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in money market funds or short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•The Company's OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•The extent to which estimated fair value is below cost;

•Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•The length of time for which the estimated fair value has been below cost;

•Downgrade of a bond investment by a credit rating agency;

•Deterioration of the financial condition of the issuer;

•The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and

•Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold, but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company's Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three- level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company's assets and liabilities have been categorized based upon the following fair value hierarchy:

•Level 1 inputs which are utilized for separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For bond and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

•Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker's inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company's securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross- currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company's over-the-counter ("OTC") derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company's guaranteed lifetime withdrawal benefit ("GLWB") liability, (b) hedge the economic effect of a large increase in interest rates on the Company's general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company's exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Securities pledged to the Company generally consist of U.S. government or U.S. government agency securities and are not recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain "embedded" derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company's adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2019, 2018, and 2017.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2019, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 9% equity, 34% fixed income, and 57% cash and short terms. At December 31, 2018, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 8% equity and 92% fixed income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default ("in process of foreclosure"), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner's Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company's estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company's statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving ("PBR") as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which did not have a material effect on the Company's financial statements.

In 2018, the Statutory Accounting Principles Working Group adopted, as final, a new SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, and a corresponding Issue Paper No. 159, Special Accounting for Limited Derivatives. The new SSAP, which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees, was adopted with an effective date of January 1, 2020, with early adoption permitted as of January 1, 2019. The adoption of this standard did not have a material effect on the Company's financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

		Year Ended December 31,			Financial

					statement
Description	Related party	2019	2018	2017	line

Provides corporate support service	Insurance affiliates:	$ (23,958)	$(15,522)	$(14,610)	Other
	Great-West Life & Annuity Insurance				insurance
	Company of New York ("GWL&A				benefits and
	NY")(1),The Canada Life Assurance Company				expenses
	("CLAC")(2) and Great-West Life Assurance
	Company ("Great-West Life")(2)

	Non-insurance affiliates:	(151,179)	(142,424)	(113,504)
	Empower Retirement, LLC ("Empower")(1),
	Advised Assets Group, LLC ("AAG")(1),
	Great-West Capital Management, LLC
	("GWCM")(1), Great-West Trust Company,
	LLC ("GWTC")(1), GWFS Equities, Inc.
	("GWFS")(1),Great-West Financial Retirement
	Plan Services ("Great-West RPS")(1) Emjay,
	Inc.(1)and MAM Holding Inc. (2)
	Total	(175,137)	(157,946)	(128,114)
Receives corporate support services	Insurance affiliates:	2,183	1,711	1,966	Other
	CLAC(1) and Great-West Life(1)				insurance
					benefits and
	Non-insurance affiliates:	3,392	3,381	3,128
					expenses
	Putnam(2) and Great West Global(2)
	Total	5,575	5,092	5,094
Provides marketing, distribution and	Non-insurance affiliate:	172,702	198,976	202,880	Other
administrative services to certain	GWFS(1)				income
underlying funds and/or mutual
funds

Provides record-keeping services	Non-insurance affiliates:	45,101	38,200	30,517	Other
	GWTC(1)				income
	Non-insurance related party:	61,194	65,281	65,743
	Great-West Funds(4)
	Total	106,295	103,481	96,260

Receives record-keeping services	Insurance affiliate:	(2,328)	(2,551)	(2,423)	Other
	GWL&A NY(1)				income

	Non-insurance affiliates:	(388,302)	(342,803)	(316,923)
	Empower(1) and GWTC(1)
	Total	(390,630)	(345,354)	(319,346)
Receives custodial services	Non-insurance affiliate:	(13,526)	(12,410)	(11,854)	Other
	GWTC(1)				income
Receives reimbursement from tax	Non-insurance affiliate:	9,733	9,140	9,611	Other
sharing indemnification related to	Putnam Investments LLC ("Putnam")(3)				income
state and local tax liabilities

(1)A wholly-owned subsidiary of GWL&A

(2)An indirect wholly-owned subsidiary of Lifeco

(3)A wholly-owned subsidiary of Lifeco U.S.

(4)An open-end management investment company, a related party of GWL&A

The Company's separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company's separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2019, 2018 and 2017, these purchases totaled $224,708, $169,857 and $292,774

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $288,076 and $284,278 at December 31, 2019 and 2018, respectively, which is also included in the assets and liabilities of the general account at those dates.

During June of 2018, the Company invested $35,000 to fund the initial creation of five mutual funds offered by its subsidiary, GWCM. When the funds met certain targets for customer investment, the Company began redeeming its interests. The remaining investments were $15,546 and $32,018 at December 31, 2019 and 2018, respectively.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2019	2018
GWFS(1)	On account	On demand	$34,625	$34,394
CLAC(2)	On account	On demand	11,630	—
GWTC(1)	On account	On demand	7,807	5,489
AAG(1)	On account	On demand	5,141	3,088
GWCM(1)	On account	On demand	1,610	1,367
GWL&A NY(1)	On account	On demand	1,470	—
Great-West RPS(1)	On account	On demand	700	324
GWSC(1)	On account	On demand	509	1,418
Putnam(3)	On account	On demand	103	4,027
Total			$63,595	$50,107

(1)A wholly-owned subsidiary of GWL&A

(2)An indirect wholly-owned subsidiary of Lifeco

(3)A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2019	2018
Empower	On account	On demand	$76,024	$35,385
CLAC(2)	On account	On demand	917	4,032
Putnam(3)	On account	On demand	—	770
Other related party payables	On account	On demand	672	1,548

Total			$77,613	$41,735

(1)A wholly-owned subsidiary of GWL&A

(2)An indirect wholly-owned subsidiary of Lifeco

(3)A wholly-owned subsidiary of Lifeco U.S.

Included in current federal income taxes recoverable at December 31, 2019 and 2018 is $45,900 and $72,188, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

The Company received/(paid) cash payments of $2,727, ($42,577) and $171 from its subsidiary, GWSC, in 2019, 2018 and 2017 respectively, for the utilization of GWSC's operating loss carryforward amounts under the terms of its tax sharing agreement. Additionally, during the years ended December 31, 2019, 2018 and 2017, the Company received interest income of $2,085, $2,527 and $3,044, respectively, from GWSC relating to the tax sharing agreement.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

During the year ended December 31, 2019, the Company received dividends and return of capital of $108,803 and $12,497, respectively, from its subsidiaries, the largest being $40,000 from Empower. During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680, respectively, from its subsidiaries, the largest being $42,000 from AAG. During the year ended December 31, 2017, the Company received dividends and return of capital of $82,500 and $1,150,000, respectively, from its subsidiaries, the largest being $35,000 from Empower.

During the years ended December 31, 2019 and 2018, the Company paid cash dividends to GWL&A Financial in the amounts of $639,801 and $152,295, respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets Investments in bonds consist of the following:

		December 31, 2019

	Book/adjusted	Gross unrealized	Gross unrealized
	carrying value	gains	losses	Fair value

U.S. government	$11,076	$1,446	$—	$12,522
U.S. states, territories and possessions	656,713	85,867	—	742,580
Political subdivisions of states and territories	204,355	18,098	—	222,453
Special revenue and special assessments	—	—	—	—
Industrial and miscellaneous	8,024,719	453,056	2,842	8,474,933
Parent, subsidiaries and affiliates	10,810	—	—	10,810
Hybrid securities	165,032	147	14,831	150,348
Loan-backed and structured securities	4,730,820	77,213	11,915	4,796,118

Total bonds	$13,803,525	$635,827	$29,588	$14,409,764
		December 31, 2018

	Book/adjusted	Gross unrealized	Gross unrealized
	carrying value	gains	losses	Fair value

U.S. government	$6,306	$926	$22	$7,210
U.S. states, territories and possessions	1,025,470	91,508	672	1,116,306
Political subdivisions of states and territories	842,211	63,945	2,034	904,122
Special revenue and special assessments	687	4	—	691
Industrial and miscellaneous	12,849,382	237,900	321,254	12,766,028
Parent, subsidiaries and affiliates	15,102	—	—	15,102
Hybrid securities	234,411	77	31,209	203,279
Loan-backed and structured securities	5,680,549	91,517	96,761	5,675,305

Total bonds	$20,654,118	$485,877	$451,952	$20,688,043

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

	December 31, 2019

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$1,053,930	$1,065,718
Due after one year through five years	3,370,602	3,501,754
Due after five years through ten years	3,969,600	4,226,424
Due after ten years	1,204,726	1,346,011
Loan-backed and structured securities	4,720,976	4,786,163

Total bonds	$14,319,834	$14,926,070

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	Years ended December 31,

	2019	2018	2017
Consideration from sales	$18,741,779	$12,788,008	$17,492,392
Gross realized gains from sales	511,103	32,672	34,506
Gross realized losses from sales	46,129	30,960	56,354

The proceeds from sales include securities transferred to Protective as part of the Protective transaction (see Note 9 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

			December 31, 2019
	Less than twelve months		Twelve months or longer		Total

		Unrealized		Unrealized		Unrealized
		loss and		loss and		loss and
Bonds:	Fair value	OTTI	Fair value	OTTI	Fair value	OTTI

Industrial and miscellaneous	$435,115	$2,113	$620,988	$36,363	$1,056,103	$38,476
Hybrid securities	12,402	93	116,868	14,739	129,270	14,832
Loan-backed and structured securities	745,246	4,367	585,239	9,796	1,330,485	14,163

Total bonds	$1,192,763	$6,573	$1,323,095	$60,898	$2,515,858	$67,471
Total number of securities in an
unrealized loss position		95		102		197

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

			December 31, 2018

	Less than twelve months		Twelve months or longer		Total
		Unrealized		Unrealized		Unrealized
		loss and		loss and		loss and
Bonds:	Fair value	OTTI	Fair value	OTTI	Fair value	OTTI

U.S. government	$116	$4	$818	$19	$934	$23
U.S. states, territories and possessions	42,429	360	11,365	312	53,794	672
Political subdivisions of states and territories	103,774	1,115	28,604	919	132,378	2,034
Industrial and miscellaneous	6,334,837	235,993	2,763,614	201,312	9,098,451	437,305
Hybrid securities	104,167	13,710	88,517	17,498	192,684	31,208
Loan-backed and structured securities	2,462,938	46,794	1,568,844	53,417	4,031,782	100,211

Total bonds	$9,048,261	$297,976	$4,461,762	$273,477	$13,510,023	$571,453
Total number of securities in an

unrealized loss position		815		475		1,290

Bonds - Total unrealized losses and OTTI decreased by $503,982, or 88%, from December 31, 2018 to December 31, 2019. The decrease in unrealized losses was across all asset classes and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2019 compared to December 31, 2018, as well as a reduction in bonds with unrealized losses as a result of disposals associated with the Protective transaction. See Note 1 and Note 9 for further discussion of the Protective transaction.

Total unrealized losses greater than twelve months decreased by $212,579 from December 31, 2018 to December 31, 2019. Industrial and miscellaneous account for 60%, or $36,363, of the unrealized losses and OTTI greater than twelve months at December 31, 2019. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 16%, or $9,796, of the unrealized losses and OTTI greater than twelve months at December 31, 2019. Of the $9,796 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 95% or $9,277 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 21% and 19% of total invested assets at December 31, 2019 and 2018, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association ("ISDA") Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $68,046 and $36,177 as of December 31, 2019 and 2018, respectively. The Company had pledged collateral related to these derivatives of $5,022 and $0 as of December 31, 2019 and 2018, respectively,

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2019 the fair value of assets that could be required to settle the derivatives in a net liability position was $63,024.

At December 31, 2019 and 2018, the Company had pledged $5,022 and $30,220, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $71,130 and $71,280 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2019 and 2018, the Company had pledged U.S. Treasury bills in the amount of $2,331 and $8,197, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company's OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following tables summarize derivative financial instruments:

		December 31, 2019

		Net
	Notional	book/adjusted
	amount	carrying value (1)	Fair value (2)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$22,300	$—	$8,385
Cross-currency swaps	880,490	35,372	38,370

Total derivatives designated as hedges	902,790	35,372	46,755
Derivatives not designated as hedges:
Interest rate swaps	933,930	2,078	1,487
Futures on equity indices	6,890	545	(17)
Interest rate futures	22,600	1,786	2
Interest rate swaptions	186,550	20	20
Cross-currency swaps	541,142	21,894	20,442

Total derivatives not designated as hedges	1,691,112	26,323	21,934
Total cash flow hedges, and derivatives not designated as hedges	$2,593,902	$61,695	$68,689

(1)The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2)The fair value includes accrued income and expense.

		December 31, 2018

		Net
	Notional	book/adjusted
	amount	carrying value (1)	Fair value (2)
Hedge designation/derivative type:
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$22,300	$—	$6,248
Cross-currency swaps	886,018	55,808	39,109

Total cash flow hedges	908,318	55,808	45,357
Derivatives not designated as hedges:
Interest rate swaps	636,500	(13,645)	(12,775)
Futures on equity indices	137,829	5,920	(786)
Interest rate futures	53,000	2,276	37
Interest rate swaptions	194,330	173	173
Cross-currency swaps	573,703	26,208	24,945

Total derivatives not designated as hedges	1,595,362	20,932	11,594
Total cash flow hedges and derivatives not designated as hedges	$2,503,680	$76,740	$56,951

(1)The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2)The fair value includes accrued income and expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

Net unrealized gain (loss) on derivatives

recognized in surplus

	Year Ended December 31,
	2019	2018	2017
Derivatives not designated as hedging instruments:
Interest rate swaps	$13,954	$(8,039)	$130
Interest rate swaptions	123	198	(54)
Futures on equity indices	(241)	297	(363)
Interest rate futures	(132)	159	48
Cross-currency swaps	(8,396)	32,525	(39,021)

Total	$5,308	$25,140	$(39,260)

Securities lending

Securities with a cost or amortized cost of $296,583 and $47,218, and estimated fair values of $297,018 and $43,425 were on loan under the program at December 31, 2019 and 2018, respectively.

The following table summarizes securities on loan by category:

December 31,	December 31,

2019
Book/adjusted
carrying value	Fair value
2018
Book/adjusted
carrying value	Fair value
Hybrid securities	$2,224	$2,028	$—	$—
Industrial and miscellaneous	15,734	16,365	47,218	43,425
U.S. government	278,625	278,625	—	—

	$296,583	$297,018	$47,218	$43,425

The Company's securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $303,282 and $45,102 as collateral at December 31, 2019 and 2018, respectively. This cash was reinvested into money markets and short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Dollar repurchase agreements

There were no dollar repurchase agreements open at December 31, 2019.

Dollar repurchase agreements with a book/adjusted carrying value of $688,765 at December 31, 2018, was included with bonds in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus. At December 31, 2018, the obligation of $664,650 to repurchase the agreements at a later date was recorded in repurchase agreements liabilities. The following table summarizes the securities underlying the dollar repurchase agreements at December 31, 2018:

		December 31, 2018

Issuer	Book/adjusted	Fair value	Maturity
	carrying value

FHLMC	$66,283	$64,754	1/1/2034
FHLMC	482,628	471,162	1/1/2049
FNMA	35,506	34,925	1/1/2034
FNMA	104,348	101,971	1/1/2049

Total	$688,765	$672,812

The cash collateral of $664,791 related to the dollar repurchase agreement program at December 31, 2018 was primarily reinvested into investment grade corporate securities with a book/adjusted carrying value of $664,791 and fair value of $657,553, with maturities greater than 3 years.

Reverse repurchase agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $3,300 and $11,200 at December 31, 2019 and December 31, 2018, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company's behalf was $3,366 and $11,424 at December 31, 2019 and December 31, 2018, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Restricted assets

The following tables summarize investments on deposit or trust accounts controlled by various state insurance departments in accordance with statutory requirements as well as other deposits and collateral pledged by the Company:

						December 31, 2019

			Gross (Admitted & Non-admitted) Restricted									Percentage
	Total		G/A	Total	S/A Assets		Total			Total		Gross	Admitted
				Separate								(Admitted &	Restricted
	General	Supporting		Account	Supporting		From			Non-	Total	Non-	to Total
Restricted Asset	Account		S/A	(S/A)	G/A		Prior	Increase/		admitted	Admitted	admitted)	Admitted
Category:	(G/A)		Activity	Restricted	Activity	Total	Year	(Decrease)	Restricted Restricted			Restricted to	Assets
Collateral held
under security
lending	$303,282	$	— $	— $	— $	303,282	$45,102	$258,180	$	— $	303,282	0.62%	0.62%
arrangements
Subject to reverse
repurchase
agreements	3,300		—	—	—	3,300	11,200	(7,900)		—	3,300	0.01%	0.01%
Subject to dollar
repurchase
agreements	—		—	—	—	—	688,765	(688,765)		—	—	0.00%	0.00%
On deposit with	4,294		—	—	—	4,294	4,443	(149)		—	4,294	0.01%	0.01%
states
On deposit with
other regulatory	579		—	—	—	579	603	(24)		—	579	0.00%	0.00%
bodies

Pledged as
collateral not
captured in other
categories:
Futures margin	2,330		—	—	—	2,330	8,197	(5,867)		—	2,330	0.01%	0.01%
deposits
Other collateral	—		—	—	—	—	5,320	(5,320)		—	—	0.00%	0.00%
Derivative cash	5,022		—	—	—	5,022	30,220	(25,198)		—	5,022	0.01%	0.01%
collateral
Other restricted	1,218		—	—	—	1,218	1,259	(41)		—	1,218	0.00%	0.00%
assets
Total Restricted
	$320,025	$	— $	— $	— $	320,025	$795,109	$(475,084)	$	— $	320,025	0.66%	0.66%
Assets

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

						December 31, 2018

		Gross (Admitted & Non-admitted) Restricted									Percentage
	Total	G/A	Total	S/A Assets			Total				Gross	Admitted
			Separate						Total Non-	Total	(Admitted &	Restricted
Restricted Asset	General	Supporting	Account	Supporting			From	Increase/			Non-	to Total
	Account	S/A	(S/A)	G/A			Prior		admitted	Admitted	admitted)	Admitted
Category:	(G/A)	Activity	Restricted	Activity	Total		Year	(Decrease)	Restricted	Restricted	Restricted to	Assets
Collateral held
under security
lending
arrangements	$45,102	$—	$—	$—	$45,102	$	— $	45,102	$—	$45,102	0.08%	0.08%
Subject to
repurchase
agreements	—	—	—	—	—		—	—	—	—	0.00%	0.00%
Subject to reverse
repurchase
agreements	11,200	—	—	—	11,200		23,200	(12,000)	—	11,200	0.02%	0.02%
Subject to dollar
repurchase	688,765	—	—	—	688,765		—	688,765	—	688,765	1.23%	1.23%
agreements

On deposit with	4,443	—	—	—	4,443		4,351	92	—	4,443	0.01%	0.01%
states
On deposit with
other regulatory	603	—	—	—	603		627	(24)	—	603	0.00%	0.00%
bodies

Pledged as
collateral not
captured in other
categories:
Futures margin
deposits	8,197	—	—	—	8,197		3,388	4,809	—	8,197	0.02%	0.02%
Other collateral	5,320	—	—	—	5,320		—	5,320	—	5,320	0.01%	0.01%

Derivative cash	30,220	—	—	—	30,220		42,751	(12,531)	—	30,220	0.05%	0.05%
collateral
Other restricted	1,259	—	—	—	1,259		228	1,031	—	1,259	0.00%	0.00%
assets
Total Restricted	$795,109	$—	$—	$—	$795,109		$74,545	$720,564	$—	$795,109	1.42%	1.43%
Assets

Net investment income

The following table summarizes net investment income:

	Years Ended December 31,

	2019	2018	2017

Bonds	$621,993	$822,645	$817,282
Common stock	455	221	425
Mortgage loans	158,678	169,415	164,055
Real estate	27,577	26,557	25,979
Contract loans	200,298	199,507	198,672
Cash, cash equivalents and short-term investments	16,409	4,749	6,556
Derivative instruments	16,915	16,308	16,216
Other invested assets	121,675	125,821	100,134
Miscellaneous	4,462	1,896	4,552

Gross investment income	1,168,462	1,367,119	1,333,871
Expenses	(69,011)	(59,732)	(66,908)

Net investment income	$1,099,451	$1,307,387	$1,266,963

The amount of interest incurred and charged to investment expense during the years ended December 31, 2019, 2018 and 2017 was $33,188, $22,070 and $29,278, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,

	2019	2018	2017
Net realized capital gains (losses), before federal income tax	$574,371	$4,905	$(19,270)
Less: Federal income tax	120,617	1,030	(6,745)

Net realized capital gains (losses), before IMR transfer	453,754	3,875	(12,525)
Net realized capital gains (losses) transferred to IMR, net
of federal income tax of $122,750, ($1,781) and ($7,032), respectively	461,776	(6,701)	(13,060)
Net realized capital gains (losses), net of federal income tax expense (benefit) of
	$(8,022)	$10,576	$535
($2,133), $2,811 and 287, respectively, and IMR transfer

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Year ended December 31,
2019

Reserve as of December 31, 2018	$50,674
Transferred into IMR, net of taxes	461,776
IMR reinsurance release	(512,034)

Balance before amortization	416
Amortization released to Statement of Operations	(8,280)

Reserve as of December 31, 2019 before non-admit	(7,864)
Change in non-admitted asset	(5,858)

Reserve as of December 31, 2019	$(2,006)

Concentrations

The Company had the following bond concentrations based on total invested assets:

Concentration by type

December 31,

Industrial and miscellaneous

Financial services

20192018

51%56%

Concentration by industry

December 31,

20192018

13%14%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $2,693,435 and $4,207,611 as of December 31, 2019 and 2018, respectively. These mortgages were current as of December 31, 2019 and 2018.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2019 and 2018 were 4.70% and 4.61%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2019 and 2018 were 4.05% and 3.51%, respectively.

During 2019 and 2018, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 64% and 69%, respectively.

The balance in the commercial mortgage provision allowance was $745 and $745 as of December 31, 2019 and 2018, respectively. There was no provision activity for the years ended December 31, 2019 and 2018.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

		December 31,
	2019	2018
Multi-family	44%	37%
Industrial	19%	29%
Office	18%	17%
Retail	12%	10%
Other	7%	7%

	100%	100%

	Concentration by geographic area

		December 31,
	2019	2018
Pacific	33%	35%
East North Central	20%	18%
South Atlantic	14%	14%
West South Central	10%	6%
Middle Atlantic	8%	10%
Other	8%	8%
Mountain	7%	9%

	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

				Fair Value Measurements at Reporting Date
Type of financial instrument					December 31, 2019
		Admitted

	Aggregate	assets and				Net Asset	Total
Assets:	fair value	liabilities	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Bonds	$14,409,764	$13,803,525	$—	$14,395,297	$14,467	$—	$14,409,764
Common stock	20,249	20,249	20,249	—	—	—	20,249
Mortgage loans	2,742,188	2,692,690	—	2,742,188	—	—	2,742,188
Real estate	137,700	44,648	—	—	137,700	—	137,700
Cash, cash equivalents and	818,328	818,328	298,720	519,608	—	—	818,328
short-term investments
Contract loans	3,995,291	3,995,291	—	3,995,291	—	—	3,995,291
Other long-term invested assets	128,287	120,934	—	38,070	—	90,217	128,287
Securities lending collateral assets	303,282	303,282	33,164	270,118	—	—	303,282
Collateral under derivative
counterparty collateral	76,212	76,212	76,212	—	—	—	76,212
agreements

Other collateral	504	504	504	—	—	—	504
Receivable for securities	6,853	5,313	—	6,853	—	—	6,853
Derivative instruments	136,753	124,254	3	136,750	—	—	136,753
Separate account assets	25,690,576	25,634,438	13,992,067	11,326,204	—	372,305	25,690,576

Total assets	$48,465,987	$47,639,668	$14,420,919	$33,430,379	$152,167	$462,522	$48,465,987
Liabilities:

Deposit-type contracts	$57,672	$60,296	$—	$57,672	$—	$—	$57,672
Commercial paper	99,900	99,900	—	99,900	—	—	99,900
Payable under securities	303,282	303,282	33,164	270,118	—	—	303,282
lending agreements
Collateral under derivative
counterparty collateral	71,130	71,130	71,130	—	—	—	71,130
agreements

Other collateral	504	504	504	—	—	—	504
Payable for securities	733,150	733,150	—	733,150	—	—	733,150
Derivative instruments	68,064	62,559	19	68,045	—	—	68,064
Separate account liabilities	346,182	346,182	66	346,116	—	—	346,182

Total liabilities	$1,679,884	$1,677,003	$104,883	$1,575,001	$—	$—	$1,679,884

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

				Fair Value Measurements at Reporting Date
Type of financial instrument				December 31, 2018

		Admitted					Net Asset
	Aggregate	assets and					Value	Total
Assets:	fair value	liabilities	(Level 1)	(Level 2)		(Level 3)	(NAV)	(All Levels)

Bonds	$20,688,043	$20,654,118	$—	$20,666,851		$21,192	$—	$20,688,043
Common Stock	35,635	35,635	35,635	—		—	—	35,635
Mortgage loans	4,176,880	4,206,865	—	4,176,880		—	—	4,176,880
Real estate	137,700	38,962	—	—		137,700	—	137,700
Cash, cash equivalents and	228,997	229,003	188,283	40,714		—	—	228,997
short-term investments
Contract loans	4,122,637	4,122,637	—	4,122,637		—	—	4,122,637
Other long-term invested	392,232	338,837	—	319,299		31	72,902	392,232
assets
Securities lending collateral	45,102	45,102	—	45,102		—	—	45,102
assets
Collateral under derivative
counterparty collateral	101,561	101,561	101,561	—		—	—	101,561
agreements

Other Collateral	9,315	9,315	9,315	—		—	—	9,315
Receivable for securities	9,654	9,654	—	9,654		—	—	9,654
Derivative instruments	114,612	115,922	66	114,546		—	—	114,612
Separate account assets	24,639,265	24,654,916	13,236,266	10,975,973		—	427,026	24,639,265

Total assets	$54,701,633	$54,562,527	$13,571,126	$40,471,656		$158,923	$499,928	$54,701,633
Liabilities:

Deposit-type contracts	$196,778	$189,895	$—	$196,778	$	— $	—	$196,778
Commercial paper	98,859	98,859	—	98,859		—	—	98,859
Payable under securities	45,102	45,102	—	45,102		—	—	45,102
lending agreements
Collateral under derivative
counterparty collateral	71,280	71,280	71,280	—		—	—	71,280
agreements
Other collateral	3,995	3,995	3,995	—		—	—	3,995
Payable for securities	11,096	11,096	—	11,096		—	—	11,096
Derivative instruments	57,660	47,378	814	56,846		—	—	57,660
Dollar repurchase agreements	664,650	664,650	—	664,650		—	—	664,650
Separate account liabilities	251,806	251,806	44	251,762		—	—	251,806

Total liabilities	$1,401,226	$1,384,061	$76,133	$1,325,093	$	— $	—	$1,401,226

Bonds and common stock

The fair values for bonds and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds. For low-income housing tax credits, amortized cost approximates fair value.

Limited partnership interests represent the Company's minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair value hierarchy

The following tables present information about the Company's financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

		Fair Value Measurements at Reporting Date
			December 31, 2019

				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Common stock
Mutual funds	$15,545	$—	$—	$—	$15,545
Industrial and miscellaneous	4,704	—	—	—	4,704
Other invested assets
Limited partnerships	—	—	—	90,217	90,217
Derivatives
Interest rate swaps	—	36,516	—	—	36,516
Cross-currency swaps	—	35,457	—	—	35,457
Interest rate swaptions	—	20	—	—	20
Separate account assets (1)	13,935,424	10,123,099	—	372,305	24,430,828
Total assets	$13,955,673	$10,195,092	$—	$462,522	$24,613,287
Liabilities:

Derivatives
Interest rate swaps	$—	$35,029	$—	$—	$35,029
Cross-currency swaps	—	15,015	—	—	15,015
Separate account liabilities (1)	66	346,116	—	—	346,182
Total liabilities	$66	$396,160	$—	$—	$396,226

(1)Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

		Fair Value Measurements at Reporting Date
			December 31, 2018

				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Bonds
Industrial and miscellaneous	$—	$—	$1,275	$—	$1,275
Common stock
Mutual funds	30,969	—	—	—	30,969
Industrial and miscellaneous	4,666	—	—	—	4,666
Other invested assets
Limited partnerships	—	—	—	72,902	72,902
Derivatives
Interest rate swaps	—	8,964	—	—	8,964
Cross-currency swaps	—	39,705	—	—	39,705
Interest rate swaptions	—	173	—	—	173
Separate account assets (1)	13,212,700	9,887,836	—	427,026	23,527,562
Total assets	$13,248,335	$9,936,678	$1,275	$499,928	$23,686,216
Liabilities:

Derivatives
Interest rate swaps	$—	$21,740	$—	$—	$21,740
Cross-currency swaps	—	14,760	—	—	14,760
Separate account liabilities (1)	44	251,762	—	—	251,806
Total liabilities	$44	$288,262	$—	$—	$288,306

(1)Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6. Non-Admitted Assets

The following table summarizes the Company's non-admitted assets:

	December 31, 2019			December 31, 2018

		Non-			Non-
		admitted	Admitted		admitted	Admitted
Type	Asset	asset	asset	Asset	asset	asset

Cash, cash equivalents and short-term investments	818,329	1	818,328	229,434	431	229,003
Other invested assets	403,986	1,095	402,891	607,793	1,006	606,787
Premiums deferred and uncollected	15,273	74	15,199	25,904	109	25,795
Deferred income taxes	205,256	108,053	97,203	340,645	190,148	150,497
Due from parent, subsidiaries and affiliate	118,239	54,644	63,595	94,542	44,435	50,107
Other prepaid assets	22,712	22,712	—	28,150	28,150	—
Capitalized internal use software	37,917	37,917	—	58,658	58,658	—
Furniture, fixtures and equipment	5,095	5,095	—	4,949	4,949	—
Reinsurance recoverable	37,806	—	37,806	8,468	378	8,090
Other assets	499,620	8,788	490,832	507,110	2,539	504,571

Total	$ 2,164,233	$238,379	$ 1,925,854	$ 1,905,653	$330,803	$ 1,574,850

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table summarizes the Company's aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities ("SCA"), except insurance SCA entities as follows:

	December 31, 2019			December 31, 2018

		Non-			Non-
		admitted	Admitted		admitted	Admitted
Type	Asset	asset	asset	Asset	asset	asset

Common stock	$13,537	$—	$13,537	$13,544	$—	$13,544
Other invested assets	156,119	1,095	155,024	143,533	975	142,558

Total	$169,656	$1,095	$168,561	$157,077	$975	$156,102

7. Premiums Deferred and Uncollected

The following table summarizes the Company's ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2019		December 31, 2018

		Net of		Net of
Type	Gross	loading	Gross	loading

Ordinary new business	$—	$—	$427	$221
Ordinary renewal business	16,888	15,199	31,069	25,544
Group life	—	—	32	30

Total	$16,888	$15,199	$31,528	$25,795

8. Business Combination and Goodwill

The Company's goodwill is the result of two types of transactions.

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services ("RPS") large-market recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which is being amortized over 10 years. At December 31, 2019 and 2018, the Company has $23,846 and $28,955, respectively, of admitted goodwill related to this acquisition. During each of the years ended December 31, 2019, 2018 and 2017, the Company recorded $5,109, $5,110 and $5,110, respectively, of goodwill amortization related to this acquisition.

					Admitted goodwill as a
				Amount of goodwill	% of SCA
			Admitted goodwill	amortized for the	book/adjusted carrying
	Cost of acquired	Original amount of	as of December 31,	year ended	value, gross of admitted
Acquisition date	entity	admitted goodwill	2019	December 31, 2019	goodwill

August 29, 2014	$64,169	$51,098	$23,846	$5,109	58.8%

In addition, goodwill that arises as a result of the acquisition of various assumption reinsurance agreements is included in goodwill in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. At December 31, 2019 and 2018, this goodwill was fully amortized. During each of the years ended December 31, 2019, 2018 and 2017, the Company recorded $0, $0 and $977, respectively, of goodwill amortization related to these acquisitions.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000. Effective June 1, 2019, all risks on non-participating policies within the above retention limits were ceded to Protective.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company's most significant reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2019, 2018 and 2017 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
Admitted Assets:
Bonds	$(7,302)
Mortgage loans	(1,288)
Contract loans	(24)
Cash, cash equivalents and short-term investments	722
Other invested assets	(235)
Investment income due and accrued	(89)
Premiums deferred and uncollected	(10)
Reinsurance recoverable	25
Current federal income taxes recoverable	(1)
Deferred income taxes	(21)
Other assets	(3)

Total admitted assets	$(8,226)
Liabilities, capital and surplus:

Liabilities
Aggregate reserves for life policies and contracts	$(8,287)
Aggregate reserves for accident and health policies	(288)
Liability for deposit-type contracts	(127)
Life and accident and health policy and contract claims	(74)
Provision for experience rated refunds	(63)
Interest maintenance reserve	(66)
Other liabilities	(92)
Transfers to Separate Accounts due or accrued	59

Total liabilities	(8,938)
Capital and surplus:

Gross paid in and contributed surplus	712

Total capital and surplus	712

Total liabilities, capital and surplus	$(8,226)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Statutory Statements of Operations
Income:
Premium income and annuity consideration	$(9,147)
Commission and expense allowances on reinsurance ceded	154
Total income
(8,993)
Expenses:

Decrease in aggregate reserves for life and accident health policies and contracts	(8,575)
Total benefits
(8,575)

Net transfers from separate accounts	59
IMR reinsurance release	(512)
Total benefit and expenses
(9,028)
Net gain from operations after dividends to policyholders and before federal income taxes and net

realized capital gains (losses)	35
Federal income tax benefit	(118)

Statutory net income	$153

Statutory Statements of Changes in Capital and Surplus
Statutory net income	$153
Change in net deferred income tax	(21)
Change in surplus as a result of reinsurance	580

Net change in capital and surplus	$712

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner's Annuity Reserve Valuation Method ("CARVM") and the Commissioner's Reserve Valuation Method ("CRVM"), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%
	- Annuity Funds	2.75% to 11.25%
	- Disability	2.50% to 6.00%
Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard
Ordinary ("CSO") tables, and American Experience
	- Annuity Funds	Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant
Mortality ("IAM"), Group Annuity Reserve ("GAR") 94, 1971 and 1983 Group Annuity Mortality
("GAM"), and Annuity 2000
Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2019 and 2018, the Company had $3,925,596 and $3,904,519, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

			December 31, 2019

		Separate	Separate		Percent of
	General	Account with	Account Non-		Total
	Account	Guarantees	Guaranteed	Total	Gross
Subject to discretionary withdrawal:

With market value adjustment	$915,098	$—	$—	$915,098	3.0%
At book value less current surrender	817,144	—	—	817,144	2.7%
charges of 5% or more
At fair value	—	6,358,077	11,528,947	17,887,024	58.0%

Total with adjustment or at market value	1,732,242	6,358,077	11,528,947	19,619,266	63.7%
At book value without adjustment	97,837	—	—	97,837	0.3%
(minimal or no charge adjustment)
Not subject to discretionary withdrawal	11,091,699	—	—	11,091,699	36.0%

Total gross	12,921,778	6,358,077	11,528,947	30,808,802	100.0%
Reinsurance ceded	71,124	—	—	71,124
Total, net	$12,850,654	$6,358,077	$11,528,947	$30,737,678
			December 31, 2018

		Separate	Separate
	General	Account with	Account Non-		Percent of
	Account	Guarantees	Guaranteed	Total	Total Gross
Subject to discretionary withdrawal:

With market value adjustment	$850,240	$—	$—	$850,240	2.8%
At book value less current surrender	779,760	—	—	779,760	2.5%
charges of 5% or more
At fair value	—	6,460,894	11,311,267	17,772,161	57.5%

Total with adjustment or at market value	1,630,000	6,460,894	11,311,267	19,402,161	62.8%
At book value without adjustment	155,150	—	—	155,150	0.5%
(minimal or no charge adjustment)
Not subject to discretionary withdrawal	11,355,177	—	—	11,355,177	36.7%

Total gross	13,140,327	6,460,894	11,311,267	30,912,488	100.0%
Reinsurance ceded	1,479	—	—	1,479

Total, net	$13,138,848	$6,460,894	$11,311,267	$30,911,009

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The withdrawal characteristics of life reserves are as follows:

				December 31, 2019

		General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal,		Account	Cash Value	Reserve	Account	Cash Value	Reserve
		Value			Value
surrender values, or policy loans:

Universal life		$6,618,888	$6,617,437	$6,595,652	—	—	—
Other permanent cash value life		—	6,949,889	7,306,841	—	—	—
insurance
Variable universal life		240,230	243,868	244,301	7,063,894	7,063,894	7,063,894
Not subject to discretionary withdrawal
or no cash values:
Term policies without cash value		N/A	N/A	164,921	—	—	—
Accidental death benefits		N/A	N/A	1,195	—	—	—
Disability - active lives		N/A	N/A	1,078	—	—	—
Disability - disabled lives		N/A	N/A	126,059	—	—	—
Miscellaneous reserves		N/A	N/A	29,945	—	—	—

Total, gross		6,859,118	13,811,194	14,469,992	7,063,894	7,063,894	7,063,894
Reinsurance ceded		6,859,118	7,330,812	7,621,851	—	—	—

Total, net of reinsurance ceded	$	— $	6,480,382	$6,848,141	$7,063,894	$7,063,894	$7,063,894

December 31, 2018

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal life

Other permanent cash value life insurance

Variable universal life

Not subject to discretionary withdrawal or no cash values:

General Account

Account	Cash Value	Reserve
Value

6,334,915	6,333,521	6,361,629
—	7,397,702	7,706,654
199,833	202,859	203,219

Separate Account - Nonguaranteed

Account	Cash Value	Reserve
Value

—	—	—
—	—	—
5,628,768	5,628,768	5,628,768
Term policies without cash value	N/A	N/A	192,492	—	—	—
Accidental death benefits	N/A	N/A	1,267	—	—	—
Disability - active lives	N/A	N/A	1,184	—	—	—
Disability - disabled lives	N/A	N/A	135,415	—	—	—
Miscellaneous reserves	N/A	N/A	69,467	—	—	—

Total, gross	6,534,748	13,934,082	14,671,327	5,628,768	5,628,768	5,628,768
Reinsurance ceded	—	—	119,159	—	—	—

Total, net of reinsurance ceded	$ 6,534,748	$13,934,082	14,552,169	$ 5,628,768	$5,628,768	$5,628,768

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2019	2018

Balance, January 1, net of reinsurance of $19,082 and $25,283	$247,529	$243,517
Incurred related to:
Current year	9,941	38,844
Prior year	(217,477)	6,634

Total incurred	(207,536)	45,478
Paid related to:
Current year	(9,807)	(10,375)
Prior year	(29,392)	(31,091)

Total paid	(39,199)	(41,466)
Balance, December 31, net of reinsurance of $284,531 and $19,082	$794	$247,529

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has increased (decreased) by ($217,477) and $6,634 during the years ended December 31, 2019 and 2018, respectively. The change in the current year was primarily due to the Protective transaction.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor's Ratings Services and a rating of P-1 by Moody's Investors Service, each being the highest rating available. The Company's issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company's liquidity.

The following table provides information regarding the Company's commercial paper program:

		December 31,
	2019		2018
Face value		$99,900		$98,859
Carrying value		$99,900		$98,859
Interest expense paid		$2,874		$1,746
Effective interest rate	1.8%	- 2.1%	2.5%	- 2.7%
Maturity range (days)	13	- 24	16	- 25

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•Individual Annuity Product

•Group Annuity Product

•Variable Life Insurance Product

•Hybrid Ordinary Life Insurance Product

•Individual Indexed-Linked Annuity Product

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•Individual Annuity

•Group Annuity

•Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•Hybrid Ordinary Life Insurance Product

•Group Annuity - Custom Stable Value Asset Funds

•Variable Life Insurance Product

•Individual Indexed-Linked Annuity Product

The Company's separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds.

Some assets within each of the Company's separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

At December 31, 2019 and 2018, the Company's separate account assets that are legally insulated from the general account claims are $25,632,375 and $24,652,973.

As of December 31, 2019 and 2018, $11,266,373 and $0, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,649, $11,608, $12,581, $12,961 and $12,542 for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant's account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants' distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund's securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder's account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

The following tables provide information regarding the Company's separate accounts:

	Year Ended December 31, 2019

	Non-indexed
	guaranteed less	Non-guaranteed
	than/equal to 4%	separate account	Total

Premiums, considerations or deposits	$528,618	$1,274,716	$1,803,334
Reserves

For accounts with assets at:
Fair value	$7,315,010	$16,440,747	$23,755,757
Amortized cost	1,168,009	—	1,168,009

Total reserves	$8,483,019	$16,440,747	$24,923,766
By withdrawal characteristics:
At fair value	$7,315,010	$16,440,747	$23,755,757
At book value without fair value adjustment and with current	1,168,009	—	1,168,009
surrender charge less than 5%
Total subject to discretionary withdrawals	$8,483,019	$16,440,747	$24,923,766

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

	Year Ended December 31, 2018

	Non-indexed
	guaranteed less	Non-guaranteed
	than/equal to 4%	separate account	Total

Premiums, considerations or deposits	$721,339	$1,900,171	$2,621,510
Reserves

For accounts with assets at:
Fair value	$7,286,636	$15,682,027	$22,968,662
Amortized cost	1,107,812	—	1,107,812

Total reserves	$8,394,448	$15,682,027	$24,076,474
By withdrawal characteristics:
At fair value	$7,286,636	$15,682,027	$22,968,663
At book value without fair value adjustment and with current	1,107,812	—	1,107,812
surrender charge less than 5%
Total subject to discretionary withdrawals	$8,394,448	$15,682,027	$24,076,475

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,

	2019	2018	2017
Transfers as reported in the Summary of Operations of the separate account statement:
Transfers to separate accounts	$1,803,334	$2,621,510	$2,449,357
Transfers from separate accounts	(4,226,616)	(5,198,817)	(4,417,525)

Net transfers from separate accounts	(2,423,282)	(2,577,307)	(1,968,168)
Reconciling adjustments:
Net transfer of reserves to separate accounts	1,203,800	1,464,314	1,023,384
Miscellaneous other	836	528	140
CARVM allowance reinsured	70,071	—	$—
Reinsurance	(179,568)	—	$—

Net transfers as reported in the Statements of Operations	$(1,328,143)	$(1,112,465)	$(944,644)

14. Capital and Surplus, Dividend Restrictions, and Other Matters

The payment of principal and interest under all surplus notes can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations.

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The surplus note bears interest at the rate of 6.675% and was due November 14, 2034. On December 9, 2019 the Company used proceeds from the ceding commission earned on the Protective transaction to redeem the surplus note balance in full. The carrying amount of the surplus note was $0 and $194,558 at December 31, 2019 and 2018, respectively. Interest paid on the note was $13,016 for each of the the years ended December 31, 2019, 2018 and 2017, respectively, bringing total interest paid from inception to December 31, 2019 to $195,243. The amount of unapproved principal and interest was $0 at December 31, 2019 and 2018.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

On May 19, 2006, the Company issued a surplus note in the face amount and carrying amount of $333,400 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. Initially, the surplus note bore interest at the rate of 7.203% per annum, and was payable on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then current three-month London Interbank Offering Rate. The carrying amount of the surplus note was $0 at December 31, 2019 and 2018. The surplus note became redeemable by the company at the principal amount plus any accrued and unpaid interest after May 16, 2016. On June 15, 2018, this surplus note was redeemed in full. Interest paid on the note was $0, $0 and $12,721 for the years ended December 31, 2019, 2018 and 2017, respectively, bringing total interest paid from inception to December 31, 2019 to $262,875. The amount of unapproved principal and interest was $0 at December 31, 2019 and 2018.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Interest paid on the note during 2019, 2018 and 2017 amounted to $420, $420 and $2, respectively, bringing total interest paid from inception to December 31, 2019 to $842. The amount of unapproved principal and interest was $0 at December 31, 2019.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Interest paid on the note during 2019 and 2018 amounted to $16,899 and $10,515, respectively, bringing total interest paid from inception to December 31, 2019 to $27,414. The amount of unapproved principal and interest was $0 at December 31, 2019.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap gain will be amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2019, 2018 and 2017 amounted to $1,330, $998 and $0, respectively bringing the total amortization from inception to December 31, 2019 amounted to $2,329, leaving an unamortized balance of $37,593 in surplus as part of the surplus note amounts.

Interest paid to GWL&A Financial attributable to these surplus notes, was $30,335, $30,819 and $25,739 for the years ended December 31, 2019, 2018 and 2017, respectively.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may pay an amount less than $144,176 of dividends during the year ended December 31, 2020, without the prior approval of the Colorado Insurance Commissioner. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non- cumulative and paid as determined by the Board of Directors, subject to the limitations described above. During the years ended December 31, 2019, 2018, and 2017 the Company paid dividends to GWL&A Financial Inc, totaling $639,801, $152,295, and $145,301 respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,

	2019	2018
Unrealized gains (losses)	$210,179	$152,801
Non-admitted assets	(238,379)	(330,803)
Asset valuation reserve	(194,032)	(204,393)
Provision for reinsurance	(17)	(17)
Separate account business	(1,505)	(1,076)

Risk-based capital ("RBC") is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset (liability):

	December 31, 2019			December 31, 2018				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$224,934	$—	$224,934	$368,917	$2,793	$371,710	$(143,983)	$(2,793)	$(146,776)
Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	224,934	—	224,934	368,917	2,793	371,710	(143,983)	(2,793)	(146,776)
Deferred tax assets non-admitted	(109,435)	1,382	(108,053)	(189,578)	(570)	(190,148)	80,143	1,952	82,095

Net admitted deferred tax asset	115,499	1,382	116,881	179,339	2,223	181,562	(63,840)	(841)	(64,681)
Gross deferred tax liabilities	(18,296)	(1,382)	(19,678)	(31,065)	—	(31,065)	12,769	(1,382)	11,387

Net admitted deferred tax asset	$97,203	$—	$97,203	$148,274	$2,223	$150,497	$(51,071)	$(2,223)	$(53,294)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

(a)Federal income taxes paid in prior years recoverable through loss carrybacks

(b)Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)

(i)Adjusted gross deferred tax assets expected to be realized following the balance sheet date

(ii)Adjusted gross deferred tax assets expected allowed per limitation threshold

(c)Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities

Total deferred tax assets admitted as a result of the application of SSAP No. 101

December 31, 2019			December 31,	2018			Change

Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
$ — $	— $	— $	— $	2,224	$2,224	$—	$ (2,224)	$(2,224)
97,203	—	97,203	148,274	—	148,274	(51,071)	—	(51,071)
97,203	—	97,203	148,274	—	148,274	(51,071)	—	(51,071)
—	—	201,129	—	—	175,682	—	—	25,447
18,296	1,382	19,678	31,065	—	31,065	(12,769)	1,382	(11,387)

$ 115,499	$1,382	$ 116,881	$ 179,339	$2,224	$ 181,563	$ (63,840)	$(842)	$(64,682)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2019	2018

Ratio percentage used to determine recovery period and threshold limitation amount	1,247.01%	867.76%
Amount of adjusted capital and surplus used to determine recovery period and threshold	$1,340,863	$1,171,212
limitation

The following table presents the impact of tax planning strategies:

Adjusted gross deferred tax asset

%of adjusted gross deferred tax asset by character attributable to tax planning strategies

Net admitted adjusted gross deferred tax assets

%of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies

December 31, 2019		December 31, 2018		Change

Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
$224,934	$—	$368,917	$2,793	$(143,983)	$(2,793)
—%	—%	—%	—%	—%	—%
$115,499	$1,382	$179,339	$2,224	$(63,840)	$(842)
—%	—%	—%	—%	—%	—%

The Company's tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2019	2018	Change
Current income tax	$(98,474)	$(17,604)	$(80,870)
Federal income tax on net capital gains	120,618	1,030	119,588

Total	$22,144	$(16,574)	$38,718

	Year Ended December 31,

	2018	2017	Change
Current income tax	$(17,604)	$50,584	$(68,188)
Federal income tax on net capital gains	1,030	(6,744)	7,774

Total	$(16,574)	$43,840	$(60,414)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,

Deferred income tax assets:	2019	2018	Change
Ordinary:
Reserves	$33,451	$80,303	$(46,852)
Investments	2,025	4,374	(2,349)
Deferred acquisition costs	—	76,759	(76,759)
Provision for dividends	2,334	3,399	(1,065)
Fixed assets	3,320	3,264	56
Compensation and benefit accrual	23,408	20,890	2,518
Receivables - non-admitted	16,568	13,991	2,577
Tax credit carryforward	114,265	131,409	(17,144)
Other	29,563	34,527	(4,964)

Total ordinary gross deferred tax assets	224,934	368,916	(143,982)
Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	224,934	368,916	(143,982)
Non-admitted ordinary deferred tax assets	(109,435)	(189,578)	80,143

Admitted ordinary deferred tax assets	115,499	179,338	(63,839)
Capital:			—
Investments	—	2,793	(2,793)

Total capital gross deferred tax assets	—	2,793	(2,793)
Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	2,793	(2,793)
Non-admitted capital deferred tax assets	1,382	(569)	1,951

Admitted capital deferred tax assets	1,382	2,224	(842)
Total admitted deferred tax assets	$116,881	$181,562	$(64,681)
Deferred income tax liabilities:

Ordinary:
Investments	$—	$—	$—
Premium receivable	(3,192)	(5,417)	2,225
Policyholder Reserves	(14,089)	(17,644)	3,555
Experience Refunds	—	(5,079)	5,079
Other	(1,015)	(2,925)	1,910

Total ordinary deferred tax liabilities	(18,296)	(31,065)	12,769
Capital
Investments	$(1,382)	$—	$(1,382)

Total capital deferred tax liabilities	(1,382)	—	(1,382)

Total deferred tax liabilities	$(19,678)	$(31,065)	$11,387
Net admitted deferred income tax asset	$97,203	$150,497	$(53,294)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,

	2019	2018	Change
Total deferred income tax assets	$224,934	$371,710	$(146,776)
Total deferred income tax liabilities	(19,678)	(31,065)	11,387

Net deferred income tax asset	$205,256	$340,645	(135,389)
Tax effect of unrealized capital gains (losses)			7,108
Other surplus			(1,119)

Change in net deferred income tax			$(129,400)
	December 31,

	2018	2017	Change
Total deferred income tax assets	$371,710	$404,711	$(33,001)
Total deferred income tax liabilities	(31,065)	(22,523)	(8,542)

Net deferred income tax asset	$340,645	$382,188	(41,543)
Tax effect of unrealized capital gains (losses)			(260)
Other surplus			1,071

Change in net deferred income tax			$(40,732)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes. The significant items causing this difference are as follows:

		December 31,
	2019	2018	2017
Income tax expense at statutory rate	$61,396	$60,337	$77,023
Federal tax rate change	—	—	132,029
Earnings from subsidiaries	(22,849)	(22,003)	(28,875)
Swap gain on debt refinancing	—	8,175	—
Ceding commission from Protective, net of transaction expenses	112,889	—	—
Dividend received deduction	(6,161)	(6,657)	(7,992)
Tax adjustment for interest maintenance reserve	(1,739)	(5,221)	(7,716)
Interest maintenance reserve release on Protective transaction	(107,527)	—	—
Prior year adjustment	(1,695)	(4,124)	(1,881)
Tax effect on non-admitted assets	3,425	(3,476)	2,291
Tax credits	(3,660)	(2,901)	(908)
Income tax (benefit) on realized capital gain (loss)	120,618	1,030	(6,744)
Tax contingency	1,129	(607)	359
Other	(4,282)	(395)	(3,219)

Total	$151,544	$24,158	$154,367
	2019	2018	2017
Federal income taxes incurred	$22,144	$(16,574)	$43,839
Change in net deferred income taxes	129,400	40,732	110,528

Total income taxes	$151,544	$24,158	$154,367

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

As of December 31, 2019, the Company had no operating loss carryforwards.

As of December 31, 2019, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $114,265. These credits will begin to expire in 2030.

As of December 31, 2019, the Company has foreign tax credit carryforwards of $107. These credits will begin to expire in 2028.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2019	$132,977
Year Ended December 31, 2018	4,146
Year Ended December 31, 2017	13,328

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company's federal income tax return is consolidated with the following entities (the "U.S. Consolidated Group"):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

The Company, GWL&A NY and GWSC ("GWLA Subgroup") are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables ("Tax Sharing Agreement") among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service ("I.R.S.").

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets ("SSAP No. 5R") as modified by SSAP No. 101. As of December 31, 2019 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2019 and 2018, the Company recognized approximately $1,129 and $607 of expense and benefit, respectively, from interest and penalties related to the uncertain tax positions. The Company had $1,443 and $314 accrued for the payment of interest and penalties at December 31, 2019 and 2018, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by the I.R.S. for years 2014 and prior. These exceptions include loss and credit carryforwards and refund claims. The Company's parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2012 with respect to foreign tax credit refund claims. Tax years 2015 through 2018 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2019 and December 31, 2018 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company sponsors an unfunded Post-Retirement Medical Plan (the "Medical Plan") that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company's Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement		Supplemental Executive		Total
	Medical Plan		Retirement Plan
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018	2019	2018
Change in projected benefit obligation:
Benefit obligation, January 1	$19,539	$19,329	$37,562	$40,921	$57,101	$60,250
Service cost	1,435	1,425		—	1,435	1,425
Interest cost	825	703	1,510	1,357	2,335	2,060
Actuarial (gain) loss	2,059	(1,511)	4,109	(2,316)	6,168	(3,827)
Regular benefits paid	(1,162)	(407)	(2,380)	(2,400)	(3,542)	(2,807)
Amendment	—	—	—	—	—	—
Benefit obligation and underfunded
	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101
status, December 31

Accumulated benefit obligation	$22,696	$19,539	$40,801	$37,562	$63,497	$57,101
	Post-Retirement		Supplemental Executive		Total
	Medical Plan		Retirement Plan
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2019	2018	2019	2018	2019	2018
Change in plan assets:
Value of plan assets, January 1	$—	$—	$—	$—	$—	$—
Employer contributions	1,162	407	2,380	2,400	3,542	2,807
Regular benefits paid	(1,162)	(407)	(2,380)	(2,400)	(3,542)	(2,807)

Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company's Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement		Supplemental Executive		Total
	Medical Plan		Retirement Plan
	December 31,		December 31,		December 31,
	2019	2018	2019	2018	2019	2018
Amounts recognized in the Statutory
Statements of Admitted Assets,
Liabilities, Capital and Surplus:
Accrued benefit liability	$(22,224)	$(20,534)	$(39,470)	$(40,091)	$(61,694)	$(60,625)
Liability for pension benefits	(472)	995	(1,331)	2,529	(1,803)	3,524

Total other liabilities	$(22,696)	$(19,539)	$(40,801)	$(37,562)	$(63,497)	$(57,101)
Unassigned surplus (deficit)	$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company's Post- Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement		Supplemental Executive		Total
	Medical Plan		Retirement Plan
	December 31,		December 31,		December 31,
	2019	2018	2019	2018	2019	2018
Unrecognized net actuarial gain (loss)	$2,869	$5,152	$(732) $	3,428	$2,137	$8,580
Unrecognized prior service cost	(3,341)	(4,157)	(599)	(899)	(3,940)	(5,056)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company's Post-Retirement Medical and Supplemental Executive Retirement plans:

Items not yet recognized as component of net periodic cost on January 1, Prior service cost recognized in net periodic cost

(Gain) loss recognized in net periodic cost

Gain (loss) arising during the year

Items not yet recognized as component of net periodic cost on December 31

Post-Retirement		Supplemental Executive		Total
Medical Plan		Retirement Plan
Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
2019	2018	2019	2018	2019	2018
$995	$(1,251)	$2,529	$(66)	$3,524	$(1,317)
817	817	299	324	1,116	1,141
(225)	(82)	(50)	(45)	(275)	(127)
(2,059)	1,511	(4,109)	2,316	(6,168)	3,827

$(472)	$995	$(1,331)	$2,529	$(1,803)	$3,524

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2020:

		Supplemental
	Post-Retirement	Executive
	Medical Plan	Retirement Plan	Total

Net actuarial gain	$(41)	$(29)	$(70)
Prior service cost	817	300	1,117

The expected benefit payments for the Company's Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

						2025
	2020	2021	2022	2023	2024	through
						2029

Post-retirement medical plan	$916	$1,003	$1,065	$1,153	$1,165	$7,183
Supplemental executive retirement plan	2,567	2,542	10,252	5,746	2,171	8,743

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

Components of net periodic cost (benefit):

Service cost Interest cost

Amortization of unrecognized prior service cost

Amortization of gain from prior periods

Net periodic cost

Post-Retirement			Supplemental Executive				Total
Medical Plan			Retirement Plan
Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
2019	2018	2017	2019	2018	2017	2019	2018	2017
$1,435	$1,425	$1,457	$—	$—	$(16)	$1,435	$1,425	$1,441
825	703	758	1,510	1,356	1,620	2,335	2,059	2,378
817	817	587	299	324	501	1,116	1,141	1,088
(225)	(82)	(33)	(50)	(45)	(54)	(275)	(127)	(87)

$2,852	$2,863	$2,769	$1,759	$1,635	$2,051	$4,611	$4,498	$4,820

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2019 and 2018:

	Post-Retirement Medical Plan

		December 31,
	2019	2018
Discount rate	3.16%	4.34%
Initial health care cost trend	6.00%	6.25%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024
	Supplemental Executive Retirement Plan

		December 31,
	2019	2018
Discount rate	2.98%	4.16%
Rate of compensation increase	N/A	N/A

During 2019, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2019).

During 2018, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2018).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,
	2019	2018
Discount rate	4.34%	3.63%
Initial health care cost trend	6.25%	6.50%
Ultimate health care cost trend	5.00%	5.00%
Year ultimate trend is reached	2024	2024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,
	2019	2018
Discount rate	4.16%	3.43%
Rate of compensation increase	N/A	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage	One percentage
	point increase	point decrease
Increase (decrease) on total service and interest cost on components	$365	$(305)
Increase (decrease) on post-retirement benefit obligations	3,002	(2,559)

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company's share of net expense for the pension plan was $14,842, $3,057 and $0 during the years ended December 31, 2019, 2018 and 2017.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Amounts withheld or retained by company as agent or trustee in the accompanying statutory financial statements, are $41,792 and $35,588 at December 31, 2019 and 2018, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service ("IRS"). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $24,955, $11,935 and $8,713 in expense related to this plan for the years ended December 31, 2019, 2018 and 2017, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the "Lifeco plan") that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company's financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan ("PSU plan") for officers and employees of the Company. Under the PSU plan, "performance share units" are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the

20trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2019	2018	2017
Lifeco Stock Plan	$899	$768	$1,451
Performance Share Unit Plan	15,458	5,388	7,207

Total compensation expense	$16,357	$6,156	$8,658
Income tax benefits	$3,414	$1,243	$2,831

During the year ended December 31, 2019, 2018 and 2017, the Company had ($67), $26 and $769 respectively, income tax (expense) benefits realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31,

2019 and the expected weighted average period over which these expenses will be recognized:

	Expense		Weighted average
			period (years)
Lifeco Stock Plan		$1,303	1.8
Performance Share Unit Plan		5,345	2.3

Equity Award Activity

During the year ended December 31, 2019, Lifeco granted 666,600 stock options to employees of the Company. These stock options vest over four year periods ending in 2023. Compensation expense of $1,549 will be recognized in the Company's financial statements over the vesting period of these stock options using the accelerated method of recognition.

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

			Weighted average

			Remaining
	Shares under	Exercise price	contractual	Aggregate
	option	(Whole dollars)	term (Years)	intrinsic value (1)
Outstanding, January 1, 2019	3,649,786	$23.32
Granted	666,600	23.29
Exercised	(779,872)	20.48
Cancelled and expired	(86,384)	24.04

Outstanding, December 31, 2019	3,450,130	25.03	6.2	$4,931
Vested and expected to vest, December 31, 2019	3,450,130	25.03	6.2	4,931
Exercisable, December 31, 2019	2,121,651	24.83	5.1	3,592

(1)The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2019 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2019	2018	2017
Weighted average fair value of options granted	$2.32	$0.95	$2.75
Intrinsic value of options exercised (1)	3,282	345	2,869
Fair value of options vested	1,358	1,115	2,203

(1)The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2019, 2018 and 2017 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2019	2018	2017
Dividend yield	5.46%	4.55%	3.98%
Expected volatility	19.68%	9.01%	13.99%
Risk free interest rate	1.83%	2.03%	1.25%
Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2019	911,067
Granted	572,238
Forfeited	(41,778)
Paid	(285,143)

Outstanding, December 31, 2019	1,156,384
Vested and expected to vest, December 31, 2019	1,156,384

The cash payment in settlement of the Performance Share Unit Plan units was $5,815, $4,104 and $3,398 for the years ended December 31, 2019, 2018 and 2017, respectively.

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were (1)%, 1%, and 6% of total individual life insurance premiums earned during the years ended December 31, 2019, 2018 and 2017 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $23,461, $31,276 and $38,782 to its policyholders during the years ended December 31, 2019, 2018 and 2017, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company's revenues during the year ended December 31, 2019. In addition, the Company is not dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company's estimated future contractual obligations:

			Payment due by period

	2020	2021	2022	2023	2024	Thereafter	Total
Surplus notes - principal (1)	$—	$—	$—	$—	$—	$358,218	$358,218
Surplus notes - interest (2)	17,319	17,319	17,319	17,319	17,319	398,385	484,980
Investment purchase obligations (3)	131,651	—	—	—	—	—	131,651
Operating leases (4)	8,120	5,128	3,314	2,817	2,841	34,828	57,048
Other liabilities (5)	33,445	16,747	24,121	12,658	7,461	80,351	174,783
Total	$190,535	$39,194	$44,754	$32,794	$27,621	$871,782	$1,206,680

(1)Surplus notes principal - Represents contractual maturities of principal due to the Company's parent, GWL&A Financial, under the terms of two long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company's Statement of Admitted Assets, Liabilities, Capital and Surplus because of the $37,593 of unamortized debt modification gain as discussed in Footnote 14.

(2)Surplus notes interest - Both surplus notes now bear interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2019 and do not consider the impact of future interest rate changes.

(3)Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2019 and 2018 were $131,651 and $136,396, of which $120,990 and $104,286 were related to limited partnership interests, respectively. All unfunded commitments at December 31, 2019 and 2018 were due within one year.

(4)Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company's operating lease obligations. Rent expense for the years ended December 31, 2019, 2018 and 2017 were $33,473, $27,768 and $28,244 respectively.

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•Expected benefit payments for the Company's post-retirement medical plan and supplemental executive retirement plan through 2027

•Unrecognized tax benefits

•Miscellaneous purchase obligations to acquire goods and services

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

•Sport partner sponsorship payments

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility has an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,022,680, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2019 and 2018. At December 31, 2019 and 2018 there were no outstanding amounts related to the current and prior credit facilities.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2019 and 2018, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company's business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company's financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The liabilities transferred and ceding commission received at the closing of the Protective transaction are subject to future adjustments. In October 2019, Protective Life provided the Company with its listing of proposed adjustments with respect to the liabilities transferred. In December 2019, the Company formally objected to these proposed adjustments. The Master Transaction Agreement requires the parties to attempt to resolve these differences in an informal manner and that process is ongoing. Based on the information presently known, it is difficult to predict the outcome of this matter with certainty, but this matter is not expected to materially impact the financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company's financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2019 and 2018 for obligations under the guarantee.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements (In Thousands, Except Share Amounts)

21. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company's statutory financial statements through April 3, 2020, the date on which they were issued. Effective January 1, 2020, the Company i) transferred substantially all of its employees to a wholly-owned subsidiary, Empower Retirement, LLC, and ii) entered into several new agreements with Empower Retirement, LLC and certain other wholly-owned subsidiaries. Pursuant to these new affiliate agreements, Empower Retirement, LLC will provide all employees and services required by the Company to operate its business and will be reimbursed by the Company for expenses incurred in connection with providing such employees and services.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Company's performance. Since December 31, 2019, the equity and financial markets have experienced extreme volatility and interest rates have continued to decline due to the COVID-19 pandemic. The operational and financial risk due to current market fluctuations is being kept under review and monitored by management; however, the Company is unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FutureFunds Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement for the Year Ended December 31, 2019 and Report of Independent Registered Public Accounting Firm

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	ALGER
	BALANCED
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,178,467	$
Investment income due and accrued
Receivable for investments sold	7,246
Purchase payments receivable	14
Due from Great West Life & Annuity Insurance Company
Total assets	1,185,727
LIABILITIES:
Payable for investments purchased
Redemptions payable	7,260
Due to Great West Life & Annuity Insurance Company	176
Total liabilities	7,436
NET ASSETS	$1,178,291	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,178,291	$
Contracts in payout phase
NET ASSETS	$1,178,291	$

ACCUMULATION UNITS OUTSTANDING	51,202
UNIT VALUE (ACCUMULATION)	$23.01	$

(1) Cost of investments:	$1,169,342	$
Shares of investments:	75,014
	AMERICAN	AMERICAN
	CENTURY	CENTURY	AMERICAN
ALGER MID CAP	INVESTMENTS	INVESTMENTS	FUNDS THE	ARTISAN
GROWTH	EQUITY INCOME	INCOME &	GROWTH FUND	INTERNATIONAL
PORTFOLIO	FUND	GROWTH FUND	OF AMERICA	FUND
11,877,970	$15,859,780	$314,526	$12,155,994	$14,893,510
4,490	9,723		1,562	3,281

11,882,460	15,869,503	314,526	12,157,556	14,896,791
4,490	9,723		1,562	3,281
1,404	1,580	32	1,273	1,349
5,894	11,303	32	2,835	4,630
11,876,566	$15,858,200	$314,494	$12,154,721	$14,892,161

11,876,566	$15,858,200	$314,494	$12,154,721	$14,892,161

11,876,566	$15,858,200	$314,494	$12,154,721	$14,892,161

344,343	352,124	12,265	417,075	712,129
34.49	$45.04	$25.64	$29.14	$20.91

9,153,029	$15,311,979	$259,167	$10,768,121	$13,110,287
523,489	1,739,011	8,090	242,780	447,790
The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	CLEARBRIDGE
	VALUE TRUST
ASSETS:
Investments at fair value (1)	$1,134,984	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company
Total assets	1,134,984
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	158
Total liabilities	158
NET ASSETS	$1,134,826	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,134,826	$
Contracts in payout phase
NET ASSETS	$1,134,826	$

ACCUMULATION UNITS OUTSTANDING	58,553
UNIT VALUE (ACCUMULATION)	$19.38	$

(1) Cost of investments:	$579,139	$
Shares of investments:	11,280
COLUMBIA
VARIABLE
PORTFOLIO -
COLUMBIA	ASSET	DAVIS NEW	FEDERATED	FIDELITY VIP
SELECT MID CAP	ALLOCATION	YORK VENTURE	EQUITY INCOME	CONTRAFUND
VALUE FUND	FUND	FUND	FUND, INC	PORTFOLIO
3,681,011	$59,424	$3,886,878	$2,781,705	$43,793,767
		832		1,279
1,256		52	771	804

3,682,267	59,424	3,887,762	2,782,476	43,795,850
1,256			348
		884	423	2,083
221	6	353	307	4,455
1,477	6	1,237	1,078	6,538
3,680,790	$59,418	$3,886,525	$2,781,398	$43,789,312

3,680,790	$59,418	$3,886,525	$2,781,398	$43,789,312

3,680,790	$59,418	$3,886,525	$2,781,398	$43,789,312

171,914	2,018	172,137	131,675	901,795
21.41	$29.44	$22.58	$21.12	$48.56

3,978,567	$47,183	$3,938,525	$2,836,364	$37,272,306
327,201	3,723	130,564	126,040	1,178,202
The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FIDELITY VIP
	GROWTH
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$80,472,796	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	10,573
Due from Great West Life & Annuity Insurance Company
Total assets	80,483,369
LIABILITIES:
Payable for investments purchased	9,197
Redemptions payable	1,376
Due to Great West Life & Annuity Insurance Company	10,323
Total liabilities	20,896
NET ASSETS	$80,462,473	$
NET ASSETS REPRESENTED BY:

Accumulation units	$80,462,473	$
Contracts in payout phase
NET ASSETS	$80,462,473	$

ACCUMULATION UNITS OUTSTANDING	1,313,416
UNIT VALUE (ACCUMULATION)	$61.26	$

(1) Cost of investments:	$52,741,820	$
Shares of investments:	1,017,484
FRANKLIN	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST
SMALL-MID CAP	AGGRESSIVE	ARIEL MID CAP	BOND INDEX	CONSERVATIVE
GROWTH FUND	PROFILE FUND	VALUE FUND	FUND	PROFILE FUND
28,057	$39,861,358	$42,935,038	$19,039,949	$25,883,128
	72,044	1,787	4,242	1,676

28,057	39,933,402	42,936,825	19,044,191	25,884,804
	72,044	1,787	3,709	1,676
			533
3	2,415	5,704	1,354	1,201
3	74,459	7,491	5,596	2,877
28,054	$39,858,943	$42,929,334	$19,038,595	$25,881,927

28,054	$39,858,943	$42,929,334	$19,038,595	$25,881,927

28,054	$39,858,943	$42,929,334	$19,038,595	$25,881,927

1,270	3,293,534	559,207	914,569	2,354,476
22.09	$12.10	$76.77	$20.82	$10.99

28,187	$45,572,381	$43,497,706	$17,999,528	$26,650,661
857	6,688,147	26,021,235	1,312,195	3,288,835
The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	GOVERNMENT
	MONEY MARKET
	FUND
ASSETS:
Investments at fair value (1)	$34,997,005	$
Investment income due and accrued	1,180
Receivable for investments sold
Purchase payments receivable	280,344
Due from Great West Life & Annuity Insurance Company	23,764
Total assets	35,302,293
LIABILITIES:
Payable for investments purchased	280,171
Redemptions payable	173
Due to Great West Life & Annuity Insurance Company	4,004
Total liabilities	284,348
NET ASSETS	$35,017,945	$
NET ASSETS REPRESENTED BY:

Accumulation units	$34,982,559	$
Contracts in payout phase	35,386
NET ASSETS	$35,017,945	$

ACCUMULATION UNITS OUTSTANDING	2,145,668
UNIT VALUE (ACCUMULATION)	$16.30	$

(1) Cost of investments:	$34,997,005	$
Shares of investments:	34,997,005
GREAT-WEST
LARGE CAP
GREAT-WEST	VALUE FUND	GREAT-WEST	GREAT-WEST	GREAT-WEST
INTERNATIONAL	INVESTOR II	LIFETIME 2015	LIFETIME 2025	LIFETIME 2035
VALUE FUND	CLASS	FUND	FUND	FUND
26,173,472	$48,718,325	$4,434,781	$8,216,887	$7,535,884
33,414
584	91,333	6,810	2,971	1,875

26,207,470	48,809,658	4,441,591	8,219,858	7,537,759
	91,333	6,810	2,971	1,875
33,998
2,928	6,430	407	788	469
36,926	97,763	7,217	3,759	2,344
26,170,544	$48,711,895	$4,434,374	$8,216,099	$7,535,415

26,170,544	$48,711,895	$4,434,374	$8,216,099	$7,535,415

26,170,544	$48,711,895	$4,434,374	$8,216,099	$7,535,415

828,426	4,567,052	205,341	332,120	266,039
31.59	$10.67	$21.60	$24.74	$28.32

25,939,500	$46,992,319	$4,358,116	$8,221,737	$7,485,768
2,339,006	4,693,480	322,061	568,249	531,445
The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	LIFETIME 2045
	FUND
ASSETS:
Investments at fair value (1)	$5,454,375	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	3,085
Due from Great West Life & Annuity Insurance Company
Total assets	5,457,460
LIABILITIES:
Payable for investments purchased	3,085
Redemptions payable
Due to Great West Life & Annuity Insurance Company	483
Total liabilities	3,568
NET ASSETS	$5,453,892	$
NET ASSETS REPRESENTED BY:

Accumulation units	$5,453,892	$
Contracts in payout phase
NET ASSETS	$5,453,892	$

ACCUMULATION UNITS OUTSTANDING	193,503
UNIT VALUE (ACCUMULATION)	$28.19	$

(1) Cost of investments:	$5,458,801	$
Shares of investments:	385,196
	GREAT-WEST		GREAT-WEST	GREAT-WEST
GREAT-WEST	LOOMIS SAYLES	GREAT-WEST	MODERATELY	MODERATELY
LIFETIME 2055	SMALL CAP	MODERATE	AGGRESSIVE	CONSERVATIVE
FUND	VALUE FUND	PROFILE FUND	PROFILE FUND	PROFILE FUND
2,964,473	$7,469,271	$61,753,882	$57,288,201	$10,536,760
		59,172	62,074	355,385
2,512	863	8,436	5,093	1,874

2,966,985	7,470,134	61,821,490	57,355,368	10,894,019
2,289	863
223		67,608	67,167	357,259
208	839	4,982	3,921	831
2,720	1,702	72,590	71,088	358,090
2,964,265	$7,468,432	$61,748,900	$57,284,280	$10,535,929

2,964,265	$7,468,432	$61,748,900	$57,284,280	$10,535,929

2,964,265	$7,468,432	$61,748,900	$57,284,280	$10,535,929

105,119	159,274	5,412,896	4,916,661	942,715
28.20	$46.89	$11.41	$11.65	$11.18

2,924,766	$6,851,583	$67,604,717	$62,717,253	$11,038,036
172,253	264,586	9,399,373	7,689,691	1,257,370
The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	MULTI-SECTOR
	BOND FUND
ASSETS:
Investments at fair value (1)	$13,329,391	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	1,200
Due from Great West Life & Annuity Insurance Company
Total assets	13,330,591
LIABILITIES:
Payable for investments purchased	1,194
Redemptions payable	6
Due to Great West Life & Annuity Insurance Company	1,518
Total liabilities	2,718
NET ASSETS	$13,327,873	$
NET ASSETS REPRESENTED BY:

Accumulation units	$13,327,873	$
Contracts in payout phase
NET ASSETS	$13,327,873	$

ACCUMULATION UNITS OUTSTANDING	314,240
UNIT VALUE (ACCUMULATION)	$42.41	$

(1) Cost of investments:	$12,421,447	$
Shares of investments:	962,411
GREAT-WEST
	GREAT-WEST	GREAT-WEST T.	U.S.	INVESCO
GREAT-WEST	S&P SMALL CAP	ROWE PRICE MID	GOVERNMENT	AMERICAN
S&P 500® INDEX	600® INDEX	CAP GROWTH	SECURITIES	FRANCHISE
FUND	FUND	FUND	FUND	FUND
193,749,794	$30,030,874	$40,742,484	$21,865,724	$867,478
109,066	56,847
7,719	7,588	7,571	10,448
175,495
194,042,074	30,095,309	40,750,055	21,876,172	867,478
		7,571	10,448
116,785	64,435
26,158	3,556	4,359	2,556	99
142,943	67,991	11,930	13,004	99
193,899,131	$30,027,318	$40,738,125	$21,863,168	$867,379

193,718,831	$30,027,318	$40,738,125	$21,863,168	$867,379
180,300
193,899,131	$30,027,318	$40,738,125	$21,863,168	$867,379

14,570,264	444,001	506,511	888,105	48,363
13.30	$67.63	$80.43	$24.62	$17.93

169,799,317	$28,717,907	$31,879,505	$21,670,186	$710,202
8,056,125	2,431,650	1,321,521	1,776,257	39,449
The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO
	AMERICAN
	VALUE FUND
ASSETS:
Investments at fair value (1)	$563,138	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	162
Due from Great West Life & Annuity Insurance Company
Total assets	563,300
LIABILITIES:
Payable for investments purchased	162
Redemptions payable
Due to Great West Life & Annuity Insurance Company	33
Total liabilities	195
NET ASSETS	$563,105	$
NET ASSETS REPRESENTED BY:

Accumulation units	$563,105	$
Contracts in payout phase
NET ASSETS	$563,105	$

ACCUMULATION UNITS OUTSTANDING	26,751
UNIT VALUE (ACCUMULATION)	$21.05	$

(1) Cost of investments:	$547,912	$
Shares of investments:	16,404
INVESCO
OPPENHEIMER
INVESCO	INVESCO MID	CAPITAL	INVESCO	INVESCO SMALL
COMSTOCK	CAP GROWTH	APPRECIATION	OPPENHEIMER	CAP GROWTH
FUND	FUND	FUND	GLOBAL FUND	FUND
2,144,478	$1,154,879	$3,282,247	$13,473,887	$1,270,664
			481
236		32	1,569	1,064

2,144,714	1,154,879	3,282,279	13,475,937	1,271,728
236		32		1,064
			2,050
189	176	403	1,446	114
425	176	435	3,496	1,178
2,144,289	$1,154,703	$3,281,844	$13,472,441	$1,270,550

2,144,289	$1,154,703	$3,281,844	$13,472,441	$1,270,550

2,144,289	$1,154,703	$3,281,844	$13,472,441	$1,270,550

93,317	69,720	119,684	412,865	33,087
22.98	$16.56	$27.42	$32.63	$38.40

2,139,922	$1,161,865	$3,363,939	$11,703,210	$1,263,816
85,608	34,168	59,023	140,455	35,945
The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JANUS
	HENDERSON
	FORTY FUND
ASSETS:
Investments at fair value (1)	$6,461,783	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable	788
Due from Great West Life & Annuity Insurance Company
Total assets	6,462,571
LIABILITIES:
Payable for investments purchased	788
Redemptions payable
Due to Great West Life & Annuity Insurance Company	800
Total liabilities	1,588
NET ASSETS	$6,460,983	$
NET ASSETS REPRESENTED BY:

Accumulation units	$6,460,983	$
Contracts in payout phase
NET ASSETS	$6,460,983	$

ACCUMULATION UNITS OUTSTANDING	422,982
UNIT VALUE (ACCUMULATION)	$15.27	$

(1) Cost of investments:	$5,547,965	$
Shares of investments:	175,735
JANUS
JANUS		HENDERSON VIT		LORD ABBETT
HENDERSON	JANUS	GLOBAL		VALUE
GLOBAL	HENDERSON	RESEARCH	JENSEN QUALITY	OPPORTUNITIES
RESEARCH FUND	RESEARCH FUND	PORTFOLIO	GROWTH FUND	FUND
927,204	$58,391	$1,631,513	$1,075,403	$862,466
				1
10		81		107

927,214	58,391	1,631,594	1,075,403	862,574
10		81
				108
120	6	207	126	56
130	6	288	126	164
927,084	$58,385	$1,631,306	$1,075,277	$862,410

927,084	$58,385	$1,631,306	$1,075,277	$862,410

927,084	$58,385	$1,631,306	$1,075,277	$862,410

70,973	3,995	58,658	31,719	30,439
13.06	$14.61	$27.81	$33.90	28.33

560,311	$53,872	$1,254,320	$737,561	$864,639
11,009	1,172	28,830	20,869	49,060
The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	MAINSTAY
	MACKAY SMALL
	CAP CORE FUND
ASSETS:
Investments at fair value (1)	$57,116	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company
Total assets	57,116
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company	8
Total liabilities	8
NET ASSETS	$57,108	$
NET ASSETS REPRESENTED BY:

Accumulation units	$57,108	$
Contracts in payout phase
NET ASSETS	$57,108	$

ACCUMULATION UNITS OUTSTANDING	3,054
UNIT VALUE (ACCUMULATION)	$18.70	$

(1) Cost of investments:	$45,329	$
Shares of investments:	2,203
PUTNAM
INTERNATIONAL
		PIONEER EQUITY		CAPITAL
MFS GROWTH	PIMCO TOTAL	INCOME VCT	PUTNAM HIGH	OPPORTUNITIES
FUND	RETURN FUND	PORTFOLIO	YIELD FUND	FUND
181,556	$9,965,929	$1,378,568	$2,677,456	$1,443,867
	24,984
109
	1,402	427	331	196

181,665	9,992,315	1,378,995	2,677,787	1,444,063
	1,402	427	249	196
109			82
15	963	159	215	133
124	2,365	586	546	329
181,541	$9,989,950	$1,378,409	$2,677,241	$1,443,734

181,541	$9,989,950	$1,378,409	$2,677,241	$1,443,734

181,541	$9,989,950	$1,378,409	$2,677,241	$1,443,734

4,818	491,232	41,257	142,522	113,770
37.68	$20.34	$33.41	$18.78	12.69

118,899	$9,920,810	$1,603,851	$2,649,838	$1,447,701
1,523	963,823	81,476	456,904	37,003
The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

ASSETS:
Investments at fair value (1)	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great West Life & Annuity Insurance Company
Total assets
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great West Life & Annuity Insurance Company
Total liabilities
NET ASSETS	$
NET ASSETS REPRESENTED BY:
Accumulation units	$
Contracts in payout phase
NET ASSETS	$
ACCUMULATION UNITS OUTSTANDING
UNIT VALUE (ACCUMULATION)	$
(1) Cost of investments:	$
Shares of investments:
	VICTORY RS
ROYCE TOTAL	SELECT GROWTH
RETURN FUND	FUND
960,617	$228,084	$
191
117

960,925	228,084
308
89	32
397	32
960,528	$228,052	$

960,528	$228,052	$

960,528	$228,052	$

46,527	6,776
20.64	$33.66	$

1,076,136	$256,300	$
85,237	6,746
VIRTUS SILVANT
VICTORY RS	SMALL-CAP
SMALL CAP	GROWTH STOCK
GROWTH FUND	FUND
1,368,800	$10,370,195

399

10686

1,368,810	10,371,280
10
1,085
195	1,141
205	2,226
1,368,605	$10,369,054

1,368,605	$10,369,054

1,368,605	$10,369,054

73,394	371,522
18.65	$27.91

1,059,168	$10,549,238
17,733	1,118,683
The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	ALGER
	BALANCED
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$16,852	$
EXPENSES:
Mortality and expense risk	12,308
NET INVESTMENT INCOME (LOSS)	4,544
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	18,621
Realized gain distributions	28,369
Net realized gain (loss) on investments	46,990
Change in net unrealized appreciation (depreciation)
on investments	151,377
Net realized and unrealized gain (loss) on investments	198,367
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$202,911	$

	AMERICAN	AMERICAN
	CENTURY	CENTURY	AMERICAN
ALGER MID CAP	INVESTMENTS	INVESTMENTS	FUNDS THE	ARTISAN
GROWTH	EQUITY INCOME	INCOME &	GROWTH FUND	INTERNATIONAL
PORTFOLIO	FUND	GROWTH FUND	OF AMERICA	FUND
0	$316,964	$6,097	$43,241	$122,098
103,101	104,082	2,205	92,926	90,714
(103,101)	212,882	3,892	(49,685)	31,384
1,088,445	71,346	7,416	400,012	664,787
1,279,121	758,961	5,899	745,730	587,244
2,367,566	830,307	13,315	1,145,742	1,252,031
695,477	1,617,520	42,686	1,912,695	2,049,623
3,063,043	2,447,827	56,001	3,058,437	3,301,654
2,959,942	$2,660,709	$59,893	$3,008,752	$3,333,038

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	CLEARBRIDGE
	VALUE TRUST
INVESTMENT INCOME:
Dividends	$2,724	$
EXPENSES:
Mortality and expense risk	10,913
NET INVESTMENT INCOME (LOSS)	(8,189)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	48,334
Realized gain distributions	0
Net realized gain (loss) on investments	48,334
Change in net unrealized appreciation (depreciation)
on investments	209,048
Net realized and unrealized gain (loss) on investments	257,382
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$249,193	$

	COLUMBIA
	VARIABLE
	PORTFOLIO -
COLUMBIA	ASSET	DAVIS NEW	FEDERATED	FIDELITY VIP
SELECT MID CAP	ALLOCATION	YORK VENTURE	EQUITY INCOME	CONTRAFUND
VALUE FUND	FUND	FUND	FUND, INC	PORTFOLIO
24,622	$1,147	$47,088	$56,889	$191,336
15,112	426	24,595	21,315	313,773
9,510	721	22,493	35,574	(122,437)
(394,346)	1,376	(10,040)	(69,143)	2,801,289
85,259	2,701	226,877	0	4,921,653
(309,087)	4,077	216,837	(69,143)	7,722,942
1,252,176	5,528	727,071	525,205	3,713,770
943,089	9,605	943,908	456,062	11,436,712
952,599	$10,326	$966,401	$491,636	$11,314,275

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FIDELITY VIP
	GROWTH
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$193,376	$
EXPENSES:
Mortality and expense risk	707,036
NET INVESTMENT INCOME (LOSS)	(513,660)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	4,725,142
Realized gain distributions	4,483,619
Net realized gain (loss) on investments	9,208,761
Change in net unrealized appreciation (depreciation)
on investments	12,082,274
Net realized and unrealized gain (loss) on investments	21,291,035
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$20,777,375	$

FRANKLIN	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST
SMALL-MID CAP	AGGRESSIVE	ARIEL MID CAP	BOND INDEX	CONSERVATIVE
GROWTH FUND	PROFILE FUND	VALUE FUND	FUND	PROFILE FUND
0	$739,814	$564,719	$233,410	$548,749
266	169,433	418,810	103,894	86,343
(266)	570,381	145,909	129,516	462,406
1,368	(718,284)	1,067,250	330,570	(172,751)
4,458	4,991,958	3,534,922	0	934,002
5,826	4,273,674	4,602,172	330,570	761,251
5,265	3,596,058	4,074,227	1,111,102	1,378,378
11,091	7,869,732	8,676,399	1,441,672	2,139,629
10,825	$8,440,113	$8,822,308	$1,571,188	$2,602,035

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	GOVERNMENT
	MONEY MARKET
	FUND
INVESTMENT INCOME:
Dividends	$641,818	$
EXPENSES:
Mortality and expense risk	306,870
NET INVESTMENT INCOME (LOSS)	334,948
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	0
Realized gain distributions	0
Net realized gain (loss) on investments	0
Change in net unrealized appreciation (depreciation)
on investments	0
Net realized and unrealized gain (loss) on investments	0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$334,948	$

		GREAT-WEST
	GREAT-WEST T.	LARGE CAP
GREAT-WEST	ROWE PRICE	VALUE FUND	GREAT-WEST	GREAT-WEST
INTERNATIONAL	EQUITY INCOME	INVESTOR II	LIFETIME 2015	LIFETIME 2025
VALUE FUND	FUND	CLASS	FUND	FUND
	(1)	(2)
325,518	$398,607	$284,912	$62,106	$113,786
211,980	367,683	85,332	28,798	50,034
113,538	30,924	199,580	33,308	63,752
844,954	9,619,073	74,406	29,465	52,684
304,813	1,376,080	1,107,362	206,871	451,096
1,149,767	10,995,153	1,181,768	236,336	503,780
4,112,931	(3,645,860)	1,726,006	303,345	568,612
5,262,698	7,349,293	2,907,774	539,681	1,072,392
5,376,236	$7,380,217	$3,107,354	$572,989	$1,136,144

The accompanying notes are an integral part of these financial statements.

(1)For the period January 1, 2019 to October 28, 2019.

(2)For the period October 28, 2019 to December 31, 2019.

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	LIFETIME 2035
	FUND
INVESTMENT INCOME:
Dividends	$105,493	$
EXPENSES:
Mortality and expense risk	33,258
NET INVESTMENT INCOME (LOSS)	72,235
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	49,576
Realized gain distributions	557,938
Net realized gain (loss) on investments	607,514
Change in net unrealized appreciation (depreciation)
on investments	698,128
Net realized and unrealized gain (loss) on investments	1,305,642
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$1,377,877	$

		GREAT-WEST		GREAT-WEST
GREAT-WEST	GREAT-WEST	LOOMIS SAYLES	GREAT-WEST	MODERATELY
LIFETIME 2045	LIFETIME 2055	SMALL CAP	MODERATE	AGGRESSIVE
FUND	FUND	VALUE FUND	PROFILE FUND	PROFILE FUND
69,510	$34,339	$43	$1,202,030	$918,553
31,350	13,417	61,716	352,745	272,805
38,160	20,922	(61,673)	849,285	645,748
50,182	53,828	(22,998)	(770,933)	(512,977)
471,099	231,878	34,629	4,959,588	5,237,689
521,281	285,706	11,631	4,188,655	4,724,712
505,045	282,307	1,653,265	4,247,646	4,414,047
1,026,326	568,013	1,664,896	8,436,301	9,138,759
1,064,486	$588,935	$1,603,223	$9,285,586	$9,784,507

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	MODERATELY
	CONSERVATIVE
	PROFILE FUND
INVESTMENT INCOME:
Dividends	$206,233	$
EXPENSES:
Mortality and expense risk	60,869
NET INVESTMENT INCOME (LOSS)	145,364
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(122,688)
Realized gain distributions	579,063
Net realized gain (loss) on investments	456,375
Change in net unrealized appreciation (depreciation)
on investments	803,615
Net realized and unrealized gain (loss) on investments	1,259,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$1,405,354	$

				GREAT-WEST
		GREAT-WEST	GREAT-WEST T.	U.S.
GREAT-WEST	GREAT-WEST	S&P SMALL CAP	ROWE PRICE MID	GOVERNMENT
MULTI-SECTOR	S&P 500® INDEX	600® INDEX	CAP GROWTH	SECURITIES
BOND FUND	FUND	FUND	FUND	FUND
230,712	$1,285,690	$178,736	$4,543	$319,049
116,808	1,826,031	257,553	305,375	185,403
113,904	(540,341)	(78,817)	(300,832)	133,646
85,319	2,162,330	(130,257)	1,106,268	(50,338)
19,873	8,296,403	1,748,883	872,734	0
105,192	10,458,733	1,618,626	1,979,002	(50,338)
1,208,994	37,581,468	4,054,798	8,345,391	940,637
1,314,186	48,040,201	5,673,424	10,324,393	890,299
1,428,090	$47,499,860	$5,594,607	$10,023,561	$1,023,945

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO
	AMERICAN
	FRANCHISE
	FUND
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	6,533
NET INVESTMENT INCOME (LOSS)	(6,533)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	17,101
Realized gain distributions	55,861
Net realized gain (loss) on investments	72,962
Change in net unrealized appreciation (depreciation)
on investments	175,161
Net realized and unrealized gain (loss) on investments	248,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$241,590	$

			INVESCO
			OPPENHEIMER
INVESCO	INVESCO	INVESCO MID	CAPITAL	INVESCO
AMERICAN	COMSTOCK	CAP GROWTH	APPRECIATION	OPPENHEIMER
VALUE FUND	FUND	FUND	FUND	GLOBAL FUND
0	$39,342	$0	$0	$71,295
3,690	13,315	12,396	28,176	104,025
(3,690)	26,027	(12,396)	(28,176)	(32,730)
(124,465)	84,089	122,420	6,174	785,212
17,061	108,909	231,564	623,798	110,563
(107,404)	192,998	353,984	629,972	895,775
313,722	255,068	(14,119)	322,904	2,986,801
206,318	448,066	339,865	952,876	3,882,576
202,628	$474,093	$327,469	$924,700	$3,849,846

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO SMALL
	CAP GROWTH
	FUND
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	8,366
NET INVESTMENT INCOME (LOSS)	(8,366)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(10,330)
Realized gain distributions	104,364
Net realized gain (loss) on investments	94,034
Change in net unrealized appreciation (depreciation)
on investments	210,039
Net realized and unrealized gain (loss) on investments	304,073
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$295,707	$

			JANUS
	JANUS		HENDERSON VIT
JANUS	HENDERSON	JANUS	GLOBAL
HENDERSON	GLOBAL	HENDERSON	RESEARCH	JENSEN QUALITY
FORTY FUND	RESEARCH FUND	RESEARCH FUND	PORTFOLIO	GROWTH FUND
11,502	$9,263	$286	$16,531	$6,514
51,559	8,084	397	15,652	8,597
(40,057)	1,179	(111)	879	(2,083)
63,187	39,194	185	205,258	68,512
410,490	32,901	5,143	105,146	71,938
473,677	72,095	5,328	310,404	140,450
1,127,743	133,782	9,897	98,564	105,884
1,601,420	205,877	15,225	408,968	246,334
1,561,363	$207,056	$15,114	$409,847	$244,251

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	LORD ABBETT
	VALUE
	OPPORTUNITIES
	FUND
INVESTMENT INCOME:
Dividends	$3,332	$
EXPENSES:
Mortality and expense risk	6,540
NET INVESTMENT INCOME (LOSS)	(3,208)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(127,919)
Realized gain distributions	98,294
Net realized gain (loss) on investments	(29,625)
Change in net unrealized appreciation (depreciation)
on investments	283,896
Net realized and unrealized gain (loss) on investments	254,271
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$251,063	$

MAINSTAY			PIONEER EQUITY
MACKAY SMALL	MFS GROWTH	PIMCO TOTAL	INCOME VCT	PUTNAM HIGH
CAP CORE FUND	FUND	RETURN FUND	PORTFOLIO	YIELD FUND
153	$0	$354,332	$34,985	$131,584
587	982	71,568	11,769	15,173
(434)	(982)	282,764	23,216	116,411
6,512	6,465	(92,160)	(482,821)	56,061
0	2,997	8,059	666,291	0
6,512	9,462	(84,101)	183,470	56,061
2,591	38,689	489,642	117,200	174,822
9,103	48,151	405,541	300,670	230,883
8,669	$47,169	$688,305	$323,886	$347,294

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PUTNAM
	INTERNATIONAL
	CAPITAL
	OPPORTUNITIES
	FUND
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	9,328
NET INVESTMENT INCOME (LOSS)	(9,328)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(17,813)
Realized gain distributions	19,295
Net realized gain (loss) on investments	1,482
Change in net unrealized appreciation (depreciation)
on investments	309,202
Net realized and unrealized gain (loss) on investments	310,684
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS	$301,356	$

ROYCE TOTAL RETURN FUND

6,937 $

6,544

(125,470)

71,906

(53,564)

264,593

211,029

211,422 $

VICTORY RS

SELECT GROWTH

FUND

0 $

2,286

(2,286)

(20,368)

26,564

6,196

65,852

72,048

69,762 $

VICTORY RS

SMALL CAP

GROWTH FUND

0 $

13,941

(13,941)

207,775

113,059

320,834

121,235

442,069

428,128 $

VIRTUS SILVANT

SMALL-CAP

GROWTH STOCK

FUND

0

75,549

(75,549)

(518,453)

848,213

329,760

2,306,620

2,636,380

2,560,831

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
					AMERICAN CENTURY INVESTMENTS
	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		EQUITY INCOME FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$4,544	$39,792	$(103,101)	$(105,515)	$212,882	$130,709
Net realized gain (loss) on investments	46,990	298,964	2,367,566	2,860,156	830,307	602,110
Change in net unrealized appreciation (depreciation)
on investments	151,377	(381,709)	695,477	(3,623,920)	1,617,520	(1,304,089)
Increase (decrease) in net assets resulting from operations	202,911	(42,953)	2,959,942	(869,279)	2,660,709	(571,270)
CONTRACT TRANSACTIONS:
Purchase payments received	3,923	5,604	214,241	221,940	420,651	317,740
Transfers for contract benefits and terminations	(147,959)	(125,309)	(912,512)	(1,110,981)	(1,132,322)	(1,189,737)
Net transfers	(83,758)	(459,566)	(813,342)	(189,866)	3,377,872	(552,502)
Contract maintenance charges	(1,036)	(4,003)	(3,267)	(5,749)	(13,888)	(7,906)
Other, net	145	(523)	(17,438)	7,626	9,209	2,315
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	(228,685)	(583,797)	(1,532,318)	(1,077,030)	2,661,522	(1,430,090)
Total increase (decrease) in net assets	(25,774)	(626,750)	1,427,624	(1,946,309)	5,322,231	(2,001,360)
NET ASSETS:
Beginning of period	1,204,065	1,830,815	10,448,942	12,395,251	10,535,969	12,537,329
End of period	$1,178,291	$1,204,065	$11,876,566	$10,448,942	$15,858,200	$10,535,969
CHANGES IN UNITS OUTSTANDING:

Units issued	5,033	9,851	22,413	29,566	127,636	43,157
Units redeemed	(14,301)	(33,616)	(67,001)	(65,455)	(70,356)	(78,988)
Net increase (decrease)	(9,268)	(23,765)	(44,588)	(35,889)	57,280	(35,831)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS		AMERICAN FUNDS THE GROWTH FUND
	INCOME & GROWTH FUND		OF AMERICA		ARTISAN INTERNATIONAL FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$3,892	$3,216	$(49,685)	$(85,190)	$31,384	$59,923
Net realized gain (loss) on investments	13,315	33,345	1,145,742	1,955,079	1,252,031	1,774,570
Change in net unrealized appreciation (depreciation)
on investments	42,686	(57,800)	1,912,695	(2,355,045)	2,049,623	(3,417,024)
Increase (decrease) in net assets resulting from operations	59,893	(21,239)	3,008,752	(485,156)	3,333,038	(1,582,531)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	487,648	545,944	584,966	506,647
Transfers for contract benefits and terminations	(10,708)	(9,789)	(1,430,238)	(1,682,989)	(1,358,925)	(1,213,936)
Net transfers	1,620	2,319	(2,503,479)	(1,190,177)	510,515	(745,399)
Contract maintenance charges	0	0	(6,102)	(12,449)	(18,331)	(15,272)
Other, net	0	0	(3,549)	12,753	5,898	21,793
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	(9,088)	(7,470)	(3,455,720)	(2,326,918)	(275,877)	(1,446,167)
Total increase (decrease) in net assets	50,805	(28,709)	(446,968)	(2,812,074)	3,057,161	(3,028,698)
NET ASSETS:
Beginning of period	263,689	292,398	12,601,689	15,413,763	11,835,000	14,863,698
End of period	$314,494	$263,689	$12,154,721	$12,601,689	$14,892,161	$11,835,000
CHANGES IN UNITS OUTSTANDING:

Units issued	80	111	35,078	74,199	127,061	95,015
Units redeemed	(469)	(429)	(163,320)	(169,089)	(127,817)	(181,657)
Net increase (decrease)	(389)	(318)	(128,242)	(94,890)	(756)	(86,642)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
			COLUMBIA SELECT MID CAP VALUE		COLUMBIA VARIABLE PORTFOLIO -
	CLEARBRIDGE VALUE TRUST		FUND		ASSET ALLOCATION FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(8,189)	$(7,787)	$9,510	$(7,053)	$721	$409
Net realized gain (loss) on investments	48,334	73,528	(309,087)	810,411	4,077	9,394
Change in net unrealized appreciation (depreciation)
on investments	209,048	(230,583)	1,252,176	(1,363,887)	5,528	(12,619)
Increase (decrease) in net assets resulting from operations	249,193	(164,842)	952,599	(560,529)	10,326	(2,816)
CONTRACT TRANSACTIONS:
Purchase payments received	178	0	234,973	242,706	0	0
Transfers for contract benefits and terminations	(96,927)	(144,339)	(372,622)	(299,744)	(4,103)	(18,042)
Net transfers	(30,959)	(85,555)	(492,200)	241,142	0	0
Contract maintenance charges	(299)	(336)	(13,634)	(18,130)	0	0
Other, net	(144)	(58)	(4,824)	1,811	0	0
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	(128,151)	(230,288)	(648,307)	167,785	(4,103)	(18,042)
Total increase (decrease) in net assets	121,042	(395,130)	304,292	(392,744)	6,223	(20,858)
NET ASSETS:
Beginning of period	1,013,784	1,408,914	3,376,498	3,769,242	53,195	74,053
End of period	$1,134,826	$1,013,784	$3,680,790	$3,376,498	$59,418	$53,195
CHANGES IN UNITS OUTSTANDING:

Units issued	483	75	53,960	64,660	0	0
Units redeemed	(6,930)	(13,020)	(87,325)	(56,813)	(154)	(693)
Net increase (decrease)	(6,447)	(12,945)	(33,365)	7,847	(154)	(693)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	DAVIS NEW YORK VENTURE FUND		FEDERATED EQUITY INCOME FUND, INC		FIDELITY VIP CONTRAFUND PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$22,493	$(16,816)	$35,574	$27,831	$(122,437)	$(20,059)
Net realized gain (loss) on investments	216,837	680,078	(69,143)	387,494	7,722,942	6,627,038
Change in net unrealized appreciation (depreciation)
on investments	727,071	(1,196,308)	525,205	(772,458)	3,713,770	(9,452,598)
Increase (decrease) in net assets resulting from operations	966,401	(533,046)	491,636	(357,133)	11,314,275	(2,845,619)
CONTRACT TRANSACTIONS:
Purchase payments received	101,268	155,076	62,610	72,231	951,364	915,904
Transfers for contract benefits and terminations	(329,179)	(556,376)	(202,424)	(339,583)	(4,353,483)	(4,938,503)
Net transfers	(267,019)	(394,506)	(102,352)	6,881	(3,127,994)	(382,586)
Contract maintenance charges	(1,725)	(3,686)	(596)	(737)	(13,868)	(13,483)
Other, net	7,384	1,647	3,404	1,344	6,576	(20,791)
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	(489,271)	(797,845)	(239,358)	(259,864)	(6,537,405)	(4,439,459)
Total increase (decrease) in net assets	477,130	(1,330,891)	252,278	(616,997)	4,776,870	(7,285,078)
NET ASSETS:
Beginning of period	3,409,395	4,740,286	2,529,120	3,146,117	39,012,442	46,297,520
End of period	$3,886,525	$3,409,395	$2,781,398	$2,529,120	$43,789,312	$39,012,442
CHANGES IN UNITS OUTSTANDING:

Units issued	14,840	17,853	7,883	11,104	42,651	76,653
Units redeemed	(38,390)	(56,422)	(19,623)	(24,397)	(200,292)	(180,488)
Net increase (decrease)	(23,550)	(38,569)	(11,740)	(13,293)	(157,641)	(103,835)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
			FRANKLIN SMALL-MID CAP GROWTH		GREAT-WEST AGGRESSIVE PROFILE
	FIDELITY VIP GROWTH PORTFOLIO		FUND		FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(513,660)	$(545,203)	$(266)	$(327)	$570,381	$968,289
Net realized gain (loss) on investments	9,208,761	15,862,544	5,826	7,632	4,273,674	4,483,757
Change in net unrealized appreciation (depreciation)
on investments	12,082,274	(15,654,768)	5,265	(8,768)	3,596,058	(9,314,162)
Increase (decrease) in net assets resulting from operations	20,777,375	(337,427)	10,825	(1,463)	8,440,113	(3,862,116)
CONTRACT TRANSACTIONS:
Purchase payments received	909,269	853,162	0	0	1,371,786	4,664,839
Transfers for contract benefits and terminations	(7,384,937)	(8,161,224)	(19,517)	(15,980)	(2,961,500)	(4,592,166)
Net transfers	1,298,162	633,417	(5)	(4,304)	(873,836)	(57,129,976)
Contract maintenance charges	(19,413)	(15,538)	0	0	(8,065)	(29,497)
Other, net	31,412	(4,772)	0	0	(54,203)	(238,145)
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	(5,165,507)	(6,694,955)	(19,522)	(20,284)	(2,525,818)	(57,324,945)
Total increase (decrease) in net assets	15,611,868	(7,032,382)	(8,697)	(21,747)	5,914,295	(61,187,061)
NET ASSETS:
Beginning of period	64,850,605	71,882,987	36,751	58,498	33,944,648	95,131,709
End of period	$80,462,473	$64,850,605	$28,054	$36,751	$39,858,943	$33,944,648
CHANGES IN UNITS OUTSTANDING:

Units issued	116,690	82,874	0	12	186,701	520,628
Units redeemed	(188,724)	(214,860)	(906)	(1,115)	(414,821)	(5,790,350)
Net increase (decrease)	(72,034)	(131,986)	(906)	(1,103)	(228,120)	(5,269,722)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
	GREAT-WEST ARIEL MID CAP VALUE				GREAT-WEST CONSERVATIVE PROFILE
	FUND		GREAT-WEST BOND INDEX FUND		FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$145,909	$(140,010)	$129,516	$169,170	$462,406	$793,376
Net realized gain (loss) on investments	4,602,172	2,685,276	330,570	(57,159)	761,251	278,856
Change in net unrealized appreciation (depreciation)
on investments	4,074,227	(9,511,154)	1,111,102	(236,068)	1,378,378	(1,938,466)
Increase (decrease) in net assets resulting from operations	8,822,308	(6,965,888)	1,571,188	(124,057)	2,602,035	(866,234)
CONTRACT TRANSACTIONS:
Purchase payments received	400,068	402,467	862,199	773,777	2,397,982	3,426,727
Transfers for contract benefits and terminations	(4,337,918)	(5,050,507)	(2,302,643)	(1,991,149)	(2,072,496)	(2,902,806)
Net transfers	(1,526,463)	(2,881,208)	(1,217,050)	3,476,361	(231,135)	(14,898,710)
Contract maintenance charges	(9,046)	(11,568)	(63,811)	(59,975)	(5,435)	(10,348)
Other, net	39,613	9,127	13,045	(22,679)	(14,788)	(5,801)
Adjustments to net assets allocated to contracts in
payout phase				0		0
Increase (decrease) in net assets resulting from
contract transactions	(5,433,746)	(7,531,689)	(2,708,260)	2,176,335	74,128	(14,390,938)
Total increase (decrease) in net assets	3,388,562	(14,497,577)	(1,137,072)	2,052,278	2,676,163	(15,257,172)
NET ASSETS:
Beginning of period	39,540,772	54,038,349	20,175,667	18,123,389	23,205,764	38,462,936
End of period	$42,929,334	$39,540,772	$19,038,595	$20,175,667	$25,881,927	$23,205,764
CHANGES IN UNITS OUTSTANDING:

Units issued	26,598	20,980	228,869	306,816	448,244	676,078
Units redeemed	(101,821)	(135,323)	(359,958)	(189,226)	(441,022)	(2,081,112)
Net increase (decrease)	(75,223)	(114,343)	(131,089)	117,590	7,222	(1,405,034)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
	GREAT-WEST GOVERNMENT MONEY		GREAT-WEST INTERNATIONAL VALUE		GREAT-WEST T. ROWE PRICE EQUITY
	MARKET FUND		FUND		INCOME FUND
	2019	2018	2019	2018	2019	2018
					(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$334,948	$207,553	$113,538	$154,599	$30,924	$(345,422)
Net realized gain (loss) on investments	0	0	1,149,767	6,817,226	10,995,153	5,762,625
Change in net unrealized appreciation (depreciation)
on investments	0	0	4,112,931	(12,224,225)	(3,645,860)	(10,406,132)
Increase (decrease) in net assets resulting from operations	334,948	207,553	5,376,236	(5,252,400)	7,380,217	(4,988,929)
CONTRACT TRANSACTIONS:
Purchase payments received	331,199	600,137	985,150	1,028,413	693,441	779,717
Transfers for contract benefits and terminations	(7,530,767)	(6,014,986)	(2,527,403)	(2,634,734)	(2,904,549)	(5,656,166)
Net transfers	3,106,168	3,840,249	(4,923,945)	772,105	(48,112,449)	(1,025,137)
Contract maintenance charges	(188,043)	(227,731)	(39,321)	(41,478)	(19,966)	(24,589)
Other, net	193,259	214,609	(4,926)	14,229	12,200	25,270
Adjustments to net assets allocated to contracts in
payout phase	6,088	1,180				0
Increase (decrease) in net assets resulting from
contract transactions	(4,082,096)	(1,586,542)	(6,510,445)	(861,465)	(50,331,323)	(5,900,905)
Total increase (decrease) in net assets	(3,747,148)	(1,378,989)	(1,134,209)	(6,113,865)	(42,951,106)	(10,889,834)
NET ASSETS:
Beginning of period	38,765,093	40,144,082	27,304,753	33,418,618	42,951,106	53,840,940
End of period	$35,017,945	$38,765,093	$26,170,544	$27,304,753	$0	$42,951,106
CHANGES IN UNITS OUTSTANDING:

Units issued	482,669	592,511	73,867	123,963	64,342	56,473
Units redeemed	(718,290)	(688,827)	(280,521)	(144,070)	(1,094,303)	(183,290)
Net increase (decrease)	(235,621)	(96,316)	(206,654)	(20,107)	(1,029,961)	(126,817)

(1) For the period January 1, 2019 to October 28, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

		INVESTMENT DIVISIONS
	GREAT-WEST LARGE
	CAP VALUE FUND
	INVESTOR II CLASS	GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2025 FUND
	2019	2019	2018	2019	2018
	(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$199,580	$33,308	$65,016	$63,752	$93,087
Net realized gain (loss) on investments	1,181,768	236,336	243,337	503,780	423,849
Change in net unrealized appreciation (depreciation)
on investments	1,726,006	303,345	(529,121)	568,612	(971,381)
Increase (decrease) in net assets resulting from operations	3,107,354	572,989	(220,768)	1,136,144	(454,445)
CONTRACT TRANSACTIONS:
Purchase payments received	92,399	274,393	251,935	806,675	623,681
Transfers for contract benefits and terminations	(1,305,472)	(351,627)	(763,235)	(794,882)	(1,050,703)
Net transfers	46,811,874	(124,070)	(379,492)	706,161	1,444,405
Contract maintenance charges	(135)	(481)	(489)	(1,250)	(1,240)
Other, net	5,875	2,515	4,998	(13,693)	22,197
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	45,604,541	(199,270)	(886,283)	703,011	1,038,340
Total increase (decrease) in net assets	48,711,895	373,719	(1,107,051)	1,839,155	583,895
NET ASSETS:
Beginning of period	0	4,060,655	5,167,706	6,376,944	5,793,049
End of period	$48,711,895	$4,434,374	$4,060,655	$8,216,099	$6,376,944
CHANGES IN UNITS OUTSTANDING:

Units issued	4,772,987	25,805	23,279	88,919	100,146
Units redeemed	(205,935)	(35,104)	(67,703)	(57,388)	(54,889)
Net increase (decrease)	4,567,052	(9,299)	(44,424)	31,531	45,257

(1) For the period October 28, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2055 FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$72,235	$88,287	$38,160	$50,027	$20,922	$27,733
Net realized gain (loss) on investments	607,514	622,213	521,281	421,090	285,706	192,882
Change in net unrealized appreciation (depreciation)
on investments	698,128	(1,296,628)	505,045	(935,874)	282,307	(493,606)
Increase (decrease) in net assets resulting from operations	1,377,877	(586,128)	1,064,486	(464,757)	588,935	(272,991)
CONTRACT TRANSACTIONS:
Purchase payments received	905,238	624,669	1,004,613	865,568	633,215	568,571
Transfers for contract benefits and terminations	(649,415)	(753,775)	(371,171)	(358,649)	(245,918)	(132,390)
Net transfers	(393,856)	270,496	(546,029)	279,815	(406,894)	15,738
Contract maintenance charges	(1,239)	(1,314)	(1,488)	(1,294)	(636)	(646)
Other, net	(24,468)	(31,277)	(13,173)	(17,985)	2,370	897
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	(163,740)	108,799	72,752	767,455	(17,863)	452,170
Total increase (decrease) in net assets	1,214,137	(477,329)	1,137,238	302,698	571,072	179,179
NET ASSETS:
Beginning of period	6,321,278	6,798,607	4,316,654	4,013,956	2,393,193	2,214,014
End of period	$7,535,415	$6,321,278	$5,453,892	$4,316,654	$2,964,265	$2,393,193
CHANGES IN UNITS OUTSTANDING:

Units issued	46,624	45,502	46,174	53,813	27,101	25,566
Units redeemed	(51,794)	(41,593)	(41,270)	(23,047)	(26,778)	(7,559)
Net increase (decrease)	(5,170)	3,909	4,904	30,766	323	18,007

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

GREAT-WEST LOOMIS SAYLES SMALL				GREAT-WEST MODERATELY
	CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND		AGGRESSIVE PROFILE FUND
2019	2018	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income (loss)$ Net realized gain (loss) on investments

Change in net unrealized appreciation (depreciation) on investments

Increase (decrease) in net assets resulting from operations

CONTRACT TRANSACTIONS: Purchase payments received

Transfers for contract benefits and terminations Net transfers

Contract maintenance charges Other, net

Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions

Total increase (decrease) in net assets

NET ASSETS:

Beginning of period

End of period	$

CHANGES IN UNITS OUTSTANDING:

Units issued

Units redeemed

Net increase (decrease)

(61,673)	$(70,393)	$849,285	$
11,631	415,825	4,188,655
1,653,265	(1,780,717)	4,247,646
1,603,223	(1,435,285)	9,285,586
159,979	113,756	2,320,373
(934,778)	(655,264)	(5,124,954)
(420,163)	34,510	(1,579,251)
(1,043)	(1,451)	(10,527)
3,887	5,542	90,219
(1,192,118)	(502,907)	(4,304,140)
411,105	(1,938,192)	4,981,446
7,057,327	8,995,519	56,767,454
7,468,432	$7,057,327	$61,748,900	$

7,567	11,729	379,889
(32,859)	(23,545)	(779,126)
(25,292)	(11,816)	(399,237)

2,130,207	$645,748	$1,784,878
2,266,789	4,724,712	4,124,532
(8,508,619)	4,414,047	(10,120,752)
(4,111,623)	9,784,507	(4,211,342)
6,904,413	1,993,657	6,750,754
(7,931,924)	(3,885,476)	(6,757,710)
(86,576,807)	(880,321)	(100,520,224)
(41,619)	(11,890)	(43,957)
86,734	(29,658)	(57,633)
		0
(87,559,203)	(2,813,688)	(100,628,770)
(91,670,826)	6,970,819	(104,840,112)
148,438,280	50,313,461	155,153,573
56,767,454	$57,284,280	$50,313,461

942,357	256,045	727,612
(9,267,542)	(509,899)	(10,192,031)
(8,325,185)	(253,854)	(9,464,419)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
	GREAT-WEST MODERATELY		GREAT-WEST MULTI-SECTOR BOND
	CONSERVATIVE PROFILE FUND		FUND		GREAT-WEST S&P 500® INDEX FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$145,364	$486,250	$113,904	$558,606	$(540,341)	$(466,792)
Net realized gain (loss) on investments	456,375	237,508	105,192	75,929	10,458,733	16,578,561
Change in net unrealized appreciation (depreciation)
on investments	803,615	(1,307,111)	1,208,994	(1,444,423)	37,581,468	(25,979,904)
Increase (decrease) in net assets resulting from operations	1,405,354	(583,353)	1,428,090	(809,888)	47,499,860	(9,868,135)
CONTRACT TRANSACTIONS:
Purchase payments received	297,960	1,781,178	192,559	1,355,293	1,698,644	1,550,292
Transfers for contract benefits and terminations	(1,551,748)	(2,709,210)	(1,933,274)	(2,789,255)	(18,342,188)	(16,431,951)
Net transfers	(149,328)	(26,333,472)	(4,680)	(26,230,341)	(2,947,885)	(2,476,870)
Contract maintenance charges	(11,693)	(10,805)	(1,716)	(6,718)	(50,873)	(52,812)
Other, net	(12,985)	(2,323)	9,712	21,627	41,377	25,819
Adjustments to net assets allocated to contracts in
payout phase	0	0	0	0	24,753	(35,703)
Increase (decrease) in net assets resulting from
contract transactions	(1,427,794)	(27,274,632)	(1,737,399)	(27,649,394)	(19,576,172)	(17,421,225)
Total increase (decrease) in net assets	(22,440)	(27,857,985)	(309,309)	(28,459,282)	27,923,688	(27,289,360)
NET ASSETS:
Beginning of period	10,558,369	38,416,354	13,637,182	42,096,464	165,975,443	193,264,803
End of period	$10,535,929	$10,558,369	$13,327,873	$13,637,182	$193,899,131	$165,975,443
CHANGES IN UNITS OUTSTANDING:

Units issued	58,339	278,160	20,581	58,441	570,262	493,841
Units redeemed	(190,825)	(2,903,372)	(58,460)	(725,848)	(2,157,968)	(2,051,226)
Net increase (decrease)	(132,486)	(2,625,212)	(37,879)	(667,407)	(1,587,706)	(1,557,385)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
	GREAT-WEST S&P SMALL CAP 600®		GREAT-WEST T. ROWE PRICE MID CAP		GREAT-WEST U.S. GOVERNMENT
	INDEX FUND		GROWTH FUND		SECURITIES FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(78,817)	$73,752	$(300,832)	$(272,195)	$133,646	$200,858
Net realized gain (loss) on investments	1,618,626	3,590,282	1,979,002	20,695,447	(50,338)	(133,800)
Change in net unrealized appreciation (depreciation)
on investments	4,054,798	(6,500,038)	8,345,391	(18,622,736)	940,637	(173,809)
Increase (decrease) in net assets resulting from operations	5,594,607	(2,836,004)	10,023,561	1,800,516	1,023,945	(106,751)
CONTRACT TRANSACTIONS:
Purchase payments received	489,114	464,479	823,094	2,611,477	270,588	340,458
Transfers for contract benefits and terminations	(2,342,894)	(3,057,714)	(3,836,170)	(5,631,440)	(2,078,578)	(1,841,686)
Net transfers	(715,599)	(334,256)	(146,537)	(59,054,493)	1,819,867	876,024
Contract maintenance charges	(15,657)	(15,508)	(14,263)	(20,992)	(9,770)	(9,112)
Other, net	14,978	(9,487)	18,835	32,224	11,160	9,703
Adjustments to net assets allocated to contracts in
payout phase		0		0		0
Increase (decrease) in net assets resulting from
contract transactions	(2,570,058)	(2,952,486)	(3,155,041)	(62,063,224)	13,267	(624,613)
Total increase (decrease) in net assets	3,024,549	(5,788,490)	6,868,520	(60,262,708)	1,037,212	(731,364)
NET ASSETS:
Beginning of period	27,002,769	32,791,259	33,869,605	94,132,313	20,825,956	21,557,320
End of period	$30,027,318	$27,002,769	$40,738,125	$33,869,605	$21,863,168	$20,825,956
CHANGES IN UNITS OUTSTANDING:

Units issued	58,456	47,420	46,959	69,498	144,361	105,384
Units redeemed	(98,599)	(94,600)	(89,984)	(835,448)	(141,074)	(132,418)
Net increase (decrease)	(40,143)	(47,180)	(43,025)	(765,950)	3,287	(27,034)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	INVESCO AMERICAN FRANCHISE FUND		INVESCO AMERICAN VALUE FUND		INVESCO COMSTOCK FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(6,533)	$(6,651)	$(3,690)	$(5,205)	$26,027	$13,984
Net realized gain (loss) on investments	72,962	85,780	(107,404)	163,904	192,998	218,571
Change in net unrealized appreciation (depreciation)
on investments	175,161	(112,887)	313,722	(348,653)	255,068	(589,250)
Increase (decrease) in net assets resulting from operations	241,590	(33,758)	202,628	(189,954)	474,093	(356,695)
CONTRACT TRANSACTIONS:
Purchase payments received	3,811	12,897	50,589	87,777	73,449	53,640
Transfers for contract benefits and terminations	(27,868)	(86,003)	(147,586)	(80,910)	(369,287)	(263,915)
Net transfers	(61,853)	51,327	(661,076)	353,181	(166,370)	(103,693)
Contract maintenance charges	(169)	(171)	(1,897)	(910)	(650)	(846)
Other, net	1,200	(228)	544	(9,723)	449	4,491
Adjustments to net assets allocated to contracts in
payout phase		0
Increase (decrease) in net assets resulting from
contract transactions	(84,879)	(22,178)	(759,426)	349,415	(462,409)	(310,323)
Total increase (decrease) in net assets	156,711	(55,936)	(556,798)	159,461	11,684	(667,018)
NET ASSETS:
Beginning of period	710,668	766,604	1,119,903	960,442	2,132,605	2,799,623
End of period	$867,379	$710,668	$563,105	$1,119,903	$2,144,289	$2,132,605
CHANGES IN UNITS OUTSTANDING:

Units issued	245	4,096	13,318	35,542	23,216	34,653
Units redeemed	(4,991)	(6,608)	(52,348)	(19,134)	(44,937)	(50,905)
Net increase (decrease)	(4,746)	(2,512)	(39,030)	16,408	(21,721)	(16,252)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

		INVESCO OPPENHEIMER CAPITAL
INVESCO MID CAP GROWTH FUND		APPRECIATION FUND		INVESCO OPPENHEIMER GLOBAL FUND
2019	2018	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,396)	$(12,038)	$(28,176)	$(28,737)	$(32,730)	$
Net realized gain (loss) on investments	353,984	147,480	629,972	218,801	895,775
Change in net unrealized appreciation (depreciation)
on investments	(14,119)	(204,445)	322,904	(376,339)	2,986,801
Increase (decrease) in net assets resulting from operations	327,469	(69,003)	924,700	(186,275)	3,849,846
CONTRACT TRANSACTIONS:
Purchase payments received	12,380	7,343	64,668	73,738	365,762
Transfers for contract benefits and terminations	(130,591)	(54,099)	(445,534)	(277,880)	(1,529,131)
Net transfers	(30,496)	2,824	(32,690)	(484,739)	(3,181,373)
Contract maintenance charges	(771)	(533)	(445)	(422)	(14,508)
Other, net	(1,468)	(1,212)	6,005	1,491	25,693
Adjustments to net assets allocated to contracts in
payout phase	0
Increase (decrease) in net assets resulting from
contract transactions	(150,946)	(45,677)	(407,996)	(687,812)	(4,333,557)
Total increase (decrease) in net assets	176,523	(114,680)	516,704	(874,087)	(483,711)
NET ASSETS:
Beginning of period	978,180	1,092,860	2,765,140	3,639,227	13,956,152
End of period	$1,154,703	$978,180	$3,281,844	$2,765,140	$13,472,441	$
CHANGES IN UNITS OUTSTANDING:

Units issued	9,196	2,228	9,402	9,910	26,719
Units redeemed	(17,504)	(5,748)	(25,372)	(38,617)	(165,590)
Net increase (decrease)	(8,308)	(3,520)	(15,970)	(28,707)	(138,871)

(51,202)

2,787,552

(5,033,206)

(2,296,856)

466,096

(2,565,964)

395,411

(24,669)

32,960

(1,696,166)

(3,993,022)

17,949,174

13,956,152

74,344

(131,540)

(57,196)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
					JANUS HENDERSON GLOBAL RESEARCH
	INVESCO SMALL CAP GROWTH FUND		JANUS HENDERSON FORTY FUND		FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(8,366)	$(8,981)	$(40,057)	$(48,215)	$1,179	$(2,254)
Net realized gain (loss) on investments	94,034	136,658	473,677	392,086	72,095	91,495
Change in net unrealized appreciation (depreciation)
on investments	210,039	(270,328)	1,127,743	(322,042)	133,782	(153,340)
Increase (decrease) in net assets resulting from operations	295,707	(142,651)	1,561,363	21,829	207,056	(64,099)
CONTRACT TRANSACTIONS:
Purchase payments received	41,123	48,886	51,825	6,865	2,640	4,459
Transfers for contract benefits and terminations	(74,603)	(62,235)	(258,988)	(269,690)	(38,868)	(61,032)
Net transfers	(312,535)	33,740	899,685	47,749	(8,553)	(8,413)
Contract maintenance charges	(540)	(903)	(4,287)	(1,938)	(407)	(382)
Other, net	(1,995)	2,935	(4,709)	26	62	(96)
Adjustments to net assets allocated to contracts in
payout phase	0	0
Increase (decrease) in net assets resulting from
contract transactions	(348,550)	22,423	683,526	(216,988)	(45,126)	(65,464)
Total increase (decrease) in net assets	(52,843)	(120,228)	2,244,889	(195,159)	161,930	(129,563)
NET ASSETS:
Beginning of period	1,323,393	1,443,621	4,216,094	4,411,253	765,154	894,717
End of period	$1,270,550	$1,323,393	$6,460,983	$4,216,094	$927,084	$765,154
CHANGES IN UNITS OUTSTANDING:

Units issued	2,004	4,722	100,820	19,409	976	950
Units redeemed	(9,999)	(4,602)	(52,396)	(37,894)	(4,600)	(7,021)
Net increase (decrease)	(7,995)	120	48,424	(18,485)	(3,624)	(6,071)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

				INVESTMENT DIVISIONS
				JANUS HENDERSON VIT GLOBAL
	JANUS HENDERSON RESEARCH FUND			RESEARCH PORTFOLIO		JENSEN QUALITY GROWTH FUND
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(111)	$(200)	$879	$3,329	$(2,083)	$(3,603)
Net realized gain (loss) on investments		5,328	4,569	310,404	142,139	140,450	112,390
Change in net unrealized appreciation (depreciation)
on investments		9,897	(7,639)	98,564	(274,353)	105,884	(96,857)
Increase (decrease) in net assets resulting from operations		15,114	(3,270)	409,847	(128,885)	244,251	11,930
CONTRACT TRANSACTIONS:
Purchase payments received		0	0	0	114	6,682	3,766
Transfers for contract benefits and terminations		(1,602)	(1,384)	(333,534)	(232,336)	(28,461)	(52,144)
Net transfers		(67)	17,565	(21,296)	(31,737)	(50,657)	(17,030)
Contract maintenance charges		0	0	(670)	(661)	(410)	(304)
Other, net		0	0	3,974	7,790	(227)	(319)
Adjustments to net assets allocated to contracts in
payout phase							0
Increase (decrease) in net assets resulting from
contract transactions		(1,669)	16,181	(351,526)	(256,830)	(73,073)	(66,031)
Total increase (decrease) in net assets		13,445	12,911	58,321	(385,715)	171,178	(54,101)
NET ASSETS:
Beginning of period		44,940	32,029	1,572,985	1,958,700	904,099	958,200
End of period		$58,385	$44,940	$1,631,306	$1,572,985	$1,075,277	$904,099
CHANGES IN UNITS OUTSTANDING:

Units issued		0	1,423	3,342	1,887	2,369	196
Units redeemed		(134)	(131)	(16,831)	(12,479)	(4,568)	(2,629)
Net increase (decrease)		(134)	1,292	(13,489)	(10,592)	(2,199)	(2,433)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
	LORD ABBETT VALUE OPPORTUNITIES		MAINSTAY MACKAY SMALL CAP CORE
	FUND		FUND		MFS GROWTH FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(3,208)	$(10,078)	$(434)	$(632)	$(982)	$(815)
Net realized gain (loss) on investments	(29,625)	146,843	6,512	13,880	9,462	14,065
Change in net unrealized appreciation (depreciation)
on investments	283,896	(346,660)	2,591	(24,605)	38,689	(10,283)
Increase (decrease) in net assets resulting from operations	251,063	(209,895)	8,669	(11,357)	47,169	2,967
CONTRACT TRANSACTIONS:
Purchase payments received	87,755	131,626	1,045	838	4,159	2,316
Transfers for contract benefits and terminations	(276,046)	(179,733)	(4,269)	(9,015)	(3,173)	(22,465)
Net transfers	(544,732)	(799,385)	(2,130)	0	10,401	2,499
Contract maintenance charges	(2,994)	(5,738)	(17)	(13)	(96)	(48)
Other, net	612	(8,500)	12	(2)	32	0
Adjustments to net assets allocated to contracts in
payout phase				0		0
Increase (decrease) in net assets resulting from
contract transactions	(735,405)	(861,730)	(5,359)	(8,192)	11,323	(17,698)
Total increase (decrease) in net assets	(484,342)	(1,071,625)	3,310	(19,549)	58,492	(14,731)
NET ASSETS:
Beginning of period	1,346,752	2,418,377	53,798	73,347	123,049	137,780
End of period	$862,410	$1,346,752	$57,108	$53,798	$181,541	$123,049
CHANGES IN UNITS OUTSTANDING:

Units issued	31,169	28,230	1,549	41	864	262
Units redeemed	(59,425)	(61,056)	(1,856)	(451)	(488)	(859)
Net increase (decrease)	(28,256)	(32,826)	(307)	(410)	376	(597)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
			PIONEER EQUITY INCOME VCT
	PIMCO TOTAL RETURN FUND		PORTFOLIO		PUTNAM HIGH YIELD FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$282,764	$223,209	$23,216	$27,892	$116,411	$123,045
Net realized gain (loss) on investments	(84,101)	(248,560)	183,470	316,237	56,061	(18,197)
Change in net unrealized appreciation (depreciation)
on investments	489,642	(136,568)	117,200	(517,693)	174,822	(240,953)
Increase (decrease) in net assets resulting from operations	688,305	(161,919)	323,886	(173,564)	347,294	(136,105)
CONTRACT TRANSACTIONS:
Purchase payments received	254,281	253,219	58,152	81,161	108,218	113,956
Transfers for contract benefits and terminations	(1,328,572)	(1,130,701)	(78,762)	(192,776)	(286,672)	(228,539)
Net transfers	618,041	(449,135)	(504,506)	36,742	(307,747)	268,311
Contract maintenance charges	(4,945)	(9,670)	(3,009)	(4,773)	(7,311)	(8,159)
Other, net	(6,978)	(13,011)	2,655	1,125	3,240	11,173
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	(468,173)	(1,349,298)	(525,470)	(78,521)	(490,272)	156,742
Total increase (decrease) in net assets	220,132	(1,511,217)	(201,584)	(252,085)	(142,978)	20,637
NET ASSETS:
Beginning of period	9,769,818	11,281,035	1,579,993	1,832,078	2,820,219	2,799,582
End of period	$9,989,950	$9,769,818	$1,378,409	$1,579,993	$2,677,241	$2,820,219
CHANGES IN UNITS OUTSTANDING:

Units issued	93,213	105,632	13,176	21,699	38,303	42,937
Units redeemed	(112,059)	(175,784)	(28,345)	(24,524)	(64,005)	(34,997)
Net increase (decrease)	(18,846)	(70,152)	(15,169)	(2,825)	(25,702)	7,940

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

			INVESTMENT DIVISIONS
	PUTNAM INTERNATIONAL CAPITAL
	OPPORTUNITIES FUND		ROYCE TOTAL RETURN FUND		VICTORY RS SELECT GROWTH FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(9,328)	$(13,031)	$393	$1,200	$(2,286)	$(2,365)
Net realized gain (loss) on investments	1,482	464,580	(53,564)	186,664	6,196	86,246
Change in net unrealized appreciation (depreciation)
on investments	309,202	(812,777)	264,593	(350,214)	65,852	(98,742)
Increase (decrease) in net assets resulting from operations	301,356	(361,228)	211,422	(162,350)	69,762	(14,861)
CONTRACT TRANSACTIONS:
Purchase payments received	85,416	139,313	22,792	21,795	2,382	5,320
Transfers for contract benefits and terminations	(109,466)	(171,009)	(128,766)	(174,138)	(30,108)	(17,472)
Net transfers	(143,476)	(914,329)	(240,381)	162,490	(45,607)	(31,630)
Contract maintenance charges	(2,660)	(7,885)	(474)	(528)	(71)	(74)
Other, net	(2,743)	380	1,815	(12,851)	0	0
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	(172,929)	(953,530)	(345,014)	(3,232)	(73,404)	(43,856)
Total increase (decrease) in net assets	128,427	(1,314,758)	(133,592)	(165,582)	(3,642)	(58,717)
NET ASSETS:
Beginning of period	1,315,307	2,630,065	1,094,120	1,259,702	231,694	290,411
End of period	$1,443,734	$1,315,307	$960,528	$1,094,120	$228,052	$231,694
CHANGES IN UNITS OUTSTANDING:

Units issued	19,568	107,070	7,359	17,460	238	208
Units redeemed	(35,402)	(188,025)	(25,184)	(17,659)	(2,253)	(1,476)
Net increase (decrease)	(15,834)	(80,955)	(17,825)	(199)	(2,015)	(1,268)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

		INVESTMENT DIVISIONS
			VIRTUS SILVANT SMALL-CAP GROWTH
	VICTORY RS SMALL CAP GROWTH FUND		STOCK FUND
	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(13,941)	$(14,471)	$(75,549)	$(69,903)
Net realized gain (loss) on investments	320,834	292,146	329,760	210,836
Change in net unrealized appreciation (depreciation)
on investments	121,235	(405,993)	2,306,620	(720,140)
Increase (decrease) in net assets resulting from operations	428,128	(128,318)	2,560,831	(579,207)
CONTRACT TRANSACTIONS:
Purchase payments received	11,128	17,024	390,321	214,554
Transfers for contract benefits and terminations	(83,607)	(107,006)	(477,444)	(668,784)
Net transfers	(203,594)	(1,401)	585,812	79,619
Contract maintenance charges	(598)	(633)	(2,410)	(1,298)
Other, net	(433)	46	27,567	15,296
Adjustments to net assets allocated to contracts in
payout phase
Increase (decrease) in net assets resulting from

contract transactions	(277,104)	(91,970)	523,846	(360,613)
Total increase (decrease) in net assets	151,024	(220,288)	3,084,677	(939,820)
NET ASSETS:
Beginning of period	1,217,581	1,437,869	7,284,377	8,224,197
End of period	$1,368,605	$1,217,581	$10,369,054	$7,284,377
CHANGES IN UNITS OUTSTANDING:

Units issued	643	541	70,616	34,197
Units redeemed	(9,177)	(6,286)	(49,820)	(49,960)
Net increase (decrease)	(8,534)	(5,745)	20,796	(15,763)

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2019

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for group variable annuity contracts. It consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account's investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity's own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2019, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2.PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 were as follows:

Investment Division	Purchases	Sales
Alger Balanced Portfolio	$140,926	$336,680
Alger Mid Cap Growth Portfolio	1,568,543	1,924,620
American Century Investments Equity Income Fund	5,456,001	1,822,250
American Century Investments Income & Growth Fund	13,615	12,907
American Funds The Growth Fund of America	1,093,617	3,853,256
Artisan International Fund	2,511,831	2,168,820
Clearbridge Value Trust	2,951	139,265
Columbia Select Mid Cap Value Fund	656,404	1,209,912
Columbia Variable Portfolio - Asset Allocation Fund	3,848	4,528
Davis New York Venture Fund	478,854	718,707
Federated Equity Income Fund, Inc	193,633	397,384
Fidelity VIP Contrafund Portfolio	5,511,606	7,249,157
Fidelity VIP Growth Portfolio	7,233,271	8,426,920
Franklin Small-Mid Cap Growth Fund	4,458	19,789
Great-West Aggressive Profile Fund	6,897,159	3,860,317
Great-West Ariel Mid Cap Value Fund	4,673,242	6,425,703
Great-West Bond Index Fund	2,954,908	5,533,625
Great-West Conservative Profile Fund	5,286,464	3,815,860
Great-West Government Money Market Fund	5,919,293	9,672,990
Great-West International Value Fund	1,173,738	7,265,650
Great-West T.Rowe Price Equity Income Fund	2,430,462	51,360,394
Great-West Large Cap Value Fund Investor II Class	48,972,819	2,054,906
Great-West Lifetime 2015 Fund	790,283	749,332
Great-West Lifetime 2025 Fund	2,476,325	1,258,247
Great-West Lifetime 2035 Fund	1,759,151	1,292,635
Great-West Lifetime 2045 Fund	1,634,015	1,051,870
Great-West Lifetime 2055 Fund	910,030	675,037
Great-West Loomis Sayles Small Cap Value Fund	206,016	1,425,116
Great-West Moderate Profile Fund	8,348,764	6,843,485
Great-West Moderately Aggressive Profile Fund	7,611,871	4,541,579
Great-West Moderately Conservative Profile Fund	1,266,678	1,970,000
Great-West Multi-Sector Bond Fund	778,034	2,381,722
Great-West S&P 500® Index Fund	12,663,709	24,504,680
Great-West S&P Small Cap 600® Index Fund	3,791,411	4,691,083
Great-West T. Rowe Price Mid Cap Growth Fund	2,960,429	5,542,802
Great-West U.S. Government Securities Fund	2,875,724	2,728,803
Invesco American Franchise Fund	60,442	95,970
Invesco American Value Fund	165,889	911,975
Invesco Comstock Fund	502,156	829,624
Invesco Mid Cap Growth Fund	375,403	307,145
Invesco Oppenheimer Capital Appreciation Fund	802,658	614,957
Invesco Oppenheimer Global Fund	343,507	4,599,098
Invesco Small Cap Growth Fund	171,130	423,668
Janus Henderson Forty Fund	1,591,671	537,494
Janus Henderson Global Research Fund	63,232	74,256

Investment Division	Purchases	Sales
Janus Henderson Research Fund	$5,447	$2,083
Janus Henderson VIT Global Research Portfolio	202,493	447,985
Jensen Quality Growth Fund	141,269	144,464
Lord Abbett Value Opportunities Fund	721,144	1,361,512
Mainstay Mackay Small Cap Core Fund	8,381	14,174
MFS Growth Fund	28,620	15,277
PIMCO Total Return Fund	1,721,438	1,898,814
Pioneer Equity Income VCT Portfolio	941,562	777,514
Putnam High Yield Fund	585,497	959,337
Putnam International Capital Opportunities Fund	179,574	342,529
Royce Total Return Fund	156,750	429,467
Victory RS Select Growth Fund	35,029	84,149
Victory RS Small Cap Growth Fund	140,050	317,998
Virtus Silvant Small-Cap Growth Stock Fund	2,233,821	936,973

3.EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company may deduct from each participant's account in the FutureFunds contract an annual maintenance charge of not more than $30 and from each participant's account in the FutureFunds Select contract an annual maintenance charge of not more that $100 on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account in the FutureFunds contract. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. In the FutureFunds Select contract, a contract termination charge may apply within the first 5 years of the contract. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

Loan Fees

To compensate the Company for the administration of loans, an annual maintenance fee of $25 to $100 from each participant account is charged on the anniversaries of the loan origination. The annual maintenance fee is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the terms of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.SUBSEQUENT EVENTS

Since December 31, 2019, the outbreak of the novel strain of coronavirus, specifically identified as "COVID- 19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Series Account in future periods.

5.FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
ALGER BALANCED PORTFOLIO
2019	51	$22.50	to	$29.00	$1,178	1.40%	0.00%	to	1.25%	18.02%	to	19.50%
2018	60	$19.07	to	$24.27	$1,204	3.09%	0.00%	to	1.25%	(4.53)%	to	(3.32) %
2017	84	$19.97	to	$25.10	$1,831	2.95%	0.00%	to	1.25%	14.02%	to	15.44%
2016	95	$17.52	to	$21.74	$1,799	1.81%	0.00%	to	1.25%	7.16%	to	8.51%
2015	96	$16.35	to	$20.04	$1,682	1.98%	0.00%	to	1.25%	0.21%	to	1.46%
ALGER MID CAP GROWTH PORTFOLIO
2019	344	$33.29	to	$42.91	$11,877	0.00%	0.00%	to	1.25%	28.63%	to	30.26%
2018	389	$25.88	to	$32.94	$10,449	0.00%	0.00%	to	1.25%	(8.60)%	to	(7.45) %
2017	425	$28.32	to	$35.59	$12,395	0.00%	0.00%	to	1.25%	28.18%	to	29.79%
2016	468	$22.09	to	$27.42	$10,615	0.00%	0.00%	to	1.25%	(0.28)%	to	0.97%
2015	534	$22.15	to	$27.16	$12,220	0.00%	0.00%	to	1.25%	(2.79)%	to	(1.56) %
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
2019	352	$43.81	to	$55.92	$15,858	2.37%	0.00%	to	1.25%	22.57%	to	24.11%
2018	295	$35.75	to	$45.06	$10,536	1.95%	0.00%	to	1.25%	(5.58)%	to	(4.39) %
2017	331	$37.86	to	$47.13	$12,537	1.79%	0.00%	to	1.25%	11.93%	to	13.33%
2016	384	$33.83	to	$41.58	$12,844	1.97%	0.00%	to	1.25%	18.01%	to	19.49%
2015	436	$28.66	to	$34.80	$12,792	2.42%	0.00%	to	1.25%	(0.65)%	to	0.60%
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND
2019	12	$25.64	to	$25.64	$314	2.07%	0.75%	to	0.75%	23.05%	to	23.05%
2018	13	$20.84	to	$20.84	$264	1.85%	0.75%	to	0.75%	(7.56)%	to	(7.56) %
2017	13	$22.54	to	$22.54	$292	2.42%	0.75%	to	0.75%	19.73%	to	19.73%
2016	13	$18.83	to	$18.83	$249	2.57%	0.75%	to	0.75%	12.72%	to	12.72%
2015	8	$16.70	to	$16.70	$128	2.15%	0.75%	to	0.75%	(6.37)%	to	(6.37) %
AMERICAN FUNDS THE GROWTH FUND OF AMERICA
2019	417	$27.34	to	$32.32	$12,155	0.35%	0.00%	to	1.25%	26.12%	to	27.70%
2018	545	$21.68	to	$25.31	$12,602	0.17%	0.00%	to	1.25%	(4.46)%	to	(3.25) %
2017	640	$22.69	to	$26.16	$15,414	0.15%	0.00%	to	1.25%	24.16%	to	25.71%
2016	663	$18.27	to	$20.81	$12,819	0.25%	0.00%	to	1.25%	6.78%	to	8.12%
2015	689	$17.11	to	$19.25	$12,409	0.22%	0.00%	to	1.25%	3.73%	to	5.03%
ARTISAN INTERNATIONAL FUND
2019	712	$17.99	to	$22.97	$14,892	0.90%	0.00%	to	1.25%	27.60%	to	29.20%
2018	713	$14.10	to	$17.78	$11,835	1.10%	0.00%	to	1.25%	(11.98)%	to	(10.86) %
2017	800	$16.02	to	$19.95	$14,864	0.74%	0.00%	to	1.25%	29.40%	to	31.02%
2016	808	$12.38	to	$15.23	$11,489	1.03%	0.00%	to	1.25%	(10.78)%	to	(9.66) %
2015	998	$13.88	to	$16.86	$15,911	0.38%	0.00%	to	1.25%	(5.05)%	to	(3.86) %
CLEARBRIDGE VALUE TRUST
2019	59	$19.47	to	$24.28	$1,135	0.25%	0.00%	to	1.25%	25.37%	to	26.94%
2018	65	$15.53	to	$19.12	$1,014	0.37%	0.00%	to	1.25%	(14.07)%	to	(12.98) %
2017	78	$18.08	to	$21.98	$1,409	0.30%	0.00%	to	1.25%	13.07%	to	14.48%
2016	87	$15.99	to	$19.20	$1,378	0.60%	0.00%	to	1.25%	11.01%	to	12.41%
2015	97	$14.40	to	$17.08	$1,396	0.16%	0.00%	to	1.25%	(4.90)%	to	(3.70) %

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
COLUMBIA SELECT MID CAP VALUE FUND
2019	172	$19.51	to	$22.55	$3,681	0.69%	0.00%	to	1.25%	29.42%	to	31.05%
2018	205	$15.07	to	$17.21	$3,376	0.25%	0.00%	to	1.25%	(14.81)%	to	(13.73) %
2017	197	$17.70	to	$19.95	$3,769	0.69%	0.00%	to	1.25%	11.62%	to	13.02%
2016	275	$15.85	to	$17.65	$4,739	0.51%	0.00%	to	1.25%	12.31%	to	13.72%
2015	314	$14.12	to	$15.52	$4,767	0.03%	0.00%	to	1.25%	(6.60)%	to	(5.43) %
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
2019	2	$29.45	to	$29.45	$59	2.02%	0.75%	to	0.75%	20.23%	to	20.23%
2018	2	$24.49	to	$30.60	$53	1.43%	0.00%	to	0.75%	(5.24)%	to	(4.52) %
2017	3	$25.85	to	$32.05	$74	1.64%	0.00%	to	0.75%	14.76%	to	15.63%
2016	3	$22.52	to	$27.71	$67	2.25%	0.00%	to	0.75%	4.57%	to	5.36%
2015	3	$21.54	to	$26.30	$68	2.00%	0.00%	to	0.75%	0.31%	to	1.06%
DAVIS NEW YORK VENTURE FUND
2019	172	$20.91	to	$24.72	$3,887	1.25%	0.00%	to	1.25%	28.92%	to	30.54%
2018	196	$16.22	to	$18.93	$3,409	0.28%	0.00%	to	1.25%	(14.36)%	to	(13.27) %
2017	234	$18.93	to	$21.83	$4,740	0.05%	0.00%	to	1.25%	20.29%	to	21.80%
2016	276	$15.74	to	$17.92	$4,657	0.51%	0.00%	to	1.25%	10.56%	to	11.94%
2015	266	$14.24	to	$16.01	$4,022	0.49%	0.00%	to	1.25%	1.37%	to	2.65%
FEDERATED EQUITY INCOME FUND, INC
2019	132	$19.59	to	$24.42	$2,781	2.12%	0.00%	to	1.25%	19.75%	to	21.27%
2018	143	$16.36	to	$20.14	$2,529	1.74%	0.00%	to	1.25%	(12.79)%	to	(11.69) %
2017	157	$18.76	to	$22.81	$3,146	2.07%	0.00%	to	1.25%	14.62%	to	16.06%
2016	171	$16.37	to	$19.65	$2,977	2.31%	0.00%	to	1.25%	8.14%	to	9.49%
2015	204	$15.14	to	$17.95	$3,281	1.91%	0.00%	to	1.25%	(6.61)%	to	(5.43) %
FIDELITY VIP CONTRAFUND PORTFOLIO
2019	902	$47.09	to	$61.32	$43,789	0.45%	0.00%	to	1.25%	29.95%	to	31.58%
2018	1,059	$36.24	to	$46.60	$39,012	0.70%	0.00%	to	1.25%	(7.55)%	to	(6.37) %
2017	1,163	$39.19	to	$49.78	$46,298	0.99%	0.00%	to	1.25%	20.37%	to	21.88%
2016	1,263	$32.56	to	$40.84	$41,920	0.79%	0.00%	to	1.25%	6.67%	to	8.00%
2015	1,421	$30.53	to	$37.82	$44,433	1.02%	0.00%	to	1.25%	(0.58)%	to	0.67%
FIDELITY VIP GROWTH PORTFOLIO
2019	1,313	$75.08	to	$48.57	$80,462	0.26%	0.00%	to	1.25%	32.65%	to	34.31%
2018	1,385	$56.60	to	$36.16	$64,851	0.24%	0.00%	to	1.25%	(1.41)%	to	(0.17) %
2017	1,517	$57.41	to	$36.22	$71,883	0.22%	0.00%	to	1.25%	33.46%	to	35.13%
2016	1,636	$43.02	to	$26.80	$58,480	0.04%	0.00%	to	1.25%	(0.45)%	to	0.80%
2015	1,907	$43.21	to	$26.59	$67,611	0.25%	0.00%	to	1.25%	5.84%	to	7.17%
FRANKLIN SMALL-MID CAP GROWTH FUND
2019	1	$22.10	to	$22.10	$28	0.00%	0.75%	to	0.75%	30.82%	to	30.82%
2018	2	$16.89	to	$16.89	$37	0.00%	0.75%	to	0.75%	(5.32)%	to	(5.32) %
2017	3	$17.84	to	$17.84	$58	0.00%	0.75%	to	0.75%	20.62%	to	20.62%
2016	3	$14.79	to	$14.79	$49	0.00%	0.75%	to	0.75%	3.55%	to	3.55%
2015	3	$14.28	to	$14.28	$47	0.00%	0.75%	to	0.75%	(2.71)%	to	(2.71) %

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 07/14/2017)
2019	3,294	$11.87	to	$12.24	$39,859	1.96%	0.00%	to	1.25%	24.54%	to	26.10%
2018	3,522	$9.53	to	$9.70	$33,945	1.72%	0.00%	to	1.25%	(11.52)%	to	(10.41) %
2017	8,791	$10.77	to	$10.83	$95,132	3.30%	0.00%	to	1.25%	7.68%	to	8.31%
GREAT-WEST ARIEL MID CAP VALUE FUND
2019	559	$90.64	to	$67.28	$42,929	1.31%	0.00%	to	1.25%	22.78%	to	24.32%
2018	634	$73.82	to	$54.12	$39,541	0.69%	0.00%	to	1.25%	(15.47)%	to	(14.40) %
2017	749	$87.34	to	$63.23	$54,038	2.30%	0.00%	to	1.25%	13.59%	to	15.01%
2016	859	$76.89	to	$54.98	$54,210	1.44%	0.00%	to	1.25%	11.65%	to	13.05%
2015	1,044	$68.87	to	$48.63	$58,335	1.36%	0.00%	to	1.25%	(7.27)%	to	(6.10) %
GREAT-WEST BOND INDEX FUND
2019	915	$19.26	to	$24.81	$19,039	1.10%	0.00%	to	1.25%	6.75%	to	8.09%
2018	1,046	$18.04	to	$22.96	$20,176	1.37%	0.00%	to	1.25%	(1.65)%	to	(0.41) %
2017	928	$18.34	to	$23.05	$18,123	1.04%	0.00%	to	1.25%	1.78%	to	3.06%
2016	824	$18.02	to	$22.37	$15,775	0.96%	0.00%	to	1.25%	0.68%	to	1.94%
2015	864	$17.90	to	$21.94	$16,383	1.59%	0.00%	to	1.25%	(1.01)%	to	0.23%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 07/14/2017)
2019	2,354	$10.75	to	$11.09	$25,882	2.21%	0.00%	to	1.25%	10.14%	to	11.54%
2018	2,347	$9.76	to	$9.94	$23,206	2.79%	0.00%	to	1.25%	(4.36)%	to	(3.15) %
2017	3,752	$10.20	to	$10.26	$38,463	1.86%	0.00%	to	1.25%	2.04%	to	2.62%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2019	2,146	$20.65	to	$14.52	$35,018	1.75%	0.00%	to	1.25%	0.49%	to	1.76%
2018	2,381	$20.55	to	$14.27	$38,765	1.37%	0.00%	to	1.25%	0.12%	to	1.39%
2017	2,478	$20.52	to	$14.07	$40,144	0.40%	0.00%	to	1.25%	(0.84)%	to	0.41%
2016	2,831	$20.70	to	$14.02	$46,147	0.00%	0.00%	to	1.25%	(1.24)%	to	0.00%
2015	2,810	$20.96	to	$14.02	$45,827	0.00%	0.00%	to	1.25%	(1.24)%	to	0.00%
GREAT-WEST INTERNATIONAL VALUE FUND
2019	828	$36.30	to	$32.74	$26,171	1.15%	0.00%	to	1.25%	20.55%	to	22.06%
2018	1,035	$30.12	to	$26.82	$27,305	1.25%	0.00%	to	1.25%	(16.63)%	to	(15.57) %
2017	1,055	$36.12	to	$31.77	$33,419	0.99%	0.00%	to	1.25%	24.90%	to	26.46%
2016	1,245	$28.92	to	$25.12	$31,578	0.60%	0.00%	to	1.25%	2.60%	to	3.88%
2015	1,412	$28.19	to	$24.18	$35,039	0.82%	0.00%	to	1.25%	5.13%	to	6.45%
GREAT-WEST LARGE CAP VALUE FUND INVESTOR II CLASS
(Effective date 10/25/2019)
2019	4,567	$10.66	to	$10.68	$48,712	0.59%	0.00%	to	1.25%	6.60%	to	6.85%
GREAT-WEST LIFETIME 2015 FUND
(Effective date 05/05/2009)
2019	205	$20.34	to	$23.24	$4,434	1.44%	0.00%	to	1.25%	13.73%	to	15.17%
2018	215	$17.88	to	$20.18	$4,061	2.05%	0.00%	to	1.25%	(5.61)%	to	(4.42) %
2017	259	$18.95	to	$21.11	$5,168	3.02%	0.00%	to	1.25%	9.75%	to	11.12%
2016	282	$17.26	to	$18.99	$5,085	1.92%	0.00%	to	1.25%	5.91%	to	7.24%
GREAT-WEST LIFETIME 2025 FUND
(Effective date 05/08/2009)
2019	332	$23.38	to	$26.71	$8,216	1.55%	0.00%	to	1.25%	16.54%	to	18.01%
2018	301	$20.06	to	$22.63	$6,377	2.10%	0.00%	to	1.25%	(6.91)%	to	(5.73) %
2017	255	$21.55	to	$24.01	$5,793	3.81%	0.00%	to	1.25%	12.73%	to	14.14%
2016	251	$19.12	to	$21.04	$5,019	1.93%	0.00%	to	1.25%	6.80%	to	8.13%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
GREAT-WEST LIFETIME 2035 FUND
(Effective date 05/08/2009)
2019	266	$26.05	to	$29.76	$7,535	1.45%	0.00%	to	1.25%	20.65%	to	22.17%
2018	271	$21.59	to	$24.36	$6,321	1.79%	0.00%	to	1.25%	(9.02)%	to	(7.86) %
2017	267	$23.73	to	$26.44	$6,799	4.47%	0.00%	to	1.25%	16.90%	to	18.36%
2016	238	$20.30	to	$22.34	$5,135	1.81%	0.00%	to	1.25%	7.69%	to	9.04%
GREAT-WEST LIFETIME 2045 FUND
(Effective date 05/08/2009)
2019	194	$26.46	to	$30.23	$5,454	1.34%	0.00%	to	1.25%	23.04%	to	24.58%
2018	189	$21.51	to	$24.26	$4,317	1.73%	0.00%	to	1.25%	(10.50)%	to	(9.36) %
2017	158	$24.03	to	$26.77	$4,014	4.57%	0.00%	to	1.25%	18.94%	to	20.43%
2016	139	$20.20	to	$22.23	$2,952	1.71%	0.00%	to	1.25%	8.17%	to	9.52%
GREAT-WEST LIFETIME 2055 FUND
(Effective date 05/08/2009)
2019	105	$26.10	to	$29.81	$2,964	1.22%	0.00%	to	1.25%	23.15%	to	24.70%
2018	105	$21.19	to	$23.91	$2,393	1.61%	0.00%	to	1.25%	(10.88)%	to	(9.75) %
2017	87	$23.78	to	$26.49	$2,214	1.75%	0.00%	to	1.25%	19.31%	to	20.80%
2016	77	$19.93	to	$21.93	$1,641	1.70%	0.00%	to	1.25%	8.09%	to	9.45%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
2019	159	$45.27	to	$58.39	$7,468	0.00%	0.00%	to	1.25%	23.12%	to	24.67%
2018	185	$36.77	to	$46.83	$7,057	0.00%	0.00%	to	1.25%	(17.24)%	to	(16.20) %
2017	196	$44.43	to	$55.88	$8,996	0.07%	0.00%	to	1.25%	8.38%	to	9.74%
2016	212	$41.00	to	$50.93	$8,973	0.08%	0.00%	to	1.25%	24.27%	to	25.82%
2015	252	$32.99	to	$40.47	$8,673	0.23%	0.00%	to	1.25%	(4.66)%	to	(3.47) %
GREAT-WEST MODERATE PROFILE FUND
(Effective date 07/14/2017)
2019	5,413	$11.22	to	$11.58	$61,749	1.98%	0.00%	to	1.25%	16.06%	to	17.51%
2018	5,812	$9.67	to	$9.85	$56,767	2.38%	0.00%	to	1.25%	(7.46)%	to	(6.30) %
2017	14,137	$10.45	to	$10.51	$148,438	1.96%	0.00%	to	1.25%	4.51%	to	5.12%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 07/14/2017)
2019	4,917	$11.44	to	$11.80	$57,284	1.67%	0.00%	to	1.25%	18.85%	to	20.34%
2018	5,171	$9.62	to	$9.80	$50,313	1.97%	0.00%	to	1.25%	(8.78)%	to	(7.62) %
2017	14,635	$10.55	to	$10.61	$155,154	3.50%	0.00%	to	1.25%	5.50%	to	6.11%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 07/14/2017)
2019	943	$10.99	to	$11.33	$10,536	1.89%	0.00%	to	1.25%	13.04%	to	14.46%
2018	1,075	$9.72	to	$9.90	$10,558	2.24%	0.00%	to	1.25%	(5.92)%	to	(4.73) %
2017	3,700	$10.33	to	$10.39	$38,416	2.55%	0.00%	to	1.25%	3.31%	to	3.90%
GREAT-WEST MULTI-SECTOR BOND FUND
2019	314	$52.79	to	$45.81	$13,328	1.66%	0.00%	to	1.25%	10.35%	to	11.73%
2018	352	$47.84	to	$41.00	$13,637	2.47%	0.00%	to	1.25%	(4.31)%	to	(3.11) %
2017	1,020	$50.00	to	$42.31	$42,096	1.71%	0.00%	to	1.25%	4.95%	to	6.27%
2016	1,090	$47.64	to	$39.82	$42,643	2.35%	0.00%	to	1.25%	10.00%	to	11.38%
2015	1,126	$43.31	to	$35.75	$40,021	2.36%	0.00%	to	1.25%	(7.71)%	to	(6.55) %

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
GREAT-WEST S&P 500® INDEX FUND
(Effective date 07/14/2017)
2019	14,570	$13.21	to	$13.62	$193,899	0.69%	0.00%	to	1.25%	29.22%	to	30.83%
2018	16,158	$10.22	to	$10.41	$165,975	0.75%	0.00%	to	1.25%	(6.08)%	to	(4.89) %
2017	17,715	$10.88	to	$10.95	$193,265	0.42%	0.00%	to	1.25%	8.84%	to	9.47%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2019	444	$77.54	to	$61.17	$30,027	0.60%	0.00%	to	1.25%	20.77%	to	22.29%
2018	484	$64.21	to	$50.02	$27,003	1.12%	0.00%	to	1.25%	(10.13)%	to	(8.99) %
2017	531	$71.44	to	$54.96	$32,791	1.57%	0.00%	to	1.25%	11.35%	to	12.75%
2016	577	$64.16	to	$48.75	$32,236	1.08%	0.00%	to	1.25%	24.18%	to	25.74%
2015	415	$51.67	to	$38.77	$18,366	1.10%	0.00%	to	1.25%	(3.75)%	to	(2.54) %
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2019	507	$78.22	to	$100.34	$40,738	0.01%	0.00%	to	1.25%	29.65%	to	31.28%
2018	550	$60.33	to	$76.43	$33,870	0.05%	0.00%	to	1.25%	(3.55)%	to	(2.33) %
2017	1,315	$62.55	to	$78.25	$94,132	0.32%	0.00%	to	1.25%	22.89%	to	24.43%
2016	1,380	$50.90	to	$62.89	$79,352	0.05%	0.00%	to	1.25%	4.87%	to	6.18%
2015	1,504	$48.54	to	$59.23	$81,601	0.02%	0.00%	to	1.25%	5.19%	to	6.52%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2019	888	$25.94	to	$24.58	$21,863	1.54%	0.00%	to	1.25%	4.80%	to	6.12%
2018	885	$24.75	to	$23.16	$20,826	1.89%	0.00%	to	1.25%	(0.79)%	to	0.46%
2017	912	$24.95	to	$23.06	$21,557	1.34%	0.00%	to	1.25%	0.95%	to	2.21%
2016	1,003	$24.72	to	$22.56	$23,335	1.72%	0.00%	to	1.25%	(0.03)%	to	1.23%
2015	1,029	$24.72	to	$22.29	$24,225	2.03%	0.00%	to	1.25%	(0.46)%	to	0.80%
INVESCO AMERICAN FRANCHISE FUND
2019	48	$16.46	to	$21.01	$867	0.00%	0.00%	to	1.25%	34.82%	to	36.52%
2018	53	$12.21	to	$15.39	$711	0.00%	0.00%	to	1.25%	(4.98)%	to	(3.78) %
2017	56	$12.85	to	$15.99	$767	0.00%	0.00%	to	1.25%	25.53%	to	27.11%
2016	68	$10.24	to	$12.58	$737	0.00%	0.00%	to	1.25%	0.75%	to	2.01%
2015	83	$10.16	to	$12.34	$890	0.00%	0.00%	to	1.25%	3.63%	to	4.93%
INVESCO AMERICAN VALUE FUND
2019	27	$19.18	to	$22.17	$563	0.00%	0.00%	to	1.25%	22.78%	to	24.33%
2018	66	$15.62	to	$17.83	$1,120	0.00%	0.00%	to	1.25%	(14.14)%	to	(13.05) %
2017	49	$18.19	to	$20.51	$960	0.18%	0.00%	to	1.25%	7.83%	to	9.17%
2016	63	$16.87	to	$18.79	$1,133	0.00%	0.00%	to	1.25%	13.99%	to	15.43%
2015	225	$14.80	to	$16.28	$3,574	0.00%	0.00%	to	1.25%	(10.33)%	to	(9.20) %
INVESCO COMSTOCK FUND
2019	93	$21.23	to	$25.10	$2,144	1.82%	0.00%	to	1.25%	23.48%	to	25.03%
2018	115	$17.19	to	$20.07	$2,133	1.19%	0.00%	to	1.25%	(13.59)%	to	(12.49) %
2017	131	$19.90	to	$22.94	$2,800	1.27%	0.00%	to	1.25%	16.07%	to	17.52%
2016	187	$17.14	to	$19.52	$3,470	1.86%	0.00%	to	1.25%	16.08%	to	17.54%
2015	292	$14.77	to	$16.61	$4,681	1.05%	0.00%	to	1.25%	(7.35)%	to	(6.18) %
INVESCO MID CAP GROWTH FUND
2019	70	$15.72	to	$20.08	$1,155	0.00%	0.00%	to	1.25%	32.43%	to	34.09%
2018	78	$11.87	to	$14.98	$978	0.00%	0.00%	to	1.25%	(6.98)%	to	(5.80) %
2017	82	$12.76	to	$15.90	$1,093	0.00%	0.00%	to	1.25%	20.70%	to	22.22%
2016	93	$10.57	to	$13.01	$1,030	0.00%	0.00%	to	1.25%	(0.78)%	to	0.46%
2015	103	$10.66	to	$12.95	$1,142	0.00%	0.00%	to	1.25%	(0.04)%	to	1.22%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
INVESCO OPPENHEIMER CAPITAL APPRECIATION FUND
2019	120	$25.80	to	$32.19	$3,282	0.00%	0.00%	to	1.25%	34.37%	to	36.06%
2018	136	$19.20	to	$23.66	$2,765	0.00%	0.00%	to	1.25%	(7.13)%	to	(5.96) %
2017	164	$20.68	to	$25.16	$3,639	0.01%	0.00%	to	1.25%	24.96%	to	26.53%
2016	166	$16.55	to	$19.88	$2,895	0.07%	0.00%	to	1.25%	(3.55)%	to	(2.34) %
2015	212	$17.16	to	$20.36	$3,828	0.00%	0.00%	to	1.25%	1.93%	to	3.21%
INVESCO OPPENHEIMER GLOBAL FUND
2019	413	$30.82	to	$37.38	$13,472	0.50%	0.00%	to	1.25%	29.93%	to	31.56%
2018	552	$23.72	to	$28.41	$13,956	0.40%	0.00%	to	1.25%	(14.64)%	to	(13.55) %
2017	609	$27.79	to	$32.87	$17,949	0.61%	0.00%	to	1.25%	34.56%	to	36.24%
2016	564	$20.65	to	$24.13	$12,334	0.66%	0.00%	to	1.25%	(1.08)%	to	0.16%
2015	656	$20.88	to	$24.09	$14,544	0.61%	0.00%	to	1.25%	2.60%	to	3.89%
INVESCO SMALL CAP GROWTH FUND
2019	33	$34.74	to	$43.30	$1,271	0.00%	0.00%	to	1.25%	22.74%	to	24.28%
2018	41	$28.31	to	$34.84	$1,323	0.00%	0.00%	to	1.25%	(10.15)%	to	(9.01) %
2017	41	$31.50	to	$38.29	$1,444	0.00%	0.00%	to	1.25%	23.36%	to	24.91%
2016	48	$25.54	to	$30.66	$1,373	0.00%	0.00%	to	1.25%	9.93%	to	11.30%
2015	57	$23.23	to	$27.54	$1,439	0.00%	0.00%	to	1.25%	(3.06)%	to	(1.84) %
JANUS HENDERSON FORTY FUND
(Effective date 04/28/2017)
2019	423	$15.13	to	$15.65	$6,461	0.21%	0.00%	to	1.25%	34.97%	to	36.65%
2018	375	$11.21	to	$11.45	$4,216	0.00%	0.00%	to	1.25%	0.05%	to	1.33%
2017	393	$11.21	to	$11.30	$4,411	0.80%	0.00%	to	1.25%	12.07%	to	13.01%
JANUS HENDERSON GLOBAL RESEARCH FUND
2019	71	$11.96	to	$15.27	$927	1.08%	0.00%	to	1.25%	27.18%	to	28.78%
2018	75	$9.40	to	$11.86	$765	0.70%	0.00%	to	1.25%	(8.13)%	to	(6.97) %
2017	81	$10.23	to	$12.75	$895	0.64%	0.00%	to	1.25%	25.19%	to	26.75%
2016	86	$8.18	to	$10.06	$757	0.74%	0.00%	to	1.25%	0.64%	to	1.90%
2015	97	$8.12	to	$9.87	$842	0.65%	0.00%	to	1.25%	(3.52)%	to	(2.30) %
JANUS HENDERSON RESEARCH FUND
(Effective date 04/28/2017)
2019	4	$14.61	to	$14.91	$58	0.54%	0.00%	to	0.75%	34.27%	to	35.27%
2018	4	$10.88	to	$11.02	$45	0.24%	0.00%	to	0.75%	(3.61)%	to	(2.87) %
2017	3	$11.29	to	$11.35	$32	0.24%	0.00%	to	0.75%	12.91%	to	13.48%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2019	59	$28.33	to	$24.85	$1,631	0.98%	0.75%	to	0.95%	27.82%	to	28.08%
2018	72	$22.16	to	$28.90	$1,573	1.11%	0.00%	to	0.95%	(7.75)%	to	(6.87) %
2017	83	$24.02	to	$31.03	$1,959	0.82%	0.00%	to	0.95%	25.83%	to	27.03%
2016	86	$19.09	to	$24.43	$1,611	1.07%	0.00%	to	0.95%	1.11%	to	2.06%
2015	107	$18.88	to	$23.94	$1,955	0.67%	0.00%	to	0.95%	(3.21)%	to	(2.29) %
JENSEN QUALITY GROWTH FUND
2019	32	$31.98	to	$38.79	$1,075	0.63%	0.00%	to	1.25%	26.93%	to	28.52%
2018	34	$25.20	to	$30.18	$904	0.48%	0.00%	to	1.25%	0.55%	to	1.82%
2017	36	$25.06	to	$29.64	$958	0.61%	0.00%	to	1.25%	21.25%	to	22.77%
2016	41	$20.67	to	$24.15	$875	0.76%	0.00%	to	1.25%	10.23%	to	11.62%
2015	52	$18.75	to	$21.63	$1,018	0.79%	0.00%	to	1.25%	(0.08)%	to	1.18%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
LORD ABBETT VALUE OPPORTUNITIES FUND
2019	30	$26.17	to	$29.81	$862	0.29%	0.00%	to	1.25%	21.33%	to	22.86%
2018	59	$21.57	to	$24.26	$1,347	0.03%	0.00%	to	1.25%	(12.96)%	to	(11.86) %
2017	92	$24.78	to	$27.52	$2,418	0.00%	0.00%	to	1.25%	8.79%	to	10.15%
2016	81	$22.78	to	$24.99	$1,956	0.00%	0.00%	to	1.25%	14.95%	to	16.40%
2015	72	$19.81	to	$21.47	$1,492	0.00%	0.00%	to	1.25%	(4.09)%	to	(2.88) %
MAINSTAY MACKAY SMALL CAP CORE FUND
2019	3	$18.28	to	$21.61	$57	0.26%	0.00%	to	1.25%	15.88%	to	17.34%
2018	3	$15.78	to	$18.42	$54	0.17%	0.00%	to	1.25%	(17.60)%	to	(16.56) %
2017	4	$19.15	to	$22.07	$73	0.00%	0.00%	to	1.25%	13.90%	to	15.33%
2016	4	$16.81	to	$19.14	$64	0.38%	0.00%	to	1.25%	14.29%	to	15.73%
2015	6	$14.71	to	$16.54	$86	0.10%	0.00%	to	1.25%	(5.31)%	to	(4.13) %
MFS GROWTH FUND
2019	5	$32.96	to	$41.08	$182	0.00%	0.00%	to	1.25%	35.65%	to	37.35%
2018	4	$24.30	to	$29.91	$123	0.00%	0.00%	to	1.25%	1.06%	to	2.34%
2017	5	$24.04	to	$29.23	$138	0.00%	0.00%	to	1.25%	28.93%	to	30.54%
2016	8	$18.65	to	$22.39	$161	0.00%	0.00%	to	1.25%	0.95%	to	2.22%
2015	7	$18.47	to	$21.90	$146	0.00%	0.00%	to	1.25%	5.78%	to	7.11%
PIMCO TOTAL RETURN FUND
2019	491	$19.23	to	$23.96	$9,990	3.57%	0.00%	to	1.25%	6.65%	to	7.99%
2018	510	$18.03	to	$22.19	$9,770	2.80%	0.00%	to	1.25%	(1.75)%	to	(0.51) %
2017	580	$18.35	to	$22.31	$11,281	2.42%	0.00%	to	1.25%	3.57%	to	4.87%
2016	970	$17.72	to	$21.27	$19,023	2.72%	0.00%	to	1.25%	1.08%	to	2.34%
2015	1,196	$17.53	to	$20.78	$23,127	2.64%	0.00%	to	1.25%	(0.77)%	to	0.48%
PIONEER EQUITY INCOME VCT PORTFOLIO
2019	41	$31.24	to	$40.33	$1,378	2.33%	0.00%	to	1.25%	23.67%	to	25.23%
2018	56	$25.26	to	$32.20	$1,580	2.15%	0.00%	to	1.25%	(9.91)%	to	(8.77) %
2017	59	$28.04	to	$35.30	$1,832	1.35%	0.00%	to	1.25%	13.75%	to	15.18%
2016	132	$24.65	to	$30.65	$3,664	1.85%	0.00%	to	1.25%	18.05%	to	19.53%
2015	96	$20.88	to	$25.64	$2,266	1.90%	0.00%	to	1.25%	(1.02)%	to	0.22%
PUTNAM HIGH YIELD FUND
2019	143	$17.43	to	$20.14	$2,677	4.75%	0.00%	to	1.25%	12.43%	to	13.83%
2018	168	$15.50	to	$17.70	$2,820	4.79%	0.00%	to	1.25%	(5.17)%	to	(3.97) %
2017	160	$16.35	to	$18.43	$2,800	4.99%	0.00%	to	1.25%	5.06%	to	6.38%
2016	223	$15.56	to	$17.32	$3,739	5.55%	0.00%	to	1.25%	13.58%	to	15.00%
2015	221	$13.70	to	$15.06	$3,223	5.29%	0.00%	to	1.25%	(6.80)%	to	(5.62) %
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND
2019	114	$11.88	to	$13.74	$1,444	0.00%	0.00%	to	1.25%	23.97%	to	25.53%
2018	130	$9.59	to	$10.94	$1,315	0.00%	0.00%	to	1.25%	(17.76)%	to	(16.72) %
2017	211	$11.66	to	$13.14	$2,630	2.52%	0.00%	to	1.25%	32.52%	to	34.18%
2016	249	$8.80	to	$9.79	$2,352	1.98%	0.00%	to	1.25%	(4.32)%	to	(3.12) %
2015	211	$9.19	to	$10.11	$2,050	0.98%	0.00%	to	1.25%	0.75%	to	2.02%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
ROYCE TOTAL RETURN FUND
2019	47	$19.34	to	$22.35	$961	0.70%	0.00%	to	1.25%	21.56%	to	23.08%
2018	64	$15.91	to	$18.16	$1,094	0.76%	0.00%	to	1.25%	(13.85)%	to	(12.75) %
2017	65	$18.47	to	$20.82	$1,260	0.37%	0.00%	to	1.25%	11.90%	to	13.30%
2016	140	$16.50	to	$18.37	$2,487	1.45%	0.00%	to	1.25%	23.85%	to	25.41%
2015	108	$13.32	to	$14.65	$1,537	0.56%	0.00%	to	1.25%	(8.69)%	to	(7.54) %
VICTORY RS SELECT GROWTH FUND
2019	7	$32.57	to	$39.51	$228	0.00%	0.00%	to	1.25%	30.65%	to	32.29%
2018	9	$24.93	to	$29.86	$232	0.00%	0.00%	to	1.25%	(8.39)%	to	(7.23) %
2017	10	$27.21	to	$32.19	$290	0.00%	0.00%	to	1.25%	15.65%	to	17.10%
2016	11	$23.53	to	$27.49	$266	0.00%	0.00%	to	1.25%	5.53%	to	6.85%
2015	13	$22.30	to	$25.73	$298	0.00%	0.00%	to	1.25%	(1.61)%	to	(0.38) %
VICTORY RS SMALL CAP GROWTH FUND
2019	73	$17.83	to	$22.77	$1,369	0.00%	0.00%	to	1.25%	36.20%	to	37.91%
2018	82	$13.09	to	$16.51	$1,218	0.00%	0.00%	to	1.25%	(10.11)%	to	(8.97) %
2017	88	$14.57	to	$18.14	$1,438	0.00%	0.00%	to	1.25%	35.16%	to	36.86%
2016	92	$10.78	to	$13.25	$1,108	0.00%	0.00%	to	1.25%	(0.37)%	to	0.88%
2015	110	$10.82	to	$13.14	$1,321	0.00%	0.00%	to	1.25%	(1.15)%	to	0.09%
VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND
2019	372	$26.86	to	$32.27	$10,369	0.00%	0.00%	to	1.25%	34.36%	to	36.05%
2018	351	$19.99	to	$23.72	$7,284	0.00%	0.00%	to	1.25%	(7.81)%	to	(6.64) %
2017	366	$21.69	to	$25.41	$8,224	0.00%	0.00%	to	1.25%	13.15%	to	14.57%
2016	400	$19.17	to	$22.18	$7,915	0.00%	0.00%	to	1.25%	7.83%	to	9.17%
2015	472	$17.78	to	$20.31	$8,699	0.00%	0.00%	to	1.25%	(4.38)%	to	(3.18) %

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of FutureFunds Series Account and the Board of Directors of Great- West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2019, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2019, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on the Series Account's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 3, 2020

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets	Statement of	Statements of changes in net assets
	and liabilities	operations

ALGER BALANCED	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER MID CAP GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
INCOME FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS INCOME &	December 31, 2019
		December 31, 2019	ended December 31, 2019
GROWTH FUND

AMERICAN FUNDS THE		For the year ended	For each of the two years in the period
GROWTH FUND OF	December 31, 2019
		December 31, 2019	ended December 31, 2019
AMERICA

ARTISAN INTERNATIONAL	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

CLEARBRIDGE VALUE	December 31, 2019	For the year ended	For each of the two years in the period
TRUST		December 31, 2019	ended December 31, 2019

COLUMBIA SELECT MID	December 31, 2019	For the year ended	For each of the two years in the period
CAP VALUE FUND		December 31, 2019	ended December 31, 2019

COLUMBIA VARIABLE		For the year ended	For each of the two years in the period
PORTFOLIO - ASSET	December 31, 2019
		December 31, 2019	ended December 31, 2019
ALLOCATION FUND

DAVIS NEW YORK	December 31, 2019	For the year ended	For each of the two years in the period
VENTURE FUND		December 31, 2019	ended December 31, 2019

FEDERATED EQUITY	December 31, 2019	For the year ended	For each of the two years in the period
INCOME FUND, INC		December 31, 2019	ended December 31, 2019

FIDELITY VIP CONTRAFUND	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

FIDELITY VIP GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

FRANKLIN SMALL-MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH FUND		December 31, 2019	ended December 31, 2019
GREAT-WEST AGGRESSIVE	December 31, 2019	For the year ended	For each of the two years in the period
PROFILE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST ARIEL MID	December 31, 2019	For the year ended	For each of the two years in the period
CAP VALUE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST BOND INDEX	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST		For the year ended	For each of the two years in the period
CONSERVATIVE PROFILE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

GREAT-WEST		For the year ended	For each of the two years in the period
GOVERNMENT MONEY	December 31, 2019
		December 31, 2019	ended December 31, 2019
MARKET FUND

GREAT-WEST		For the year ended	For each of the two years in the period
INTERNATIONAL VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

GREAT-WEST T. ROWE		For the period January	For the period January 1, 2019 to
PRICE EQUITY INCOME	N/A	1, 2019 to October	October 28, 2019 and for the year ended
FUND		28, 2019	December 31, 2018
GREAT-WEST LARGE CAP		For the period	For the period October 28, 2019 to
VALUE FUND INVESTOR II	December 31, 2019	October 28, 2019 to
December 31, 2019
CLASS		December 31, 2019

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2015 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2025 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2035 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2045 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LIFETIME	December 31, 2019	For the year ended	For each of the two years in the period
2055 FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST LOOMIS		For the year ended	For each of the two years in the period
SAYLES SMALL CAP VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

GREAT-WEST MODERATE	December 31, 2019	For the year ended	For each of the two years in the period
PROFILE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST		For the year ended	For each of the two years in the period
MODERATELY AGGRESSIVE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PROFILE FUND

GREAT-WEST
MODERATELY	December 31, 2019	For the year ended	For each of the two years in the period
CONSERVATIVE PROFILE		December 31, 2019	ended December 31, 2019

FUND
GREAT-WEST MULTI-	December 31, 2019	For the year ended	For each of the two years in the period
SECTOR BOND FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST S&P 500®	December 31, 2019	For the year ended	For each of the two years in the period
INDEX FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST S&P SMALL	December 31, 2019	For the year ended	For each of the two years in the period
CAP 600® INDEX FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST T. ROWE		For the year ended	For each of the two years in the period
PRICE MID CAP GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

GREAT-WEST U.S.		For the year ended	For each of the two years in the period
GOVERNMENT SECURITIES	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO AMERICAN	December 31, 2019	For the year ended	For each of the two years in the period
FRANCHISE FUND		December 31, 2019	ended December 31, 2019

INVESCO AMERICAN	December 31, 2019	For the year ended	For each of the two years in the period
VALUE FUND		December 31, 2019	ended December 31, 2019

INVESCO COMSTOCK FUND	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

INVESCO MID CAP GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019
INVESCO OPPENHEIMER		For the year ended	For each of the two years in the period
CAPITAL APPRECIATION	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO OPPENHEIMER	December 31, 2019	For the year ended	For each of the two years in the period
GLOBAL FUND		December 31, 2019	ended December 31, 2019

INVESCO SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH FUND		December 31, 2019	ended December 31, 2019

JANUS HENDERSON FORTY	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

JANUS HENDERSON	December 31, 2019	For the year ended	For each of the two years in the period
GLOBAL RESEARCH FUND		December 31, 2019	ended December 31, 2019

JANUS HENDERSON	December 31, 2019	For the year ended	For each of the two years in the period
RESEARCH FUND		December 31, 2019	ended December 31, 2019

JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
GLOBAL RESEARCH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

JENSEN QUALITY GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

LORD ABBETT VALUE	December 31, 2019	For the year ended	For each of the two years in the period
OPPORTUNITIES FUND		December 31, 2019	ended December 31, 2019

MAINSTAY MACKAY	December 31, 2019	For the year ended	For each of the two years in the period
SMALL CAP CORE FUND		December 31, 2019	ended December 31, 2019

MFS GROWTH FUND	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

PIMCO TOTAL RETURN	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

PIONEER EQUITY INCOME	December 31, 2019	For the year ended	For each of the two years in the period
VCT PORTFOLIO		December 31, 2019	ended December 31, 2019

PUTNAM HIGH YIELD FUND	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

PUTNAM INTERNATIONAL		For the year ended	For each of the two years in the period
CAPITAL OPPORTUNITIES	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

ROYCE TOTAL RETURN	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

VICTORY RS SELECT	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH FUND		December 31, 2019	ended December 31, 2019

VICTORY RS SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH FUND		December 31, 2019	ended December 31, 2019

VIRTUS SILVANT SMALL-	December 31, 2019	For the year ended	For each of the two years in the period
CAP GROWTH STOCK FUND		December 31, 2019	ended December 31, 2019

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of December 31, 2019 and 2018, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2019, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the “Series Account”) as of December 31, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented is filed herewith.
(b)	Exhibits
	(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Registration Statement on Form N-4 filed on April 25, 2002 (File No. 2-89550).
	(2)	Not applicable.
	(3)	Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Registration Statement on Form N-4 filed on May 1, 1997 (File No. 2–89550).
	(4)	Form of each Variable Annuity Contract and Riders are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Registration Statement on Form N-4 filed on October 30, 2000 (File No. 2-89550).
Form of Group Annuity Contract Amend 07 Amendment Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to Registration Statement on Form N-4 filed on October 31, 2008 (File No. 2-89550).
	(5)	Forms of Application are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Registration Statement on Form N-4 filed on October 30, 2000 (File No. 2-89550).
	(6)	(a) Amended and Restated Articles of Incorporation of the Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 54 to Registration Statement on Form N-4, filed on April 17, 2015 (File No. 2-89550).
(b) Bylaws of the Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 54 to Registration Statement on Form N-4, filed on April 17, 2015 (File No. 2-89550).
	(7)	Not applicable.
	(8)	(a) Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
(b) Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
(c) Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. is incorporated by reference to Post- Effective Amendment No. 21 to Registration Statement on Form N-4 filed April 16, 2010 (File No. 333-52956).

	(d)	Amendment to the Fund Participation Agreement with Columbia Funds, Columbia Management Investment Advisers, LLC and Columbia Management Distributors, Inc., dated April 13, 2015, is incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to Registration Statement on Form N-4 filed on April 21, 2016 (File No. 2-89550).
	(e)	Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
	(f)	Participation Agreement, dated October 26, 2006, with Variable Insurance Products Fund I, II, III and IV and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement Form N-6 filed on April 30, 2007 (File No. 333-70963).
	(g)	Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
	(h)	Fund Participation Agreement dated December 27, 1999, with Legg Mason Wood Walker, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form N-4 registration statement filed on April 17, 2015 (File No. 2-89550).
	(i)	First Amendment to Fund Participation Agreement dated July 27, 2012, with Legg Mason Investor Services, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form N-4 registration statement filed on April 17, 2015 (File No. 2-89550).
	(j)	Second Amendment to Fund Participation Agreement dated April 20, 2015, with Legg Mason Investor Services, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form N-4 registration statement filed on April 17, 2015 (File No. 2-89550).
	(k)	Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 to Registration Statement on Form N-4 filed on April 30, 2010 (File No. 2-89550).
	(l)	Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
	(m)	Fund Participation Agreement, dated September 9, 1999, with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 to Registration Statement on Form N-4 filed on April 18, 2013 (File No. 2-89550).
	(n)	Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
	(o)	Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly STI Classic Funds), RidgeWorth Capital Management, Inc., and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Registration Statement on Form N-4 filed on May 27, 2008 (File No. 2-89550).
	(p)	Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Registration Statement on Form N-4 filed on April 30, 2007 (File No. 2-89550).
(9)	Opinion of Counsel is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to Registration Statement on Form N-4 filed on April 30, 2001 (File No. 2-89550).
(10)	(a)	Written Consent of Carlton Fields, P.A. is filed herewith.

(b) Written Consent of Deloitte & Touche LLP is filed herewith.
(11)	Not applicable.
(12)	Not applicable.
(13)	Powers of Attorney for Directors Bernbach, Bienfait, Coutu, A. Desmarais, P. Desmarais, Jr., Doer, Fleming, Louvel, Madoff, Mahon, Orr, Reynolds, Ryan, Jr., Tretiak, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
E.F. Murphy, III	(2)	Director, President and Chief Executive Officer
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
R. Bienfait	(4)	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.B. Madoff	260 West 11th Street New York, NY 10021	Director
P.A. Mahon	(1)	Director
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement
S.M. Sanchez	(2)	Chief Human Resources Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
J.F. Bevacqua	(2)	Chief Risk Officer
J.D. Kreider	(2)	Senior Vice President and Head of Great-West Investments
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
R.G. Capone	(2)	Senior Vice President, GWI Sales
J.E. Brown	(2)	Senior Vice President, Separate Accounts

Name	Principal Business Address	Positions and Offices with Depositor
S.E. Jenks	(2)	Senior Vice President, Marketing
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President, Product Management
D.A. Morrison	(2)	Senior Vice President, Government Markets
J.M. Smolen	(2)	Senior Vice President, Core Market
C.G. Step	(2)	Senior Vice President, Empower Retirement Products
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2019
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2019
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
61.81% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2019 377,614,607 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 866,162,327.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,697,962 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,343,012 or 61.81% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC

100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.

100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.

100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG

100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited

100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.

100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.

1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation

14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex

90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital

100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP
100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital

6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS
Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC

100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC

100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.

21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)

H.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 27. Number of Contract Owners
As of March 1, 2020, there were 1,375 Group Contract Owners; 0 were Non-Qualified Contracts and 1,375 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article:
(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.
(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.
(3)	“Expenses” includes counsel fees.
(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:
	(a)	The person’s conduct was in good faith; and
	(b)	The person reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
		(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and
	(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.
(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.
(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4)	A corporation may not indemnify a director under this section:
	(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
	(b)	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.
(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:
	(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;
	(b)	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and
	(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:
	(a)	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.
	(b)	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.
(2)	The determinations required by subsection (1) of this section shall be made:
	(a)	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
	(b)	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
	(a)	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or
	(b)	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)	Unless otherwise provided in the articles of incorporation:
	(a)	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
	(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and
	(c)	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Limitation of Indemnification of Directors.
(1)	A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.
Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;
(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and
(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
	(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and
	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), Registrant is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to ING Life Insurance and Annuity Company, dated August 30, 2012, and that the terms thereof have been complied with. Registrant further represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) that are not subject to ERISA, it is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to the American Council of Life Insurance, dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)—(4) thereof have been complied with.
(e)	Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.
(f)	Great-West represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 17th day of April, 2020.
FUTUREFUNDS SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 17, 2020
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	President and Chief Executive Officer	April 17, 2020
Edmund F. Murphy III
/s/ Andra S. Bolotin	Executive Vice President & Chief Financial Officer	April 17, 2020
Andra S. Bolotin
/s/ John L. Bernbach	Director	April 17, 2020
John L. Bernbach*
/s/ Robin Bienfait	Director	April 17, 2020
Robin Bienfait*
/s/ Marcel R. Coutu	Director	April 17, 2020
Marcel R. Coutu*
/s/ André R. Desmarais	Director	April 17, 2020
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 17, 2020
Paul G. Desmarais, Jr.*
/s/ Gary A. Doer	Director	April 17, 2020
Gary A. Doer*
/s/ Gregory J. Fleming	Director	April 17, 2020
Gregory J. Fleming*
Director
Claude Généreux

	Signature	Title	Date
	/s/ Alain Louvel	Director	April 17, 2020
Alain Louvel*
	/s/ Paula B. Madoff	Director	April 17, 2020
Paula B. Madoff*
	/s/ Paul A. Mahon	Director	April 17, 2020
Paul A. Mahon*
	/s/ Robert L. Reynolds	Director	April 17, 2020
Robert L. Reynolds*
	/s/ T. Timothy Ryan, Jr.	Director	April 17, 2020
T. Timothy Ryan, Jr.*
Director
Jerome J. Selitto
	/s/ Gregory D. Tretiak	Director	April 17, 2020
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	April 17, 2020
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 17, 2020
Ryan L. Logsdon